OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	November 30, 2005
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY			10036
(Address of principal executive offices)			(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	3/31/08

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Shareholders.

The Fund’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund Trust

Advisory Portfolios

Advisory

Advisory II

Advisory III

Advisory IV

March 31, 2008

Semi-Annual Report

2008 Semi-Annual Report

March 31, 2008

Table of Contents

Shareholders’ Letter	2
Expense Examples	3
Portfolios of Investments
Advisory Portfolios:
Advisory	5
Advisory II	12
Advisory III	18
Advisory IV	19

Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Statement of Cash Flows	23
Financial Highlights	24
Notes to Financial Statements	28
U.S. Privacy Policy	35
Trustee and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money. There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Funds. Please see the prospectus for more complete information on investment risks.

1

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the six months ended March 31, 2008. Our Fund currently consists of 19 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

April 2008

2

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you may incur ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Advisory Portfolio II commenced operations on March 11, 2008, however, expenses did not begin accruing until March 12, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from March 12, 2008 through March 31, 2008.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Advisory Portfolio II commenced operations on March 11, 2008, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the period was in effect during the period from October 1, 2007 through March 31, 2008.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	October 1, 2007	March 31, 2008	October 1, 2007 — March 31, 2008
Advisory Portfolio
Class I
Actual	$1,000.00	$904.60	$0.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.75	0.25

* Expenses are equal to Class I’s annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning	Ending Account Value	Expenses Paid During Period*
	Account Value	March 31, 2008	March 12, 2008 — March 31, 2008
Advisory Portfolio II
Class I
Actual	$1,000.00	$998.80	$0.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,025.00	0.00

* Expenses are equal to Class I’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 20/366 (to reflect the actual days in the period for the actual example) and multiplied by 183/366 (to reflect the one-half year period).

3

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Advisory Portfolio III
Class I
Actual	$1,000.00	$1,015.50	$0.00	**
Hypothetical (5% average annual return before expenses)	1,000.00	1,025.00	0.00	**

* Expenses are equal to Class I’s annualized net expense ratio of less than 0.005%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**Amount is less than $0.005.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Advisory Portfolio IV
Class I
Actual	$1,000.00	$1,025.10	$0.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.60	0.40

* Expenses are equal to Class I’s annualized net expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

4

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Advisory Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (140.5%)
Agency Adjustable Rate Mortgages (5.5%)
Federal Home Loan Mortgage Corp.,
3.54%, 5/1/34	$1,129	$1,172
5.59%, 11/1/36	6,013	6,116
5.61%, 4/1/37	17,690	17,988
5.73%, 1/1/37	9,841	10,001
5.97%, 1/1/37	7,469	7,623
Federal National Mortgage Association,
4.88%, 5/1/35	2,136	2,169
4.98%, 3/1/37	2,938	2,973
5.69%, 6/1/34	10	11
5.81%, 5/1/37	8,713	8,920
5.97%, 4/1/37	15,618	16,015
6.76%, 4/1/36	14,125	14,454
Government National Mortgage Association,
5.13%, 10/20/25 - 12/20/27	2,681	2,680
5.63%, 7/20/25 - 9/20/27	1,958	1,972
6.38%, 5/20/24 - 2/20/28	11,827	12,116
		104,210
Agency Fixed Rate Mortgages (76.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 7/1/08	@—	@—
9.00%, 10/1/16	11	12
9.50%, 10/1/16 - 3/1/20	467	520
10.00%, 1/1/09 - 12/1/20	1,045	1,213
10.25%, 1/1/09 - 12/1/11	4	6
10.50%, 11/1/08 - 12/1/20	487	557
11.00%, 2/1/11 - 9/1/20	307	354
11.25%, 6/1/10 - 12/1/15	5	5
11.50%, 12/1/09 - 9/1/19	201	223
11.75%, 8/1/14 - 4/1/15	31	36
12.00%, 10/1/09 - 7/1/20	218	253
12.50%, 10/1/09 - 6/1/15	13	18
13.00%, 9/1/10 - 12/1/13	1	1
13.50%, 2/1/10	@—	@—
Gold Pools:
5.50%, 12/1/36 - 11/1/37	53,976	54,568
6.00%, 10/1/28 - 10/1/37	8,881	9,121
6.50%, 5/1/21 - 11/1/33	2,822	2,948
7.00%, 12/1/26 - 11/1/32	8,479	8,987
7.50%, 2/1/23 - 1/1/34	17,290	18,723
8.00%, 5/1/20 - 12/1/31	7,951	8,638
8.50%, 10/1/10 - 7/1/31	18,546	20,591
9.00%, 10/1/17 - 1/1/31	1,548	1,719
9.50%, 11/1/16 - 12/1/22	679	755
10.00%, 6/1/17 - 4/1/25	407	467
10.50%, 7/1/19 - 3/1/21	137	164
11.00%, 7/1/17 - 9/1/20	124	136
11.50%, 1/1/16 - 6/1/20	79	88
12.00%, 6/1/20	130	139
12.50%, 7/1/19	4	4
April TBA:
5.00%, 4/15/38	(i)131,025	129,735
5.50%, 4/15/37	(i)259,550	262,105
6.00%, 4/15/37	(i)249,500	255,855
6.50%, 4/15/37	(i)34,375	35,659
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	189	189
5.50%, 3/1/17	194	199
6.00%, 4/1/13 - 10/1/32	346	360
6.50%, 6/1/15 - 4/1/34	31,848	33,209
7.00%, 12/1/12 - 4/1/36	52,379	55,705
7.50%, 10/1/12 - 8/1/37	42,980	46,197
8.00%, 4/1/09 - 4/1/33	27,575	29,943
8.50%, 4/1/09 - 5/1/32	25,306	27,909
9.00%, 6/1/18 - 4/1/26	625	687
9.50%, 7/1/16 - 4/1/30	3,229	3,595
10.00%, 9/1/10 - 11/1/25	3,025	3,547
10.50%, 10/1/11 - 6/1/27	838	984
10.75%, 10/1/11	2	2
11.00%, 10/1/13 - 7/1/25	205	235
11.50%, 8/1/11 - 8/1/25	421	482
12.00%, 1/1/13 - 5/1/20	135	152
12.50%, 2/1/11 - 9/1/15	203	239
April TBA:
4.50%, 4/25/23	(i)63,400	63,063
5.00%, 4/25/23 - 4/25/38	(i)143,800	143,554
5.50%, 4/25/37	(i)102,325	103,300
6.50%, 4/25/38	(i)28,575	29,597
7.00%, 4/25/38	(i)29,625	31,097
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	17	18
6.50%, 10/15/10	11	11
7.00%, 7/15/31	80	85
8.50%, 7/15/16 - 3/15/20	880	961
9.00%, 11/15/16 - 11/15/24	4,965	5,447
9.50%, 7/15/09 - 10/15/24	11,639	12,926
10.00%, 11/15/09 - 2/15/26	17,921	21,431
10.50%, 10/15/13 - 4/15/25	4,057	4,882
11.00%, 12/15/09 - 4/15/21	4,606	5,372
11.50%, 3/15/10 - 11/15/19	311	369
12.00%, 11/15/12 - 5/15/16	655	773
12.50%, 5/15/10 - 4/15/19	47	56
13.00%, 1/15/11 - 10/15/13	20	24
13.50%, 5/15/10 - 5/15/13	21	25
		1,440,225
Asset Backed Corporate (0.0%)
Bear Stearns Asset Backed Securities Trust,
2.80%, 9/25/34	(h)8	8

The accompanying notes are an integral part of the financial statements.

5

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (1.8%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
3.13%, 3/15/24	$20,881	$1,800
3.58%, 12/15/23	1,886	404
5.13%, 3/15/32	95	11
5.18%, 6/15/28 - 3/15/32	1,837	80
5.68%, 9/15/30	1,169	133
5.73%, 10/15/29	10	@—
Inv Fl IO REMIC
4.68%, 8/15/30	44	4
IO
5.00%, 6/15/17	171	14
5.50%, 1/15/29 - 8/15/30	5,246	222
6.00%, 5/1/31	746	147
6.50%, 4/1/28 - 5/15/33	1,228	245
7.00%, 6/1/30 - 3/1/32	2,644	655
7.50%, 4/1/28 - 9/1/30	1,391	390
8.00%, 10/15/12 - 6/1/31	4,314	1,118
IO PAC
1.00%, 2/15/27	2,480	23
6.00%, 4/15/32	255	18
7.00%, 9/15/27	31	8
IO REMIC
4.13%, 6/17/27	(h)92	9
10.00%, 5/1/20 - 6/1/20	38	7
PAC
8.55%, 1/15/21	19	20
9.50%, 4/15/20	71	75
9.60%, 4/15/20	67	73
9.90%, 10/15/19	314	340
10.00%, 5/15/20 - 6/15/20	306	333
Federal National Mortgage Association,
Conventional Pools:
3.03%, 12/25/08	(h)@—	@—
7.00%, 9/25/32	3,904	4,138
Inv Fl IO
2.97%, 8/25/34	200,435	6,490
3.79%, 7/25/34	15,193	1,250
4.73%, 2/17/31	452	45
5.22%, 7/18/27	414	31
5.59%, 10/25/28	1,515	84
5.73%, 11/18/30	664	73
5.78%, 10/18/30	205	21
5.83%, 3/18/30	3	@—
5.89%, 7/25/30 - 8/25/30	1,438	153
5.99%, 10/25/29	234	9
Inv Fl IO REMIC
47.98%, 9/25/20	80	140
59.63%, 9/25/22	132	203
IO
5.00%, 2/25/15	100	1
5.50%, 3/25/17	172	8
6.00%, 8/25/32 - 7/25/33	11,118	1,930
6.50%, 2/1/32 - 6/25/33	12,366	2,666
7.00%, 4/1/32 - 5/25/33	9,631	1,846
7.50%, 4/1/27 - 1/1/32	3,289	883
8.00%, 4/1/24 - 12/25/30	13,335	3,357
8.50%, 10/1/24 - 10/1/25	2,543	753
9.00%, 11/1/26	1,315	341
9.50%, 9/1/18	@—	@—
461.28%, 12/25/21	(h)@—	1
807.24%, 6/25/21	@—	@—
IO PAC
8.00%, 8/18/27 - 9/18/27	4,139	773
1,008.12%, 9/25/20	@—	4
1,156.92%, 7/25/21	@—	2
IO REMIC PAC
8.00%, 8/18/27	616	112
PAC
8.50%, 9/25/20	31	34
8.75%, 11/25/19	4	5
Government National Mortgage Association,
Inv Fl IO
5.13%, 9/16/27	158	20
5.18%, 4/16/29	6,102	503
5.61%, 5/20/31	1,480	219
5.73%, 12/16/29	433	66
5.78%, 8/16/29	7,846	1,137
		33,427
Collateralized Mortgage Obligation — Non Agency Collateral Series (21.2%)
Banc of America Commercial Mortgage, Inc.,
5.49%, 2/10/51	7,825	7,605
5.66%, 6/10/49	(h)20,820	20,597
5.69%, 4/10/49	(h)710	706
5.75%, 2/10/51	(h)16,815	16,757
Bank of America Funding Corp.,
IO
3.88%, 9/20/35	40,408	1,319
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)15,809	15,595
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	9,745	9,575
5.70%, 12/10/49	(h)14,005	13,927
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)11,785	11,775
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)18,190	18,221
Countrywide Alternative Loan Trust,
IO
0.55%, 11/20/35	146,323	4,630
0.95%, 3/20/46	17,024	741
2.18%, 3/20/46	70,831	3,113
2.40%, 12/20/46	162,176	7,885
2.56%, 2/25/37	91,594	3,950
2.83%, 2/20/47	78,887	3,832
3.91%, 12/20/35	(e)(h)102,526	4,021
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	38,140	1,049

The accompanying notes are an integral part of the financial statements.

6

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligation — Non Agency Collateral Series (cont’d)
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	$ (h)8,160	$8,119
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	(h)16,576	12,585
2.78%, 1/25/37	(h)20,593	18,285
2.80%, 3/25/47	(h)22,959	17,457
IO
0.58%, 6/25/45	36,302	1,044
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	11,120	10,843
5.74%, 12/10/49	13,235	13,094
GS Mortgage Securities Corp.,
IO
4.01%, 8/25/35	(e)(h)37,009	983
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)20,670	20,683
Harborview Mortgage Loan Trust,
IO
3.60%, 5/19/35	(h)75,337	2,126
3.83%, 1/19/36	(h)29,864	980
3.93%, 3/19/37	(h)61,476	2,423
4.01%, 10/20/45	(h)47,879	1,933
PO
1/19/36 - 10/20/45	1,408	303
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)55,439	1,821
PO
7/25/35	@—	@—
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	14,595	14,205
5.75%, 2/12/49	(h)9,565	9,518
5.79%, 2/12/51	(h)10,030	9,960
5.82%, 6/15/49	(h)20,605	20,627
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	18	4
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44(h)	13,720	13,870
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	3,445	3,352
5.86%, 7/15/40	(h)14,520	14,510
5.87%, 9/15/45	(h)14,505	14,482
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)13,590	713
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	10,575	10,217
5.68%, 5/15/46	(c)13,660	13,473
5.74%, 6/15/49	(h)10,330	10,257
5.90%, 2/15/51	(h)8,610	8,695
		401,860
Mortgages — Other (36.0%)
Alliance Bancorp Trust,
2.84%, 7/25/37	(h)10,516	8,012
American Express Co.,
9.63%, 12/1/12	(d)(k)65	65
American Home Mortgage Assets,
2.72%, 3/25/47	(h)19,700	15,020
2.79%, 10/25/46	(h)12,038	9,207
2.83%, 5/25/46 - 9/25/46	(h)28,729	18,255
2.84%, 6/25/47	(h)14,874	9,792
2.90%, 6/25/47	(h)14,304	7,028
3.01%, 10/25/46	(h)3,678	920
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(h)26,998	19,493
2.90%, 9/25/45	(h)1,773	1,365
3.32%, 11/25/45	(h)2,675	1,012
American Housing Trust,
9.55%, 9/25/20	414	413
Bear Stearns Mortgage Funding Trust,
2.76%, 12/25/46	(h)26,464	20,154
2.78%, 10/25/36	(h)705	535
2.80%, 9/25/36	(h)15,544	11,818
2.85%, 7/25/36	(h)17,465	10,288
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)1	1
Countrywide Alternative Loan Trust,
2.74%, 4/25/47	(h)18,495	14,051
2.75%, 3/20/46	(h)9,355	7,109
2.77%, 5/25/47	(h)12,050	9,164
2.78%, 6/25/47	(h)24,029	18,297
2.79%, 12/20/46	(h)3,532	1,695
2.80%, 11/20/35	(h)4,226	3,912
2.82%, 9/20/46	(h)7,082	3,441
2.83%, 11/20/35	(h)4,083	3,443
2.84%, 12/20/46	(h)10,849	5,247
2.87%, 12/25/46	(h)9,037	4,414
2.89%, 8/25/45	(h)2,134	2,089
2.93%, 12/20/35	(h)8,189	5,484
3.12%, 7/25/46	(h)5,022	816
3.23%, 3/25/47	(h)1,848	277
3.40%, 6/25/46	(h)6,186	959
3.54%, 11/20/35	(h)9,460	3,027
3.85%, 6/25/47	(h)1,815	408
5.62%, 12/20/46	(h)3,666	1,866
5.78%, 2/25/36	(h)16,684	10,845
6.37%, 11/25/35	(h)9,783	7,435
Countrywide Home Loan Mortgage Pass Through Trust,
2.90%, 4/25/46	(h)11,591	7,282
Deutsche ALT-A Securities Inc., Alternate Loan Trust,
2.75%, 2/25/47	(h)21,583	14,969
5.16%, 2/25/47	(h)7,959	4,377
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)1,793	1,756

The accompanying notes are an integral part of the financial statements.

7

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
Downey Savings & Loan Association Mortgage Loan Trust,
2.74%, 3/19/37	$ (h)2,951	$1,794
2.76%, 10/19/36	(h)20,099	15,288
5.27%, 4/19/46	(h)14,795	11,097
Gemsco Mortgage Pass Through Certificate,
8.70%, 11/25/10	(d)(k)4	4
GSR Mortgage Loan Trust,
2.79%, 8/25/46	(h)17,783	13,560
Harborview Mortgage Loan Trust,
2.69%, 3/19/37	(h)21,626	16,394
2.71%, 3/19/38	(h)17,935	13,619
2.74%, 11/19/36	(h)21,791	16,610
2.75%, 1/19/38	(h)18,777	14,298
2.77%, 11/19/36	(h)19,877	15,167
2.79%, 7/19/46	(h)12,358	7,748
2.80%, 3/19/36	(h)11,118	8,384
2.85%, 8/21/36 - 7/19/45	(h)18,324	11,967
2.94%, 11/19/35	(h)7,729	5,273
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)843	837
Impac CMB Trust,
3.44%, 9/25/34	(h)56	49
Indymac Index Mortgage Loan Trust,
2.83%, 9/25/46	(h)10,654	6,689
2.88%, 7/25/35	(h)2,471	1,786
Lehman XS Trust,
2.87%, 11/25/35	(h)13,722	10,899
3.01%, 8/25/46	(h)9,187	3,955
3.60%, 3/25/47	(h)7,851	2,399
Luminent Mortgage Trust,
2.83%, 5/25/46	(h)8,993	5,781
Mastr Adjustable Rate Mortgages Trust,
2.85%, 4/25/46	(h)7,953	4,965
3.25%, 4/25/46	(h)4,409	617
3.35%, 4/25/46	(h)2,275	284
3.80%, 5/25/47	(h)4,188	586
Residential Accredit Loans, Inc.,
2.74%, 2/25/37	(h)18,168	13,866
2.75%, 2/25/37	(h)7,055	5,291
2.76%, 2/25/37 - 3/25/47	(h)27,777	21,704
2.80%, 3/25/47 - 5/25/47	(h)32.291	21,728
2.83%, 6/25/46	(h)18,013	11,293
2.86%, 2/25/46 - 5/25/47	(h)21,351	13,482
2.87%, 2/25/46	(h)4,459	3,111
2.90%, 6/25/37	(h)8,849	4,464
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	108	108
Structured Asset Mortgage Investments, Inc.,
2.79%, 2/25/36	(h)7,557	5,646
2.80%, 10/25/36	(h)11,144	8,478
2.83%, 8/25/36 - 7/25/46	(h)44,615	27,638
2.87%, 4/25/36	(h)16,982	10,876
2.88%, 7/25/46	(h)4,861	2,449
2.90%, 5/25/46	(h)4,861	2,395
2.91%, 2/25/36	(h)20,687	12,862
3.13%, 12/25/35	(h)5,830	2,507
Washington Mutual Inc.,
2.83%, 7/25/47	(h)798	497
2.85%, 12/25/45	(h)2,723	2,626
2.86%, 10/25/45	(h)1,426	1,408
2.87%, 4/25/45	(h)6,473	4,417
2.89%, 8/25/45	(h)632	624
2.95%, 6/25/46	(h)2,600	1,544
2.96%, 7/25/45	(h)5,529	3,849
5.27%, 4/25/46 - 5/25/46	(h)35,233	21,693
5.29%, 8/25/46	(h)16,976	12,392
Zuni Mortgage Loan Trust,
2.73%, 8/25/36	(h)9,141	8,671
		681,410
Total Fixed Income Securities (Cost $3,009,883)		2,661,140

	Shares
Preferred Stock (0.8%)
Mortgages — Other
Home Ownership Funding Corp.,
13.33% (Cost $13,650)	(e)93,475	14,327

Short-Term Investments (12.7%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)4,780,686	4,781

	Face
	Amount
	(000)
Short-Term Debt (0.7%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)425	425
Bancaja,
4.04%, 11/12/08	(h)212	212
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)212	212
BASF AG,
3.89%, 8/19/08	(h)212	212
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)849	849
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)425	425
CIT Group Holdings,
3.97%, 5/19/08	(h)764	764
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	2,951	2,951
First Tennessee Bank,
2.84%, 8/15/08	(h)212	212
2.85%, 8/15/08	(h)849	849
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)212	212

The accompanying notes are an integral part of the financial statements.

8

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt (cont’d)
HSBC Finance Corp.,
3.10%, 8/5/08	$ (h)212	$212
IBM Corp.,
3.09%, 9/8/08	(h)849	849
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)425	425
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)637	637
National Bank of Canada,
3.11%, 4/2/08	(h)849	849
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)849	849
Nationwide Building Society,
2.75%, 7/28/08	(h)493	493
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)467	467
3.09%, 8/8/08	(h)297	297
		12,401
		17,182

Shares
Investment Company (11.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)210,432,222	210,432

	Face
	Amount
	(000)
U.S. Treasury Security (0.7%)
U.S. Treasury Bill
0.73%, 4/10/08	$ (j)(r)13,835	13,832
Total Short-Term Investments (Cost $241,439)		241,446
Total Investments (154.0%) (Cost $3,264,972) — Including $16,995 of Securities Loaned		2,916,913
Liabilities in Excess of Other Assets (-54.0%)		(1,022,952)
Net Assets (100%)		$1,893,961

(c)	All or a portion of security on loan at March 31, 2008.
(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $70,000 of fair valued securites, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2008.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

9

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar CME	435	$106,281	Jun-08	$2,782
EuroDollar CME	434	106,227	Sep-08	2,943
EuroDollar CME	426	104,200	Dec-08	2,838
EuroDollar CME	457	111,754	Mar-09	3,106
EuroDollar CME	485	118,375	Jun-09	2,183
U.S. Treasury 2 yr. Note	240	51,518	Jun-08	(4)
Short:
EuroDollar CME	80	19,429	Dec-09	(365)
EuroDollar CME	105	25,448	Mar-10	(445)
EuroDollar CME	33	7,980	Jun-10	(128)
EuroDollar CME	14	3,378	Sep-10	(49)
EuroDollar CME	121	29,471	Sep-10	(609)
Swap Future 10 Yr. (U.S. Dollar)	175	20,150	Jun-08	(104)
U.S. Treasury 5 yr. Note	340	38,840	Jun-08	(306)
U.S. Treasury 10 yr. Note	3,207	381,483	Jun-08	(12,054)
U.S. Treasury Long Bond	1,703	203,311	Jun-08	(5,094)
				$(5,306)

CME Chicago Mercantile Exchange

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$215,576	$2,833
	3 Month LIBOR	Pay	5.59	2/19/18	105,396	2,245
	3 Month LIBOR	Pay	5.47	2/25/18	13,295	222
	3 Month LIBOR	Receive	5.82	2/12/23	276,912	(2,777)
	3 Month LIBOR	Receive	6.03	2/19/23	136,051	(2,204)
	3 Month LIBOR	Receive	5.88	2/25/23	17,223	(206)
Citigroup	3 Month LIBOR	Receive	5.07	11/9/09	9,065	(979)
	3 Month LIBOR	Pay	5.37	5/23/17	76,990	10,196
	3 Month LIBOR	Receive	5.29	9/28/17	63,605	(6,446)
	3 Month LIBOR	Receive	5.00	11/13/17	16,589	(1,677)
	3 Month LIBOR	Pay	4.47	1/10/18	45,324	1,490
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	88,835	11,615
	3 Month LIBOR	Pay	5.39	5/25/17	113,522	15,207
	3 Month LIBOR	Pay	5.43	5/29/17	197,220	26,996
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	110,319	2,216
	3 Month LIBOR	Pay	5.63	2/28/18	219,290	4,934
	3 Month LIBOR	Receive	6.04	2/25/23	281,353	(4,592)
	3 Month LIBOR	Receive	5.96	2/27/23	141,411	(2,004)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	38,314	5,083
	3 Month LIBOR	Pay	5.34	5/24/17	77,474	10,072
	3 Month LIBOR	Pay	5.09	9/11/17	114,821	9,852
	3 Month LIBOR	Pay	5.16	9/20/17	49,645	4,579

The accompanying notes are an integral part of the financial statements.

10

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase (cont’d)	3 Month LIBOR	Receive	5.23%	9/27/17	$60,190	$(5,438)
	3 Month LIBOR	Receive	5.30	9/28/17	60,432	(6,182)
	3 Month LIBOR	Pay	5.25	10/11/17	33,328	4,063
	3 Month LIBOR	Receive	5.01	11/13/17	31,606	(3,247)
	3 Month LIBOR	Pay	4.24	1/22/18	35,323	(466)
	3 Month LIBOR	Receive	4.52	2/19/18	27,315	(1,024)
	3 Month LIBOR	Pay	4.48	2/25/18	46,533	1,596
	3 Month LIBOR	Receive	3.96	3/20/18	40,000	410
Lehman Brothers	3 Month LIBOR	Pay	5.40	5/25/17	58,649	7,927
						$84,294

LIBOR — London Inter Bank Offer Rate

Total Return Swap Contracts

The Portfolio had the following total return swap agreement(s) open at period end:

					Unrealized
				Notional	Appreciation
			Termination	Amount	(Depreciation)
Swap Counterparty	Pay	Receive	Date	(000)	(000)
Bank of America	Monthly Duration Adjusted Return	CMBS AAA 10yr. Index	2/12/18	$26,952	$665

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*    Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

11

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Advisory Portfolio II

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (146.3%)
Agency Adjustable Rate Mortgages (5.7%)
Federal Home Loan Mortgage Corp.,
3.54%, 5/1/34	$738	$766
5.59%, 11/1/36	3,937	4,005
5.61%, 4/1/37	11,586	11,781
5.73%, 1/1/37	6,445	6,549
5.97%, 1/1/37	4,887	4,988
Federal National Mortgage Association,
4.88%, 5/1/35	1,397	1,419
4.98%, 3/1/37	1,926	1,949
5.69%, 6/1/34	7	7
5.81%, 5/1/37	5,707	5,843
5.97%, 4/1/37	10,224	10,484
6.76%, 4/1/36	9,248	9,463
Government National Mortgage Association,
5.13%, 10/20/25 - 12/20/27	1,755	1,754
5.63%, 7/20/25 - 9/20/27	1,282	1,292
6.38%, 5/20/24 - 2/20/28	7,767	7,955
		68,255

Agency Fixed Rate Mortgages (79.2%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
8.00%, 7/1/08	@—	@—
9.00%, 10/1/16	7	8
9.50%, 10/1/16 - 3/1/20	305	341
10.00%, 1/1/09 - 12/1/20	686	796
10.25%, 1/1/09 - 12/1/11	3	3
10.50%, 11/1/08 - 12/1/20	317	364
11.00%, 2/1/11 - 9/1/20	202	232
11.25%, 6/1/10 - 12/1/15	3	3
11.50%, 12/1/09 - 9/1/19	129	144
11.75%, 8/1/14	1	1
12.00%, 10/1/09 - 7/1/20	142	166
12.50%, 10/1/09 - 6/1/15	9	11
13.00%, 9/1/10 - 12/1/13	1	1
13.50%, 2/1/10	@—	@—
Gold Pools:
5.50%, 12/1/36 - 11/1/37	35,312	35,698
6.00%, 10/1/28 - 10/1/37	5,816	5,973
6.50%, 5/1/21 - 11/1/33	1,848	1,930
7.00%, 8/1/27 - 11/1/32	5,535	5,867
7.50%, 2/1/23 - 10/1/32	11,281	12,208
8.00%, 5/1/20 - 12/1/31	5,204	5,652
8.50%, 10/1/10 - 7/1/31	12,139	13,479
9.00%, 10/1/17 - 1/1/31	1,012	1,125
9.50%, 11/1/16 - 12/1/22	445	495
10.00%, 6/1/17 - 4/1/25	266	306
10.50%, 7/1/19 - 3/1/21	90	107
11.00%, 8/1/19 - 9/1/20	81	89
11.50%, 1/1/16 - 6/1/20	52	58
12.00%, 6/1/20	85	91
12.50%, 7/1/19	2	3
April TBA
5.00%, 4/15/38	(i)85,725	84,881
5.50%, 4/15/37	(i)169,950	171,623
6.00%, 4/15/37	(i)163,400	167,562
6.50%, 4/15/37	(i)22,525	23,366
Federal National Mortgage Association,
Conventional Pools:
4.50%, 8/1/18	122	122
5.50%, 3/1/17	127	131
6.00%, 4/1/13 - 1/1/29	160	165
6.50%, 6/1/15 - 4/1/34	20,878	21,779
7.00%, 12/1/12 - 6/1/35	34,222	36,399
7.50%, 10/1/12 - 8/1/37	28,091	30,177
8.00%, 4/1/09 - 4/1/33	18,022	19,555
8.50%, 4/1/09 - 5/1/32	16,565	18,263
9.00%, 6/1/18 - 4/1/26	409	450
9.50%, 7/1/16 - 4/1/30	2,114	2,353
10.00%, 9/1/10 - 11/1/25	1,980	2,320
10.50%, 10/1/11 - 6/1/27	549	646
10.75%, 10/1/11	1	1
11.00%, 10/1/13 - 7/1/25	134	154
11.50%, 8/1/11 - 8/1/25	276	315
12.00%, 1/1/13 - 5/1/20	88	99
12.50%, 2/1/11 - 9/1/15	133	156
April TBA
4.50%, 4/25/23	(i)41,500	41,280
5.00%, 4/25/23 - 4/25/38	(i)94,150	93,989
5.50%, 4/25/37	(i)66,975	67,613
6.50%, 4/25/38	(i)18,725	19,395
7.00%, 4/25/38	(i)19,400	20,364
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32	11	12
6.50%, 10/15/10	7	7
7.00%, 7/15/31	52	56
8.50%, 7/15/16 - 3/15/20	575	631
9.00%, 11/15/16 - 11/15/24	3,251	3,566
9.50%, 7/15/09 - 10/15/24	7,619	8,463
10.00%, 11/15/09 - 2/15/26	11,738	14,033
10.50%, 4/15/13 - 4/15/25	2,653	3,194
11.00%, 12/15/09 - 4/15/21	3,011	3,517
11.50%, 3/15/10 - 11/15/19	204	241
12.00%, 11/15/12 - 5/15/16	427	505
12.50%, 5/15/10 - 4/15/19	32	37
13.00%, 1/15/11 - 10/15/13	13	16
13.50%, 5/15/10 - 5/15/13	14	16
		942,603
Asset Backed Corporate (0.0%)
Bear Stearns Asset Backed Securities Trust,
2.80%, 9/25/34	(h)5	5
Collateralized Mortgage Obligations — Agency Collateral Series (1.8%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
3.13%, 3/15/24	13,671	1,178
3.58%, 12/15/23	1,235	264

The accompanying notes are an integral part of the financial statements.

12

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Agency Collateral Series (cont’d)
5.13%, 3/15/32	$62	$7
5.18%, 6/15/28 - 3/15/32	1,202	52
5.68%, 9/15/30	766	87
5.73%, 10/15/29	6	@—
Inv FI IO REMIC
4.68%, 8/15/30	28	3
IO
4.13%, 6/17/27	60	6
5.00%, 6/15/17	112	9
5.50%, 1/15/29 - 8/15/30	3,435	145
6.00%, 5/1/31	489	96
6.50%, 4/1/28 - 5/15/33	804	160
7.00%, 6/1/30 - 3/1/32	1,731	429
7.50%, 4/1/28 - 9/1/30	912	256
8.00%, 10/15/12 - 6/1/31	2,825	732
IO PAC
1.00%, 2/15/27	1,624	15
6.00%, 4/15/32	168	12
7.00%, 9/15/27	20	5
IO REMIC
10.00%, 5/1/20 - 6/1/20	25	4
PAC
8.55%, 1/15/21	12	13
9.50%, 4/15/20	46	49
9.60%, 4/15/20	44	47
9.90%, 10/15/19	206	223
10.00%, 5/15/20 - 6/15/20	200	219
Federal National Mortgage Association,
Conventional Pools:
3.03%, 12/25/08	(h)@—	@—
7.00%, 9/25/32	2,603	2,759
Inv FI IO
2.97%, 8/25/34	131,235	4,249
3.79%, 7/25/34	9,947	819
4.73%, 2/17/31	296	29
5.22%, 7/18/27	271	20
5.59%, 10/25/28	992	55
5.73%, 11/18/30	435	48
5.78%, 10/18/30	134	14
5.83%, 3/18/30	2	@—
5.89%, 7/25/30 - 8/25/30	941	100
5.99%, 10/25/29	153	6
Inv FI IO REMIC
47.98%, 9/25/20	56	97
59.63%, 9/25/22	86	133
IO
5.00%, 2/25/15	66	1
5.50%, 3/25/17	113	5
6.00%, 8/25/32 - 7/25/33	7,278	1,264
6.50%, 6/1/31 - 6/25/33	8,098	1,746
7.00%, 4/1/32 - 5/25/33	6,306	1,209
7.50%, 4/1/27 - 1/1/32	2,154	579
8.00%, 2/1/23 - 12/1/31	8,731	2,197
8.50%, 10/1/24 - 10/1/25	1,665	493
9.00%, 11/1/26	861	223
9.50%, 9/1/18	@—	@—
461.28%, 12/25/21	@—	@—
807.24%, 6/25/21	@—	@—
IO PAC
8.00%, 8/18/27 - 9/18/27	2,710	507
1,156.92%, 7/25/21	@—	2
IO REMIC PAC
8.00%, 8/18/27	403	74
PAC
8.50%, 9/25/20	21	22
8.75%, 11/25/19	3	3
Government National Mortgage Association,
Inv FI IO
5.13%, 9/16/27	103	13
5.18%, 4/16/29	3,995	330
5.61%, 5/20/31	969	143
5.73%, 12/16/29	283	43
5.78%, 8/16/29	5,137	744
		21,938
Collateralized Mortgage Obligation — Non Agency Collateral Series (22.1%)
Banc of America Commercial Mortgage, Inc.,
5.49%, 2/10/51	5,125	4,981
5.66%, 6/10/49	(h)13,630	13,484
5.69%, 4/10/49	(h)465	463
5.75%, 2/10/51	(h)11,010	10,972
Banc of America Funding Corp.,
IO
3.88%, 9/20/35	26,457	864
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)10,350	10,210
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	6,380	6,269
5.70%, 12/10/49	(h)9,170	9,119
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)7,715	7,709
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)11,910	11,930
Countrywide Alternative Loan Trust,
IO
0.55%, 11/20/35	95,805	3,031
0.95%, 3/20/46	11,227	488
2.18%, 3/20/46	46,377	2,038
2.40%, 12/20/46	106,187	5,163
2.56%, 2/25/37	59,974	2,586
2.83%, 2/20/47	51,653	2,509
3.91%, 12/20/35	(e)(h)67,131	2,633
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	24,971	687
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(h)5,340	5,313

The accompanying notes are an integral part of the financial statements.

13

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligation — Non Agency Collateral Series (cont’d)
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	$ (h)10,856	$8,242
2.78%, 1/25/37	(h)13,486	11,974
2.80%, 3/25/47	(h)15,034	11,431
IO
0.58%, 6/25/45	23,769	683
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	7,280	7,099
5.74%, 12/10/49	8,665	8,573
GS Mortgage Securities Corp.,
IO
4.01%, 8/25/35	(e)(h)24,232	644
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)13,530	13,538
Harborview Mortgage Loan Trust,
IO
3.60%, 5/19/35	(h)49,328	1,392
3.83%, 1/19/36	(h)19,553	642
3.93%, 3/19/37	(h)40,250	1,587
4.01%, 10/20/45	(h)31,347	1,266
PO
1/19/36 - 10/20/45	944	202
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)36,300	1,192
PO
7/25/35	@—	@—
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	9,555	9,300
5.75%, 2/12/49	(h)6,260	6,229
5.79%, 2/12/51	(h)6,570	6,524
5.82%, 6/15/49	(h)13,495	13,509
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	11	2
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)8,980	9,078
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	2,255	2,194
5.86%, 7/15/40	(h)9,505	9,499
5.87%, 9/15/45	(h)9,495	9,480
Lehman Structured Securities Corp.,
IO
7.00%, 10/26/29	(e)8,898	467
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	6,925	6,690
5.68%, 5/15/46	8,940	8,818
5.74%, 6/15/49	(h)6,760	6,712
5.90%, 2/15/51	(h)5,640	5,696
		263,112
Mortgages — Other (37.5%)
Alliance Bancorp Trust,
2.84%, 7/25/37	(h)6,888	5,248
American Home Mortgage Assets,
2.72%, 3/25/47	(h)12,902	9,837
2.79%, 10/25/46	(h)7,879	6,026
2.83%, 5/25/46 - 9/25/46	(h)18,814	11,955
2.84%, 6/25/47	(h)9,735	6,409
2.90%, 6/25/47	(h)9,363	4,601
3.01%, 10/25/46	(h)2,405	601
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(h)17,676	12,762
2.90%, 9/25/45	(h)1,161	894
3.32%, 11/25/45	(h)1,750	662
American Housing Trust,
9.55%, 9/25/20	271	270
Bear Stearns Mortgage Funding Trust,
2.76%, 12/25/46	(h)17,326	13,195
2.78%, 10/25/36	(h)463	351
2.80%, 9/25/36	(h)10,176	7,736
2.85%, 7/25/36	(h)11,433	6,735
Countrywide Alternative Loan Trust,
2.74%, 4/25/47	(h)12,110	9,200
2.75%, 3/20/46	(h)6,125	4,654
2.77%, 5/25/47	(h)7,891	6,001
2.78%, 6/25/47	(h)15,733	11,980
2.79%, 12/20/46	(h)2,315	1,111
2.80%, 11/20/35	(h)2,767	2,561
2.82%, 9/20/46	(h)4,634	2,252
2.83%, 11/20/35	(h)2,673	2,254
2.84%, 12/20/46	(h)7,105	3,437
2.87%, 12/25/46	(h)5,917	2,890
2.89%, 10/25/35	(h)1,397	1,368
2.93%, 12/20/35	(h)5,364	3,592
3.12%, 7/25/46	(h)3,290	535
3.23%, 3/25/47	(h)1,210	181
3.40%, 6/25/46	(h)4,050	628
3.54%, 11/20/35	(h)6,191	1,981
3.85%, 6/25/47	(h)1,185	267
5.62%, 12/20/46	(h)2,398	1,221
5.78%, 2/25/36	(h)10,922	7,099
6.37%, 11/25/35	(h)6,405	4,868
Countrywide Home Loan Mortgage Pass Through Trust,
2.90%, 4/25/46	(h)7,588	4,767
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.75%, 2/25/47	(h)14,132	9,802
5.16%, 2/25/47	(h)5,211	2,866
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)1,174	1,150
Downey Savings & Loan Association Mortgage Loan Trust,
2.74%, 4/19/38	(h)1,930	1,173
2.76%, 11/19/37	(h)13,160	10,010
5.27%, 4/19/47	(h)9,685	7,264
GSR Mortgage Loan Trust,
2.79%, 8/25/46	(h)11,642	8,878

The accompanying notes are an integral part of the financial statements.

14

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

	Face Amount (000)	Value (000)
Mortgages — Other (cont’d)
Harborview Mortgage Loan Trust,
2.69%, 4/19/38	$ (h)14,161	$10,735
2.71%, 3/19/38	(h)11,739	8,914
2.74%, 11/19/36	(h)14,267	10,875
2.75%, 1/19/38	(h)12,293	9,360
2.77%, 11/19/36	(h)13,016	9,932
2.79%, 7/19/46	(h)8,090	5,072
2.80%, 3/19/37	(h)7,278	5,488
2.85%, 8/21/36 - 7/19/45	(h)11,997	7,835
2.94%, 11/19/35	(h)5,059	3,451
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)553	549
Impac CMB Trust,
3.44%, 9/25/34	(h)36	32
Indymac Index Mortgage Loan Trust,
2.83%, 9/25/46	(h)6,975	4,378
2.88%, 7/25/35	(h)1,620	1,170
Lehman XS Trust,
2.87%, 12/25/35	(h)8,984	7,136
3.01%, 8/25/46	(h)6,011	2,588
3.60%, 3/25/47	(h)5,140	1,571
Luminent Mortgage Trust,
2.83%, 5/25/46	(h)5,890	3,786
Mastr Adjustable Rate Mortgages Trust,
2.85%, 4/25/46	(h)5,207	3,251
3.25%, 4/25/46	(h)2,885	404
3.35%, 4/25/46	(h)1,490	186
3.80%, 5/25/47	(h)2,740	384
Residential Accredit Loans, Inc.,
2.74%, 3/25/37	(h)11,900	9,082
2.75%, 2/25/37	(h)4,622	3,466
2.76%, 2/25/37 - 3/25/47	(h)18,188	14,211
2.80%, 3/25/47 - 5/25/47	(h)21,147	14,229
2.83%, 6/25/46	(h)11,792	7,393
2.86%, 2/25/46 - 5/25/47	(h)13,979	8,827
2.87%, 2/25/46	(h)2,920	2,037
2.90%, 5/25/47	(h)5,795	2,923
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	71	71
Structured Asset Mortgage Investments, Inc.,
2.79%, 2/25/36	(h)4,948	3,696
2.80%, 10/25/36	(h)7,298	5,552
2.83%, 8/25/36 - 7/25/46	(h)29,210	18,095
2.87%, 4/25/36	(h)11,118	7,120
2.88%, 7/25/46	(h)3,181	1,602
2.90%, 5/25/46	(h)3,181	1,568
2.91%, 2/25/36	(h)13,543	8,421
3.13%, 12/25/35	(h)3,819	1,642
Washington Mutual, Inc.,
2.83%, 7/25/47	(h)524	327
2.85%, 12/25/45	(h)1,782	1,719
2.86%, 10/25/45	(h)933	922
2.87%, 4/25/45	(h)4,237	2,891
2.89%, 8/25/45	(h)414	408
2.95%, 6/25/46	(h)1,700	1,010
2.96%, 7/25/45	(h)3,620	2,520
5.27%, 4/25/46 - 5/25/46	(h)20,368	14,203
5.29%, 8/25/46	(h)11,125	8,121
Zuni Mortgage Loan Trust,
2.73%, 8/25/36	(h)5,986	5,678
		446,103
Total Fixed Income Securities (Cost $1,755,307)		1,742,016

	Shares
Preferred Stock (0.8%)
Mortgages — Other (0.8%)
Home Ownership Funding Corp.,
13.33%, (Cost $8,916)	(e)60,000	9,196
Short-Term Investments (9.1%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)99,505,526	99,506

	Face
	Amount
	(000)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (j)(r)9,055	9,053
Total Short-Term Investments (Cost $108,557)		108,559
Total Investments (156.2%) (Cost $1,872,780)		1,859,771
Liabilities in Excess of Other Assets (-56.2%)		(668,886)
Net Assets (100%)		$1,190,885

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

15

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (con’t)

Advisory Portfolio II

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar CME	331	$80,872	Jun-08	$1,848
EuroDollar CME	330	80,772	Sep-08	1,958
EuroDollar CME	325	79,495	Dec-08	1,887
EuroDollar CME	345	84,365	Mar-09	2,056
EuroDollar CME	364	88,843	Jun-09	1,451
Short:
EuroDollar CME	34	8,281	Sep-09	(171)
EuroDollar CME	6	1,457	Dec-09	(27)
EuroDollar CME	68	16,481	Mar-10	(288)
EuroDollar CME	22	5,320	Jun-10	(85)
EuroDollar CME	9	2,172	Sep-10	(32)
U.S. Treasury 5 yr. Note	205	23,418	Jun-08	(212)
U.S. Treasury 10 yr. Note	2,370	281,919	Jun-08	(8,642)
U.S. Treasury Long Bond	1,212	143,982	Jun-08	(3,473)
				$(3,730)

CME       Chicago Mercantile Exchange

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$141,149	$1,955
	3 Month LIBOR	Pay	5.59	2/19/18	69,009	968
	3 Month LIBOR	Pay	5.47	2/25/18	8,705	121
	3 Month LIBOR	Receive	5.82	2/12/23	181,308	(1,866)
	3 Month LIBOR	Receive	6.03	2/19/23	89,079	(941)
	3 Month LIBOR	Receive	5.88	2/25/23	11,277	(117)
Citigroup	3 Month LIBOR	Receive	5.07	11/9/09	5,935	(159)
	3 Month LIBOR	Pay	5.37	5/23/17	50,410	1,341
	3 Month LIBOR	Receive	5.29	9/28/17	41,645	(1,123)
	3 Month LIBOR	Receive	5.00	11/13/17	10,861	(290)
	3 Month LIBOR	Pay	4.47	1/10/18	29,676	780
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	58,165	1,544
	3 Month LIBOR	Pay	5.39	5/25/17	74,328	1,977
	3 Month LIBOR	Pay	5.43	5/29/17	129,130	3,444
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	72,231	1,006
	3 Month LIBOR	Pay	5.63	2/28/18	143,580	2,009
	3 Month LIBOR	Receive	6.04	2/25/23	184,217	(1,945)
	3 Month LIBOR	Receive	5.96	2/27/23	92,589	(969)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	25,086	667
	3 Month LIBOR	Pay	5.34	5/24/17	50,726	1,346
	3 Month LIBOR	Pay	5.09	9/11/17	75,179	1,986
	3 Month LIBOR	Pay	5.16	9/20/17	32,505	887
	3 Month LIBOR	Receive	5.23	9/27/17	39,410	(1,466)
	3 Month LIBOR	Receive	5.30	9/28/17	39,568	(1,067)
	3 Month LIBOR	Pay	5.25	10/11/17	21,822	590
	3 Month LIBOR	Receive	5.01	11/13/17	20,694	(553)
	3 Month LIBOR	Pay	4.24	1/22/18	23,128	(590)

The accompanying notes are an integral part of the financial statements.

16

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Advisory Portfolio II

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
JPMorgan Chase (cont’d)	3 Month LIBOR	Receive	4.52%	2/19/18	$17,885	$(480)
	3 Month LIBOR	Pay	4.48	2/25/18	30,467	800
Lehman Brothers	3 Month LIBOR	Pay	5.40	5/25/17	38,401	1,022
						$10,877

LIBOR — London Inter Bank Offer Rate

Total Return Swap Contracts

The Portfolio had the following total return swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
				Termination	Amount	(Depreciation)
Swap Counterparty	Pay	Receive		Date	(000)	(000)
Bank of America	Monthly Duration Adjusted Return	CMBS AAA 10yr	Index	7/31/08	$17,647	$1,095

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by investment type, as a percentage of total investments.

*    Investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

17

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Advisory Portfolio III

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (24.1%)
Argentina (4.7%)
Government of Argentina,
8.28%, 12/31/33	$	(d)11,171	$7,736
France (5.2%)
Government of France B.T.A.N.,
3.00%, 7/12/08	EUR	5,500	8,656
Mexico (9.4%)
Mexican Bonos,
9.50%, 12/18/14	MXN	148,305	15,493
United Kingdom (4.8%)
United Kingdom Treasury GILT,
5.75%, 12/7/09	GBP	3,850	7,880
Total Fixed Income Securities (Cost $38,556)			39,765

	Shares
Short-Term Investment (70.0%)
Investment Company (70.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $115,161)	(p)115,161,419	115,161
Total Investments (94.1%) (Cost $153,717)		154,926
Other Assets in Excess of Liabilities (5.9%)		9,648
Net Assets (100%)		$164,574

(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $7,736,000 of fair valued securites, representing 4.7% of net assets.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	5,100	$8,052	4/2/08	USD	8,052	$8,052	$ @—
EUR	10,850	17,113	4/30/08	USD	15,982	15,982	(1,131)
EUR	42,024	66,236	5/14/08	USD	61,209	61,209	(5,027)
GBP	3,935	7,797	4/24/08	USD	7,677	7,677	(120)
USD	8,045	8,045	4/30/08	EUR	5,100	8,044	(1)
USD	60,387	60,387	5/14/08	JPY	6,450,000	64,875	4,488
		$167,630				$165,839	$(1,791)

JPY — Japanese Yen

USD — United States Dollar

@  Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Euro—Schatz 2 yr. (Germany)	617	$101,797	Jun-08	$(630)

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

18

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Advisory Portfolio IV

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (92.5%)
United States (92.5%)
U.S. Treasury Notes,
2.63%, 3/15/09	$250	$253
4.50%, 2/15/09	250	256
4.75%, 12/31/08	250	256
4.88%, 6/30/09	250	260
Total Fixed Income Securities (Cost $1,025)		1,025

	Shares
Short-Term Investment (31.7%)
Investment Company (31.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $351)	(p)350,753	351
Total Investments (124.2%) (Cost $1,376)		1,376
Liabilities in Excess of Other Assets (-24.2%)		(268)
Net Assets (100%)		$1,108

(p)                                 See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	273	$431	4/3/08	USD	432	$432	$1
EUR	271	427	4/30/08	USD	399	399	(28)
USD	428	428	4/30/08	EUR	271	427	(1)
		$1,286				$1,258	$(28)

EUR — Euro

USD — United States Dollar

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

The accompanying notes are an integral part of the financial statements.

19

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities

	Advisory Portfolio (000)	Advisory Portfolio II^ (000)	Advisory Portfolio III (000)	Advisory Portfolio IV (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$3,049,759	$1,773,274	$38,556	$1,025
Investment in Security of Affiliated Issuer, at Cost:	215,213	99,506	115,161	351
Total Investments in Securities, at Cost:	3,264,972	1,872,780	153,717	1,376
Foreign Currency, at Cost:	—	—	8,062	245
Investments in Securities of Unaffiliated Issuers, at Value:(1)	2,701,700	1,760,265	39,765	1,025
Investment in Security of Affiliated Issuer, at Value:	215,213	99,506	115,161	351
Total Investments in Securities, at Value:	2,916,913	1,859,771	154,926	1,376
Cash	2,953	3,197	—	—
Foreign Currency, at Value:	—	—	8,053	245
Receivable for Investments Sold	545	5	—	186
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	—	4,488	1
Unrealized Appreciation on Swap Agreements	122,201	23,538	—	—
Interest Receivable	9,961	6,030	1,249	10
Due from Broker	—	—	2,109	101
Receivable from Affiliate	41	5	30	@—
Due from Adviser	504	64	51	17
Other Assets	54	62	3	@—
Total Assets	3,053,172	1,892,672	170,909	1,936
Liabilities:
Collateral on Securities Loaned, at Value	17,182	—	—	—
Payable for Delayed Delivery Commitments	1,033,579	676,726	—	—
Payable for Investments Purchased	—	—	—	776
Due to Broker	70,776	13,369	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	—	6,279	29
Unrealized Depreciation on Swap Agreements	37,242	11,566	—	—
Payable for Offering Cost	—	66	—	—
Payable for Administration Fees	158	52	11	@—
Payable for Custodian Fees	14	2	16	2
Payable for Trustees’ Fees and Expenses	131	@—	3	1
Other Liabilities	129	6	26	20
Total Liabilities	1,159,211	701,787	6,335	828
Net Assets	$1,893,961	$1,190,885	$164,574	$1,108
Net Assets Consist Of:
Paid-in Capital	$2,744,501	$1,192,657	$169,889	$1,087
Undistributed (Distributions in Excess of) Net Investment Income	13,362	4,498	(1,185)	(7)
Accumulated Net Realized Gain (Loss)	(595,496)	(1,503)	(2,931)	56
Unrealized Appreciation (Depreciation) on:
Investments	(348,059)	(13,009)	1,209	@—
Foreign Currency Exchange Contracts and Translations	—	—	(1,778)	(28)
Futures Contracts	(5,306)	(3,730)	(630)	—
Swap Agreements	84,959	11,972	—	—
Net Assets	$1,893,961	$1,190,885	$164,574	$1,108
CLASS I:
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	231,280,792	145,620,412	48,888,952	88,416
Net Asset Value, Offering and Redemption Price Per Share	$8.19	$8.18	$3.37	$12.54

(1)	Including:
	Securities on Loan, at Value:	$16,995	$—	$—	$—

^	The Advisory Portfolio II commenced operations on March 11, 2008.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

20

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2008

	Advisory Portfolio (000)	Advisory Portfolio II^ (000)	Advisory Portfolio III (000)	Advisory Portfolio IV (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$617	$150	$—	$—
Dividends from Security of Affiliated Issuer	4,706	152	2,557	11
Interest from Securities of Unaffiliated Issuers	93,129	4,196	1,694	9
Total Investment Income	98,452	4,498	4,251	20
Expenses:
Investment Advisory Fees (Note B)	5,866	246	322	2
Administration Fees (Note C)	1,253	52	69	@—
Custodian Fees (Note E)	99	2	2	@—
Professional Fees	52	5	13	11
Trustees’ Fees and Expenses	27	1	1	@—
Transfer Agency Fees	6	@—	2	1
Offering Cost Fee	—	4	—	—
Shareholder Reporting Fees	47	1	5	1
Registration Fees	8	@—	11	13
Other Expenses	56	@—	6	3
Total Expenses	7,414	311	431	31
Waiver of Investment Advisory Fees (Note B)	(5,866)	(246)	(322)	(2)
Expenses Reimbursed by Adviser (Note B)	(580)	(64)	(51)	(29)
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(115)	(1)	(56)	@(—)
Expense Offset (Note E)	(81)	—	(2)	@(—)
Net Expenses	772	—	—	@—
Net Investment Income	97,680	4,498	4,251	20
Realized Gain (Loss):
Investments Sold	(153,336)	(2,876)	(5,557)	@—
Foreign Currency Transactions	—	—	1,843	55
Futures Contracts	(86,434)	973	783	1
Swap Agreements	26,493	400	—	—
Net Realized Gain (Loss)	(213,277)	(1,503)	(2,931)	56
Change in Unrealized Appreciation (Depreciation):
Investments	(233,787)	(13,009)	901	(42)
Foreign Currency Exchange Contracts and Translations	—	—	937	(10)
Futures Contracts	(22,603)	(3,730)	(507)	1
Swap Agreements	55,800	11,972	—	—
Net Change in Unrealized Appreciation (Depreciation)	(200,590)	(4,767)	1,331	(51)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(413,867)	(6,270)	(1,600)	5
Net Increase (Decrease) in Net Assets Resulting from Operations	$(316,187)	$(1,772)	$2,651	$25

^ The Advisory Portfolio II commenced operations on March 11, 2008.

@ Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

21

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets

	Advisory Portfolio		Advisory Portfolio II^	Advisory Portfolio III		Advisory Portfolio IV
	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)	Period Ended March 31, 2008 (unaudited) (000)	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)
Increase (Decrease) in Net Assets Operations:							.
Net Investment Income (Loss)	$97,680	$169,409	$4,498	$4,251	$8,093	$20	$47
Net Realized Gain (Loss)	(213,277)	27,075	(1,503)	(2,931)	(2,508)	56	(14)
Net Change in Unrealized Appreciation (Depreciation)	(200,590)	(45,020)	(4,767)	1,331	(2,924)	(51)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	(316,187)	151,464	(1,772)	2,651	2,661	25	48
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(84,188)	(205,869)	—	(1,753)	(7,273)	(17)	(36)
Net Realized Gain	—	—	—	(2,447)	(415)	—	—
Return of Capital	—	(12,396)	—	—	—	—	—
Total Distributions	(84,188)	(218,265)	—	(4,200)	(7,688)	(17)	(36)
Capital Share Transactions:(1)
Class I:
Subscribed	649,841	578,396	1,198,195	4,814	16,569	167	—
Distributions Reinvested	74,282	190,371	—	3,999	6,901	17	34
Redeemed	(1,657,866)	(650,927)	(5,538)	(13,271)	(12,372)	—	(198)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(933,743)	117,840	1,192,657	(4,458)	11,098	184	(164)
Total Increase (Decrease) in Net Assets	(1,334,118)	51,039	1,190,885	(6,007)	6,071	192	(152)
Net Assets:
Beginning of Period	3,228,079	3,177,040	@—	$170,581	164,510	916	1,068
End of Period	$1,893,961	$3,228,079	$1,190,885	$164,574	$170,581	$1,108	$916
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$13,362	$(130)	$4,498	$(1,185)	$(3,683)	$(7)	$(10)

(1) Capital Share Transactions:
Class I:
Shares Subscribed	72,700	62,148	146,300	1,431	4,753	13	—
Shares Issued on Distributions Reinvested	8,172	20,429	—	1,189	1,976	1	3
Shares Redeemed	(197,026)	(69,823)	(680)	(3,931)	(3,508)	—	(16)
Net Increase (Decrease) in Class I Shares Outstanding	(116,154)	12,754	145,620	(1,311)	3,221	14	(13)

^ The Advisory Portfolio II commenced operations on March 11, 2008.

The accompanying notes are an integral part of the financial statements.

22

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statement of Cash Flows

For the Six Months Ended March 31, 2008

	Advisory Portfolio (000)	Advisory Portfolio II^ (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$3,655,953	$47,264
Purchases of Investments	(2,831,670)	(451,187)
Proceeds from Sales of Delayed Delivery Commitments	7,610,763	—
Purchases of Delayed Delivery Commitments	(7,578,075)	(676,726)
Net (Increase) Decrease in Short-Term Investments	123,641	(108,557)
Net Realized Gain (Loss) on Futures Contracts	(86,434)	973
Net Realized Gain (Loss) on Swap Agreements	26,493	400
Net Investment Income	97,680	4,498
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	3,906	(6,161)
Net Increase (Decrease) in Payables Related to Operations	(156)	126
Accretion/Amortization of Discounts and Premiums	1,076	(90)
Net Cash Provided by Operating Activities	1,023,177	(1,189,460)
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	649,841	1,198,195
Payment on Portfolio Shares Redeemed	(1,664,366)	(5,538)
Cash Dividends and Distributions Paid	(9,906)	—
Net Cash Used in Financing Activities	(1,024,431)	1,192,657
Net Increase (Decrease) in Cash	(1,254)	3,197
Cash at Beginning of Period	4,207	—
Cash at End of Period	$2,953	$3,197

^ The Advisory Portfolio II commenced operations on March 11, 2008.

The accompanying notes are an integral part of the financial statements.

23

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Advisory Portfolio

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.29		$9.49	$9.84	$10.03	$10.11	$10.74
Income from Investment Operations:
Net Investment Income†	0.28		0.51	0.33	0.36	0.21	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)		(0.06)	0.11	0.07	0.21	0.22
Total from Investment Operations	(0.87)		0.45	0.44	0.43	0.42	0.45
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.61)	(0.63)	(0.62)	(0.50)	(0.51)
Net Realized Gain	—		—	—	—	—	(0.57)
Return of Capital	—		(0.04)	(0.16)	—	—	—
Total Distributions	(0.23)		(0.65)	(0.79)	(0.62)	(0.50)	(1.08)
Net Asset Value, End of Period	$8.19		$9.29	$9.49	$9.84	$10.03	$10.11
Total Return+	(9.54	)%++	4.88%	4.76%	4.44%	4.30%	4.42%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,893,961		$3,228,079	$3,177,040	$3,298,677	$3,760,527	$5,716,522
Ratio of Expenses to Average Net Assets(1)	0.05	%‡*	0.07%‡	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets (1)	6.25	%‡*	5.42%‡	3.41%	3.66%	2.09%	2.24%
Portfolio Turnover Rate^	237	%++	218%	230%	240%	512%	120%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.46	%‡*	0.47	%‡	0.48%	0.47%	0.49%	0.49%
Net Investment Income to Average Net Assets	5.83	%‡*	5.02	%‡	3.01%	3.27%	1.68%	1.83%

†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
‡:	Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity
Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01%.
^

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of the portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio’s turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

++	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements

24

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Advisory Portfolio II

	Class I
Selected Per Share Data and Ratios	Period from March 11, 2008^ to March 31, 2008 (unaudited)
Net Asset Value, Beginning of Period	$8.19
Income from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)
Total from Investment Operations	(0.01)
Net Asset Value, End of Period	$8.18
Total Return+	(0.12	)%++
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,190,885
Ratio of Expenses to Average Net Assets (1)	0.00	%‡*
Ratio of Net Investment Income to Average Net Assets (1)	6.86	%‡*
Portfolio Turnover Rate	0	%++**

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.47	%‡*
Net Investment Income to Average Net Assets	6.39	%‡*

^	Commencement of operations.
†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
‡

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%

++	Not Annualized
*	Annualized
**	Amount is less than 0.5%.

The accompanying notes are an integral part of the financial statements.

25

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Advisory Portfolio III

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$3.40		$3.50	$3.41	$3.34	$3.29	$4.17
Income (Loss) from Investment Operations:
Net Investment Income†	0.08		0.17	0.18	0.08	0.06	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.02)		(0.11)	(0.01)††	0.06	0.01	0.01
Total from Investment Operations	0.06		0.06	0.17	0.14	0.07	0.07
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.15)	(0.08)	(0.07)	(0.02)	(0.34)
Net Realized Gain	(0.05)		(0.01)	—	(0.00)#	(0.00)#	(0.61)
Total Distributions	(0.09)		(0.16)	(0.08)	(0.07)	(0.02)	(0.95)
Net Asset Value, End of Period	$3.37		$3.40	$3.50	$3.41	$3.34	$3.29
Total Return+	1.55	%++	1.77%	4.93%	4.30%	2.15%	1.88%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$164,574		$170,581	$164,510	$5,188	$101,210	$157,665
Ratio of Expenses to Average Net Assets (1)	0.00	%‡*	0.11%‡	0.15%	0.15%	0.15%	0.22%
Ratio of Net Investment Income to Average Net Assets (1)	4.96	%‡*	4.85%‡	5.18%	2.45%	1.91%	1.86%
Portfolio Turnover Rate	0	%++**	69%	11%	7%	10%	13%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.44	%‡*	0.49	%‡	0.63%	0.57%	0.53%	0.54%
Net Investment Income to Average Net Assets	4.52	%‡*	4.47	%‡	4.70%	2.03%	1.53%	1.47%

†	Per share amount is based on average shares outstanding.
††

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Portfolio.

#	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
‡

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.06% and 0.03%, for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

++	Not Annualized
*	Annualized
**	Amount is less than 0.5%.

The accompanying notes are an integral part of the financial statements.

26

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Advisory Portfolio IV

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.46		$12.30	$12.00	$11.84	$11.63	$11.60
Income (Loss) from Investment Operations:
Net Investment Income†	0.25		0.55	0.49	0.29	0.22	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.03	0.02	0.07	0.05	(0.01)
Total from Investment Operations	0.31		0.58	0.51	0.36	0.27	0.23
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.42)	(0.21)	(0.20)	(0.06)	(0.20)
Net Realized Gain	—		—	—	—	(0.00)#	—
Total Distributions	(0.23)		(0.42)	(0.21)	(0.20)	(0.06)	(0.20)
Net Asset Value, End of Period	$12.54		$12.46	$12.30	$12.00	$11.84	$11.63
Total Return+	2.51	%++	4.82%	4.30%	3.11%	2.35%	1.96%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,108		$916	$1,068	$1,285	$25,671	$26,874
Ratio of Expenses to Average Net Assets (1)	0.07	%‡*	0.13%‡	0.15%	0.15%	0.15%	0.22%
Ratio of Net Investment Income to Average Net Assets (1)	4.06	%‡*	4.46%‡	4.04%	2.41%	1.92%	2.08%
Portfolio Turnover Rate	88	%++	12%	91%	15%	11%	50%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	6.22	%‡*	6.16	%‡	5.36%	0.81%	0.62%	1.23%
Net Investment Income (Loss) to Average Net Assets	(2.09	)%‡*	(1.57	)%‡	(1.17)%	1.75%	1.45%	1.00%

†	Per share amount is based on average shares outstanding.
#	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
‡

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.06% and 0.02%, for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

++	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

27

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT”) or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Portfolio, Advisory Portfolio II, Advisory Portfolio III (formerly Advisory Global Fixed Income Portfolio) and Advisory Portfolio IV (formerly Advisory Global Fixed Income Portfolio II) (each referred to as a “Portfolio” or together as “Portfolios”) only. For the purposes of the 1940 Act, the Advisory Portfolio II, Advisory Portfolio III and Advisory Portfolio IV are considered non-diversified funds; the Advisory Portfolio is considered a diversified fund. Effective January 2, 2008, Institutional Class shares of the Portfolio were renamed Class I shares. Effective March 11, 2008, the Advisory Portfolio II commenced operations. The financial statements of the remaining portfolios are presented separately.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

28

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

3. Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

4. Swap Agreements: Each Portfolio may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statements of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statements of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if

29

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets and Liabilities.

5. Structured Investments: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

6.     Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

7. Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The Advisory Portfolio III’s and Advisory Portfolio IV’s net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

8. Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or

30

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

off-set against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

At March 31, 2008, the Portfolios did not have any outstanding options written.

9. New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, managment is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% to each Portfolio’s average daily net assets for the quarter.

The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse all expenses for each Portfolio, other than fees paid on behalf of each Portfolio to the Trustees and after giving effect to custody fee offsets.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended March 31, 2008, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Portfolio	Advisory Fees Waived and/or Reimbursed (000)

Advisory	$6,446
Advisory II	310
Advisory III	373
Advisory IV	31

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the Advisory Portfolio III and the Advisory Portfolio IV. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its Officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of these Portfolios, makes certain day-to-day investment decisions for these Portfolios and places certain of the Portfolios’ purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from these Portfolios. Effective January 31, 2008,

31

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Sub-Advisory Agreement was terminated with respect to Advisory Portfolio III and Advisory Portfolio IV.

C. Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D. Distributor. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

E. Custodian Fees. JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses.

These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F. Portfolio Investment Activity.

1. Security Transactions: For the six months ended March 31, 2008, purchases and sales of investment securities other than long-term U.S. government securities and short-term investments were:

Portfolio	Purchases (000)	Sales (000)
Advisory	$9,934,362	$10,761,050
Advisory II	1,804,639	4,041
Advisory III	236	19,924
Advisory IV	1,025	427

For the six months ended March 31, 2008, purchases and sales of long-term U.S. government securities were:

Portfolio	Purchases (000)	Sales (000)
Advisory IV	$260	$427

2. Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. A summary of the Portfolios’ transactions in the shares of the Liquidity Funds during the six months ended March 31, 2008 is set forth below:

	Market Value September 30, 2007	Purchases at Cost	Sales Proceeds	Dividend Income	Market Value March 31, 2008
Portfolios	(000)	(000)	(000)	(000)	(000)
Advisory	$331,395	$1,066,124	$1,182,306	$4,706	$215,213
Advisory II	—	162,471	62,965	152	99,506
Advisory III	105,856	26,272	16,967	2,557	115,161
Advisory IV	408	708	765	11	351

Investment Advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the six months ended March 31, 2008, advisory fees paid were reduced as follows:

Rebate
Portfolio	(000)
Advisory	$115
Advisory II	1
Advisory III	56
Advisory IV	@—

@ Amount is less than $500.

G. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

32

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 31, 2008 are as follows:

	Value of
	Loaned	Value of
	Securities	Collateral
Portfolio	(000)	(000)

Advisory	$16,995	$17,182

The following Portfolio had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

Net Interest
Earned by
Portfolio
Portfolio	(000)

Advisory	$39

H. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Each Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Portfolio III and Advisory Portfolio IV and monthly for the Advisory Portfolio and Advisory Portfolio II. Net realized capital gains, if any, are distributed at least annually.

The Portfolios adopted the provisions of the FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes “the Interpretation”), on March 31, 2008. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of March 31, 2008, this did not result in an impact to the Portfolios’ financial statements.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

	2007 Distributions			2006 Distributions
	Paid From:			Paid From:
			Long-			Long-
			Term			Term
	Ordinary	Return of	Capital	Ordinary	Return of	Capital
	Income	Capital	Gain	Income	Capital	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)
Advisory	$205,869	$12,396	$—	$205,755	$54,511	$—
Advisory III	7,688	—	—	652	—	—
Advisory IV	36	—	—	21	—	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post- October Losses.

Permanent differences are generally due to swap transactions, paydown adjustments, foreign futures transactions, foreign currency transactions and investment in certain foreign fixed income securities. These resulted in the following reclassifications among the Portfolios’ components of net assets at September 30, 2007:

	Undistributed
	(Distributions
	in Excess of)	Accumu-
	Net	lated Net
	Investment	Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)

Advisory	$59,661	$(40,023)	$(19,638)
Advisory III	(5,402)	5,402	—
Advisory IV	(13)	13	—

At September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary Income
Portfolio	(000)

Advisory III	$2,447
Advisory IV	14

33

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

At March 31, 2008, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

	Cost	Appreciation	Depreciation	Net Appreciation (Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Advisory	$3,264,972	$45,658	$(393,717)	$(348,059)
Advisory II	1,872,780	32,818	(45,827)	(13,009)
Advisory III	153,717	2,469	(1,260)	1,209
Advisory IV	1,376	@—	(@—)	@—

@ Amount is less than $500.

At September 30, 2007, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30, (000)
Portfolio	2012	2013	2014	2015	Total
Advisory	$152,714	$62,736	$19,857	$61,283	$296,590
Advisory IV	—	—	—	@—	@—

@ Amount is less than $500.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforwards period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended September 30, 2007, the Advisory Portfolio III utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $32,000.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2007, the Advisory Portfolio elected to defer capital losses and Advisory Portfolio III elected todefer currency losses occurring between November 1, 2006 and September 30, 2007 up to approximately $51,061,000 and $3,080,000, respectively.

For the six months ended March 31, 2008, the Advisory Portfolio realized losses from in-kind redemptions of approximately $29,041,000. The losses are not taxable income to the Advisory Portfolio.

I. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other. At March 31, 2008, the Advisory Portfolio, Advisory Portfolio II, Advisory Portfolio III and Advisory Portfolio IV each had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Portfolios. The aggregate percentage of such owners was 14.4%, 55.6%, 31.6% and 95.6%, respectively.

34

2008 Semi-Annual Report

March 31, 2008

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Fund Trust (the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually. The following Policy applies to current and former individual clients of the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUND RESPECTS YOUR PRIVACY

The Fund appreciates that you have provided your personal financial information and strive to maintain the privacy of such information. This Policy describes, and is designed to help you understand, what non-public personal information the Fund may collect about you, why the Fund collects it, and when the Fund may share it with others. Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1. WHAT PERSONAL INFORMATION DOES THE FUND COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Fund collects and maintains accurate information about you. The Fund obtains this information from applications and other forms you submit, from your dealings with the Fund, and from third parties and other sources.

For example:

•                  The Fund collects information such as your name, address, e-mail address, and telephone/fax numbers through applications and other forms you may submit.

•                  The Fund may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive through your dealings and transactions with the Fund and other sources.

•                  The Fund may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2. WHEN DOES THE FUND DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Fund may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a.     Information the Fund discloses to affiliated companies:

The Fund does not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b.     Information the Fund discloses to third parties:

The Fund does not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on the Fund’s behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where the Fund may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process. When the Fund shares personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

35

2008 Semi-Annual Report

March 31, 2008

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

3. HOW DOES THE FUND PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Fund and/or its service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you. The Fund and its service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Fund’s behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (800) 548-7786.

© 2008 Morgan Stanley Institutional Fund Trust

36

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Trustee and Officer Information

Trustees

Michael E. Nugent

Frank L. Bowman

Michael Bozic

Kathleen A. Dennis

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

W. Allen Reed

Fergus Reid

Officers

Michael E. Nugent

Chairman of the Board and Trustee

Ronald E. Robison

President and Principal Executive Officer

Dennis F. Shea

Vice President

Amy R. Doberman

Vice President

Carsten Otto

Chief Compliance Officer

Stefanie V. Chang Yu

Vice President

Mary E. Mullin

Secretary

James W. Garrett

Treasurer and Chief Financial Officer

Investment Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue

New York, NY 10036

Distributor

Morgan Stanley Distribution, Inc.
One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, PA 19428-2899

Custodian

JPMorgan Chase Bank, N.A.
270 Park Avenue

New York, NY 10017

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street

New York, NY 10019-6131

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 548-7786. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please call 1(800) 548-7786.

37

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Investment Adviser: (610) 940-5000 • MSIF Trust (800) 548-7786

© 2008 Morgan Stanley

IFTAPSAN 3/08

IU08-02833P-Y03/08

Morgan Stanley Investment Management

Morgan Stanley
Institutional Fund Trust

Balanced Portfolio

Balanced

Equity Portfolios

Equities Plus

Mid Cap Growth

U.S. Mid Cap Value

U.S. Small Cap Value

Value

Fixed Income Portfolios

Core Fixed Income

Core Plus Fixed Income

High Yield

Intermediate Duration

International Fixed Income

Investment Grade Fixed Income

Limited Duration

Long Duration Fixed Income

Municipal

March 31, 2008

Semi-Annual Report

2008 Semi-Annual Report

March 31, 2008

Table of Contents

Shareholders’ Letter	2
Expense Examples	3
Portfolios of Investments
Balanced Portfolio:
Balanced	7
Equity Portfolios:
Equities Plus	22
Mid Cap Growth	26
U.S. Mid Cap Value	28
U.S. Small Cap Value	29
Value	31
Fixed Income Portfolios:
Core Fixed Income	33
Core Plus Fixed Income	44
High Yield	56
Intermediate Duration	66
International Fixed Income	75
Investment Grade Fixed Income	79
Limited Duration	90
Long Duration Fixed Income	97
Municipal	103
Statements of Assets & Liabilities	113
Statements of Operations	121
Statements of Changes in Net Assets	124
Statements of Cash Flows	134
Financial Highlights	135
Notes to Financial Statements	158
U.S. Privacy Policy	168
Trustee and Officer Information	170

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or SAI, which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail each of the Portfolio’s investment policies to the prospective investor, please call 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money. Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management’s website: www.morganstanley.com/msim. There is no assurance that a Fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in Funds. Please see the prospectus for more complete information on investment risks.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Shareholders’ Letter

Dear Shareholders:

We are pleased to present to you the Morgan Stanley Institutional Fund Trust’s (the “Fund”) Semi-Annual Report for the six months ended March 31, 2008. Our Fund currently consists of 19 portfolios. The Fund’s portfolios, together with the portfolios of the Morgan Stanley Institutional Fund, Inc., provide investors with a means to help them meet specific investment needs and to allocate their investments among equities (e.g., value and growth; small, medium, and large capitalization), and fixed income (e.g., short, medium, and long duration; investment grade and high yield).

Sincerely,

Ronald E. Robison

President and Principal Executive Officer

April 2008

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Expense Examples

Expense Examples

As a shareholder of the Portfolio, you may incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees (in the case of Investment Class, Class P and Class H); and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Please note that the Class H shares of International Fixed Income, Investment Grade Fixed Income and Municipal Portfolios commenced operations on January 2, 2008, however, expenses did not begin accruing until January 3, 2008; therefore, “Actual Expenses Paid During Period” reflect activity from January 3, 2008 through March 31, 2008.

Please note that “Expenses Paid During Period” are grossed up to reflect Portfolio expenses prior to the effect of Expense Offset (See Note E in the Notes to Financial Statements). Therefore, the annualized net expense ratios may differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that while the Class H shares of International Fixed Income, Investment Grade Fixed Income and Municipal Portfolios commenced operations on January 2, 2008, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for the Class H shares was in effect during the period from October 1, 2007 through March 31, 2008.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Balanced Portfolio
Class I
Actual	$1,000.00	$947.00	$2.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	2.88
Investment Class
Actual	1,000.00	946.30	3.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.40	3.64
Class P
Actual	1,000.00	945.80	3.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.90	4.14

* Expenses are equal to Class I’s, Investment Class’ and Class P’s annualized net expense ratios of 0.57%, 0.72% and 0.82%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Equities Plus Portfolio
Class I
Actual	$1,000.00	$695.20	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.05	2.98
Class P
Actual	1,000.00	694.90	3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.80	4.24

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.59% and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Mid Cap Growth Portfolio
Class I
Actual	$1,000.00	$873.00	$2.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	3.13
Class P
Actual	1,000.00	872.30	4.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.65	4.39

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.62% and 0.87%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Mid Cap Value Portfolio
Class I
Actual	$1,000.00	$873.90	$4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.50
Investment Class
Actual	1,000.00	873.20	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.80	5.25
Class P
Actual	1,000.00	872.60	5.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.30	5.76

* Expenses are equal to Class I’s, Investment Class’ and Class P’s annualized net expense ratios of 0.89%, 1.04% and 1.14%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

U.S. Small Cap Value Portfolio
Class I
Actual	$1,000.00	$885.30	$3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.00	4.04
Class P
Actual	1,000.00	884.30	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.70	5.35

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.80% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Value Portfolio
Class I
Actual	$1,000.00	$846.00	$3.00
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.75	3.29
Class P
Actual	1,000.00	844.60	4.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.50	4.55

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.65% and 0.90%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Core Fixed Income Portfolio
Class I
Actual	$1,000.00	$976.50	$2.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.55	2.48
Class P
Actual	1,000.00	975.20	3.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.30	3.74

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.49% and 0.74%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Core Plus Fixed Income Portfolio
Class I
Actual	$1,000.00	$966.50	$2.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.75	2.28
Investment Class
Actual	1,000.00	965.70	2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.00	3.03
Class P
Actual	1,000.00	965.20	3.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.50	3.54

* Expenses are equal to Class I’s, Investment Class’ and Class P’s annualized net expense ratios of 0.45%, 0.60% and 0.70%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

High Yield Portfolio
Class I
Actual	$1,000.00	$970.30	$3.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.50	3.54
Class P
Actual	1,000.00	968.80	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.20	4.85

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.70% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Intermediate Duration Portfolio
Class I
Actual	$1,000.00	$996.00	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.53
Investment Class
Actual	1,000.00	994.30	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.75	3.29
Class P
Actual	1,000.00	994.80	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.20	3.84

* Expenses are equal to Class I’s, Investment Class’ and Class P’s annualized net expense ratios of 0.50%, 0.65% and 0.76%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

International Fixed Income Portfolio
Class I
Actual	$1,000.00	$1,140.70	$3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.95	3.08
Class P
Actual	1,000.00	1,149.00	4.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.34

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period* January 3, 2008 — March 31, 2008
International Fixed Income Portfolio (cont’d)
Class H
Actual	1,000.00	1,087.20	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.30	4.75

* Expenses are equal to Class I’s, Class P’s and Class H’s annualized net expense ratios of 0.61%, 0.86%, and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 183/366 for Class I and Class P (to reflect the one-half year period) and multiplied by 89/366 for Class H (to reflect the actual days in the period).

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Investment Grade Fixed Income Portfolio
Class I
Actual	$1,000.00	$976.50	$2.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.53
Class P
Actual	1,000.00	975.90	3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.75	3.29

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Expense Examples (cont’d)

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period* January 3, 2008 — March 31, 2008
Investment Grade Fixed Income Portfolio (cont’d)
Class H
Actual	$1,000.00	$1,087.20	$2.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.80	4.24

* Expenses are equal to Class I’s, Class P’s and Class H’s annualized net expense ratios of 0.50%, 0.65%, and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 183/366 for Class I and Class P (to reflect the one-half year period) and multiplied by 89/366 for Class H (to reflect the actual days in the period).

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 — March 31, 2008
Limited Duration Portfolio
Class I
Actual	$1,000.00	$922.80	$2.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.90	2.12
Class P
Actual	1,000.00	921.80	3.27
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.60	3.44

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.43% and 0.68%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Long Duration Fixed Income Portfolio
Class I
Actual	$1,000.00	$1,066.10	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.60	2.43
Class P
Actual	1,000.00	1,064.80	3.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.35	3.69

* Expenses are equal to Class I’s and Class P’s annualized net expense ratios of 0.48% and 0.73%, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Municipal Portfolio
Class I
Actual	$1,000.00	$999.30	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.50	2.53
Class P
Actual	1,000.00	998.30	3.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.25	3.79

	Beginning Account Value	Ending Account Value March 31, 2008	Expenses Paid During Period * January 3, 2008 — March 31, 2008
Municipal Portfolio (cont’d)
Class H
Actual	$1,000.00	$989.40	$2.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.80	4.24

* Expenses are equal to Class I’s, Class P’s and Class H’s annualized net expense ratios of 0.50%, 0.75%, and 0.84%, respectively, multiplied by the average account value over the period, multiplied by 183/366 for Class I and Class P (to reflect the one-half year period) and multiplied by 89/366 for Class H (to reflect the actual days in the period).

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Balanced Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (26.1%)
Agency Adjustable Rate Mortgages (1.0%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.60%, 1/1/37	$296	$301
5.70%, 1/1/37	442	451
5.83%, 10/1/36	332	340
5.85%, 4/1/37	298	305
Federal National Mortgage Association,
Conventional Pools:
5.11%, 11/1/35	288	293
6.74%, 5/1/36	444	458
6.80%, 7/1/36	346	356
6.81%, 8/1/36	252	258
Government National Mortgage Association,
5.13%, 11/20/25 - 12/20/27	101	101
6.38%, 2/20/25 - 1/20/28	411	421
		3,284
Agency Fixed Rate Mortgages (9.5%)
Federal Home Loan Bank Discount Note,
Zero Coupon, 4/18/08	500	500
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17	15	17
10.50%, 8/1/19 - 12/1/19	54	65
11.00%, 5/1/20 - 9/1/20	28	32
12.00%, 3/1/15	23	28
Gold Pools:
5.50%, 1/1/37 - 5/1/37	3,795	3,836
6.00%, 11/1/36 - 8/1/37	1,790	1,838
7.50%, 8/1/20 - 11/1/32	383	413
8.00%, 2/1/21 - 8/1/31	334	363
9.50%, 12/1/22	27	30
10.00%, 12/1/19	29	34
April TBA
5.00%, 4/15/38	(i)2,750	2,723
5.50%, 4/15/37	(i)3,900	3,938
6.00%, 4/15/37	(i)3,650	3,743
6.50%, 4/15/37	(i)600	622
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/37	954	945
6.50%, 4/1/32 - 7/1/32	284	296
7.00%, 3/1/18 - 10/1/34	1,061	1,126
7.50%, 12/1/29 - 9/1/35	798	861
8.00%, 2/1/30 - 5/1/32	359	389
8.50%, 6/1/30 - 12/1/30	239	264
9.50%, 11/1/20 - 4/1/30	226	252
10.00%, 1/1/10 - 1/1/20	26	31
10.50%, 12/1/16 - 4/1/22	128	148
11.50%, 11/1/19	2	2
12.50%, 9/1/15	11	13
April TBA
4.50%, 4/25/23	(i)1,400	1,393
5.00%, 4/25/23 - 4/25/38	(i)2,350	2,353
5.50%, 4/25/37	(i)3,825	3,861
6.50%, 4/25/38	(i)1,100	1,139
7.00%, 4/25/38	(i)475	499
Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18 - 11/15/21	80	89
10.00%, 11/15/09 - 12/15/21	243	291
10.50%, 2/15/20 - 12/15/20	42	51
11.00%, 1/15/19	48	57
		32,242
Asset Backed Corporates (2.7%)
Ace Securities Corp.,
2.92%, 5/25/34	(h)53	45
American Express Credit Account Master Trust,
2.82%, 10/15/12	(h)325	319
Argent Securities, Inc.,
2.65%, 10/25/36	(h)245	240
Bear Stearns Asset Backed Securities Trust,
2.70%, 1/25/37	(h)188	168
2.80%, 9/25/34	(h)5	5
2.82%, 3/25/35	(h)22	22
Capital Auto Receivables Asset Trust,
2.83%, 11/15/11	(h)400	395
2.88%, 7/15/10 - 5/15/11	(h)1,100	1,089
Carrington Mortgage Loan Trust,
2.72%, 2/25/35	(h)268	253
Citibank Credit Card Issuance Trust,
2.59%, 3/22/12	(h)400	393
5.65%, 9/20/19	250	244
Countrywide Asset Backed Certificates,
2.75%, 5/25/36	(h)72	71
First Franklin Mortgage Loan Asset Backed Certificates,
2.65%, 7/25/36 - 3/25/37	(h)444	428
2.67%, 2/25/36	(h)54	54
2.72%, 10/25/35	(h)22	22
Ford Credit Auto Owner Trust,
2.83%, 4/15/10	(h)722	720
Fremont Home Loan Owner Trust,
2.65%, 10/25/36	(h)263	254
GSAMP Trust,
2.67%, 1/25/37	(h)197	184
2.72%, 3/25/47	(h)331	308
MBNA Master Credit Card Trust,
7.80%, 10/15/12	900	971
RAAC Series,
2.70%, 9/25/45	(h)12	12
Residential Asset Mortgage Products, Inc.,
2.67%, 8/25/36	(h)216	210

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Asset Backed Corporates (cont’d)
Residential Asset Securities Corp.,
2.71%, 2/25/30	$ (h)262	$245
Securitized Asset Backed Receivables LLC Trust,
2.71%, 2/25/37	(h)307	272
2.73%, 5/25/37	(h)311	292
SLM Student Loan Trust,
3.32%, 10/27/14	(h)340	339
Soundview Home Equity Loan Trust,
2.68%, 1/25/37 - 6/25/37	(h)432	410
2.71%, 2/25/37	(h)299	279
Structured Asset Securities Corp.,
2.69%, 2/25/37 - 6/25/37	(h)538	503
2.72%, 1/25/37	(e)(h)246	221
Terwin Mortgage Trust,
2.71%, 4/25/37	(e)(h)114	112
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	100	102
		9,182
Collateralized Mortgage Obligations — Agency Collateral Series (0.1%)
Federal Home Loan Mortgage Corp.,
Inv FI IO
5.73%, 10/15/29	19	@—
IO
5.00%, 6/15/17	215	17
6.50%, 3/15/33	138	26
7.50%, 12/1/29	91	27
8.00%, 1/1/28 - 6/1/31	27	7
Federal National Mortgage Association,
Inv FI IO
4.73%, 2/17/31	348	35
5.83%, 3/18/30	7	@—
IO
3.34%, 3/25/36	1,525	49
5.00%, 2/25/15	70	1
6.00%, 8/25/32 - 7/25/33	128	18
6.50%, 6/1/31 - 6/25/33	270	57
7.00%, 4/25/33	89	15
8.00%, 4/1/24 - 12/1/31	328	85
9.00%, 11/1/26	36	9
IO PAC
8.00%, 8/18/27	74	14
Government National Mortgage Association,
Inv FI IO
5.18%, 4/16/29	185	15
5.78%, 8/16/29	104	11
		386
Collateralized Mortgage Obligation — Non Agency Collateral Series (2.7%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	300	295
5.66%, 6/10/49	(h)350	346
5.69%, 4/10/49	(h)300	299
5.75%, 2/10/51	(h)375	374
Bear Stearns Commercial Mortgage Securities,
5.69%, 6/11/50	(h)300	296
5.71%, 6/11/40	(c)(h)250	249
Bear Stearns Structured Products, Inc.,
IO
2.11%, 6/26/36	(e)5,738	72
2.22%, 1/27/37	(e)3,951	47
2.29%, 1/27/37	(e)5,056	56
2.43%, 1/27/37	(e)7,255	91
3.18%, 4/25/37	(e)6,249	156
Citigroup Commercial Mortgage Trust,
5.43%, 10/15/49	325	319
5.70%, 12/10/49	(h)300	298
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)300	300
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)275	275
Countrywide Alternative Loan Trust,
IO
2.09%, 5/25/47	(e)1,920	52
2.18%, 3/20/46	1,594	70
2.40%, 12/20/46	3,279	159
2.56%, 2/25/37	1,812	78
2.86%, 3/20/47	2,902	150
3.68%, 12/20/35	(e)(h)1,687	58
3.78%, 2/25/47	(e)3,755	79
3.91%, 12/20/35	(e)(h)2,279	89
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.84%, 2/25/35	1,264	35
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(h)300	299
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	2,006	69
Greenwich Capital Commercial Funding Corp.,
5.44%, 3/10/39	300	293
5.74%, 12/10/49	(c)300	297
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)425	425
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)1,208	35
3.60%, 5/19/35	(h)1,640	46
3.93%, 3/19/37	(h)1,536	61
PO
3/19/37	1	1
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)1,076	35
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	325	316
5.75%, 2/12/49	(h)300	299
5.82%, 6/15/49	(h)450	451

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligation — Non Agency Collateral Series (cont’d)
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	$ (h)300	$303
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	200	195
5.86%, 7/15/40	(h)300	300
5.87%, 9/15/45	(h)375	374
Residential Accredit Loans, Inc.,
Zero Coupon, 3/25/47	(e)2,184	53
Zero Coupon, 5/25/47	(e)4,334	108
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	200	193
5.68%, 5/15/46	(c)350	345
5.74%, 6/15/49	(h)300	298
5.90%, 2/15/51	(h)300	303
		9,342
Finance (1.4%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)265	279
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	80	79
AXA Financial, Inc.,
6.50%, 4/1/08	60	60
Bank of America Corp.,
5.75%, 12/1/17	140	145
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	60	60
Bear Stearns Cos. Inc. (The),
5.55%, 1/22/17	(c)125	112
7.25%, 2/1/18	75	78
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)100	63
6.30%, 5/10/17	(c)(e)45	27
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)100	84
Citigroup, Inc.,
5.88%, 5/29/37	85	74
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)95	93
Credit Suisse New York,
6.00%, 2/15/18	200	200
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)290	307
General Electric Capital Corp.,
4.25%, 12/1/10	(c)80	82
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	150	150
6.75%, 10/1/37	140	131
HSBC Finance Corp.,
5.88%, 2/1/09	345	348
JPMorgan Chase & Co.,
7.00%, 11/15/09	255	266
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	85	77
6.50%, 7/19/17	105	100
6.88%, 7/17/37	175	152
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)200	201
MBNA Corp.,
3.53%, 5/5/08	(h)140	140
Nationwide Building Society,
4.25%, 2/1/10	(e)155	159
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	100	101
Prudential Financial, Inc.,
6.63%, 12/1/37	40	40
SLM Corp.,
4.00%, 1/15/10	120	101
Two-Rock Pass Through Trust,
4.04%	(e)(h)(o)100	40
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(e)(h)230	230
Wachovia Capital Trust Ill,
5.80%	(h)(o)265	189
Washington Mutual Preferred Funding LLC,
6.67%	(e)(h)(o)100	54
Washington Mutual, Inc.,
8.25%, 4/1/10	175	152
Wells Fargo & Co.,
5.63%, 12/11/17	155	159
World Financial Properties,
6.91%, 9/1/13	(e)221	211
Xlliac Global Funding,
4.80%, 8/10/10	(e)155	155
		4,899
Industrials (1.5%)
Amgen, Inc.,
5.85%, 6/1/17	35	35
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	70	71
ArvinMeritor, Inc.,
8.75%, 3/1/12	100	92
AT&T Corp.,
8.00%, 11/15/31	160	188
AT&T, Inc.,
6.15%, 9/15/34	70	67
Biogen Idec, Inc.,
6.88%, 3/1/18	90	91
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	50	45
7.13%, 6/15/12	125	125
Comcast Cable Communications LLC,
6.75%, 1/30/11	40	42
ConAgra Foods, Inc.,
7.00%, 10/1/28	45	46
8.25%, 9/15/30	55	63
Consumers Energy Co.,
4.00%, 5/15/10	30	30

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
4.80%, 2/17/09	$80	$81
Cooper Industries, Inc.,
5.25%, 11/15/12	105	109
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	65	68
CVS Lease Pass Through,
6.04%, 12/10/28	(e)131	125
Daimler Finance North America LLC,
8.50%, 1/18/31	65	75
Delhaize America, Inc.,
9.00%, 4/15/31	139	168
Echostar DBS Corp.,
6.38%, 10/1/11	145	140
FBG Finance Ltd.,
5.13%, 6/15/15	(e)115	114
Fiserv, Inc.,
6.80%, 11/20/17	105	109
France Telecom S.A.,
8.50%, 3/1/31	120	149
General Electric Co.,
5.25%, 12/6/17	325	325
Hewlett-Packard Co.,
5.50%, 3/1/18	35	36
Home Depot, Inc. (The),
2.93%, 12/16/09	(h)170	162
5.40%, 3/1/16	80	75
Honeywell International, Inc.,
5.30%, 3/1/18	45	46
Hospira, Inc.,
3.18%, 3/30/10	(h)150	146
Husky Oil Co.,
8.90%, 8/15/28	(h)65	66
ICI Wilmington, Inc.,
4.38%, 12/1/08	65	65
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14	70	57
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	105	107
Kroger Co. (The),
6.40%, 8/15/17	35	37
LG Electronics, Inc.,
5.00%, 6/17/10	(e)80	79
Macy’s Retail Holdings, Inc.,
6.63%, 9/1/08	35	35
Marathon Oil Co.,
5.90%, 3/15/18	50	50
6.00%, 10/1/17	60	61
Medco Health Solutions, Inc.,
7.13%, 3/15/18	65	67
MGM Mirage,
6.00%, 10/1/09	(c)65	65
Miller Brewing Co.,
4.25%, 8/15/08	(e)110	111
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	60	58
Sprint Capital Corp.,
8.75%, 3/15/32	80	68
Systems 2001 AT LLC,
6.66%, 9/15/13	(e)143	143
Telecom Italia Capital S.A.,
4.00%, 1/15/10	155	152
Telefonica Europe B.V.,
8.25%, 9/15/30	125	146
Time Warner, Inc.,
3.30%, 11/13/09	(h)210	201
Union Pacific Corp.,
5.45%, 1/31/13	165	170
UnitedHealth Group, Inc.,
6.00%, 2/15/18	95	93
Verizon Communications, Inc.,
5.50%, 2/15/18	105	102
Viacom, Inc.,
6.88%, 4/30/36	110	106
Weatherford International Ltd.,
6.00%, 3/15/18	(c)50	50
Wyeth,
5.45%, 4/1/17	45	46
5.50%, 2/15/16	20	20
Yum! Brands, Inc.,
8.88%, 4/15/11	90	99
		5,077
Mortgages — Other (5.4%)
Alliance Bancorp Trust,
2.84%, 7/25/37	(h)393	300
American Home Mortgage Assets,
2.72%, 3/25/47	(h)425	324
2.79%, 10/25/46 - 6/25/47	(h)1,064	809
2.83%, 9/25/46	(h)361	221
2.90%, 6/25/47	(h)212	104
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(h)958	675
Banc of America Funding Corp.,
2.89%, 9/20/35	(h)116	78
Bear Stearns Mortgage Funding Trust,
2.76%, 12/25/46	(h)499	380
2.85%, 7/25/36	(h)364	214
Country Wide Alternative Loan Trust,
2.76%, 2/25/47	(c)(h)265	202
2.79%, 10/25/46 - 11/25/46	(h)537	408
2.80%, 11/20/35	(h)91	84
2.83%, 6/25/47	(h)524	324
2.84%, 12/20/46	(h)239	116
2.85%, 3/20/46	(h)230	156
2.87%, 7/25/46	(h)227	146
2.88%, 5/20/46	(h)198	123
2.91%, 7/25/46	(h)130	65

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Face Amount (000)	Value (000)
Mortgages — Other (cont’d)
3.10%, 6/25/47	$	(h)236	$113
5.78%, 2/25/36		(h)397	258
Countrywide Home Loan Mortgage Pass Through Trust,
2.90%, 3/25/35		(h)29	25
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.75%, 2/25/47		(h)471	327
5.16%, 2/25/47		(h)176	97
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47		(e)63	62
Downey Savings & Loan Association Mortgage Loan Trust,
2.76%, 10/19/37		(h)387	294
5.27%, 4/19/47		(h)352	264
Federal Home Loan Mortgage Corp.,
3.16%, 5/15/37		(h)2,472	2,373
Federal National Mortgage Association,
2.66%, 12/25/36		(h)234	224
PAC
8.50%, 9/25/20		14	15
Greenpoint Mortgage Funding Trust,
2.78%, 1/25/37		(h)341	303
2.80%, 3/25/47		(h)540	410
2.89%, 2/25/36		(h)271	200
2.92%, 3/25/36		(h)292	181
Harborview Mortgage Loan Trust,
2.65%, 1/19/38		(h)88	83
2.71%, 3/19/38		(h)337	256
2.74%, 11/19/36		(h)411	313
2.75%, 1/19/38		(h)456	347
2.76%, 9/19/36 - 3/19/38		(h)397	278
2.77%, 11/19/36		(h)408	312
2.79%, 7/19/46		(h)279	175
2.81%, 10/19/37		(h)292	180
2.85%, 7/19/45		(h)87	62
2.85%, 7/21/36		(h)358	231
2.94%, 11/19/35		(h)164	112
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38		(e)29	29
Indymac Index Mortgage Loan Trust,
2.70%, 2/25/37		(h)339	292
2.72%, 7/25/46		(h)405	388
2.85%, 6/25/47		(h)382	240
Luminent Mortgage Trust,
2.84%, 4/25/36		(h)213	162
2.85%, 5/25/36		(h)190	119
Mastr Adjustable Rate Mortgages Trust,
2.71%, 5/25/47		(h)139	136
Residential Accredit Loans, Inc.,
2.76%, 2/25/37 - 3/25/47		(h)1,092	871
2.79%, 12/25/36		(h)388	294
2.80%, 5/25/47		(h)753	567
2.83%, 8/25/46		(h)186	113
2.86%, 2/25/46		(h)92	60
2.87%, 2/25/46		(h)105	74
Ryland Acceptance Corp. IV,
6.65%, 7/1/11		2	2
Structured Asset Mortgage Investments, Inc.,
2.78%, 9/25/47		(h)566	413
2.79%, 2/25/36		(h)88	66
2.80%, 10/25/36		(h)289	220
2.83%, 8/25/36 - 7/25/46		(h)763	473
2.87%, 4/25/36		(h)343	220
2.88%, 7/25/36		(h)178	90
Washington Mutual Alternative Mortgage Pass Through Certificates,
2.79%, 7/25/46		(h)130	99
2.88%, 6/25/46		(h)188	91
5.27%, 4/25/46		(h)622	393
Washington Mutual Mortgage Pass Through Certificates,
2.85%, 11/25/45 - 1/25/47		(h)327	251
2.86%, 10/25/45		(h)29	29
2.87%, 4/25/45		(h)134	91
2.89%, 8/25/45		(h)13	13
Zuni Mortgage Loan Trust,
2.73%, 8/25/36		(h)178	169
			18,189
Sovereign (0.3%)
Government of Argentina,
8.28%, 12/31/33		(d)120	83
Government of Japan,
1.00%, 6/15/09	JPY	85,000	857
United Mexican States,
9.50%, 12/18/14	MXN	2,090	218
			1,158
U.S. Treasury Securities (1.1%)
U.S. Treasury Bonds,
5.38%, 2/15/31	$	(c)2,350	2,719
6.13%, 8/15/29		(c)725	908
			3,627
Utilities (0.4%)
Appalachian Power Co.,
5.65%, 8/15/12		35	36
Arizona Public Service Co.,
5.80%, 6/30/14		110	108
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		35	33
7.88%, 4/1/13		20	22
Colorado Interstate Gas Co.,
6.80%, 11/15/15		90	93
Consolidated Natural Gas Co.,
6.25%, 11/1/11		45	48
Detroit Edison Co. (The),
6.13%, 10/1/10		75	80
Entergy Gulf States, Inc.,
3.48%, 12/1/09		(h)75	73

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Face Amount (000)	Value (000)
Utilities (cont’d)
3.60%, 6/1/08	$45	$45
3.74%, 12/8/08	(e)(h)105	105
Equitable Resources, Inc.,
6.50%, 4/1/18	45	45
Kinder Morgan Finance Co.,
5.70%, 1/5/16	(c)125	119
NiSource Finance Corp.,
3.66%, 11/23/09	(h)85	83
7.88%, 11/15/10	95	103
Ohio Edison Co.,
6.40%, 7/15/16	55	57
Ohio Power Co.,
6.00%, 6/1/16	110	111
Peco Energy Co.,
5.35%, 3/1/18	55	56
Plains All American Pipeline, LP,
6.70%, 5/15/36	110	106
Texas Eastern Transmission, LP,
7.00%, 7/15/32	70	75
Union Electric Co.,
6.40%, 6/15/17	100	105
		1,503
Total Fixed Income Securities (Cost $96,408)		88,889

	Shares
Common Stocks (49.5%)
Aerospace & Defense (1.4%)
Boeing Co.	10,850	807
General Dynamics Corp.	5,600	467
Honeywell International, Inc.	11,500	649
L-3 Communications Holdings, Inc.	2,100	230
Lockheed Martin Corp.	4,350	432
Northrop Grumman Corp.	4,500	350
Precision Castparts Corp.	2,400	245
Raytheon Co.	5,750	371
Rockwell Collins, Inc.	3,800	217
United Technologies Corp.	14,500	998
		4,766
Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	18,469	1,005
Expeditors International Washington, Inc.	16,187	731
FedEx Corp.	1,250	116
United Parcel Service, Inc., Class B	4,600	336
		2,188
Airlines (0.0%)
Southwest Airlines Co.	4,050	50
Auto Components (0.0%)
Johnson Controls, Inc.	300	10
Automobiles (0.0%)
Ford Motor Co.	(a)900	5
General Motors Corp.	200	4
		9
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	11,838	562
Coca-Cola Co. (The)	30,380	1,849
PepsiCo., Inc.	20,325	1,467
		3,878
Biotechnology (0.9%)
Amgen, Inc.	(a)16,700	698
Biogen Idec, Inc.	(a)4,700	290
Celgene Corp.	(a)6,100	374
Genzyme Corp.	(a)4,100	305
Gilead Sciences, Inc.	(a)14,200	732
Illumina, Inc.	(a)6,993	531
		2,930
Capital Markets (1.0%)
Bank of New York Mellon Corp. (The)	5,660	236
Charles Schwab Corp. (The)	11,751	221
Franklin Resources, Inc.	13,192	1,279
Goldman Sachs Group, Inc. (The)	4,870	805
Lehman Brothers Holdings, Inc.	6,974	263
Merrill Lynch & Co., Inc.	8,370	341
Northern Trust Corp.	670	45
State Street Corp.	2,880	228
		3,418
Chemicals (1.2%)
Dow Chemical Co. (The)	900	33
E.I. Du Pont de Nemours & Co.	900	42
Monsanto Co.	35,368	3,944
PPG Industries, Inc.	300	18
Praxair, Inc.	300	25
Tronox, Inc., Class B	207	1
		4,063
Chemicals — Specialty (0.0%)
Ecolab, Inc.	300	13
Commercial Banks (1.0%)
Ameriprise Financial, Inc.	2,060	107
Axis Bank Ltd. GDR	693	13
Bank Pekao S.A.	6,203	551
BB&T Corp.	2,100	67
Fifth Third Bancorp.	2,400	50
HDFC Bank India Ltd. ADR	1,000	98
ICICI Bank Ltd. ADR	700	27
KeyCorp.	2,000	44
Komercni Banka A.S.	2,718	650
National City Corp.	3,900	39
PNC Financial Services Group, Inc.	1,200	79
Powszechna Kasa	32,473	659
Regions Financial Corp.	3,200	63
State Bank of India Ltd. GDR	612	54
SunTrust Banks, Inc.	1,200	66
U.S. Bancorp.	6,100	197
Wachovia Corp.	5,900	159
Wells Fargo & Co.	11,100	323
		3,246

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Commercial Services & Supplies (0.3%)
ACCO Brands Corp.	(a)376	$5
Corporate Executive Board Co.	12,419	503
Monster Worldwide, Inc.	(a)15,195	368
		876
Communications Equipment (1.7%)
Cisco Systems, Inc.	(a)94,912	2,286
Corning, Inc.	15,300	368
Juniper Networks, Inc.	(a)6,000	150
Motorola, Inc.	20,700	193
QUALCOMM, Inc.	15,900	652
Research In Motion Ltd.	(a)18,678	2,096
		5,745
Computers & Peripherals (1.8%)
Apple Computer, Inc.	(a)16,567	2,378
Dell, Inc.	(a)23,100	460
EMC Corp.	(a)21,000	301
Hewlett-Packard Co.	24,500	1,119
International Business Machines Corp.	13,300	1,531
Sun Microsystems, Inc.	(a)10,100	157
		5,946
Construction & Engineering (0.1%)
Fluor Corp.	1,400	197
Larsen & Toubro Ltd. GDR	1,335	101
		298
Construction Materials (0.5%)
Cemex S.A.B. de C.V. ADR	(a)38,060	994
Ambuja Cements Ltd. GDR	12,516	38
Martin Marietta Materials, Inc.	6,854	728
Vulcan Materials Co.	100	6
		1,766
Consumer Finance (0.5%)
American Express Co.	37,569	1,642
Capital One Financial Corp.	2,073	102
SLM Corp.	(a)300	5
		1,749
Distributors (0.3%)
Li & Fung Ltd.	256,000	958
Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A	(a)200	9
Diversified Financial Services (1.7%)
Bank of America Corp.	30,771	1,167
Brookfield Asset Management, Inc., Class A	74,832	2,008
Citigroup, Inc.	36,745	787
CME Group, Inc.	1,471	690
JPMorgan Chase & Co.	23,468	1,008
Moody’s Corp.	2,740	95
		5,755
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	49,720	1,904
Sprint Nextel Corp.	22,600	151
Tata Communications Ltd. ADR	1,200	30
Verizon Communications, Inc.	20,800	758
		2,843
Electric Utilities (1.2%)
American Electric Power Co., Inc.	6,400	266
CEZ 2	10,955	837
Consolidated Edison, Inc.	4,100	163
Edison International	5,600	274
Entergy Corp.	3,300	360
Exelon Corp.	8,700	707
FirstEnergy Corp.	5,400	371
FPL Group, Inc.	5,700	358
PPL Corp.	6,600	303
Progress Energy, Inc.	3,600	150
Southern Co. (The)	8,600	306
		4,095
Electrical Equipment (0.2%)
Emerson Electric Co.	12,500	643
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)4,000	120
Tyco Electronics Ltd.	5,600	192
		312
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	3,400	233
Halliburton Co.	10,600	417
National Oilwell Varco, Inc.	(a)4,000	233
Noble Corp.	4,100	204
Schlumberger Ltd.	13,200	1,148
Smith International, Inc.	2,600	167
Transocean, Inc.	(a)3,600	487
Weatherford International Ltd.	(a)4,000	290
		3,179
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	6,900	448
CVS Caremark Corp.	21,600	875
Kroger Co. (The)	9,900	251
Safeway, Inc.	6,900	203
SYSCO Corp.	11,800	342
Wal-Mart, Inc.	32,800	1,728
Walgreen Co.	14,200	541
		4,388
Food Products (0.8%)
Archer-Daniels-Midland Co.	12,002	494
ConAgra Foods, Inc.	8,311	199
General Mills, Inc.	6,267	375
Heinz (H.J.) Co.	5,159	242
Kellogg Co.	4,393	231
Kraft Foods, Inc., Class A	25,848	802
Sara Lee Corp.	8,878	124
W.M. Wrigley Jr. Co.	3,771	237
		2,704
Gas Utilities (0.1%)
Sempra Energy	4,300	229

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Health Care Equipment & Supplies (1.3%)
Bard (C.R.), Inc.	2,800	$270
Baxter International, Inc.	12,200	705
Becton Dickinson & Co.	3,700	318
Boston Scientific Corp.	(a)29,300	377
Covidien Ltd.	9,400	416
Gen-Probe, Inc.	(a)5,874	283
Medtronic, Inc.	20,900	1,011
St. Jude Medical, Inc.	(a)6,100	264
Stryker Corp.	5,000	325
Zimmer Holdings, Inc.	(a)5,400	420
		4,389
Health Care Providers & Services (1.0%)
Aetna, Inc.	8,900	375
Cardinal Health, Inc.	8,300	436
CIGNA Corp.	5,700	231
Express Scripts, Inc.	(a)5,200	334
Humana, Inc.	(a)2,800	126
McKesson Corp.	6,300	330
Medco Health Solutions, Inc.	(a)10,300	451
UnitedHealth Group, Inc.	25,800	886
WellPoint, Inc.	(a)8,700	384
		3,553
Hotels Restaurants & Leisure (1.2%)
Carnival Corp.	800	32
Marriott International, Inc., Class A	700	24
McDonald’s Corp.	1,700	95
Starbucks Corp.	(a)61,981	1,085
Starwood Hotels & Resorts Worldwide, Inc.	14,022	726
Wynn Resorts Ltd.	20,556	2,069
Yum! Brands, Inc.	900	33
		4,064
Household Durables (0.1%)
Fortune Brands, Inc.	4,100	285
Household Products (1.2%)
Colgate Palmolive Co.	7,192	560
Kimberly-Clark Corp.	7,300	471
Procter & Gamble Co.	44,980	3,152
		4,183
Independent Power Producers & Energy Traders (0.1%)
AES Corp. (The)	(a)10,800	180
Constellation Energy Group, Inc.	2,900	256
		436
Industrial Conglomerates (1.9%)
3M Co.	10,400	823
General Electric Co.	140,700	5,207
Textron, Inc.	3,400	189
Tyco International Ltd.	8,125	358
		6,577
Information Technology Services (0.6%)
Automatic Data Processing, Inc.	2,800	119
Broadridge Financial Solutions	525	9
Electronic Data Systems Corp.	2,800	47
Infosys Technology Ltd. ADR	3,300	118
MasterCard, Inc., Class A	5,905	1,317
Metavante Technologies, Inc.,	(a)223	4
Paychex, Inc.	1,700	58
Total System Services, Inc.	1,171	28
Visa, Inc., Class A	(a)4,013	250
Western Union Co. (The)	2,800	60
		2,010
Insurance (1.9%)
ACE Ltd.	3,130	172
Aflac, Inc.	3,760	244
Allstate Corp. (The)	5,140	247
AMBAC Financial Group, Inc.	450	3
American International Group, Inc.	22,430	970
AON Corp.	3,000	121
Berkshire Hathaway, Inc., Class B	(a)311	1,391
Chubb Corp.	3,700	183
Genworth Financial, Inc.	5,000	113
Hartford Financial Services Group, Inc.	4,100	311
Lincoln National Corp.	3,159	164
Loews Corp.	32,268	1,298
Marsh & McLennan Cos., Inc.	4,540	111
Metlife, Inc.	6,590	397
Principal Financial Group	2,670	149
Progressive Corp. (The)	7,240	116
Prudential Financial, Inc.	4,200	329
Travelers Cos., Inc. (The)	5,798	277
		6,596
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	(a)36,010	2,568
Internet Software & Services (1.9%)
Baidu.com ADR	(a)2,689	644
eBay, Inc.	(a)70,932	2,117
Google, Inc., Class A	(a)6,569	2,893
Tencent Holdings Ltd.	95,000	541
Yahoo!, Inc.	(a)4,000	116
		6,311
Machinery (1.1%)
Caterpillar, Inc.	9,900	775
Cummins, Inc.	4,600	215
Danaher Corp.	4,000	304
Deere & Co.	6,400	515
Eaton Corp.	4,300	343
Illinois Tool Works, Inc.	8,000	386
Ingersoll-Rand Co., Ltd., Class A	7,000	312
ITT Corp.	4,600	238
Paccar, Inc.	7,455	335
Parker Hannifin Corp.	3,650	253
Tata Motors Ltd. ADR	2,400	38
		3,714
Media (1.6%)
CBS Corp., Class B	8,600	190
Central European Media Enterprises Ltd., Class A	(a)6,600	562
Clear Channel Communications, Inc.	5,700	167

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

	Shares	Value (000)
Media (cont’d)
Comcast Corp., Class A	28,200	$545
CTC Media, Inc.	(a)23,100	641
DIRECTV Group Inc., (The)	(a)9,100	226
International Game Technology	500	20
McGraw-Hill Cos., Inc. (The)	2,900	107
News Corp. Inc, Class A	23,900	448
Omnicom Group, Inc.	4,300	190
Time Warner, Inc.	35,500	498
TVN S.A.	57,749	596
Viacom, Inc., Class B	(a)7,100	281
Walt Disney Co.	26,000	816
		5,287
Metals & Mining (0.5%)
Air Products & Chemicals, Inc.	200	18
Alcoa, Inc.	800	29
Allegheny Technologies, Inc.,	100	7
Freeport-McMoRan Copper & Gold, Inc., Class B	300	29
Mechel Steel Group ADR	6,700	762
Newmont Mining Corp.	400	18
Nucor Corp.	8,960	607
Sterlite Industries India Ltd. ADR	(a)2,800	50
United States Steel Corp.	100	13
		1,533
Multi-Utilities (0.6%)
Ameren Corp.	3,600	159
Dominion Resources, Inc.	11,000	449
Duke Energy Corp.	18,728	334
PG&E Corp.	3,400	125
Public Service Enterprise Group, Inc.	7,400	297
Veolia Environment ADR	5,583	391
Williams Cos., Inc.	8,300	274
		2,029
Multiline Retail (0.2%)
Sears Holdings Corp.	(a)7,806	797
Office Electronics (0.1%)
Xerox Corp.	12,400	186
Oil & Gas Exploration & Production (0.0%)
Noble Energy, Inc.,	2,300	167
Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	6,000	378
Apache Corp.	4,100	495
Chesapeake Energy Corp.	6,300	291
Chevron Corp.	23,700	2,023
ConocoPhillips	18,800	1,433
Consol Energy, Inc.	2,500	173
Devon Energy Corp.	5,200	543
El Paso Corp.	9,500	158
EOG Resources, Inc.	3,100	372
Exxon Mobil Corp.	59,300	5,016
Hess Corp.	3,400	300
Marathon Oil Corp.	7,900	360
Murphy Oil Corp.	2,200	181
OAO Gazprom (Registered) ADR	32,937	1,681
Occidental Petroleum Corp.	9,100	666
Peabody Energy Corp.	3,200	163
Southwestern Energy Co.	(a)28,690	967
Spectra Energy Corp.	6,000	136
Ultra Petroleum Corp.	(a)39,451	3,057
Valero Energy Corp.	7,300	358
XTO Energy, Inc.	6,200	384
		19,135
Personal Products (0.1%)
Avon Products, Inc.	6,690	265
Pharmaceuticals (3.4%)
Abbott Laboratories	24,200	1,335
Allergan, Inc.	16,600	936
Bristol-Myers Squibb Co.	30,500	650
Dr Reddys Laboratories Ltd. ADR	2,000	29
Eli Lilly & Co.	13,100	676
Forest Laboratories, Inc.	(a)5,900	236
Johnson & Johnson	41,600	2,698
Merck & Co., Inc.	32,300	1,226
Pfizer, Inc.	103,000	2,156
Schering-Plough Corp.	23,900	344
Thermo Fisher Scientific, Inc.	(a)8,300	472
Wyeth	20,600	860
		11,618
Road & Rail (0.1%)
Burlington Northern and Santa Fe Railway Co.	1,400	129
CSX Corp.	2,500	140
Norfolk Southern Corp.	1,550	84
Union Pacific Corp.	1,050	132
		485
Semiconductors & Semiconductor Equipment (1.2%)
Applied Materials, Inc.	24,563	479
Broadcom Corp., Class A	(a)9,130	176
Intel Corp.	103,850	2,200
MEMC Electronic Materials, Inc.,	(a)3,800	269
NVIDIA Corp.	(a)11,300	224
Texas Instruments, Inc.	26,078	737
		4,085
Software (0.5%)
Adobe Systems, Inc.	(a)1,900	68
Electronic Arts, Inc.	(a)1,200	60
Microsoft Corp.	26,400	749
Oracle Corp.	(a)13,100	256
Symantec Corp.	(a)3,600	60
VMware, Inc., Class A	(a)9,226	395
		1,588
Specialty Retail (0.3%)
Abercrombie & Fitch Co., Class A	12,735	931
Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	(a)33,427	1,008
Nike, Inc., Class B	7,000	476
		1,484

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

		Value
	Shares	(000)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae	2,900	$76
Freddie Mac	2,100	53
Washington Mutual, Inc.	2,800	29
		158
Tobacco (1.1%)
Altria Group, Inc.	46,091	1,023
ITC Ltd. GDR	14,728	76
Philip Morris Finance Ltd.	(a)46,091	2,331
Reynolds American, Inc.	3,500	207
		3,637
Transportation Infrastructure (0.2%)
China Merchants Holdings International Co. Ltd.	126,000	603
Wireless Telecommunication Services (1.0%)
America Movil S.A. de C.V., Series L ADR	20,126	1,282
American Tower Corp., Class A	(a)3,800	149
China Mobile Ltd. ADR	10,123	759
Mobile Telesystems OJSC ADR	7,400	561
Vimpel-Communications ADR	18,200	544
		3,295
Total Common Stocks (Cost $154,572)		168,035
Investment Companies (5.0%)
Aeroplan Income Fund	35,618	633
iShares MSCI EMU Index Fund	100	11
iShares MSCI Hong Kong Index Fund	84,200	1,511
iShares MSCI United Kingdom Index Fund	77,800	1,677
Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio, Class I	(p)294,848	8,616
StreetTRACKS Gold Trust	48,600	4,393
Total Investment Companies (Cost $17,768)		16,841
Preferred Stocks (0.0%)
Mortgages — Other (0.0%)
Harborview NIM Corp., 3.15%	(e)215,892	70
Home Ownership Funding Corp., 13.33%	(e)500	77
Total Preferred Stocks (Cost $261)		147
Short-Term Investments (24.3%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)1,226,384	1,226

	Face
	Amount
	(000)
Short-Term Debt (0.9%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)109	109
Bancaja,
4.04%, 11/12/08	(h)54	54
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)55	55
BASF AG,
3.89%, 8/19/08	(h)54	54
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)218	218
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)109	109
CIT Group Holdings,
3.97%, 5/19/08	(h)196	196
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	757	757
First Tennessee Bank,
2.84%, 8/15/08	(h)54	54
2.85%, 8/15/08	(h)218	218
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)55	55
HSBC Finance Corp.,
3.10%, 8/5/08	(h)55	55
IBM Corp.,
3.09%, 9/8/08	(h)218	218
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)109	109
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)163	163
National Bank of Canada,
3.11%, 4/2/08	(h)218	218
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)218	218
Nationwide Building Society,
2.75%, 7/28/08	(h)126	126
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)120	120
3.09%, 8/8/08	(h)76	76
		3,182
		4,408

Shares
Investment Company (22.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)77,904,778	77,905

	Face
	Amount
	(000)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (j)(r)210	210
Total Short-Term Investments (Cost $82,523)		82,523
Total Investments (104.9%) (Cost $351,532) — Including $5,253 of Securities Loaned		(s)356,435
Liabilities in Excess of Other Assets (-4.9%)		(16,710)
Net Assets (100%)		$339,725

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2008.
(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $83,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Fund, Inc. — Emerging Markets Portfolio — Class I and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(r)	Rate shown is the yield to maturity at March 31, 2008.
(s)

The approximate market value and percentage of the investments, $7,357,000 and 2.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	551	$869	5/14/08	USD	803	$803	$(66)
USD	3,443	3,443	6/12/08	AUD	3,806	3,445	2
USD	10,703	10,703	7/16/08	CNY	74,294	10,962	259
USD	17,056	17,056	7/16/08	CNY	117,968	17,407	351
USD	3,660	3,660	6/12/08	EUR	2,397	3,772	112
USD	7,268	7,268	6/12/08	JPY	748,646	7,541	273
		$42,999				$43,930	$931

AUD — Australian Dollar

CNY — Chinese Renminbi

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Australian Dollar 10 yr. Bond	38	$25,121	Jun-08	$(12)
British Pound Long Gilt	24	5,301	Jun-08	140
Dow Jones Euro Stoxx 50 Index	9	504	Jun-08	@—
EuroDollar CME	6	1,466	Jun-08	44
EuroDollar CME	7	1,713	Sep-08	55
EuroDollar CME	7	1,712	Dec-08	54
EuroDollar CME	9	2,201	Mar-09	70
EuroDollar CME	10	2,441	Jun-09	51
Hong Kong Dollar H-Shares	41	3,152	Apr-08	195
Japanese Yen 10 yr. Mini JGB	6	846	Jun-08	8
MSCI Singapore	15	810	Apr-08	(@—)
S&P 500 Emini (U.S. Dollar)	365	24,163	Jun-08	525
SGX CNX Nifty	374	3,527	Apr-08	(91)
U.S. Treasury 2 yr. Note	2	429	Jun-08	2
U.S. Treasury 5 yr. Note	109	12,451	Jun-08	176
U.S. Treasury 10 yr. Note	130	15,464	Jun-08	568
U.S. Treasury Long Bond	12	1,426	Jun-08	47
Short:
EuroDollar CME	7	1,705	Sep-09	(35)
EuroDollar CME	6	1,457	Dec-09	(27)
EuroDollar CME	7	1,697	Mar-10	(30)
EuroDollar CME	5	1,209	Jun-10	(19)
EuroDollar CME	4	965	Sep-10	(14)
EuroDollar CME	3	722	Dec-10	(9)
Russell Mini Index	49	3,381	Jun-08	(190)
S&P Mid 400 Emini	44	3,439	Jun-08	(162)
Japanese Yen Topix Index	2	244	Jun-08	3

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Futures Contracts (cont’d):

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 yr. Note	31	$6,654	Jun-08	$(5)
U.S. Treasury 10 yr. Note	117	13,918	Jun-08	(388)
U.S. Treasury Long Bond	15	1,782	Jun-08	(44)
10 yr. Swap	5	576	Jun-08	(14)
				$898

CME       Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$50	1.57%	3/20/18	$(1)
Carnival Corp, 6.65%, 1/15/28
Bank of America	Buy	70	0.70	3/20/13	(1)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	45	0.82	3/20/18	(1)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	65	1.03	3/20/18	2
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	25	1.08	3/20/18	1
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	65	1.12	3/20/18	2
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	55	0.80	3/20/18	3
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	220	1.19	3/20/12	(3)
The Gap, Inc., 8.80%, 12/15/08
Bank of America	Buy	75	1.25	3/20/13	(1)
Yum! Brands, Inc., 8.88%, 4/15/11
Citigroup	Buy	45	0.82	3/20/18	@—
Eaton Corp., 7.65%, 11/15/29
Citigroup	Buy	85	0.62	3/20/13	1
Textron Financial Corp., 7.65%, 11/15/29
Citigroup	Buy	50	0.72	3/20/13	@—
Textron Financial Corp., 7.65%, 11/15/29
Citigroup	Buy	225	0.43	3/20/12	5
Tyco International Ltd., Zero Coupon, 11/17/20
Citigroup	Buy	430	0.43	3/20/12	9
Tyco International Ltd., Zero Coupon, 11/17/20
Credit Suisse	Buy	110	1.00	3/20/15	1
Arrow Electronics, Inc., 6.88%, 6/1/18
Goldman Sachs	Buy	40	0.50	3/20/18	@—
American Standard, Inc., 7.63%, 2/15/10
Goldman Sachs	Buy	85	3.05	3/20/13	(1)
AvalonBay Communities, Inc., 6.13%, 11/1/12

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Buy	$175	0.59%	3/20/13	$ (@—)
Coca-Cola Enterprise, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	185	0.22	3/20/12	3
Dell Inc., 7.10%, 4/15/28
Goldman Sachs	Sell	95	0.60	12/20/12	(1)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	185	0.80	12/20/17	(1)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	180	1.40	12/20/12	(4)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Goldman Sachs	Sell	380	1.40	12/20/12	(7)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Goldman Sachs	Sell	180	1.40	12/20/12	(4)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Goldman Sachs	Sell	175	1.40	12/20/12	(4)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Goldman Sachs	Buy	40	0.97	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	55	0.47	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12
Goldman Sachs	Buy	120	0.15	12/20/11	11
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	250	0.16	12/20/11	23
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	50	3.33	3/20/13	@—
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	65	1.08	3/20/18	2
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	30	1.24	3/20/18	1
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	100	1.05	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	370	0.10	3/20/12	7
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	350	0.12	12/20/11	15
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
JPMorgan Chase	Sell	380	0.60	12/20/12	(1)
Dow Jones CDX North America Investment Grade Index, Series 9
JPMorgan Chase	Buy	35	0.60	3/20/13	@—
Eaton Corp., 7.65%, 11/15/29
JPMorgan Chase	Buy	55	1.07	3/20/18	1
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	55	1.15	3/20/18	1
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	45	0.58	3/20/13	(@—)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	65	0.63	3/20/13	(@—)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	Buy	$55	4.95%	3/20/13	$(6)
SLM Corp., 5.13%, 8/27/12
Lehman Brothers	Sell	185	0.60	12/20/12	(3)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Sell	85	0.60	12/20/12	(1)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Buy	1,450	0.75	12/20/11	116
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7
Lehman Brothers	Buy	65	0.45	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	45	0.46	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	175	0.20	12/20/11	2
Union Pacific Corp., 6.13%, 1/15/12
Merrill Lynch	Buy	75	1.50	3/20/18	(1)
Carnival Corp, 6.65%, 1/15/28
Merrill Lynch	Buy	45	1.57	3/20/18	(1)
Carnival Corp, 6.65%, 1/15/28
Merrill Lynch	Buy	30	1.60	3/20/18	(1)
Carnival Corp, 6.65%, 1/15/28
Merrill Lynch	Buy	80	0.92	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29
Merrill Lynch	Buy	55	5.00	3/20/13	(6)
SLM Corp., 5.13%, 8/27/12
UBS	Buy	100	0.50	3/20/13	1
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	105	0.60	3/20/18	1
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	85	1.78	3/20/13	1
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	85	1.73	3/20/18	2
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	40	1.00	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	40	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	95	1.06	3/20/13	(@—)
Textron Financial Corp., 5.13%, 2/3/11
					$169

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$5,180	$68
	3 Month LIBOR	Pay	5.59	2/19/18	2,550	54
	3 Month LIBOR	Receive	5.82	2/12/23	6,650	(67)
	3 Month LIBOR	Receive	6.03	2/19/23	3,295	(53)

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Balanced Portfolio

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3 Month LIBOR	Pay	5.33%	5/22/17	$1,150	$138
	3 Month LIBOR	Pay	5.37	5/23/17	1,850	227
	3 Month LIBOR	Pay	5.44	5/29/17	1,495	192
	3 Month LIBOR	Receive	5.29	9/28/17	700	(71)
	3 Month LIBOR	Receive	5.00	11/13/17	450	(41)
	3 Month LIBOR	Receive	4.73	12/27/17	1,075	(72)
	3 Month LIBOR	Pay	4.47	1/10/18	800	26
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	4,175	519
	3 Month LIBOR	Pay	5.43	5/29/17	2,750	350
Goldman Sachs	3 Month LIBOR	Pay	5.34	5/24/17	4,250	512
	3 Month LIBOR	Pay	5.57	2/27/18	2,585	52
	3 Month LIBOR	Pay	5.63	2/28/18	5,110	115
	3 Month LIBOR	Receive	6.04	2/25/23	6,555	(107)
	3 Month LIBOR	Receive	5.96	2/27/23	3,315	(47)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	650	80
	3 Month LIBOR	Pay	5.09	9/11/17	2,550	219
	3 Month LIBOR	Pay	5.16	9/20/17	1,050	97
	3 Month LIBOR	Receive	5.23	9/27/17	1,200	(116)
	3 Month LIBOR	Receive	5.30	9/28/17	1,400	(143)
	3 Month LIBOR	Pay	5.25	10/11/17	1,250	141
	3 Month LIBOR	Receive	5.02	11/13/17	700	(65)
	3 Month LIBOR	Pay	4.48	1/8/18	1,000	33
	3 Month LIBOR	Pay	4.24	1/22/18	800	(11)
	3 Month LIBOR	Receive	4.52	2/19/18	800	(30)
	3 Month LIBOR	Receive	4.62	2/22/18	1,000	(46)
						$1,954

LIBOR — London Inter Bank Offer Rate

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

* Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are in the category labeled “Other.”

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (Unaudited)

Portfolio of Investments

Equities Plus Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (85.7%)
Agency Adjustable Rate Mortgages (17.0%)
Federal National Mortgage Association,
6.37%, 7/1/35 - 3/1/36	$1,110	$1,139
6.80%, 7/1/36	1,576	1,615
6.81%, 8/1/36	612	627
		3,381
Collateralized Mortgage Obligations — Non Agency Collateral Series (12.5%)
Bear Stearns Structured Products, Inc.,
IO
2.11%, 6/26/36	(e)6,774	85
2.22%, 1/27/37	1,627	20
2.29%, 1/27/37	(e)1,926	21
2.43%, 1/27/37	2,700	34
3.18%, 5/25/37	(e)9,145	229
Countrywide Alternative Loan Trust,
IO
0.84%, 10/25/35	2,712	80
0.91%, 9/25/35	3,320	86
2.40%, 12/20/46	5,985	291
2.83%, 2/20/47	10,933	531
2.86%, 3/20/47	8,061	417
4.15%, 8/25/46	(h)1,827	81
6.40%, 7/20/46	1,198	56
Countrywide Home Loan Mortgage Pass Through Trust,
IO
0.34%, 2/25/35	1,211	29
2.46%, 9/25/34	(h)1,122	19
2.72%, 2/25/35	(h)1,239	24
Harborview Mortgage Loan Trust,
IO
4.06%, 7/19/46	(h)967	39
PO
7/19/47	@—	@—
Harborview NIM Corp.,
IO
3.15%, 12/15/36	(e)(h)154	50
Residential Accredit Loans, Inc.,
Zero Coupon, 3/25/47	(e)807	20
Zero Coupon, 5/25/47	(e)4,737	118
Washington Mutual, Inc.,
IO
0.62%, 9/25/46	3,580	37
0.66%, 1/25/45	4,307	73
0.68%, 7/25/46	8,337	87
1.25%, 6/25/46	2,908	62
		2,489
Finance (0.8%)
Capmark Financial Group, Inc.,	(e)40	25
5.88%, 5/10/12
6.30%, 5/10/17	(e)20	12
Popular North America, Inc.,
5.65%, 4/15/09	55	55
Wachovia Capital Trust III,
5.80%	(h)(o)85	61
		153
Industrials (0.6%)
Telecom Italia Capital S.A.,
4.00%, 11/15/08	65	64
Viacom, Inc.,
5.75%, 4/30/11	(c)60	61
		125
Mortgages — Other (54.6%)
American Home Mortgage Assets,
2.91%, 10/25/46	(h)279	139
Bear Stearns Mortgage Funding Trust,
2.81%, 12/25/36	(h)745	568
Countrywide Alternative Loan Trust,
2.79%, 11/25/46	(h)701	536
2.82%, 3/20/47	(h)313	150
2.83%, 7/25/46	(h)792	495
2.84%, 12/20/46	(h)279	135
2.92%, 11/20/35	(h)571	399
5.78%, 2/25/36	(h)485	315
6.37%, 11/25/35	(h)438	333
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.16%, 2/25/47	(h)88	48
Downey Savings & Loan Association Mortgage Loan Trust,
2.74%, 3/19/37	(h)813	495
Federal Home Loan Mortgage Corp.,
3.48%, 10/15/22	(h)39	38
3.53%, 3/15/22 - 10/15/22	(h)98	98
Federal National Mortgage Association,
3.18%, 12/25/21	(h)67	66
3.22%, 11/25/20	(h)17	17
3.37%, 10/25/22	(h)41	41
GS Mortgage Securities Corp.,
6.25%, 8/25/46	(e)30	29
Harborview Mortgage Loan Trust,
2.77%, 11/19/36	(h)223	170
2.89%, 9/19/35	(h)617	479
2.90%, 1/19/36	(h)430	280
Harborview NIM Corp.,
6.41%, 12/19/36 - 3/19/38	(e)70	70
Lehman XS Trust,
2.94%, 2/25/46	(h)594	372
Luminent Mortgage Trust,
2.80%, 10/25/46	(h)712	542
2.83%, 5/25/46	(h)558	359
2.84%, 4/25/36 - 5/25/36	(h)1,168	815
2.88%, 2/25/46	(h)605	389
Mastr Adjustable Rate Mortgages Trust,
2.85%, 4/25/46	(h)492	307
Novastar Mortgage Backed Notes,
2.84%, 9/25/46	(h)549	347
Residential Accredit Loans, Inc.,
2.80%, 1/25/37	(h)819	519

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (Unaudited)

Portfolio of Investments (cont’d)

Equities Plus Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
2.83%, 5/25/46	$ (h)807	$490
2.87%, 2/25/46	(h)620	385
Sharp SP I, LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)43	43
Structured Asset Mortgage Investments, Inc.,
2.83%, 6/25/36	(h)569	359
2.87%, 4/25/36	(h)554	355
Washington Mutual, Inc.,
2.88%, 6/25/46	(h)78	38
2.90%, 10/25/46	(h)80	39
2.94%, 11/25/45	(h)414	290
2.96%, 10/25/45	(h)368	253
5.27%, 4/25/46	(h)134	74
		10,877
Utilities (0.2%)
Kinder Morgan Finance Co.,
5.70%, 1/5/16	(c)40	38
Total Fixed Income Securities (Cost $22,600)		17,063

	Shares
Short-Term Investments (12.1%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)28,422	28

	Face
	Amount
	(000)
Short-Term Debt (0.4%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)2	2
Bancaja,
4.04%, 11/12/08	(h)1	1
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)1	1
BASF AG,
3.89%, 8/19/08	(h)1	1
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)5	5
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)3	3
CIT Group Holdings,
3.97%, 5/19/08	(h)5	5
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	18	18
First Tennessee Bank,
2.84%, 8/15/08	(h)1	1
2.85%, 8/15/08	(h)5	5
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)1	1
HSBC Finance Corp.,
3.10%, 8/5/08	(h)1	1
IBM Corp.,
3.09%, 9/8/08	(h)5	5
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)3	3
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)4	4
National Bank of Canada,
3.11%, 4/2/08	(h)5	5
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)5	5
Nationwide Building Society,
2.75%, 7/28/08	(h)3	3
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)2	2
3.09%, 8/8/08	(h)3	3
		74
		102

	Shares
Investment Company (11.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)2,319,523	2,320
Total Short-Term Investments (Cost $2,422)		2,422
Total Investments (97.8%) (Cost $25,022) — Including $101 of Securities Loaned		19,485
Other Assets in Excess of Liabilities (2.2%)		430
Net Assets (100%)		$19,915

(c)	All or a portion of security on loan at March 31, 2008.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
@	Face Amount/Value is less than $500.
IO	Interest Only
PO	Principal Only

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (Unaudited)

Portfolio of Investments (cont’d)

Equities Plus Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number			Net Unrealized Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar CME	23	$5,614	Jun-09	$117
S&P 500 Index	63	20,853	Jun-08	463
U.S. Treasury 5 yr. Note	9	1,028	Jun-08	12
5 yr. Swap	12	1,343	Jun-08	7
Short:
EuroDollar CME	13	3,176	Jun-08	(69)
EuroDollar CME	12	2,937	Sep-08	(66)
EuroDollar CME	9	2,201	Dec-08	(48)
EuroDollar CME	6	1,467	Mar-09	(33)
EuroDollar CME	8	1,949	Sep-09	(40)
EuroDollar CME	6	1,457	Dec-09	(27)
EuroDollar CME	7	1,697	Mar-10	(30)
EuroDollar CME	5	1,209	Jun-10	(19)
EuroDollar CME	5	1,206	Sep-10	(18)
EuroDollar CME	4	963	Dec-10	(13)
S&P 500 Emini	8	530	Jun-08	(8)
U.S. Treasury 2 yr. Note	43	9,230	Jun-08	(26)
U.S. Treasury 10 yr. Note	54	6,423	Jun-08	(185)
U.S. Treasury Long Bond	5	594	Jun-08	(12)
10 yr. Swap	6	691	Jun-08	(17)
				$(12)

CME                     Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

		Notional			Unrealized Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
Goldman Sachs General Motors Acceptance Corp., 6.88%, 8/28/12	Sell	$65	3.08%	6/20/11	$(15)
Goldman Sachs
Eli Lilly Co., 6.57%, 1/1/16	Buy	15	0.33	3/20/13	@—
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	50	0.30	3/20/13	@—
					$(15)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Receive	5.82%	2/12/23	$1,985	$(20)
	3 Month LIBOR	Pay	5.37	2/12/18	1,550	21
Citigroup	3 Month LIBOR	Pay	4.95	11/06/17	2,100	186
Goldman Sachs	3 Month LIBOR	Pay	6.06	2/19/23	1,010	(17)
	3 Month LIBOR	Pay	5.62	2/19/18	780	17
	3 Month LIBOR	Pay	5.63	2/28/18	1,625	37
	3 Month LIBOR	Receive	6.04	2/25/23	2,085	(34)
JPMorgan Chase	3 Month LIBOR	Pay	5.38	5/24/17	3,600	445
						$635

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (Unaudited)

Portfolio of Investments (cont’d)

Equities Plus Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*            Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (Unaudited)

Portfolio of Investments

Mid Cap Growth Portfolio

	Shares	Value (000)
Common Stocks (96.8%)
Auto & Transportation (5.4%)
C.H. Robinson Worldwide, Inc.	1,638,897	$89,156
Expeditors International Washington, Inc.	1,515,106	68,452
UAL Corp.	880,653	18,960
		176,568
Consumer Discretionary (36.1%)
Abercrombie & Fitch Co.	1,252,102	91,579
Apollo Group, Inc., Class A	(a)690,434	29,827
Choice Hotels International, Inc.	950,395	32,418
Coach, Inc.	(a)1,779,900	53,664
Corporate Executive Board Co.	1,159,577	46,940
Ctrip.com International Ltd. ADR	1,325,464	70,276
Discovery Holding Co., Class A	(a)2,224,800	47,210
Focus Media Holding Ltd. ADR	(a)763,531	26,838
Grupo Televisa S.A. ADR	2,194,521	53,195
Iron Mountain, Inc.	(a)1,545,798	40,871
Lamar Advertising Co., Class A	(a)1,017,052	36,543
Leucadia National Corp.	1,891,465	85,532
Li & Fung Ltd.	20,434,000	76,457
Lululemon Athletica, Inc.	(a)1,150,936	32,721
Marriott International, Inc., Class A	1,441,959	49,546
Monster Worldwide, Inc.	(a)1,591,992	38,542
Morningstar, Inc.	(a)740,351	45,420
New Oriental Education & Technology Group ADR	(a)505,727	32,801
Priceline.com, Inc.	(a)574,003	69,374
Starbucks Corp.	(a)4,196,463	73,438
Wynn Resorts Ltd.	1,430,675	143,983
		1,177,175
Energy (13.2%)
Questar Corp.	962,674	54,449
Range Resources Corp.	622,087	39,471
Southwestern Energy Co.	(a)3,907,696	131,650
Ultra Petroleum Corp.	(a)2,670,073	206,931
		432,501

Financial Services (8.0%)
Alleghany Corp.	(a)108,311	36,988
Brookfield Asset Management, Inc., Class A	1,369,569	36,746
Calamos Asset Management, Inc., Class A	1,147,705	18,685
Covanta Holding Corp.	(a)1,284,915	35,335
Forest City Enterprises, Inc., Class A	1,248,021	45,927
GLG Partners, Inc.	(a)2,585,558	30,691
IntercontinentalExchange, Inc.	(a)435,303	56,807
		261,179
Health Care (9.4%)
Allergan, Inc.	769,252	43,378
Gen-Probe, Inc.	(a)963,735	46,452
Illumina, Inc.	(a)1,317,479	99,997
Stericycle, Inc.	(a)905,605	46,639
Techne Corp.	(a)1,059,559	71,372
		307,838
Materials & Processing (6.7%)
Aecom Technology Corp.	(a)936,928	24,369
Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	1,086,852	48,908
Martin Marietta Materials, Inc.	796,374	84,551
Mohawk Industries, Inc.	(a)418,148	29,944
Texas Industries, Inc.	498,442	29,961
		217,733
Producer Durables (4.3%)
Gafisa S.A. ADR	(a)1,332,920	44,466
Nalco Holding Co.	3,039,976	64,295
NVR, Inc.	(a)53,773	32,129
		140,890
Technology (12.6%)
Akamai Technologies, Inc.	(a)1,073,245	30,223
Alibaba.com Ltd.	(a)19,519,600	40,920
Baidu.com ADR	(a)317,152	75,999
Equinix, Inc.	(a)490,913	32,641
IHS, Inc., Class A	(a)847,287	54,489
NHN Corp.	(a)233,546	54,628
Salesforce.com, Inc.	(a)947,550	54,835
Tencent Holdings Ltd.	11,715,400	66,690
		410,425
Utilities (1.1%)
NII Holdings, Inc.	(a)1,171,928	37,244
Total Common Stocks (Cost $3,058,547)		3,161,553
Investment Company (2.5%)
Aeroplan Income Fund (Cost $73,098)	4,524,395	80,443
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $21,290)	(p)21,289,641	21,290
Total Investments (100.0%) (Cost $3,152,935)		(s)3,263,286
Other Assets in Excess of Liabilities (0.0%)		1,098
Net Assets (100%)		$3,264,384

(a)	Non-income producing security.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(s)

The approximate market value and percentage of the investments, $238,695,000 and 7.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A within the Notes to Financial Statements.

ADR	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (Unaudited)

Portfolio of Investments (cont’d)

Mid Cap Growth Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
HKD	14,557	$1,870	4/1/08	USD	1,870	$1,870	$	@—
USD	762	762	4/1/08	HKD	5,930	762	@—
		$2,632				$2,632	$	@—

HKD —	Hong Kong Dollar
USD —	United States Dollar
@	Value is less than $500.

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*            Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

U.S. Mid Cap Value Portfolio

	Shares	Value (000)
Common Stocks (95.3%)
Consumer Discretionary (8.4%)
Apollo Group, Inc., Class A	(a)44,971	$1,943
Macy’s, Inc.	112,800	2,601
Newell Rubbermaid, Inc.	140,410	3,211
Office Depot, Inc.	(a)279,040	3,084
Orbitz Worldwide, Inc.	(a)317,025	2,184
		13,023
Consumer Staples (8.9%)
ConAgra Foods, Inc.	203,050	4,863
Estee Lauder Cos., Inc. (The)	104,030	4,770
Rite Aid Corp.	(a)1,432,290	4,211
		13,844
Energy (8.5%)
El Paso Corp.	250,830	4,174
Hess Corp.	52,720	4,649
Newfield Exploration Co.	(a)83,680	4,422
		13,245
Financials (19.0%)
ACE Ltd.	81,280	4,475
Allied World Assurance Holdings Ltd.	51,418	2,041
Aspen Insurance Holdings Ltd.	160,380	4,231
CIT Group, Inc.	165,700	1,964
Hudson City Bancorp, Inc.	334,530	5,915
Invesco Ltd.	146,823	3,577
Marsh & McLennan Cos., Inc.	171,968	4,187
Northern Trust Corp.	45,576	3,029
		29,419
Health Care (10.5%)
Affymetrix, Inc.	(a)182,260	3,173
Beckman Coulter, Inc.	80,480	5,195
Healthsouth Corp.	(a)251,268	4,470
Owens & Minor, Inc.	88,520	3,482
		16,320
Industrials (11.4%)
Avery Dennison Corp.	65,000	3,201
Goodrich Corp.	59,130	3,400
Pentair, Inc.	136,920	4,368
Pitney Bowes, Inc.	110,510	3,870
Tata Motors Ltd. ADR	178,416	2,787
		17,626
Information Technology (11.3%)
Diebold, Inc.	159,200	5,978
Flextronics International Ltd.	(a)376,087	3,532
Perot Systems Corp.	(a)284,530	4,279
Zebra Technologies Corp.	(a)113,592	3,785
		17,574
Materials (7.6%)
Domtar Corp.	(a)707,900	4,835
International Flavors & Fragrances, Inc.	74,330	3,274
Valspar Corp.	183,510	3,641
		11,750
Utilities (9.7%)
American Electric Power Co., Inc.	101,090	4,208
DPL, Inc.	143,940	3,691
NRG Energy, Inc.	(a)78,400	3,057
Wisconsin Energy Corp.	91,540	4,027
		14,983
Total Common Stocks (Cost $158,060)		147,784
Investment Company (1.9%)
Market Vectors Gold Miners ETF (Cost $2,732)	61,600	2,941
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $4,970)	(p)4,970,195	4,970
Total Investments (100.4%) (Cost $165,762)		155,695
Liabilities in Excess of Other Assets (-0.4%)		(555)
Net Assets (100%)		$155,140

(a)	Non-income producing security.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*                 Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Common Stocks (94.6%)
Autos & Transportation (3.8%)
AAR Corp.	(a)513,371	$13,999
Forward Air Corp.	215,600	7,641
Pacer International, Inc.	500,300	8,220
		29,860
Consumer Discretionary (18.2%)
AFC Enterprises, Inc.	(a)632,600	5,687
Brink’s Co. (The)	244,200	16,405
Central Garden & Pet Co.	(a)352,064	1,623
Cenveo, Inc.	(a)878,909	9,193
Chemed Corp.	17,700	747
Consolidated Graphics, Inc.	(a)210,400	11,793
Denny’s Corp.	(a)2,665,180	7,942
Dolan Media Co.	(a)152,800	3,073
IKON Office Solutions, Inc.	1,111,363	8,446
Lin TV Corp., Class A	(a)554,000	5,324
Maidenform Brands, Inc.	(a)272,919	4,441
MAXIMUS, Inc.	905,670	33,247
Sinclair Broadcast Group, Inc., Class A	764,700	6,814
Stage Stores, Inc.	592,800	9,603
Tween Brands, Inc.	(a)289,300	7,157
Viad Corp.	311,900	11,232
		142,727
Energy — Other (2.7%)
Exterran Holdings, Inc.	(a)85,055	5,489
St. Mary Land & Exploration Co.	180,960	6,967
Superior Energy Services, Inc.	(a)217,030	8,599
		21,055
Financial Services (15.2%)
AerCap Holdings N.V.	(a)545,100	9,583
Amtrust Financial Services, Inc.	479,884	7,779
Anthracite Capital, Inc. REIT	410,300	2,708
Argo Group International Holdings Ltd.	(a)280,700	9,970
Conseco, Inc.	(a)1,080,400	11,020
Employers Holdings, Inc.	526,645	9,764
Integra Bank Corp.	223,100	3,614
LaSalle Hotel Properties REIT	227,700	6,542
Max Capital Group Ltd.	515,840	13,510
MB Financial, Inc.	136,300	4,195
National Financial Partners Corp.	158,700	3,566
Platinum Underwriters Holdings Ltd.	321,500	10,436
ProAssurance Corp.	(a)242,018	13,028
Provident New York Bancorp., Inc.	523,400	7,066
United America Indemnity Ltd., Class A	(a)350,388	6,749
		119,530
Health Care (8.5%)
Allscripts Healthcare Solutions, Inc.	(a)432,050	4,459
Apria Healthcare Group, Inc.	(a)362,430	7,158
Bio-Rad Laboratories, Inc., Class A	(a)123,234	10,962
Perrigo Co.	295,783	11,160
PharMerica Corp.	(a)383,200	6,349
Sciele Pharma, Inc.	(a)858,241	16,736
Valeant Pharmaceuticals International	(a)796,700	10,222
		67,046
Materials & Processing (15.4%)
Acuity Brands, Inc.	90,460	3,885
Aecom Technology Corp.	(a)205,800	5,353
Albany International Corp., Class A	346,600	12,526
CIRCOR International, Inc.	188,866	8,735
Corn Products International, Inc.	383,100	14,228
Cytec Industries, Inc.	200,500	10,797
Dayton Superior Corp.	(a)717,400	2,116
Hercules, Inc.	683,235	12,496
Polypore International, Inc.	(a)247,784	5,127
Rock-Tenn Co., Class A	584,000	17,503
Silgan Holdings, Inc.	171,400	8,507
Stantec, Inc.	(a)246,006	7,196
Zep, Inc.	787,630	12,775
		121,244
Producer Durables (11.4%)
ACCO Brands Corp.	(a)770,067	10,450
Actuant Corp., Class A	322,500	9,743
Belden, Inc.	595,298	21,026
Cognex Corp.	478,700	10,450
General Cable Corp.	(a)75,700	4,472
Moog, Inc., Class A	(a)259,200	10,941
MTC Technologies, Inc.	(a)546,027	12,984
TAL International Group, Inc.	395,602	9,324
		89,390
Technology (16.3%)
Adtran, Inc.	217,300	4,020
Cirrus Logic, Inc.	(a)1,055,747	7,095
DRS Technologies, Inc.	465,800	27,147
Electronics for Imaging	(a)1,021,700	15,244
Epicor Software Corp.	(a)429,200	4,807
Gartner, Inc.	(a)548,500	10,608
Microsemi Corp.	(a)217,400	4,957
MSC.Software Corp.	(a)1,027,820	13,351
Ness Technologies, Inc.	(a)711,102	6,748
Syniverse Holdings, Inc.	(a)806,150	13,430
Tekelec	(a)1,077,100	13,410
Zebra Technologies Corp.	(a)211,000	7,031
		127,848
Utilities (3.1%)
Avista Corp.	553,721	10,831
Portland General Electric Co.	346,000	7,802
UGI Corp.	246,600	6,145
		24,778
Total Common Stocks (Cost $718,557)		743,478
Investment Company (1.0%)
iShares Russell 2000 Value Index Fund (Cost $8,364)	119,800	7,855

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

U.S. Small Cap Value Portfolio

		Value
	Shares	(000)
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $37,955)	(p)37,955,288	$37,955
Total Investments (100.4%) (Cost $764,876)		789,288
Liabilities in Excess of Other Assets (-0.4%)		(3,435)
Net Assets (100%)		$785,853

(a)	Non-income producing security.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
REIT	Real Estate Investment Trust

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*       Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Value Portfolio

		Value
	Shares	(000)
Common Stocks (99.2%)
Consumer Discretionary (14.4%)
Comcast Corp., Class A	428,400	$8,285
Home Depot, Inc.	52,100	1,457
J.C. Penney Co., Inc.	41,900	1,580
Liberty Media Corp. - Entertainment, Class A	(a)135,200	3,061
Liberty Media Corp. - Interactive, Class A	(a)154,900	2,500
Live Nation, Inc.	(a)1	@—
Lowe’s Cos., Inc.	68,700	1,576
Macy’s, Inc.	63,300	1,460
News Corp., Inc., Class B	(c)182,700	3,479
Time Warner, Inc.	479,300	6,720
Viacom, Inc., Class B	(a)228,850	9,067
		39,185
Consumer Staples (21.6%)
Altria Group, Inc.	75,500	1,676
Anheuser-Busch Cos., Inc.	55,750	2,645
Cadbury Schweppes plc ADR	(c)160,900	7,115
Coca-Cola Co. (The)	113,900	6,933
CVS Caremark Corp.	118,700	4,809
Kimberly-Clark Corp.	70,400	4,544
Kraft Foods, Inc., Class A	204,250	6,334
Philip Morris Institutional, Inc.	(a)75,500	3,819
Procter & Gamble Co.	36,500	2,558
Sara Lee Corp.	68,200	953
Unilever N.V. (NY shares)	214,500	7,235
Wal-Mart Stores, Inc.	195,900	10,320
		58,941
Financials (25.5%)
Aflac, Inc.	22,100	1,435
American International Group, Inc.	61,300	2,651
Bank of America Corp.	245,900	9,322
Bank of New York Mellon Corp. (The)	116,146	4,847
Barclays plc ADR	12,700	460
Berkshire Hathaway, Inc., Class B	(a)550	2,460
Chubb Corp.	139,480	6,901
Citigroup, Inc.	283,000	6,062
Fannie Mae	(c)24,500	645
Freddie Mac	(c)84,700	2,145
Genworth Financial, Inc.	41,900	949
Hartford Financial Services Group, Inc.	21,600	1,637
JPMorgan Chase & Co.	108,700	4,669
Merrill Lynch & Co., Inc.	50,500	2,057
MetLife, Inc.	52,000	3,133
PNC Financial Services Group, Inc.	45,600	2,990
Torchmark Corp.	32,700	1,966
Travelers Cos., Inc. (The)	46,615	2,230
U.S. Bancorp	59,400	1,922
Wachovia Corp.	(c)235,100	6,348
Wells Fargo & Co.	170,000	4,947
		69,776
Health Care (15.1%)
Abbott Laboratories	63,900	3,524
Boston Scientific Corp.	(a)166,800	2,147
Bristol-Myers Squibb Co.	357,400	7,612
Cardinal Health, Inc.	73,700	3,870
Eli Lilly & Co.	72,300	3,730
GlaxoSmithKline plc ADR	38,400	1,629
Pfizer, Inc.	224,600	4,701
Roche Holding A.G. ADR	10,100	954
Schering-Plough Corp.	252,600	3,640
UnitedHealth Group, Inc.	29,100	1,000
WellPoint, Inc.	(a)18,600	821
Wyeth	185,600	7,751
		41,379
Industrials (2.1%)
General Electric Co.	98,000	3,627
Southwest Airlines Co.	168,300	2,087
		5,714
Information Technology (6.5%)
Alcatel-Lucent ADR	160,200	923
Computer Sciences Corp.	(a)24,627	1,005
Dell, Inc.	(a)120,900	2,408
Flextronics International Ltd.	(a)66,600	625
Hewlett-Packard Co.	42,300	1,931
Intel Corp.	75,200	1,593
International Business Machines Corp.	34,800	4,007
KLA-Tencor Corp.	25,200	935
Microsoft Corp.	43,800	1,243
Telefonaktiebolaget LM Ericsson ADR	37,100	729
Texas Instruments, Inc.	32,600	922
Western Union Co. (The)	66,200	1,408
		17,729
Materials (8.9%)
Alcoa, Inc.	43,300	1,561
E.I. Du Pont de Nemours & Co.	157,600	7,369
International Paper Co.	466,723	12,695
Rohm & Haas Co.	52,400	2,834
		24,459
Telecommunication Services (5.1%)
AT&T, Inc.	138,400	5,301
Verizon Communications, Inc.	234,000	8,529
		13,830
Total Common Stocks (Cost $276,505)		271,013
Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (2.1%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)1,540,114	1,540

	Face
	Amount
	(000)
Short-Term Debt (1.5%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)137	137

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Value Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt (cont’d)
Bancaja,
4.04%, 11/12/08	$ (h)68	$68
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)68	68
BASF AG,
3.89%, 8/19/08	(h)68	68
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)274	274
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)137	137
CIT Group Holdings,
3.97%, 5/19/08	(h)246	246
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	950	950
First Tennessee Bank,
2.84%, 8/15/08	(h)68	68
2.85%, 8/15/08	(h)274	274
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)68	68
HSBC Finance Corp.,
3.10%, 8/5/08	(h)68	68
IBM Corp.,
3.09%, 9/8/08	(h)274	274
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)137	137
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)205	205
National Bank of Canada,
3.11%, 4/2/08	(h)274	274
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)274	274
Nationwide Building Society,
2.75%, 7/28/08	(h)159	159
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)150	150
3.09%, 8/8/08	(h)96	96
		3,995
		5,535

	Shares
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class	(p)3,120,384	3,120
Total Short-Term Investments (Cost $8,655)		8,655
Total Investments (102.4%) (Cost $285,160) — Including $5,490 of Securities Loaned		279,668
Liabilities in Excess of Other Assets (-2.4%)		(6,503)
Net Assets (100%)		$273,165

(a)	Non-income producing security.
(c)	All or a portion of security on loan at March 31, 2008.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(p)

See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class and Morgan Stanley Institutional Liquidity Money Market Portfolio —Institutional Class.

@	Value is less than $500.
ADR	American Depositary Receipt

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*            Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Core Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (117.2%)
Agency Adjustable Rate Mortgages (3.6%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
5.61%, 4/1/37	$1,397	$1,420
5.70%, 1/1/37	1,888	1,929
5.83%, 10/1/36	1,329	1,359
5.97%, 1/1/37	753	768
Federal National Mortgage Association,
2.66%, 12/25/36	(h)1,042	1,000
Conventional Pools:
5.24%, 3/1/37	1,246	1,266
6.74%, 5/1/36	980	1,011
6.80%, 7/1/36	1,970	2,020
Government National Mortgage Association,
5.13%, 10/20/27 - 12/20/27	23	23
5.63%, 8/20/25 - 9/20/27	172	174
6.38%, 2/20/25 - 1/20/28	628	643
		11,613
Agency Fixed Rate Mortgages (42.7%)
Federal Home Loan Bank Discount Note,
Zero Coupon, 4/18/08	9,200	9,192
Federal Home Loan Mortgage Corp.,
5.13%, 11/17/17	(c)1,350	1,451
Conventional Pools:
5.00%, 4/15/38	11,600	11,486
5.50%, 4/15/37	16,250	16,410
6.00%, 4/1/35	15,400	15,792
10.00%, 10/1/12 - 11/1/20	17	20
11.50%, 8/1/19	19	23
Gold Pools:
5.50%, 5/1/37 - 10/1/37	15,965	16,140
6.00%, 8/1/37	7,864	8,073
6.50%, 2/1/29	82	86
7.50%, 2/1/30 - 6/1/32	459	498
8.00%, 10/1/29 - 6/1/31	382	418
8.50%, 8/1/30 - 7/1/31	172	190
10.00%, 6/1/17 - 3/1/21	62	69
Federal National Mortgage Association,
April TBA
4.50%, 4/25/23	(i)6,000	5,968
5.00%, 4/25/23	(i)9,950	9,962
5.50%, 4/25/37	(i)15,800	15,950
6.50%, 4/25/38	(i)2,400	2,486
7.00%, 4/25/38	(i)2,850	2,992
Conventional Pools:
5.00%, 8/1/37	4,178	4,139
5.50%, 4/1/34	426	432
6.50%, 7/1/29 - 2/1/33	1,702	1,778
7.00%, 3/1/29 - 10/1/34	6,439	6,826
7.50%, 7/1/29 - 9/1/35	2,454	2,649
8.00%, 4/1/25 - 6/1/32	1,750	1,897
8.50%, 5/1/23 - 5/1/32	1,217	1,341
9.00%, 4/1/26	296	325
9.50%, 2/1/20 - 8/1/21	138	155
10.00%, 8/1/18 - 2/1/25	24	28
10.50%, 1/1/10 - 10/1/18	28	32
11.00%, 9/1/19 - 9/1/20	34	41
11.50%, 11/1/19	33	39
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	30	33
9.50%, 12/15/17 - 12/15/21	196	216
10.00%, 9/15/18 - 7/15/22	204	243
10.50%, 11/15/14 - 2/15/25	344	418
11.00%, 12/15/09 - 7/15/20	36	43
11.50%, 4/15/13 - 8/15/13	24	29
12.00%, 12/15/12 - 3/15/14	7	8
		137,878
Asset Backed Corporates (17.2%)
American Express Credit Account Master Trust,
2.82%, 10/15/12	(h)1,425	1,400
Argent Securities, Inc.,
2.64%, 10/25/36	(h)1,087	1,063
Banc of America Securities Auto Trust,
3.99%, 8/18/09	138	138
Bayview Financial Acquisition Trust,
2.79%, 11/28/36	(h)434	427
Bear Stearns Asset Backed Securities, Inc.,
2.70%, 1/25/37	(h)810	724
2.80%, 9/25/34	(h)22	22
2.82%, 3/25/35	(h)66	65
Capital Auto Receivables Asset Trust,
2.83%, 11/15/11	(h)1,600	1,578
2.88%, 7/15/10	(h)2,175	2,148
4.05%, 7/15/09	101	101
4.98%, 5/15/11	2,275	2,301
5.03%, 10/15/09	829	834
5.31%, 10/20/09	(e)2,700	2,716
Capital One Auto Finance Trust,
5.07%, 7/15/11	978	961
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	1,052	1,063
CIT Equipment Collateral,
5.07%, 2/20/10	1,250	1,261
Citibank Credit Card Issuance Trust,
2.59%, 3/22/12	(h)1,725	1,695
Citicorp Residential Mortgage Securities, Inc.,
2.68%, 9/25/36	(h)601	590
CNH Equipment Trust,
4.27%, 1/15/10	413	414
5.20%, 6/15/10	825	833
Countrywide Asset Backed Certificates,
2.75%, 7/25/25	(h)211	208
DaimlerChrysler Auto Trust,
4.04%, 9/8/09	121	121
Fieldstone Mortgage Investment Corp.,
2.67%, 11/25/36	(h)1,391	1,315

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
First Franklin Mortgage Loan Asset Backed Certificates,
2.65%, 7/25/36	$ (h)749	$725
2.67%, 2/25/36	(h)247	245
2.72%, 10/25/35	(h)61	60
Ford Credit Auto Owner Trust,
2.83%, 4/15/10	(h)3,008	2,999
5.26%, 10/15/10	2,150	2,174
Fremont Home Loan Owner Trust,
2.65%, 10/25/36	(h)1,354	1,305
GE Equipment Small Ticket, LLC,
4.38%, 7/22/09	(e)278	279
4.88%, 10/22/09	(e)571	571
GS Auto Loan Trust,
5.37%, 12/15/10	2,090	2,113
GSAMP Trust,
2.67%, 1/25/37	(h)814	761
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	1,279	1,282
4.07%, 2/15/12	967	972
Hertz Vehicle Financing, LLC,
4.93%, 2/25/10	(e)825	815
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	165	165
4.85%, 10/19/09	504	507
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	244	245
Long Beach Mortgage Loan Trust,
2.69%, 1/25/36	(h)21	21
MBNA Master Credit Card Trust USA,
7.80%, 10/15/12	1,480	1,597
National City Auto Receivables Trust,
2.88%, 5/15/11	437	437
Nationstar Home Equity Loan Trust,
2.67%, 9/25/36	(h)424	415
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	304	304
Novastar Home Equity Loan,
2.67%, 11/25/36	(h)542	535
RAAC Series,
2.70%, 9/25/45	(h)38	38
Residential Asset Mortgage Products, Inc.,
2.67%, 6/25/29	(h)907	883
Residential Asset Securities Corp.,
2.68%, 10/25/36	(h)610	591
Securitized Asset Backed Receivables, LLC Trust,
2.68%, 11/25/36	(h)1,225	1,120
2.71%, 2/25/37	(h)1,381	1,223
2.73%, 5/25/37	(h)1,329	1,245
SLM Student Loan Trust,
3.32%, 10/25/14	(h)1,461	1,455
Soundview Home Equity Loan Trust,
2.68%, 1/25/37	(h)701	669
2.71%, 2/25/37	(h)1,156	1,078
Structured Asset Securities Corp.,
2.69%, 6/25/37	(h)1,222	1,112
Terwin Mortgage Trust,
2.71%, 4/25/37	(e)(h)480	474
TXU Electric Delivery Transition Bond Co.,
4.81%, 11/17/14	300	307
USAA Auto Owner Trust,
3.90%, 7/15/09	13	13
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	289	290
Wachovia Auto Owner Trust,
4.06%, 9/21/09	115	115
		51,118
Collateralized Mortgage Obligations — Agency Collateral Series (4.3%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
3.13%, 3/15/24	(h)440	38
Inv Fl IO PAC
5.73%, 10/15/29	(h)17	@—
IO
5.00%, 12/15/16	888	50
6.00%, 5/1/31	577	113
6.50%, 4/1/28 - 5/15/33	1,084	229
8.00%, 1/1/28 - 6/1/31	64	17
Federal National Mortgage Association,
5.00%, 6/25/35	760	761
Inv FI IO
4.73%, 2/17/31	(h)308	31
5.60%, 10/25/28	(h)297	16
IO
3.34%, 3/25/36	4,410	143
6.00%, 8/25/32 - 11/25/32	818	58
6.50%, 2/25/33 - 5/25/33	1,410	275
7.00%, 4/25/33	510	84
8.00%, 4/1/24 - 12/1/31	448	116
9.00%, 11/1/26	28	7
IO PAC
8.00%, 8/18/27	26	5
Government National Mortgage Association,
Inv Fl IO
4.76%, 9/16/31	(h)59	6
5.13%, 12/16/25 - 9/16/27	(h)563	74
5.78%, 8/16/29	(h)360	49
5.96%, 9/20/30	(h)67	8
		2,080
Collateralized Mortgage Obligations — Non Agency Collateral Series (6.8%)
Banc of America Commercial Mortgage, Inc.,
5.66%	(h)(o)1,450	1,434
5.69%	(h)(o)900	896
5.75%	(h)(o)1,625	1,619
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(c)(h)1,575	1,568

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Citigroup Commercial Mortgage Trust,
5.70%	$ (h)(o)1,225	$1,218
Commercial Mortgage Pass Through Certificates,
5.82%	(h)(o)1,150	1,152
Countrywide Alternative Loan Trust,
IO
0.91%, 9/25/35	7,871	204
2.17%, 3/20/46	4,588	202
2.40%, 12/20/46	14,388	699
2.56%, 2/25/37	5,133	221
2.83%, 2/20/47	8,607	418
2.86%, 3/20/47	12,494	647
3.68%, 12/20/35	(e)(h)4,919	168
3.91%, 12/20/35	(e)(h)6,603	259
4.15%, 8/25/46	(h)3,612	160
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	6,126	212
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)1,775	1,776
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)3,323	96
3.60%, 5/19/35	(h)4,696	132
3.93%, 3/19/37	(h)4,402	174
4.06%, 7/19/46	(h)7,907	319
PO
3/19/37	4	3
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)3,181	104
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	725	706
5.82%	(h)(o)1,850	1,852
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)1,250	1,264
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	500	487
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	900	870
5.90%, 2/15/51	(h)950	959
Washington Mutual, Inc.,
IO
0.62%, 9/25/46	45,065	470
		20,289
Finance (7.0%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,185	1,246
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	790	787
AXA Financial, Inc.,
6.50%, 4/1/08	230	230
Bank of America Corp.,
5.75%, 12/1/17	545	565
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	235	237
Bear Stearns Co., Inc. (The),
6.40%, 10/2/17	450	445
7.25%, 2/1/18	355	367
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)435	276
6.30%, 5/10/17	(e)180	108
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)555	464
CIT Group, Inc.,
4.75%, 8/15/08	215	198
Citigroup, Inc.,
5.88%, 5/29/37	340	296
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)380	373
Credit Suisse/New York,
6.00%, 2/15/18	800	800
Equitable Resources, Inc.,
6.50%, 4/1/18	85	86
Farmers Exchange Capital,
7.05%, 7/15/28	(e)165	152
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)475	502
General Electric Capital Corp.,
4.25%, 12/1/10	(c)230	236
4.75%, 9/15/14	(c)60	61
5.88%, 2/15/12	50	53
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	600	600
6.75%, 10/1/37	590	551
HSBC Finance Corp.,
4.13%, 12/15/08	100	100
5.88%, 2/1/09	290	292
6.38%, 10/15/11	570	586
6.75%, 5/15/11	235	244
8.00%, 7/15/10	150	159
Huntington National Bank (The),
4.38%, 1/15/10	250	247
iStar Financial, Inc.,
3.34%, 3/9/10	(h)705	558
JPMorgan Chase & Co.,
6.00%, 2/15/09	635	645
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	350	317
6.50%, 7/19/17	450	428
6.88%, 7/17/37	740	643
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)400	403
MBNA Corp.,
3.53%, 5/5/08	(h)615	615

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Nationwide Building Society,
4.25%, 2/1/10	$ (e)615	$630
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	265	267
Popular North American, Inc.,
5.65%, 4/15/09	310	308
Prudential Financial, Inc.,
6.63%, 12/1/37	225	223
Sovereign Bancorp, Inc.,
2.83%, 3/23/10	(h)935	896
Two-Rock Pass Through Trust,
4.04%	(e)(h)(o)315	126
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(e)(h)985	984
Wachovia Capital Trust III,
5.80%	(h)(o)1,125	802
Washington Mutual Preferred Funding, LLC,
6.67%	(e)(h)(o)300	162
Washington Mutual, Inc.,
8.25%, 4/1/10	(c)664	578
Wells Fargo & Co.,
5.63%, 12/11/17	640	656
World Financial Properties,
6.91%, 9/1/13	(e)125	120
6.95%, 9/1/13	(e)508	492
Xlliac Global Funding,
4.80%, 8/10/10	(e)630	631
		20,745
Industrials (6.1%)
America West Airlines, Inc.,
7.10%, 4/2/21	566	563
Amgen, Inc.,
5.85%, 6/1/17	135	135
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	290	292
AT&T Corp.,
8.00%, 11/15/31	205	240
AT&T, Inc.,
6.15%, 9/15/34	250	241
6.30%, 1/15/38	655	636
Biogen Idec, Inc.,
6.88%, 3/1/18	360	364
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	215	194
7.13%, 6/15/12	520	520
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	260	265
Comcast Cable Communications, Inc.,
7.13%, 6/15/13	175	186
Comcast Cable Communications, LLC,
6.75%, 1/30/11	(c)265	276
ConAgra Foods, Inc.,
7.00%, 10/1/28	120	122
8.25%, 9/15/30	(c)285	328
Consumers Energy Co.,
4.80%, 2/17/09	380	383
Cooper Industries, Inc.,
5.25%, 11/15/12	295	306
CVS/Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	275	284
6.04%, 12/10/28	(e)578	553
DaimlerChrysler N.A. Holding Corp.,
8.50%, 1/18/31	265	304
FBG Finance Ltd.,
5.13%, 6/15/15	(e)490	486
Federated Department Stores, Inc.,
6.63%, 9/1/08	(c)120	121
France Telecom S.A.,
8.50%, 3/1/31	505	627
General Electric Co.,
5.25%, 12/6/17	1,405	1,406
Hewlett Packard Co.,
5.50%, 3/1/18	140	144
Home Depot, Inc.,
2.93%, 12/16/09	(h)710	677
5.40%, 3/1/16	345	325
Honeywell International, Inc.,
5.30%, 3/1/18	185	190
ICI Wilmington, Inc.,
4.38%, 12/1/08	300	302
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	440	449
Kroger Co. (The),
5.00%, 4/15/13	(c)150	151
LG Electronics, Inc.,
5.00%, 6/17/10	(e)210	208
Marathon Oil Corp.,
5.90%, 3/15/18	195	196
6.00%, 10/1/17	255	259
Medco Health Solutions, Inc.,
7.13%, 3/15/18	270	277
Miller Brewing Co.,
4.25%, 8/15/08	(e)475	477
Sprint Capital Corp.,
8.75%, 3/15/32	325	275
Systems 2001 Asset Trust, LLC,
6.66%, 9/15/13	(e)334	334
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	650	639
Telefonica Europe B.V.,
8.25%, 9/15/30	525	615
Textron Financial Corp.,
5.13%, 2/3/11	550	572
Time Warner, Inc.,
3.30%, 11/13/09	(h)895	857
UnitedHealth Group, Inc.,
6.00%, 2/15/18	330	324

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Valero Energy Corp.,
3.50%, 4/1/09	$345	$343
Verizon Communications, Inc.,
5.50%, 2/15/18	430	420
Viacom, Inc.,
6.88%, 4/30/36	475	459
Weatherford International Ltd.,
6.00%, 3/15/18	(c)190	191
Wyeth,
5.45%, 4/1/17	190	194
5.50%, 2/15/16	70	71
Yum! Brands, Inc.,
8.88%, 4/15/11	380	419
		18,200
Mortgages — Other (22.5%)
American Home Mortgage Assets,
2.72%, 3/25/47	(h)1,812	1,382
2.83%, 9/25/46	(h)1,084	664
2.86%, 10/25/46	(h)1,972	1,233
2.90%, 6/25/47	(h)943	463
2.92%, 10/25/46	(h)1,043	521
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(h)3,812	2,580
Banc of America Funding Corp.,
2.89%, 9/20/35	(h)333	222
Bear Stearns Mortgage Funding Trust,
2.74%, 8/25/36	(h)1,812	1,373
2.76%, 12/25/36	(h)1,902	1,448
2.77%, 3/25/37	(h)1,665	1,191
2.78%, 10/25/36	(h)1,649	1,250
2.80%, 9/25/36	(h)1,932	1,469
2.85%, 7/25/36	(h)1,136	669
Countrywide Alternative Loan Trust,
2.76%, 7/25/46	(h)305	273
2.77%, 5/25/47	(h)1,875	1,426
2.80%, 11/20/35	(h)261	241
2.82%, 3/20/47	(h)802	385
2.84%, 12/20/46	(h)997	482
2.85%, 3/20/46 - 10/25/46	(h)2,523	1,649
2.89%, 6/25/47	(h)1,350	1,023
2.92%, 11/20/35	(h)628	439
2.93%, 12/20/35	(h)1,656	1,109
5.78%, 2/25/36	(h)783	509
Deutsche ALT-A Securities, Inc. Alternate Loan Trust,
2.75%, 2/25/47	(h)1,962	1,361
5.16%, 2/25/47	(h)768	422
Deutsche ALT-A Securities, Inc. NIM Trust,
6.75%, 2/25/47	(e)352	344
Downey Savings & Loan Association Mortgage Loan Trust,
2.70%, 4/19/38	(h)1,514	1,142
2.76%, 10/19/36	(h)1,583	1,204
5.27%, 4/19/46	(h)995	746
Gemsco Mortgage Pass Through Certificates,
8.70%, 11/25/10	(d)(k)1	1
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	(h)1,942	1,475
2.78%, 1/25/37	(h)1,410	1,252
2.92%, 3/25/36	(h)824	512
3.01%, 9/25/46	(h)600	281
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)108	107
GSR Mortgage Loan Trust,
2.86%, 8/25/46	(h)1,914	1,235
Harborview Mortgage Loan Trust,
2.65%, 1/19/38	(h)341	321
2.69%, 3/19/37	(h)2,016	1,528
2.71%, 3/19/38	(h)1,416	1,075
2.74%, 11/19/36	(h)1,725	1,315
2.75%, 1/19/38	(h)1,964	1,496
2.76%, 9/19/36 - 3/19/38	(h)1,828	1,287
2.79%, 7/19/46	(h)893	560
2.81%, 10/19/37	(h)893	551
2.84%, 11/19/36	(h)1,671	1,136
2.85%, 7/21/36 - 7/19/45	(h)1,709	1,119
2.94%, 11/19/35	(h)469	320
3.26%, 1/19/36	(h)394	161
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)130	129
Indymac Index Mortgage Loan Trust,
2.72%, 7/25/46	(h)1,254	1,201
2.81%, 11/25/36	(h)1,465	1,114
2.82%, 4/25/46	(h)1,651	1,253
Lehman XS Trust,
3.00%, 11/25/46	(h)450	193
3.01%, 8/25/46	(h)776	334
Luminent Mortgage Trust,
2.80%, 10/25/46	(h)1,026	782
2.83%, 5/25/46	(h)720	463
2.84%, 4/25/36	(h)626	475
2.96%, 7/25/36	(h)398	172
Mastr Adjustable Rate Mortgages Trust,
2.85%, 4/25/46	(h)627	392
3.00%, 1/25/47	(h)700	155
3.45%, 5/25/47	(h)400	68
3.70%, 5/25/47	(h)900	178
Residential Accredit Loans, Inc.,
2.76%, 3/25/47	(h)2,680	2,199
2.79%, 12/25/36	(h)1,553	1,176
2.80%, 6/25/37	(h)823	621
2.86%, 2/25/46 - 5/25/47	(h)1,526	974
2.87%, 2/25/46	(h)303	211
2.90%, 6/25/37	(h)870	439
3.00%, 10/25/45	(h)1,248	839
Structured Asset Mortgage Investments, Inc.,
2.79%, 2/25/36	(h)247	184

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages — Other (cont’d)
2.80%, 10/25/36	$ (h)1,778	$1,353
2.83%, 7/25/36 - 8/25/36	(h)4,291	2,660
2.87%, 4/25/36	(h)1,002	642
Washington Mutual Alternative Mortgage Pass-Through Certificates,
2.89%, 11/25/46	(h)604	304
5.27%, 4/25/46	(h)857	625
5.29%, 8/25/46	(h)1,002	732
Washington Mutual, Inc.,
2.83%, 7/25/47	(h)2,576	1,605
2.85%, 11/25/45 - 12/25/45	(h)378	360
2.86%, 10/25/45	(h)87	86
2.89%, 8/25/45	(h)39	38
2.95%, 6/25/46	(h)300	178
5.27%, 5/25/46	(h)675	372
Zuni Mortgage Loan Trust,
2.73%, 8/25/36	(h)544	516
		65,975
U.S. Treasury Securities (5.5%)
U.S. Treasury Bonds,
5.38%, 2/15/31	(c)6,650	7,693
6.13%, 8/15/29	(c)7,000	8,767
		16,460
Utilities (1.5%)
Appalachian Power Co.,
5.65%, 8/15/12	150	154
Arizona Public Service Co.,
5.80%, 6/30/14	500	491
Carolina Power & Light Co.,
5.13%, 9/15/13	340	357
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	135	126
7.88%, 4/1/13	85	95
Consolidated Natural Gas Co.,
6.25%, 11/1/11	175	185
Detroit Edison Co.,
6.13%, 10/1/10	295	313
Entergy Gulf States, Inc.,
3.48%, 12/1/09	(h)155	152
3.60%, 6/1/08	320	319
NiSource Finance Corp.,
3.66%, 11/23/09	(h)240	233
Ohio Edison Co.,
6.40%, 7/15/16	225	232
Ohio Power Co.,
6.00%, 6/1/16	460	463
Peco Energy Co.,
5.35%, 3/1/18	230	234
Plains All American Pipeline, LP,
6.70%, 5/15/36	465	450
Public Service Electric & Gas Co.,
5.00%, 1/1/13	230	236
Texas Eastern Transmission, LP,
7.00%, 7/15/32	280	299
		4,339
Total Fixed Income Securities (Cost $377,790)		348,697

	Shares
Preferred Stock (0.1%)
Mortgage — Other (0.1%)
Home Ownership Funding Corp.,
13.33% (Cost $457)	(e)2,975	456
Short-Term Investments (12.8%)
Securities held as Collateral on Loaned Securities (3.6%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class
	(p)2,956,355	2,956

	Face
	Amount
	(000)
Short-Term Debt (2.6%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)263	263
Bancaja,
4.04%, 11/12/08	(h)131	131
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)131	131
BASF AG,
3.89%, 8/19/08	(h)131	131
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)525	525
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)263	263
CIT Group Holdings,
3.97%, 5/19/08	(h)473	473
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	1,825	1,825
First Tennessee Bank,
2.84%, 8/15/08	(h)131	131
2.85%, 8/15/08	(h)525	525
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)131	131
HSBC Finance Corp.,
3.10%, 8/5/08	(h)131	131
IBM Corp.,
3.09%, 9/8/08	(h)525	525
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)263	263
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)394	394
National Bank of Canada,
3.11%, 4/2/08	(h)525	525
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)525	525

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt (cont’d)
Nationwide Building Society,
2.75%, 7/28/08	$ (h)305	$305
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)183	183
3.09%, 8/8/08	(h)289	289
		7,669
		10,625

Shares
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)21,674,952	21,675

	Face
	Amount
	(000)
U.S. Treasury Securities (1.9%)
U.S. Treasury Bills,
0.73%, 4/10/08	$ (j)(r)705	705
1.02%, 8/21/08	(c)5,000	4,972
		5,677
Total Short-Term Investments (Cost $37,981)		37,977
Total Investments (130.1%) (Cost $416,228) — Including $22,297 of Securities Loaned		387,130
Liabilities in Excess of Other Assets (-30.1%)		(89,644)
Net Assets (100%)		$297,486

(c)	All or a portion of security on loan at March 31, 2008.
(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $1,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
PO	Principal Only
PAC	Planned Amortization Class
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar CME	16	$3,909	Jun-08	$103
EuroDollar CME	18	4,406	Sep-08	123
EuroDollar CME	19	4,647	Dec-08	128
EuroDollar CME	21	5,135	Mar-09	143
EuroDollar CME	23	5,614	Jun-09	117
U.S. Treasury 5 yr. Note	361	41,239	Jun-08	565
Short:
EuroDollar CME	17	4,141	Sep-09	(86)
EuroDollar CME	14	3,400	Dec-09	(64)
EuroDollar CME	10	2,424	Mar-10	(42)
EuroDollar CME	4	968	Jun-10	(15)
EuroDollar CME	2	483	Sep-10	(7)
EuroDollar CME	1	241	Dec-10	(3)
U.S. Treasury 2 yr. Note	8	1,717	Jun-08	(4)
U.S. Treasury 10 yr. Note	453	53,886	Jun-08	(1,485)
U.S. Treasury Long Bond	85	10,098	Jun-08	(230)
				$(757)

CME       Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$275	0.70%	3/20/13	$(3)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	180	0.82	3/20/18	(3)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	300	1.03	3/20/18	7
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	90	1.08	3/20/18	3
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	270	1.12	3/20/18	9
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	220	0.80	3/20/18	13
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	380	1.18	3/20/13	(2)
Yum! Brands, 8.88%, 4/15/11
Citigroup	Buy	195	0.82	3/20/18	2
Eaton Corp., 7.65%, 11/15/29
Citigroup	Buy	340	0.62	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11
Citigroup	Buy	275	0.72	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11
Citigroup	Buy	1,500	0.43	3/20/12	30
Tyco International Ltd., Zero Coupon, 11/17/20
Credit Suisse	Buy	450	1.00	3/20/15	2
Arrow Electronics, Inc., 6.88%, 6/1/2015
Credit Suisse	Buy	385	1.06	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	355	3.05	3/20/13	(4)
AvalonBay Communities, Inc., 6.13%, 11/1/12
Goldman Sachs	Buy	735	0.59	3/20/13	(2)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	780	0.22	3/20/12	14
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Buy	245	0.47	3/20/18	3
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	390	0.60	12/20/12	(3)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	760	0.80	12/20/17	(3)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Buy	200	0.97	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	150	0.33	3/20/13	1
Eli Lilly Co., 6.57%, 1/1/15
Goldman Sachs	Buy	510	0.15	12/20/11	47
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,050	0.16	12/20/11	97
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	205	3.33	3/20/13	2
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	265	1.08	3/20/18	10
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	130	1.24	3/20/18	3
Sealed Air Corp., 5.63%, 7/15/13

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Buy	$420	1.05%	3/20/13	$9
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	1,550	0.10	3/20/12	28
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	1,600	0.12	12/20/11	70
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
JPMorgan Chase	Sell	1,595	0.60	12/20/12	(5)
Dow Jones CDX North America Investment Grade Index, Series 9
JPMorgan Chase	Buy	120	0.60	3/20/13	1
Eaton Corp., 7.65%, 11/15/29
JPMorgan Chase	Buy	220	1.07	3/20/18	4
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	220	1.15	3/20/18	3
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	200	0.58	3/20/13	@—
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	255	0.63	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	1,300	0.65	3/20/11	(6)
Tyco International Ltd., 2.75%, 1/15/18
Lehman Brothers	Sell	1,145	0.60	12/20/11	(20)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Buy	245	0.45	3/20/18	3
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	175	0.46	3/20/18	2
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	800	0.20	12/20/11	9
Union Pacific Corp., 6.13%, 1/15/12
Merrill Lynch	Buy	210	1.50	3/20/18	(2)
Carnival Corp., 6.55%, 1/15/28
Merrill Lynch	Buy	385	1.57	3/20/18	(6)
Carnival Corp., 6.55%, 1/15/28
Merrill Lynch	Buy	145	1.60	3/20/18	(2)
Carnival Corp., 6.55%, 1/15/28
Merrill Lynch	Buy	275	0.92	3/20/18	@—
Eaton Corp., 7.65%, 11/15/29
UBS	Buy	600	0.30	3/20/13	4
Eli Lilly Co., 6.57%, 1/1/15
UBS	Buy	170	1.73	3/20/18	4
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	170	1.78	3/20/13	2
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	225	1.00	3/20/13	5
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	150	1.01	3/20/13	4
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	385	1.06	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11
					$329

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$21,785	$286
	3 Month LIBOR	Pay	5.59	2/19/18	10,745	229
	3 Month LIBOR	Receive	5.82	2/12/23	27,980	(280)
	3 Month LIBOR	Receive	6.03	2/19/23	13,870	(225)
Citigroup	3 Month LIBOR	Pay	5.33	5/22/17	7,800	937
	3 Month LIBOR	Pay	5.37	5/23/17	7,800	958
	3 Month LIBOR	Pay	5.34	5/24/17	6,800	818
	3 Month LIBOR	Pay	5.24	9/27/17	5,000	487
	3 Month LIBOR	Receive	5.29	9/28/17	6,000	(608)
	3 Month LIBOR	Receive	5.00	11/13/17	2,000	(184)
	3 Month LIBOR	Receive	4.73	12/27/17	4,275	(286)
	3 Month LIBOR	Pay	4.47	1/10/18	4,000	132
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	17,600	2,189
	3 Month LIBOR	Pay	5.43	5/29/17	12,075	1,538
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	10,875	218
	3 Month LIBOR	Pay	5.63	2/28/18	21,380	481
	3 Month LIBOR	Receive	6.04	2/25/23	27,435	(448)
	3 Month LIBOR	Receive	5.96	2/27/23	13,955	(198)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	7,800	960
	3 Month LIBOR	Pay	5.34	5/24/17	4,550	549
	3 Month LIBOR	Pay	5.45	5/29/17	11,425	1,473
	3 Month LIBOR	Pay	5.44	8/20/17	2,300	266
	3 Month LIBOR	Pay	5.09	9/11/17	10,800	926
	3 Month LIBOR	Receive	5.23	9/27/17	5,100	(495)
	3 Month LIBOR	Receive	5.30	9/28/17	5,550	(568)
	3 Month LIBOR	Pay	5.25	10/11/17	5,500	619
	3 Month LIBOR	Receive	5.01	11/13/17	3,000	(280)
	3 Month LIBOR	Pay	4.48	1/8/18	3,500	117
	3 Month LIBOR	Pay	4.24	1/22/18	3,475	(47)
	3 Month LIBOR	Receive	4.52	2/19/18	3,500	(129)
	3 Month LIBOR	Receive	4.62	2/22/18	4,500	(208)
						$9,227

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (120.8%)
Agency Adjustable Rate Mortgages (4.4%)
Federal Home Loan Mortgage Corp.,
5.31%, 4/1/37	$10,510	$10,693
5.61%, 3/1/37	10,962	11,138
5.70%, 1/1/37	15,087	15,410
5.83%, 10/1/36	11,772	12,039
Federal National Mortgage Association,
4.73%, 6/1/36	10,605	10,664
6.76%, 5/1/36	13,219	13,527
6.80%, 7/1/36	12,699	13,008
6.81%, 4/1/36 - 8/1/36	10,370	10,620
Government National Mortgage Association,
5.13%, 10/20/25 - 12/20/27	1,424	1,423
5.63%, 7/20/25 - 9/20/27	930	936
6.38%, 1/20/25 - 1/20/28	8,488	8,696
		108,154
Agency Fixed Rate Mortgages (45.9%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 10/1/10 - 11/1/20	1,017	1,206
10.50%, 8/1/09 - 10/1/20	197	223
11.00%, 12/1/10 - 9/1/20	248	284
11.25%, 10/1/11 - 12/1/15	115	128
11.50%, 1/1/11 - 12/1/11	2	2
11.75%, 4/1/19	7	8
12.00%, 10/1/09 - 2/1/15	9	10
13.00%, 6/1/19	3	3
14.75%, 3/1/10	1	1
Gold Pools:
5.50%, 1/1/37 - 10/1/37	123,977	125,333
6.00%, 12/1/36 - 8/1/37	60,183	61,799
6.50%, 3/1/16 - 8/1/33	1,457	1,526
7.00%, 2/1/28 - 7/1/32	1,801	1,912
7.50%, 8/1/17 - 10/1/32	10,045	10,860
8.00%, 11/1/25 - 12/1/31	2,917	3,168
8.50%, 3/1/20 - 8/1/31	6,108	6,782
9.00%, 7/1/17	427	468
9.50%, 1/1/21 - 12/1/22	455	506
10.00%, 6/1/17 - 3/1/21	343	408
10.50%, 11/1/15 - 4/1/21	147	168
April TBA
5.00%, 4/15/38	(i)92,900	91,985
5.50%, 4/15/37	(i)136,050	137,389
6.00%, 4/1/37	(i)127,450	130,696
6.50%, 4/15/37	(i)31,200	32,365
Federal National Mortgage Association,
Conventional Pools:
5.00%, 4/1/36 - 11/1/37	34,108	33,790
5.50%, 6/1/35 - 8/1/37	816	825
6.50%, 11/1/23 - 1/1/34	23,831	24,871
7.00%, 11/1/13 - 4/1/36	48,458	51,453
7.50%, 11/1/22 - 8/1/37	33,886	36,364
8.00%, 2/1/12 - 10/1/32	18,164	19,710
8.50%, 1/1/15 - 5/1/32	15,973	17,621
9.00%, 12/1/08 - 1/1/22	688	751
9.50%, 11/1/13 - 4/1/30	3,975	4,405
10.00%, 9/1/10 - 10/1/25	694	809
10.50%, 5/1/12 - 7/1/25	559	661
11.00%, 7/1/20 - 11/1/20	80	93
11.50%, 1/1/13 - 2/1/20	154	182
12.00%, 11/1/15	166	190
12.50%, 9/1/15 - 2/1/16	18	22
April TBA
4.50%, 4/25/23	(i)49,300	49,038
5.00%, 4/25/23 - 4/25/38	(i)81,950	82,048
5.50%, 4/25/37	(i)132,700	133,965
6.50%, 4/25/38	(i)27,950	28,950
7.00%, 4/25/38	(i)24,350	25,560
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21 - 11/15/24	1,794	1,970
9.50%, 8/15/09 - 12/15/19	1,636	1,816
10.00%, 11/15/09 - 1/15/26	11,163	13,379
10.50%, 9/15/15 - 4/15/25	1,263	1,526
11.00%, 12/15/09 - 2/15/25	2,690	3,177
11.50%, 4/15/13 - 4/20/19	80	96
12.00%, 3/15/11 - 11/15/19	1,360	1,624
12.50%, 6/15/10	5	6
		1,142,132
Asset Backed Corporates (12.9%)
ACE Securities Corp.,
2.92%, 5/25/34	(h)1,861	1,563
American Express Credit Account Master Trust,
2.82%, 10/15/12	(h)13,950	13,706
Argent Securities, Inc.,
2.65%, 10/25/36	(h)8,823	8,626
Bear Stearns Asset Backed Securities, Inc.,
2.70%, 1/25/37	(h)7,718	6,900
2.80%, 9/25/34	(h)253	252
2.82%, 3/25/35	(h)773	770
Capital Auto Receivables Asset Trust,
2.83%, 11/15/11	(h)14,725	14,523
2.88%, 7/15/10 - 5/15/11	(h)37,625	37,270
Capital One Multi-Asset Execution Trust,
5.75%, 7/15/20	13,450	12,845
Carrington Mortgage Loan Trust,
2.72%, 2/25/37	(h)7,508	7,079
Citibank Credit Card Issuance Trust,
2.59%, 3/22/12	(h)15,075	14,816
Citicorp Residential Mortgage Securities, Inc.,
2.68%, 9/25/36	(h)41	40
Citigroup Mortgage Loan Trust, Inc.,
2.67%, 1/25/37	(h)9,812	9,151
3.01%, 10/25/34	(h)34	32
Conti Mortgage Home Equity Loan Trust,
8.10%, 8/15/25	85	78

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Countrywide Asset Backed Certificates,
2.75%, 5/25/36	$ (h)2,391	$2,356
First Franklin Mortgage Loan Asset Backed Certificates,
2.65%, 7/25/36	(h)5,135	4,969
2.67%, 2/25/36	(h)1,833	1,816
2.72%, 10/25/35	(h)609	606
Ford Credit Auto Owner Trust,
2.83%, 4/15/10	(h)24,207	24,130
Fremont Home Loan Owner Trust,
2.65%, 10/25/36	(h)9,753	9,404
GSAMP Trust,
2.67%, 1/25/37	(h)6,880	6,430
2.72%, 3/25/47	(h)11,884	11,057
Lehman XS Trust,
2.90%, 2/25/46	(h)7,887	4,987
Long Beach Mortgage Loan Trust,
2.69%, 1/25/46	(h)2	2
MBNA Master Credit Card Trust USA,
5.90%, 8/15/11	19,530	20,029
7.80%, 10/15/12	15,505	16,734
Nationstar Home Equity Loan Trust,
2.67%, 9/25/36	(h)30	29
Novastar Home Equity Loan,
2.67%, 11/25/36	(h)25	25
RAAC Series,
2.70%, 9/25/45	(h)422	420
Residential Asset Mortgage Products, Inc.,
2.67%, 8/25/36	(h)7,917	7,705
2.69%, 10/25/36	(h)6,373	6,078
Securitized Asset Backed Receivables LLC Trust,
2.68%, 11/25/36	(h)10,494	9,591
2.71%, 2/25/37	(h)6,884	6,098
2.73%, 5/25/37	(h)11,147	10,448
SLM Student Loan Trust,
3.32%, 10/27/14	(h)13,627	13,562
Soundview Home Equity Loan Trust,
2.71%, 2/25/37	(h)11,816	11,023
Structured Asset Investment Loan Trust,
2.67%, 3/25/36	(h)3	3
Structured Asset Securities Corp.,
2.69%, 2/25/37	(h)9,408	9,066
Terwin Mortgage Trust,
2.71%, 4/25/37	(e)(h)2,992	2,955
TXU Electric Delivery Transition Bond Co. LLC,
4.81%, 11/17/14	3,115	3,192
Washington Mutual Asset Backed Certificates,
2.71%, 4/25/37	(h)10,402	9,627
		319,993
Collateralized Mortgage Obligations — Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO REMIC
4.68%, 8/15/30	189	18
IO
6.00%, 5/1/31	6,028	1,185
7.50%, 12/1/29	345	101
8.00%, 1/1/28 - 6/1/31	2,404	633
Federal National Mortgage Association,
Inv Fl IO
3.79%, 7/25/34	7,318	602
5.59%, 10/25/28	4,733	261
5.78%, 10/18/30	2,203	226
5.89%, 7/25/30	3,671	466
Inv Fl IO REMIC
47.98%, 9/25/20	46	81
59.63%, 9/25/22	83	128
IO
2.97%, 8/25/34	136,342	4,415
3.34%, 3/25/36	51,149	1,656
6.50%, 9/1/29 - 2/1/32	7,315	1,563
7.00%, 4/1/32	4,552	1,188
8.00%, 4/1/24 - 12/1/31	8,040	2,076
8.50%, 10/1/25	250	74
9.00%, 11/1/26	396	103
IO PAC REMIC
6.00%, 8/25/32 - 7/25/33	4,058	646
6.50%, 2/25/33 - 6/25/33	15,398	3,023
8.00%, 9/18/27	1,343	251
Government National Mortgage Association,
Inv Fl IO
5.33%, 5/16/31	5,782	774
5.38%, 8/16/31	1,943	232
5.78%, 8/16/29	296	44
		19,746
Collateralized Mortgage Obligations — Non Agency Collateral Series (12.9%)
Banc of America Commercial Mortgage, Inc.,
5.41%, 9/10/47	9,470	9,322
5.49%, 2/10/51	10,300	10,011
5.66%, 6/10/49	(h)15,000	14,839
5.69%, 4/10/49	(h)8,525	8,482
5.75%, 2/10/51	(h)13,800	13,753
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(c)(h)7,925	7,889
Bear Stearns Structured Products, Inc.,
IO
1.37%, 3/27/36	(e)90,435	181
2.11%, 6/26/36	(e)203,429	2,543
2.22%, 5/27/36	(e)133,582	1,002
2.29%, 1/27/37	(e)165,710	1,823
2.43%, 1/27/37	164,223	2,053
3.18%, 4/25/37	(e)245,381	6,135
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49	(h)11,950	11,884
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.89%, 11/15/44	(h)10,650	10,641
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	(h)11,975	11,995

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Collateralized Mortgage Obligation — Non Agency Collateral Series (cont’d)
Countrywide Alternative Loan Trust,
Zero Coupon, 2/24/47 - 5/25/47	$ (e)196,930	$4,463
IO
2.18%, 3/20/46	52,586	2,311
2.40%, 12/20/46	121,334	5,899
2.56%, 2/25/37	60,046	2,589
2.86%, 3/20/47	104,065	5,388
3.68%, 12/20/35	(e)(h)53,033	1,814
3.91%, 12/20/35	(e)(h)77,006	3,020
Credit Suisse Mortgage Capital Certificates,
5.72%, 6/15/39	(h)10,815	10,761
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	72,897	2,520
Greenwich Capital Commercial Funding Corp.,
5.74%, 12/10/49	(c)7,350	7,272
GS Mortgage Securities Corp.,
IO
4.01%, 8/25/35	(e)(h)21,921	582
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)16,125	16,135
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)41,800	1,207
3.60%, 5/19/35	(h)52,983	1,495
3.93%, 3/19/37	(h)49,822	1,964
PO
3/19/37	43	33
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)37,423	1,229
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	10,700	10,414
5.75%, 2/12/49	(h)13,400	13,334
5.82%, 6/15/49	(h)15,650	15,667
Kidder Peabody Mortgage Assets Trust,
IO
9.50%, 4/22/18	3	1
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)10,575	10,690
Lehman Brothers-UBS Commercial Mortgage Trust,
5.16%, 2/15/31	9,525	9,291
5.43%, 2/15/40	7,425	7,224
5.86%, 7/15/40	(h)11,500	11,492
5.87%, 9/15/45	(h)13,975	13,953
Residential Accredit Loans, Inc.,
Zero Coupon, 3/25/47 - 5/25/47	(e)257,147	6,370
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	7,725	7,463
5.68%, 5/15/46	(c)12,000	11,836
5.74%, 6/15/49	(h)10,575	10,500
5.90%, 2/15/51	(h)10,550	10,655
		320,125
Finance (6.5%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)9,957	10,471
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	2,415	2,399
AXA Financial, Inc.,
6.50%, 4/1/08	5,450	5,450
Bank of America Corp.,
5.75%, 12/1/17	4,725	4,899
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	1,865	1,880
Bear Stearns Cos., Inc. (The),
5.55%, 1/22/17	(c)4,265	3,814
7.25%, 2/1/18	2,620	2,712
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)3,680	2,333
6.30%, 5/10/17	(e)1,495	898
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)4,980	4,163
Citigroup, Inc.,
5.88%, 5/29/37	2,815	2,453
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)3,040	2,981
Credit Suisse (NY),
6.00%, 2/15/18	6,580	6,576
Farmers Exchange Capital,
7.05%, 7/15/28	(e)100	92
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)6,970	7,374
General Electric Capital Corp.,
4.25%, 12/1/10	(c)2,180	2,236
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	4,920	4,922
6.75%, 10/1/37	4,765	4,447
HSBC Finance Corp.,
4.13%, 12/15/08	10	10
5.88%, 2/1/09	9,960	10,037
6.38%, 10/15/11	60	62
6.75%, 5/15/11	735	763
8.00%, 7/15/10	1,100	1,161
JPMorgan Chase & Co.,
6.00%, 2/15/09	7,660	7,780
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	2,775	2,511
6.50%, 7/19/17	3,645	3,467
6.88%, 7/17/37	6,060	5,269
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)4,615	4,650
MBNA Corp.,
3.53%, 5/5/08	(c)(h)4,775	4,779
MetLife, Inc.,
6.13%, 12/1/11	45	48
Nationwide Building Society,
4.25%, 2/1/10	(e)5,000	5,119

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	$3,015	$3,033
Prudential Financial, Inc.,
6.63%, 12/1/37	1,840	1,823
SLM Corp.,
4.00%, 1/15/10	(c)3,595	3,023
Two-Rock Pass Through Trust,
6.44%	(e)(h)(o)2,930	1,172
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(e)(h)8,220	8,213
Wachovia Capital Trust Ill,
5.80%	(h)(o)9,055	6,456
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	25	20
Washington Mutual Preferred Funding LLC,
6.67%	(e)(h)(o)1,300	703
Washington Mutual, Inc.,
8.25%, 4/1/10	5,330	4,639
Wells Fargo & Co.,
5.63%, 12/11/17	5,230	5,359
World Financial Properties,
6.91%, 9/1/13	(e)1,003	959
6.95%, 9/1/13	(e)6,330	6,129
Xlliac Global Funding,
4.80%, 8/10/10	(e)5,360	5,370
		162,655
Industrials (7.3%)
America West Airlines, Inc.,
7.10%, 4/2/21	43	43
Amgen, Inc.,
5.85%, 6/1/17	1,085	1,086
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	2,330	2,347
ArvinMeritor, Inc.,
8.75%, 3/1/12	(c)2,915	2,682
AT&T Corp.,
8.00%, 11/15/31	(c)5,300	6,211
AT&T, Inc.,
6.15%, 9/15/34	3,110	2,997
Biogen Idec, Inc.,
6.88%, 3/1/18	2,910	2,945
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	1,605	1,451
7.13%, 6/15/12	4,680	4,676
Comcast Cable Communications LLC,
6.75%, 1/30/11	(c)2,515	2,616
7.13%, 6/15/13	1,000	1,064
ConAgra Foods, Inc.,
7.00%, 10/1/28	1,505	1,529
8.25%, 9/15/30	1,920	2,212
Consumers Energy Co.,
4.00%, 5/15/10	1,410	1,413
4.80%, 2/17/09	2,100	2,114
Cooper Industries, Inc.,
5.25%, 11/15/12	3,490	3,621
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	2,275	2,348
CVS Lease Pass Through,
6.04%, 12/10/28	(e)4,826	4,610
Daimler Finance North America LLC,
7.20%, 9/1/09	25	26
8.50%, 1/18/31	2,320	2,659
Delhaize America, Inc.,
9.00%, 4/15/31	4,841	5,842
Echostar DBS Corp.,
6.38%, 10/1/11	4,850	4,668
6.63%, 10/1/14	545	497
FBG Finance Ltd.,
5.13%, 6/15/15	(e)3,825	3,795
Fiserv, Inc.,
6.80%, 11/20/17	3,620	3,747
France Telecom S.A.,
8.50%, 3/1/31	4,130	5,131
General Electric Co.,
5.25%, 12/6/17	12,215	12,221
Hewlett-Packard Co.,
5.50%, 3/1/18	1,135	1,165
Home Depot, Inc. (The),
2.93%, 12/16/09	(h)5,975	5,700
5.40%, 3/1/16	2,815	2,650
Honeywell International, Inc.,
5.30%, 3/1/18	1,495	1,535
Hospira, Inc.,
3.18%, 3/30/10	(h)5,425	5,279
Husky Oil Co.,
8.90%, 8/15/28	(h)2,210	2,243
ICI Wilmington, Inc.,
4.38%, 12/1/08	2,040	2,051
Interpublic Group of Cos. Inc.,
6.25%, 11/15/14	2,365	1,919
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	3,560	3,634
Kroger Co. (The),
6.40%, 8/15/17	1,080	1,142
LG Electronics, Inc.,
5.00%, 6/17/10	(e)2,765	2,739
Macy’s Retail Holdings, Inc.,
6.63%, 9/1/08	1,080	1,085
Marathon Oil Corp.,
5.90%, 3/15/18	1,565	1,576
6.00%, 10/1/17	2,040	2,073
Medco Health Solutions, Inc.,
7.13%, 3/15/18	2,160	2,217
MGM Mirage,
6.00%, 10/1/09	(c)2,075	2,070
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,885	3,901

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	$2,540	$2,457
Sprint Capital Corp.,
8.75%, 3/15/32	2,655	2,248
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)4,936	4,936
Telecom Italia Capital S.A.,
4.00%, 11/15/08 - 1/15/10	5,345	5,246
Telefonica Europe B.V.,
8.25%, 9/15/30	(c)4,380	5,129
Time Warner, Inc.,
3.30%, 11/13/09	(h)7,390	7,079
Union Pacific Corp.,
5.45%, 1/31/13	6,135	6,320
UnitedHealth Group, Inc.,
6.00%, 2/15/18	3,500	3,435
Verizon Communications, Inc.,
5.50%, 2/15/18	3,470	3,386
Verizon New England, Inc.,
6.50%, 9/15/11	2,100	2,196
Viacom, Inc.,
6.88%, 4/30/36	3,720	3,593
Weatherford International Ltd.,
6.00%, 3/15/18	(c)1,530	1,541
Wyeth,
5.45%, 4/1/17	1,510	1,541
5.50%, 2/15/16	595	608
Yum! Brands, Inc.,
8.88%, 4/15/11	3,140	3,463
		180,708
Mortgages — Other (23.1%)
American Express Co.,
9.63%, 12/1/12	(d)(k)19	19
American Home Mortgage Assets,
2.72%, 3/25/47	(h)13,985	10,663
2.79%, 10/25/46 - 6/25/47	(h)38,630	29,391
2.83%, 5/25/46 - 9/25/46	(h)18,603	11,609
2.84%, 6/25/47	(h)3,253	2,141
2.90%, 6/25/47	(h)8,211	4,034
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(h)30,284	21,510
American Housing Trust,
9.55%, 9/25/20	27	27
Banc of America Funding Corp.,
2.89%, 9/20/35	(h)3,671	2,454
Bear Stearns Mortgage Funding Trust,
2.77%, 3/25/37	(h)9,700	6,938
2.80%, 9/25/36	(h)90	68
2.81%, 12/25/36	(h)16,248	12,384
2.85%, 7/25/36	(h)11,906	7,013
Bear Stearns Structured Products, Inc.,
6.50%, 3/27/36 - 5/27/36	(e)459	455
Countrywide Alternative Loan Trust,
2.69%, 5/20/46	(h)38	34
2.77%, 5/25/47	(h)15,745	11,973
2.79%, 10/25/46	(h)15,508	11,715
2.80%, 11/20/35	(h)2,892	2,677
2.81%, 5/20/46	(h)13,320	8,325
2.83%, 11/20/35 - 6/25/47	(h)26,284	16,855
2.84%, 12/20/46	(h)8,373	4,050
2.87%, 7/25/46	(h)81	52
2.90%, 5/25/47	(h)4,227	2,039
3.10%, 6/25/47	(h)8,419	4,041
5.78%, 2/25/36	(h)13,671	8,886
Countrywide Home Loan Mortgage Pass Through Trust,
2.87%, 4/25/46	(h)6,820	4,273
2.90%, 4/25/46	(h)60	38
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.75%, 2/25/47	(h)16,718	11,595
5.16%, 2/25/47	(h)6,431	3,537
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)1,984	1,943
Downey Savings & Loan Association Mortgage Loan Trust,
2.76%, 11/19/37	(h)13,013	9,898
5.27%, 4/19/47	(h)8,553	6,415
Federal Home Loan Mortgage Corp.,
3.27%, 10/15/36	(h)5,202	5,045
PAC
9.50%, 4/15/20	3	3
Federal National Mortgage Association,
Conventional Pool:
7.00%, 9/25/32	2,978	3,157
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	(h)13,594	10,322
2.92%, 3/25/36	(h)10,160	6,315
GSR Mortgage Loan Trust,
2.79%, 8/25/46	(h)106	81
2.86%, 8/25/46	(h)14,837	9,569
Harborview Mortgage Loan Trust,
2.65%, 1/19/38	(h)2,817	2,654
2.69%, 4/19/38	(h)10,133	7,682
2.71%, 3/19/38	(h)11,240	8,535
2.74%, 11/19/36	(h)18,850	14,369
2.75%, 1/19/38	(h)15,932	12,131
2.76%, 10/19/37 - 3/19/38	(h)17,785	12,298
2.77%, 11/19/36	(h)14,331	10,935
2.79%, 7/19/46	(h)9,377	5,879
2.80%, 11/19/36 - 3/19/37	(h)5,009	3,020
2.81%, 10/19/37	(h)11,384	7,018
2.85%, 8/21/36	(h)12,008	7,749
2.90%, 1/19/36	(h)43	28
2.94%, 11/19/35	(h)5,157	3,518
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)1,136	1,127
Indymac Index Mortgage Loan Trust,
2.70%, 2/25/37	(h)11,340	9,789
2.72%, 7/25/46	(h)13,002	12,445

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

		Face Amount	Value
		(000)	(000)
Mortgages — Other (cont’d)
2.81%, 11/25/36	$	(h)16,145	$12,274
2.85%, 6/25/47		(h)87	55
2.88%, 7/25/35		(h)2,794	2,019
2.98%, 10/25/36		(h)6,801	4,659
Luminent Mortgage Trust,
2.80%, 10/25/46		(h)12,595	9,593
2.82%, 12/25/36		(h)16,591	10,390
2.84%, 4/25/36		(h)7,053	5,357
2.88%, 2/25/46		(h)60	39
Mastr Adjustable Rate Mortgages Trust,
2.71%, 5/25/47		(h)3,186	3,124
2.85%, 4/25/46		(h)49	31
5.27%, 4/25/46		(h)3,467	1,560
Mid-State Trust,
8.33%, 4/1/30		68	72
Pelican Homestead Savings Association,
9.36%, (expired maturity)		(d)(k)18	18
Residential Accredit Loans, Inc.,
2.74%, 3/25/37		(h)12,589	9,608
2.76%, 2/25/37 - 3/25/47		(h)38,058	30,537
2.79%, 12/25/36		(h)14,093	10,673
2.80%, 5/25/47		(h)27,351	20,617
2.83%, 6/25/46		(h)1,533	961
2.86%, 2/25/46		(h)3,683	2,410
2.87%, 2/25/46		(h)3,162	2,206
Ryland Acceptance Corp. IV,
6.65%, 7/1/11		156	156
Structured Adjustable Rate Mortgage Loan Trust,
2.90%, 9/25/34		(h)946	865
Structured Asset Mortgage Investments, Inc.,
2.79%, 2/25/36		(h)4,565	3,411
2.80%, 10/25/36		(h)83	63
2.83%, 8/25/36 - 7/25/46		(h)24,485	15,194
2.86%, 5/25/46		(h)4,185	2,629
2.87%, 4/25/36		(h)12,015	7,694
2.88%, 7/25/46		(h)9,275	4,672
Washington Mutual Alternative Mortgage Pass Through Certificates,
2.79%, 7/25/46		(h)475	363
2.80%, 12/25/46		(h)11,633	7,008
2.89%, 11/25/46		(h)6,276	3,156
2.90%, 10/25/46		(h)8,675	4,230
5.27%, 4/25/46		(h)9,896	7,224
5.29%, 8/25/46		(h)10,021	7,315
Washington Mutual, Inc.,
2.85%, 11/25/45 - 12/25/45		(h)4,666	4,427
2.86%, 10/25/45		(h)966	955
2.87%, 4/25/45		(h)40	27
2.89%, 8/25/45		(h)421	415
2.96%, 7/25/45		(h)28	20
5.27%, 5/25/46		(h)5,966	3,281
Zuni Mortgage Loan Trust,
2.73%, 8/25/36		(h)5,747	5,452
			575,481
Sovereign (1.7%)
Government of Argentina,
8.28%, 12/31/33		(d)4,202	2,910
Government of Japan,
1.00%, 6/15/09	JPY	3,020,000	30,457
United Mexican States,
9.50%, 12/18/14	MXN	75,635	7,901
			41,268
U.S. Treasury Securities (3.2%)
U.S. Treasury Bonds,
4.50%, 2/15/36	$	(c)34,250	35,392
5.38%, 2/15/31		(c)38,800	44,887
			80,279
Utilities (2.1%)
Appalachian Power Co.,
5.65%, 8/15/12		1,395	1,436
Arizona Public Service Co.,
5.80%, 6/30/14		3,935	3,863
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37		1,130	1,057
7.88%, 4/1/13		730	812
Colorado Interstate Gas Co.,
6.80%, 11/15/15		3,030	3,139
Consolidated Natural Gas Co.,
6.25%, 11/1/11		1,760	1,861
Detroit Edison Co.,
6.13%, 10/1/10		2,590	2,745
Entergy Gulf States, Inc.,
3.48%, 12/1/09		(h)1,995	1,953
3.60%, 6/1/08		1,705	1,701
3.74%, 12/8/08		(e)(h)4,225	4,237
Equitable Resources, Inc.,
6.50%, 4/1/18		1,985	1,999
Kinder Morgan Finance Co.,
5.70%, 1/5/16		(c)3,970	3,781
NiSource Finance Corp.,
3.66%, 11/23/09		(h)2,785	2,704
7.88%, 11/15/10		3,590	3,905
Ohio Edison Co.,
6.40%, 7/15/16		2,370	2,446
Ohio Power Co.,
6.00%, 6/1/16		3,605	3,627
Peco Energy Co.,
5.35%, 3/1/18		1,830	1,859
Plains All American Pipeline LP,
6.70%, 5/15/36		3,635	3,516
Public Service Electric & Gas Co.,
5.00%, 1/1/13		20	21
Texas Eastern Transmission LP,
7.00%, 7/15/32		2,295	2,453

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Utilities (cont’d)
Union Electric Co.,
6.40%, 6/15/17	$3,495	$3,679
		52,794
Total Fixed Income Securities (Cost $3,270,691)		3,003,335

	Shares
Preferred Stocks (0.5%)
Mortgages — Other (0.5%)
Harborview NIM Corp.,	(e)4,959,963	1,607
Home Ownership Funding Corp., 13.33%	(e)64,625	9,905
Total Preferred Stocks (Cost $12,753)		11,512
Short-Term Investments (9.7%)
Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)22,854,194	22,854

	Face Amount
	(000)
Short-Term Debt (2.4%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)2,030	2,030
Bancaja,
4.04%, 11/12/08	(h)1,015	1,015
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)1,015	1,015
BASF AG,
3.89%, 8/19/08	(h)1,015	1,015
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)4,059	4,059
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)2,030	2,030
CIT Group Holdings,
3.97%, 5/19/08	(h)3,653	3,653
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	14,104	14,104
First Tennessee Bank,
2.84%, 8/15/08	(h)1,015	1,015
2.85%, 8/15/08	(h)4,059	4,059
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)1,015	1,015
HSBC Finance Corp.,
3.10%, 8/5/08	(h)1,015	1,015
IBM Corp.,
3.09%, 9/8/08	(h)4,059	4,059
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)2,030	2,030
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)3,045	3,045
National Bank of Canada,
3.11%, 4/2/08	(h)4,059	4,059
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)4,059	4,059
Nationwide Building Society,
2.75%, 7/28/08	(h)2,354	2,354
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)2,233	2,233
3.09%, 8/8/08	(h)1,421	1,421
		59,285
		82,139

Shares
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(p)151,789,913	151,790

	Face Amount
	(000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (c)(j)(r)7,850	7,848
Total Short-Term Investments (Cost $241,774)		241,777
Total Investments (131.0%) (Cost $3,525,218) — Including $106,380 of Securities Loaned		3,256,624
Liabilities in Excess of Other Assets (-31.0%)		(770,393)
Net Assets (100%)		$2,486,231

(c)	All or a portion of security on loan at March 31, 2008.
(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $2,947,000 of fair valued securities, representing 0.12% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
JPY	Japanese Yen
MXN	Mexican Peso
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	19,754	$31,136	5/14/08	USD	28,773	$28,773	$(2,363)

EUR	— Euro
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
EuroDollar CME	232	$56,683	Jun-08	$1,720
EuroDollar CME	262	64,128	Sep-08	2,054
EuroDollar CME	257	62,862	Dec-08	1,986
EuroDollar CME	322	78,741	Mar-09	2,504
EuroDollar CME	354	86,403	Jun-09	1,803
U.S. Treasury 5 yr. Note	3,017	344,645	Jun-08	4,718
U.S. Treasury Long Bond	3	356	Jun-08	(3)

Short:
EuroDollar CME	253	61,621	Sep-09	(1,272)
EuroDollar CME	214	51,973	Dec-09	(978)
EuroDollar CME	245	59,379	Mar-10	(1,039)
EuroDollar CME	193	46,670	Jun-10	(746)
EuroDollar CME	169	40,778	Sep-10	(592)
EuroDollar CME	142	34,188	Dec-10	(448)
U.S. Treasury 2 yr. Note	1,415	303,739	Jun-08	(249)
U.S. Treasury 10 yr. Note	3,941	468,794	Jun-08	(13,201)
U.S. Treasury Long Bond	144	17,107	Jun-08	(2)
10 yr. Swap	150	17,271	Jun-08	(420)
				$(4,165)

CME — Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$2,215	0.70%	3/20/13	$(22)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	1,425	0.82	3/20/18	(26)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	2,200	1.03	3/20/18	51
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	700	1.08	3/20/18	26
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	2,200	1.12	3/20/18	74
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	1,785	0.80	3/20/18	108
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	7,950	1.19	03/20/12	(100)
The Gap, Inc., 8.80%, 12/15/08
Bank of America	Buy	2,475	1.25	3/20/13	(25)
Yum! Brands, Inc., 8.88%, 4/15/11
Citigroup	Buy	1,560	0.82	3/20/18	13
Eaton Corp., 7.65%, 11/15/29

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup	Buy	$2,755	0.62%	3/20/13	$20
Textron Financial Corp., 7.65%, 11/5/29
Citigroup	Buy	2,195	0.72	3/20/13	6
Textron Financial Corp., 7.65%, 11/5/29
Citigroup	Buy	8,000	0.43	03/20/12	160
Tyco International Ltd., Zero Coupon, 11/17/20
Credit Suisse	Buy	3,615	1.00	3/20/15	18
Arrow Electronics, Inc., 6.88%, 6/1/18
Goldman Sachs	Buy	1,065	0.50	3/20/18	8
American Standard, Inc., 7.63%, 2/15/10
Goldman Sachs	Buy	2,840	3.05	11/1/12	(29)
AvalonBay Communities, Inc., 6.13%, 11/1/12
Goldman Sachs	Buy	1,680	1.57	3/20/18	(25)
Carnival Corp., 6.65%, 1/15/28
Goldman Sachs	Buy	5,960	0.59	3/20/13	(13)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	6,650	0.22	03/20/12	119
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Buy	53,000	0.75	12/20/11	4,235
Dow Jones CDX North America Investment Grade High Volatility Index, Series 7
Goldman Sachs	Sell	3,140	0.60	12/20/12	(28)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	6,180	0.80	12/20/17	(24)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	31,245	1.40	12/20/12	(612)
Dow Jones CDX North America Investment Grade High Volatility Index, Series 9
Goldman Sachs	Buy	1,600	0.97	3/20/18	(7)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	1,195	0.33	3/20/13	6
Eli Lilly Co., 6.57%, 1/1/16
Goldman Sachs	Buy	1,700	0.47	3/20/18	18
Goodrich Corp., 7.63%, 12/15/12
Goldman Sachs	Buy	4,240	0.15	12/20/11	393
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	8,800	0.16	12/20/11	815
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,660	3.33	3/20/13	12
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	2,095	1.08	3/20/18	76
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	1,015	1.24	3/20/18	25
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	3,050	1.05	3/20/13	68
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	13,200	0.10	03/20/12	239
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	13,000	0.12	12/20/11	568
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	7,800	0.80	03/20/11	(66)
Tyco International Ltd., 6.38%, 10/15/11
JPMorgan Chase	Sell	13,005	0.60	12/20/12	(40)
Dow Jones CDX North America Investment Grade Index, Series 9

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	Buy	$965	0.60%	3/20/13	$8
Eaton Corp., 7.65%, 11/15/29
JPMorgan Chase	Buy	1,770	1.07	3/20/18	36
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	1,770	1.15	3/20/18	25
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	1,500	0.58	3/20/13	(5)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	2,075	0.63	3/20/13	(13)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	1,745	4.95	3/20/13	(199)
SLM Corp., 5.13%, 8/27/12
JPMorgan Chase	Buy	5,390	0.65	03/20/11	(33)
Tyco International Ltd., 2.75%, 1/15/18
Lehman Brothers	Sell	9,285	0.60	12/20/12	(162)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Buy	1,955	0.45	3/20/18	24
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	1,400	0.46	3/20/18	16
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	6,500	0.20	12/20/11	74
Union Pacific Corp., 6.13%, 1/15/12
Merrill Lynch	Buy	2,465	1.50	3/20/18	(22)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	1,390	1.57	3/20/18	(20)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	920	1.60	3/20/18	(12)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	2,215	0.92	3/20/18	@—
Eaton Corp., 7.65%, 11/15/29
Merrill Lynch	Buy	1,745	5.00	3/20/13	(196)
SLM Corp., 5.13%, 8/27/12
UBS	Buy	3,330	0.50	3/20/13	24
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	3,495	0.60	3/20/18	25
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	4,880	0.30	3/20/13	30
Eli Lilly Co., 6.57%, 1/1/16
UBS	Buy	2,740	1.73	3/20/18	55
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	2,740	1.78	3/20/13	32
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	2,120	1.00	3/20/13	51
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	1,065	1.01	3/20/13	26
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	3,110	1.06	3/20/13	(10)
Textron Financial Corp., 5.13%, 2/3/11
					$5,795

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$177,355	$2,330
	3 Month LIBOR	Pay	5.59	2/19/18	87,430	1,862
	3 Month LIBOR	Receive	5.82	2/12/23	227,815	(2,285)
	3 Month LIBOR	Receive	6.03	2/19/23	112,840	(1,828)
Citigroup	3 Month LIBOR	Pay	5.33	5/22/17	38,500	4,623
	3 Month LIBOR	Pay	5.37	5/23/17	65,500	8,045
	3 Month LIBOR	Pay	5.41	5/25/17	26,200	3,312
	3 Month LIBOR	Pay	5.44	5/29/17	33,500	4,299
	3 Month LIBOR	Receive	5.29	9/28/17	45,000	(4,561)
	3 Month LIBOR	Receive	5.00	11/13/17	15,000	(1,378)
	3 Month LIBOR	Receive	4.73	12/27/17	35,600	(2,384)
	3 Month LIBOR	Pay	4.47	1/10/18	32,000	1,055
Deutsche Bank	3 Month LIBOR	Pay	5.35	5/24/17	75,500	9,152
	3 Month LIBOR	Pay	5.39	5/25/17	95,775	11,913
	3 Month LIBOR	Pay	5.43	5/29/17	101,350	12,911
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	88,355	1,775
	3 Month LIBOR	Pay	5.63	2/28/18	174,355	3,923
	3 Month LIBOR	Receive	6.04	2/25/23	223,685	(3,651)
	3 Month LIBOR	Receive	5.96	2/27/23	113,395	(1,607)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	22,700	2,794
	3 Month LIBOR	Pay	5.34	5/24/17	50,000	6,024
	3 Month LIBOR	Pay	5.09	9/11/17	88,500	7,591
	3 Month LIBOR	Pay	5.16	9/20/17	37,000	3,413
	3 Month LIBOR	Receive	5.23	9/27/17	46,000	(4,464)
	3 Month LIBOR	Receive	5.30	9/28/17	47,000	(4,808)
	3 Month LIBOR	Pay	5.25	10/11/17	44,000	4,949
	3 Month LIBOR	Receive	5.01	11/13/17	25,000	(2,337)
	3 Month LIBOR	Pay	4.48	1/8/18	33,000	1,098
	3 Month LIBOR	Pay	4.24	1/22/18	27,625	(371)
	3 Month LIBOR	Receive	4.52	2/19/18	33,000	(1,218)
	3 Month LIBOR	Receive	4.62	2/22/18	34,500	(1,598)
Lehman Brothers	3 Month LIBOR	Pay	5.34	5/24/17	24,500	2,944
	3 Month LIBOR	Pay	5.40	5/25/17	25,000	3,139
						$64,662

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Core Plus Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

High Yield Portfolio

		Face Amount	Value
		(000)	(000)
Fixed Income Securities (95.9%)
Broadcasting (1.0%)
Lin Television Corp.,
6.50%, 5/15/13		$1,045	$975
Univision Communications, Inc., PIK,
9.75%, 3/15/15		(c)(e)710	433
			1,408
Cable (4.3%)
Cablevision Systems Corp.,
9.65%, 4/1/09		(h)1,550	1,546
Charter Communications Holdings I LLC,
11.00%, 10/1/15		(c)652	456
Charter Communications Holdings II LLC,
10.25%, 9/15/10		485	444
DirecTV Holdings LLC/Direct TV Financing Co.,
6.38%, 6/15/15		120	113
Echostar DBS Corp.,
6.38%, 10/1/11		1,605	1,545
Intelsat Corp.,
9.00%, 8/15/14		307	311
Intelsat Subsidiary Holding Co., Ltd.,
8.63%, 1/15/15		(c)1,345	1,362
Virgin Media Finance plc,
8.75%, 4/15/14		(c)230	208
9.13%, 8/15/16		(c)145	130
			6,115
Chemicals (6.1%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14		(c)1,805	1,584
Innophos Holdings, Inc.,
9.50%, 4/15/12		(e)600	564
Innophos, Inc.,
8.88%, 8/15/14		1,050	1,024
Koppers, Inc.,
9.88%, 10/15/13		490	517
Koppers Industry, Inc.,
Zero Coupon, 11/15/14		(g)1,155	1,008
Nalco Co.,
7.75%, 11/15/11		975	992
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	700	1,028
Terra Capital, Inc.,
7.00%, 2/1/17		$1,080	1,070
Westlake Chemical Corp.,
6.63%, 1/15/16		1,130	994
			8,781
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.4%) Bear Stearns Structured Products, Inc.,
IO
2.11%, 6/26/36		(e)14,703	184
2.29%, 1/27/37		(e)14,688	161
2.43%, 1/27/37		(e)20,247	253
3.18%, 5/25/37		18,399	460
Countrywide Alternative Loan Trust,
13.50%, 2/25/47		(e)11,616	244
Harborview NIM Corp.,
3.15%, 12/15/36		(e)(h)709	230
Residential Accredit Loans, Inc.,
IO
Zero Coupon, 3/25/47 - 5/25/47		(e)18,702	464
			1,996
Consumer Products (1.6%)
Jarden Corp.,
7.50%, 5/1/17		(c)1,375	1,210
Oxford Industries, Inc.,
8.88%, 6/1/11		1,145	1,094
			2,304
Diversified Media (3.9%)
CanWest MediaWorks, Inc.,
8.00%, 9/15/12		1,552	1,482
Dex Media West LLC/Dex Media Finance Co.,
9.88%, 8/15/13		1,030	899
Idearc, Inc.,
8.00%, 11/15/16		2,760	1,801
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		750	608
Valassis Communications, Inc.,
8.25%, 3/1/15		(c)1,010	836
			5,626
Energy (8.1%)
Chaparral Energy, Inc.,
8.50%, 12/1/15		1,505	1,317
8.88%, 2/1/17		(c)240	209
Chesapeake Energy Corp.,
6.63%, 1/15/16		(c)1,025	1,010
7.50%, 9/15/13		560	580
Cie Generale de Geophysique S.A.,
7.50%, 5/15/15		(c)760	775
Cimarex Energy Co.,
7.13%, 5/1/17		330	329
Helix Energy Solutions Group, Inc.,
9.50%, 1/15/16		(e)835	839
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15		(e)1,765	1,663
Kinder Morgan Finance Co. ULC,
5.70%, 1/5/16		(c)1,315	1,253
Massey Energy Co.,
6.88%, 12/15/13		1,540	1,498
OPTI Canada, Inc.,
8.25%, 12/15/14		1,425	1,418

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

		Face
		Amount	Value
		(000)	(000)
Energy (cont’d)
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14		$665	$704
			11,595
Financial (2.4%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12		(e)2,650	1,681
6.30%, 5/10/17		(e)120	72
GrafTech Finance, Inc.,
10.25%, 2/15/12		254	264
Realogy Corp.,
10.50%, 4/15/14		(c)1,085	735
Washington Mutual Preferred Funding LLC,
9.75%		(e)(h)(o)800	613
			3,365
Food & Drug (3.5%)
CA FM Lease Trust,
8.50%, 7/15/17		(e)929	1,068
Delhaize America, Inc.,
9.00%, 4/15/31		772	932
Rite Aid Corp.,
8.13%, 5/1/10		(c)1,715	1,681
SUPERVALU, Inc.,
7.50%, 5/15/12 - 11/15/14		1,295	1,321
			5,002
Food & Tobacco (3.7%)
Constellations Brands, Inc.,
7.25%, 5/15/17		825	804
Michael Foods, Inc.,
8.00%, 11/15/13		1,170	1,147
Pilgrim’s Pride Corp.,
7.63%, 5/1/15		1,890	1,829
Smithfield Foods, Inc.,
7.00%, 8/1/11		(c)160	158
7.75%, 5/15/13		520	517
8.00%, 10/15/09		(c)885	903
			5,358
Forest Products (5.9%)
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13		965	989
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	520	786
Georgia Pacific Corp.,
7.13%, 1/15/17	$	(e)1,110	1,032
Glatfelter,
7.13%, 5/1/16		205	202
Graham Packaging Co., Inc.,
8.50%, 10/15/12		(c)615	557
9.88%, 10/15/14		(c)910	769
Graphic Packaging International Corp.,
9.50%, 8/15/13		(c)1,745	1,684
Owens-Illinois, Inc.,
7.35%, 5/15/08		60	60
7.50%, 5/15/10		(c)2,280	2,343
			8,422
Gaming & Leisure (5.7%)
Harrah’s Operating Co., Inc.,
5.38%, 12/15/13		(c)2,735	1,778
Host Hotels & Resorts LP,
6.38%, 3/15/15		(c)1,700	1,590
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14		(c)2,620	1,880
Las Vegas Sands Corp.,
6.38%, 2/15/15		1,340	1,189
Station Casinos, Inc.,
6.00%, 4/1/12		(c)970	800
6.88%, 3/1/16		(c)1,580	928
			8,165
Health Care (11.2%)
Community Health Systems, Inc.,
8.88%, 7/15/15		770	777
DaVita, Inc.,
6.63%, 3/15/13		1,170	1,141
Fisher Scientific International, Inc.,
6.13%, 7/1/15		885	883
FMC Finance III S.A.,
6.88%, 7/15/17		(c)1,420	1,427
Fresenius Medical Care Capital Trust,
7.38%, 6/15/11	EUR	450	728
7.88%, 6/15/11		$465	485
HCA, Inc.,
5.75%, 3/15/14		625	519
6.25%, 2/15/13		2,215	1,938
6.50%, 2/15/16		565	479
9.13%, 11/15/14		210	217
Ivacare Corp.,
9.75%, 2/15/15		235	237
LVB Acquisition Merger Sub, Inc., PIK,
10.38%, 10/15/17		(e)460	479
Medco Health Solutions, Inc.,
7.13%, 3/15/18		525	539
National Mentor Holdings, Inc.,
11.25%, 7/1/14		975	1,004
Omnicare, Inc.,
6.75%, 12/15/13		(c)1,615	1,449
Sun Healthcare Group, Inc.,
9.13%, 4/15/15		(c)775	752
Tenet Healthcare Corp.,
7.38%, 2/1/13		1,735	1,557
9.88%, 7/1/14		425	413

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount		Value
	(000)		(000)
Health Care (cont’d)
Warner Chilcott Corp.,
8.75%, 2/1/15	$945		$950
			15,974
Housing (1.0%)
Nortek, Inc.,
8.50%, 9/1/14	(c)1,780		1,326
Pulte Homes, Inc.,
6.38%, 5/15/33	160		126
			1,452
Information Technology (3.1%)
Freescale Semiconductor, Inc.,
10.13%, 12/15/16	(c)1,650		1,122
Iron Mountain, Inc.,
8.63%, 4/1/13	1,585		1,608
SunGard Data Systems, Inc.,
9.13%, 8/15/13	990		1,005
Vangent, Inc.,
9.63%, 2/15/15	775		626
			4,361
Manufacturing (2.3%)
Baldor Electric Co.,
8.63%, 2/15/17	460		458
Johnsondiversey, Inc.,
9.63%, 5/15/12	(c)1,695		1,678
9.63%, 5/15/12	EUR	55	81
Propex Fabrics, Inc.,
10.00%, 12/1/12	$ (b)1,210		151
RBS Global Inc./Rexnord Corp.,
8.88%, 9/1/16	1,000		890
			3,258
Metals (1.1%)
Foundation PA Coal Co.,
7.25%, 8/1/14	(c)575		572
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	910		968
			1,540
Mortgages - Other (1.7%)
American Home Mortgage Assets,
2.90%, 6/25/47	(h)589		289
2.91%, 10/25/46	(h)538		268
Countrywide Alternative Loan Trust,
2.82%, 3/20/47	(h)645		310
3.11%, 10/25/46	(h)600		60
3.30%, 2/25/36	(h)448		190
Greenpoint Mortgage Funding Trust,
3.01%, 9/25/46	(h)425		199
Harborview Mortgage Loan Trust,
3.15%, 8/21/36	(h)575		115
3.26%, 1/19/36	(h)935		382
Lehman XS Trust,
3.60%, 3/25/47	(h)1,000		306
Luminent Mortgage Trust,
2.96%, 7/25/36	(h)722		312
			2,431
Retail (1.8%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	(c)1,145		1,139
Phillips - Van Heusen Corp.,
7.25%, 2/15/11	1,400		1,400
			2,539
Services (1.5%)
Allied Waste North America, Inc.,
6.38%, 4/15/11	1,460		1,444
Aramark Corp.,
6.74%, 2/1/15	(h)85		75
8.50%, 2/1/15	(c)175		176
Aramark Services, Inc.,
5.00%, 6/1/12	(c)595		521
			2,216
Sovereign (0.7%)
Mexican Bonos,
9.50%, 12/18/14	MXN	9,120	953
Telecommunications (3.9%)
Axtel SAB de CV,
11.00%, 12/15/13	$ (c)938		1,022
Citizens Communications Co.,
6.25%, 1/15/13	535		487
Esprit Telecom Group plc,
10.88%, 6/15/08	(b)(d)(k)965		—
11.00%, 6/15/08	EUR	(b)(d)(k)2,608	—
Exodus Communications, Inc.,
11.63%, 7/15/10	$ (b)(c)(d)(k)3,885		—
Nordic Telephonen Co. Holdings A.p.S.,
8.88%, 5/1/16	(e)465		453
Qwest Communications International, Inc.,
9.06%, 2/15/09	(h)1,007		1,002
Qwest Corp.,
5.63%, 11/15/08	355		355
Rhythms Netconnections, Inc.,
12.75%, 4/15/09	(b)(d)(k)433		—
13.88%, 5/15/08	(b)(d)(k)12,869		—
14.00%, 2/15/10	(b)(d)(k)11,487		—
TDC A/S,
6.50%, 4/19/12	EUR	380	572
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(c)(e)1,170	1,199
Windstream Corp.,
8.13%, 8/1/13	490		484
			5,574
Transportation (8.8%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	1,440		1,325

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Transportation (cont’d)
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	$555	$441
CHC Helicopter Corp.,
7.38%, 5/1/14	2,080	2,083
Ford Motor Credit Co.,
7.25%, 10/25/11	1,875	1,541
Ford Motor Credit Co. LLC,
7.00%, 10/1/13	2,955	2,308
General Motors Acceptance Corp.,
6.88%, 9/15/11 - 8/28/12	2,510	1,920
General Motors Corp.,
8.38%, 7/15/33	(c)1,370	973
Sonic Automotive, Inc.,
8.63%, 8/15/13	(c)1,410	1,311
United Auto Group, Inc.,
7.75%, 12/15/16	(c)790	687
		12,589
Utilities (9.5%)
AES Corp. (The),
7.75%, 3/1/14	525	531
8.88%, 2/15/11	243	256
9.38%, 9/15/10	396	421
Dynegy Holdings, Inc.,
7.75%, 6/1/19	1,100	1,034
Equitable Resources, Inc.,
6.50%, 4/1/18	435	438
Intergen N.V.,
9.00%, 6/30/17	(e)1,125	1,181
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	640	651
8.63%, 11/14/11	730	772
NRG Energy, Inc.,
7.38%, 1/15/17	1,200	1,170
Ormat Funding Corp.,
8.25%, 12/30/20	1,458	1,472
Reliant Energy, Inc.,
7.88%, 6/15/17	(c)1,035	1,035
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15	(c)(e)2,280	2,283
Williams Cos., Inc.,
7.88%, 9/1/21	2,160	2,352
		13,596
Wireless Communications (1.7%)
American Tower Corp.,
7.13%, 10/15/12	355	365
7.50%, 5/1/12	1,475	1,515
Rural Cellular Corp.,
8.25%, 3/15/12	500	515
		2,395
Total Fixed Income Securities (Cost $173,456)		137,015
Bank Loans (1.5%)
Consumer Products (0.2%)
Bausch & Lomb, Inc.,
Zero Coupon, 4/26/15	25	24
5.95%, 4/26/15	225	218
Energy (0.7%)
Sandridge Energy,
8.63%,4/1/15	970	959
Information Technology (0.6%)
First Data Corp.,
5.35%, 9/24/14	975	880
5.45%, 9/24/14	70	63
Total Bank Loans (Cost $2,234)		2,144

	Shares
Common Stocks (0.0%)
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)7,617	@—
XO Holdings, Inc.	(a)(c)6,978	9
		9
Utilities (0.0%)
PNM Resources, Inc.	(a)854	11
Total Common Stocks (Cost $10,800)		20

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)(c)13,962	1
XO Holdings, Inc., Series B, expiring 1/16/10	(a)(c)10,470	1
XO Holdings, Inc., Series C, expiring 1/16/10	(a)(c)10,471	@—
		2
Utilities (0.0%)
SW Acquisition, LP, expiring 4/1/11	(a)(d)(k)1	—

Total Warrants (Cost $@—)		2

Shares
Short-Term Investments (22.0%)
Securities held as Collateral on Loaned Securities (19.8%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)7,889,150	7,889

Face
Amount
(000)
Short-Term Debt (14.3%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)701	701

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt (cont’d)
Bancaja,
4.04%, 11/12/08	$ (h)350	$350
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)350	350
BASF AG,
3.89%, 8/19/08	(h)350	350
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)1,401	1,401
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)701	701
CIT Group Holdings,
3.97%, 5/19/08	(h)1,261	1,261
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	4,869	4,869
First Tennessee Bank,
2.84%, 8/15/08	(h)350	350
2.85%, 8/15/08	(h)1,401	1,401
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)350	350
HSBC Finance Corp.,
3.10%, 8/5/08	(h)350	350
IBM Corp.,
3.09%, 9/8/08	(h)1,402	1,402
Macquarie Bank Ltd.,
2.62%, 8/20/08	(h)701	701
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)1,051	1,051
National Bank of Canada,
3.11%, 4/2/08	(h)1,401	1,401
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)1,401	1,401
Nationwide Building Society,
2.75%, 7/28/08	(h)813	813
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)771	771
3.09%, 8/8/08	(h)491	491
		20,465
		28,354

Shares
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)1,594,936	1,595

	Face
	Amount
	(000)
U.S. Treasury Security (1.1%)
U.S. Treasury Bill
0.73%, 4/10/08	$ (j)(r)1,535	1,535
		3,130
Total Short-Term Investments (Cost $31,484)		31,484
Total Investments (119.4%) (Cost $217,974) — Including $27,639 of Securities Loaned		170,665
Liabilities in Excess of Other Assets (-19.4%)		(27,743)
Net Assets (100%)		$142,922

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or a portion of security on loan at March 31, 2008.
(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held fair valued securities, each valued at less than $500,
representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2008.
(o)	Perpetual — Security does not have a predetermined maturity date.
Rate for this security is fixed for a period of time then reverts to a floating rate. The Interest rate shown is the rate in effect at March
31, 2008.
(p)	See note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market
Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
@	Face Amount/Value is less than $500.
EUR	Euro
IO	Interest Only
MXN	Mexican Peso
PIK	Payment-in-kind

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	2,111	$3,330	4/30/08	USD	3,110	$3,110	$(220)

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2yr. Note	34	$7,298	Jun-08	$40
U.S. Treasury 5yr. Note	19	2,170	Jun-08	39

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Futures Contracts: (cont’d):

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Short:
EuroDollar CME	16	$3,909	Jun-08	$(85)
EuroDollar CME	14	3,349	Sep-08	(77)
EuroDollar CME	9	2,172	Sep-10	(32)
EuroDollar CME	14	3,424	Dec-08	(75)
EuroDollar CME	11	2,690	Mar-09	(60)
EuroDollar CME	10	2,441	Jun-09	(53)
EuroDollar CME	9	2,192	Sep-09	(45)
EuroDollar CME	9	2,185	Dec-09	(41)
EuroDollar CME	12	2,908	Mar-10	(51)
EuroDollar CME	10	2,418	Jun-10	(39)
EuroDollar CME	8	1,926	Dec-10	(25)
U.S. Treasury 10yr. Note	215	25,575	Jun-08	(742)
U.S. Treasury Long Bond	39	4,633	Jun-08	(101)
				$(1,347)

CME       Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$860	1.57%	3/20/18	$(13)
Carnival Corp., 6.65%, 1/15/28
Bank of America	Buy	605	0.70	3/20/13	(6)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	415	0.82	3/20/18	(8)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	580	1.03	3/20/18	14
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	420	1.34	3/20/13	@—
Pactiv Corp., 8.13%, 6/15/17
Bank of America	Buy	690	0.80	3/20/18	42
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	280	1.08	3/20/18	10
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	400	1.12	3/20/18	13
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	365	2.25	3/20/18	3
Toll Brothers Finance Corp., 6.88%, 11/15/12

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$735	2.90%	11/15/12	$4
Toll Brothers Finance Corp., 6.88%, 11/15/12
Citigroup	Buy	1,120	0.82	3/20/18	9
Eaton Corp., 7.65%, 11/15/29
Citigroup	Buy	675	0.62	3/20/13	5
Textron Financial Corp., 7.65%, 11/15/29
Citigroup	Buy	565	0.72	3/20/13	2
Textron Financial Corp., 7.65%, 11/15/29
Credit Suisse	Buy	1,150	0.18	7/25/45	(52)
ABX HE-AAA 06-1 Index
Credit Suisse	Buy	920	1.00	3/20/15	5
Arrow Electronics, Inc., 6.88%, 6/1/18
Credit Suisse	Buy	1,165	1.11	3/20/13	(6)
Arrow Electronics, Inc., 6.88%, 6/1/18
Credit Suisse	Buy	735	1.05	3/20/13	7
Nordstrom, Inc., 6.95%, 3/15/28
Credit Suisse	Buy	1,415	1.40	3/20/13	13
Nordstrom, Inc., 6.95%, 3/15/28
Credit Suisse	Buy	1,270	1.38	3/20/13	(2)
Pactiv Corp., 8.13%, 6/15/17
Credit Suisse	Buy	630	8.10	3/20/13	(30)
PMI Group, Inc., 6.00%, 9/15/16
Deutsche Bank	Buy	755	5.00	6/20/13	(5)
Dow Jones CDX North American Investment Grade, Series 9
Deutsche Bank	Buy	740	8.15	3/20/13	(54)
MGIC Investment Corp., 6.00%, 9/15/16
Deutsche Bank	Buy	1,270	1.35	3/20/13	@—
Pactiv Corp., 8.13%, 6/15/17
Goldman Sachs	Buy	265	0.50	3/20/18	2
American Standard, Inc., 7.63%, 2/15/10
Goldman Sachs	Buy	110	0.60	3/20/18	1
American Standard, Inc., 7.63%, 2/15/10
Goldman Sachs	Buy	1,425	3.05	3/20/13	(15)
AvalonBay Communities, 6.13%, 11/1/12
Goldman Sachs	Buy	70	1.60	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28
Goldman Sachs	Buy	1,465	0.59	3/20/13	(3)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Goldman Sachs	Sell	1,620	1.40	12/20/12	15
Dow Jones CDX North American Investment Grade High Volatility Index, Series 9
Goldman Sachs	Buy	430	0.97	3/20/18	(2)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	410	0.47	3/20/18	4
Goodrich Corp., 7.63%, 12/15/12
Goldman Sachs	Buy	775	2.45	12/20/12	7
Merrill Lynch & Co., 5.00%, 1/15/15
Goldman Sachs	Buy	730	1.05	6/20/13	40
Nordstrom, Inc., 6.95%, 3/15/28
Goldman Sachs	Buy	625	3.33	3/20/13	5
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	510	1.08	3/20/18	19
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	250	1.24	3/20/18	6
Sealed Air Corp., 5.63%, 7/15/13

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Buy	$915	2.32%	3/20/18	$(47)
Simon Property Group LP, 6.35%, 8/28/12
Goldman Sachs	Buy	1,150	2.37	3/20/18	(64)
Simon Property Group LP, 6.35%, 8/28/12
Goldman Sachs	Buy	1,195	1.05	3/20/13	27
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	1,000	0.80	3/20/11	(9)
Tyco International Ltd., 6.38, 10/15/11
JPMorgan Chase	Buy	240	0.60	3/20/13	2
Eaton Corp., 7.65%, 11/15/09
JPMorgan Chase	Buy	740	2.30	3/20/13	11
Merrill Lynch & Co., 5.00%, 1/15/15
JPMorgan Chase	Buy	460	1.07	3/20/18	9
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	460	1.15	3/20/18	6
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	380	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	505	0.63	3/20/13	(3)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	1,000	0.65	3/20/11	(5)
Tyco International Ltd., 2.75%, 1/15/18
JPMorgan Chase	Buy	415	4.95	3/20/13	(47)
SLM Corp., 5.13%, 8/27/12
Lehman Brothers	Buy	1,150	0.18	7/25/45	(63)
ABX HE-AAA 06-1 Index
Lehman Brothers	Buy	160	1.04	3/20/18	1
Arrow Electronics, Inc., 6.88%, 6/1/18
Lehman Brothers	Buy	2,140	1.40	3/20/13	(1)
Arrow Electronics, Inc., 6.88%, 6/1/18
Lehman Brothers	Buy	1,305	0.64	3/20/13	(6)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Lehman Brothers	Sell	6,138	3.75	12/20/12	(288)
Dow Jones CDX North American High Yield, Series 9
Lehman Brothers	Buy	475	0.45	3/20/18	6
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	340	0.46	3/20/18	4
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	830	2.15	3/20/13	(25)
MetLife, Inc., 5.00%, 6/15/15
Merrill Lynch	Buy	840	1.50	3/20/18	(7)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	710	1.57	3/20/18	(10)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	465	1.60	3/20/18	(6)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Sell	2,615	1.40	12/20/12	74
Dow Jones CDX North American Investment Grade High Volatility Index, Series 9
Merrill Lynch	Buy	530	0.92	3/20/18	@—
Eaton Corp., 7.65%, 11/15/29
Merrill Lynch	Buy	1,395	1.25	3/20/13	(9)
Eaton Corp., 7.38%, 11/15/31
Merrill Lynch	Buy	415	5.00	3/20/13	(47)
SLM Corp., 5.13%, 8/27/12

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Amount	Notional Protection (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Merrill Lynch	Buy	$1,345	0.60%	3/20/13	$(5)
The Walt Disney Co., 5.63%, 9/15/16
Merrill Lynch	Buy	2,135	0.77	3/20/13	@—
The Walt Disney Co., 5.63%, 9/15/16
Merrill Lynch	Buy	2,135	0.77	3/20/13	(1)
The Walt Disney Co., 5.63%, 9/15/16
UBS	Buy	805	0.50	3/20/13	6
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	845	0.60	3/20/18	6
American Standard, Inc., 7.63%, 2/15/10
UBS	Buy	340	1.73	3/20/18	7
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	340	1.78	3/20/18	4
Martin Marietta Materials Inc., 6.88%, 4/1/11
UBS	Buy	715	1.00	3/20/13	17
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	485	1.01	3/20/13	12
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	1,180	1.06	3/20/13	(4)
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	1,125	2.90	3/20/13	7
Toll Brothers Finance Corp., 6.88%, 11/15/12
					$(420)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
Bank of America	3 Month LIBOR	Pay	5.55%	2/22/18	$9,925	$195
	3 Month LIBOR	Receive	5.96	2/22/23	12,665	(179)
	3 Month LIBOR	Receive	6.04	3/7/23	12,750	(209)
	3 Month LIBOR	Pay	5.64	3/7/23	9,915	224
JPMorgan Chase	3 Month LIBOR	Pay	5.43	8/20/17	13,400	1,531
	3 Month LIBOR	Pay	5.36	8/24/17	10,500	1,139
	3 Month LIBOR	Pay	4.92	12/18/17	6,800	567
	3 Month LIBOR	Pay	4.82	12/19/17	3,200	243
						$3,511

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

High Yield Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

* Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (75.1%)
Agency Adjustable Rate Mortgages (1.6%)
Federal Home Loan Mortgage Corp.,
5.31%, 4/1/37	$501	$510
5.70%, 1/1/37	844	862
Federal National Mortgage Association,
5.49%, 4/1/37	670	684
Government National Mortgage Association,
5.13%, 11/20/25 - 11/20/27	46	46
5.63%, 7/20/25 - 9/20/27	40	40
6.38%, 3/20/25 - 1/20/28	131	134
		2,276
Agency Fixed Rate Mortgages (5.9%)
Federal Home Loan Bank Discount Note,
Zero Coupon, 4/18/08	4,300	4,296
Federal Home Loan Mortgage Corp.,
Conventional Pools:
11.00%, 7/1/13	3	3
Gold Pools:
7.00%, 6/1/28 - 6/1/32	92	98
7.50%, 8/1/30 - 1/1/31	101	109
8.00%, 6/1/30 - 9/1/31	361	392
8.50%, 7/1/30 - 7/1/31	70	78
9.50%, 12/1/22	16	18
10.00%, 6/1/17	15	17
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30 - 5/1/33	353	369
7.00%, 1/1/32 - 11/1/34	1,434	1,526
7.50%, 8/1/29 - 3/1/32	712	768
8.00%, 10/1/30 - 9/1/31	121	131
8.50%, 8/1/30	6	6
9.50%, 12/1/17 - 12/1/21	334	370
10.00%, 7/1/18 - 5/1/22	11	12
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16 - 12/15/21	107	120
10.00%, 4/15/16 - 3/15/25	188	225
10.50%, 1/15/18 - 2/15/18	26	31
11.00%, 3/15/10 - 6/15/20	70	81
11.50%, 6/15/13	3	4
12.00%, 5/15/14	7	8
		8,662
Asset Backed Corporates (18.1%)
Argent Securities, Inc.,
2.65%, 10/25/36	(h)503	491
Bayview Financial Acquisition Trust,
2.79%, 11/28/36	(h)207	203
Bear Stearns Asset Backed Securities Trust,
2.70%, 1/25/37	(h)452	404
2.80%, 9/25/34	(h)18	18
Capital Auto Receivables Asset Trust,
2.88%, 7/15/10	(h)1,000	987
4.05%, 7/15/09	91	91
4.98%, 5/15/11	1,075	1,087
5.31%, 10/20/09	(e)1,250	1,258
Capital One Auto Finance Trust,
5.07%, 7/15/11	469	461
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	648	656
CIT Equipment Collateral,
5.07%, 2/20/10	600	605
Citibank Credit Card Issuance Trust,
2.59%, 3/22/12	(h)900	885
Citigroup Mortgage Loan Trust, Inc.,
2.67%, 8/25/36 - 1/25/37	(h)675	638
CNH Equipment Trust,
4.27%, 1/15/10	590	592
5.20%, 6/15/10	393	396
Credit-Based Asset Servicing & Securitization LLC,
2.66%, 6/25/36	(h)149	147
2.67%, 1/25/37	(h)737	711
Ford Credit Auto Owner Trust,
5.26%, 10/15/10	1,000	1,011
Fremont Home Loan Trust,
2.65%, 10/25/36	(h)514	496
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)365	366
4.88%, 10/22/09	(e)882	882
GS Auto Loan Trust,
5.37%, 12/15/10	840	850
GSAMP Trust,
2.67%, 6/25/36 - 1/25/37	(h)1,282	1,226
Harley-Davidson Motorcycle Trust,
2.76%, 5/15/11	434	432
3.76%, 12/17/12	402	403
4.07%, 2/15/12	989	994
4.41%, 6/15/12	1,451	1,462
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)1,325	1,310
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	762	766
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	251	251
Nationstar Home Equity Loan Trust,
2.67%, 9/25/36	(h)197	193
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	295	296
5.44%, 4/15/10	1,032	1,042
Residential Asset Mortgage Products, Inc.,
2.69%, 10/25/36	(h)359	342
Residential Asset Securities Corp.,
2.68%, 10/25/36	(h)265	257

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Securitized Asset Backed Receivables LLC Trust,
2.68%, 11/25/36	$ (h)639	$584
2.73%, 5/25/37	(h)623	584
SLM Student Loan Trust,
3.32%, 10/27/14	(h)479	476
Soundview Home Equity Loan Trust,
2.68%, 1/25/37 - 6/25/37	(h)906	860
Structured Asset Securities Corp.,
2.69%, 6/25/37	(h)631	574
Terwin Mortgage Trust,
2.71%, 4/25/37	(e)(h)224	222
3.07%, 12/25/34	(h)151	147
TXU Electric Delivery Transition Bond Co., LLC,
4.81%, 11/17/14	175	179
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	419	421
Wachovia Auto Owner Trust,
4.06%, 9/21/09	105	105
Whole Auto Loan Trust,
2.58%, 3/15/10	40	40
		26,401
Collateralized Mortgage Obligations — Agency Collateral Series (0.3%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
5.18%, 3/15/32	413	48
Federal Home Loan Mortgage Corp.,
IO
5.00%, 9/15/14	147	1
6.00%, 5/1/31	206	41
6.50%, 4/1/28 - 8/1/28	465	108
7.00%, 2/15/32	74	13
8.00%, 1/1/28 - 6/1/31	16	4
IO PAC
6.00%, 4/15/32	212	15
Federal National Mortgage Association,
Inv Fl IO
6.00%, 5/25/33	395	74
IO
6.00%, 6/25/33	213	40
6.50%, 6/1/31	133	31
7.00%, 4/25/33	252	42
8.00%, 5/1/30	9	2
9.00%, 11/1/26	30	8
IO PAC
8.00%, 8/18/27	30	6
Government National Mortgage Association,
Inv Fl IO
5.13%, 12/16/25 - 9/16/27	(h)246	32
5.18%, 5/16/32	(h)85	9
		474
Collateralized Mortgage Obligations — Non Agency Collateral Series (1.6%)
Countrywide Alternative Loan Trust,
IO
2.40%, 12/20/46	5,780	281
2.56%, 2/25/37	8,680	374
2.86%, 3/20/47	4,897	254
3.68%, 12/20/35	(e)(h)7,260	248
3.91%, 12/20/35	(e)(h)9,760	383
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)6,689	193
3.60%, 5/19/35	(h)8,045	227
3.93%, 3/19/37	(h)7,439	293
PO
3/19/37	6	5
		2,258
Finance (11.0%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)610	642
American General Finance Corp.,
4.63%, 5/15/09	755	749
AXA Financial, Inc.,
6.50%, 4/1/08	295	295
Bank of America Corp.,
3.38%, 2/17/09	245	245
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	160	161
Bank One Corp.,
6.00%, 2/17/09	455	462
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	425	420
7.25%, 2/1/18	255	264
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)195	124
6.30%, 5/10/17	(e)85	51
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)250	209
CIT Group, Inc.,
4.75%, 8/15/08	100	92
Citigroup, Inc.,
6.13%, 11/21/17	445	445
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	237	232
Credit Suisse Group,
6.00%, 2/15/18	640	640
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)300	317
General Electric Capital Corp.,
2.93%, 3/12/10	(h)515	512
4.75%, 9/15/14	95	96
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	170	170
6.25%, 9/1/17	670	676

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Finance (cont’d)
HSBC Finance Corp.,
4.13%, 12/15/08	$90	$90
6.40%, 6/17/08	270	271
6.75%, 5/15/11	285	296
Huntington National Bank (The),
4.38%, 1/15/10	300	296
iStar Financial, Inc.,
3.34%, 3/9/10	(h)320	253
John Hancock Global Funding II,
7.90%, 7/2/10	(e)715	797
JPMorgan Chase & Co.,
6.00%, 2/15/09	275	279
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	695	629
6.50%, 7/19/17	420	400
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)255	257
MBNA Corp.,
3.53%, 5/5/08	(h)625	626
Nationwide Building Society,
4.25%, 2/1/10	(e)345	353
Popular North America, Inc.,
5.65%, 4/15/09	155	154
Pricoa Global Funding I,
3.90%, 12/15/08	(e)795	798
Sovereign Bancorp, Inc.,
2.83%, 3/23/10	(h)425	407
Two-Rock Pass Through Trust,
4.04%	(e)(h)(o)290	116
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(e)(h)470	470
Wachovia Capital Trust Ill,
5.80%	(h)(o)515	367
Washington Mutual Preferred Funding LLC,
6.67%	(e)(h)(o)300	162
Washington Mutual, Inc.,
8.25%, 4/1/10	365	318
Wells Fargo & Co.,
5.63%, 12/11/17	555	569
World Financial Properties,
6.91%, 9/1/13	(e)765	731
6.95%, 9/1/13	(e)185	180
Xlliac Global Funding,
4.80%, 8/10/10	(e)395	396
		16,017
Industrials (8.4%)
America West Airlines, Inc.,
7.10%, 4/2/21	228	227
American Honda Finance Corp.,
3.85%, 11/6/08	(e)325	326
Amgen, Inc.,
5.85%, 6/1/17	100	100
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	210	212
AT&T, Inc.,
5.10%, 9/15/14	605	602
5.30%, 11/15/10	160	166
Biogen Idec, Inc.,
6.88%, 3/1/18	265	268
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	30	27
7.13%, 6/15/12	300	300
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	140	143
Comcast Cable Communications LLC,
6.75%, 1/30/11	235	245
Comcast Corp.,
6.50%, 1/15/15	75	77
Consumers Energy Co.,
4.00%, 5/15/10	100	100
4.80%, 2/17/09	185	186
Cooper Industries, Inc.,
5.25%, 11/15/12	225	233
CVS Caremark Corp.,
5.75%, 6/1/17 - 8/15/11	130	134
CVS Pass-Through Trust,
6.04%, 12/10/28	(e)204	195
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	435	466
FBG Finance Ltd.,
5.13%, 6/15/15	(e)255	253
FedEx Corp.,
5.50%, 8/15/09	145	149
France Telecom S.A.,
7.75%, 3/1/11	290	315
General Electric Co.,
5.25%, 12/6/17	915	915
Hewlett-Packard Co.,
5.50%, 3/1/18	110	113
Home Depot, Inc. (The),
2.93%, 12/16/09	(h)330	315
5.40%, 3/1/16	240	226
Honeywell International, Inc.,
5.30%, 3/1/18	130	133
ICI Wilmington, Inc.,
4.38%, 12/1/08	190	191
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	345	352
Kroger Co. (The),
5.00%, 4/15/13	100	101
LG Electronics, Inc.,
5.00%, 6/17/10	(e)165	163
Marathon Oil Corp.,
5.90%, 3/15/18	130	131
6.00%, 10/1/17	210	213

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face
	Amount	Value
	(000)	(000)
Industrials (cont’d)
Macy’s Retail Holdings, Inc.,
5.95%, 11/1/08	$295	$296
6.30%, 4/1/09	265	265
6.63%, 9/1/08	80	80
Medco Health Solutions, Inc.,
7.13%, 3/15/18	200	205
Miller Brewing Co.,
4.25%, 8/15/08	(e)280	281
Sara Lee Corp.,
2.75%, 6/15/08	380	379
Sprint Nextel Corp.,
6.00%, 12/1/16	240	187
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)225	225
Telecom Italia Capital S.A.,
4.00%, 1/15/10	335	329
4.95%, 9/30/14	50	46
Textron Financial Corp.,
5.13%, 2/3/11	95	99
Time Warner, Inc.,
3.30%, 11/13/09	(h)445	426
UnitedHealth Group, Inc.,
6.00%, 2/15/18	185	182
Valero Energy Corp.,
3.50%, 4/1/09	205	204
Verizon Communications, Inc.,
5.50%, 2/15/18	305	298
Verizon Global Funding Corp.,
7.25%, 12/1/10	140	150
Verizon New England, Inc.,
6.50%, 9/15/11	200	209
Viacom, Inc.,
5.75%, 4/30/11	300	303
Weatherford International Ltd.,
6.00%, 3/15/18	145	146
Wyeth,
5.45%, 4/1/17	120	122
5.50%, 2/15/16	45	46
Yum! Brands, Inc.,
8.88%, 4/15/11	190	210
		12,265
Mortgages — Other (22.2%)
Alliance Bancorp.,
2.84%, 7/25/37	(h)787	599
American Home Mortgage Assets,
2.72%, 3/25/47	(h)828	631
2.79%, 6/25/47	(h)1,084	821
2.90%, 6/25/47	(h)448	220
American Home Mortgage Investment Trust,
2.79%, 3/25/46 - 5/25/47	(h)1,526	1,099
2.98%, 3/25/46	(h)350	158
3.32%, 11/25/45	(h)375	142
Banc of America Funding Corp.,
2.89%, 9/20/35	(h)249	167
Bear Stearns Mortgage Funding Trust,
2.76%, 12/25/46	(h)951	724
2.77%, 3/25/37	(h)975	698
2.78%, 10/25/36	(h)802	608
2.80%, 9/25/36	(h)899	683
Citigroup Mortgage Loan Trust, Inc.,
2.68%, 1/25/37	(h)363	327
Countrywide Alternative Loan Trust,
2.74%, 4/25/47	(h)827	628
2.79%, 11/25/46	(h)510	390
2.80%, 11/20/35	(h)358	331
2.82%, 3/20/47	(h)332	160
2.83%, 6/25/47	(h)874	541
2.84%, 12/20/46	(h)478	231
2.89%, 6/25/47	(h)879	666
2.93%, 12/20/35	(h)777	521
Countrywide Home Loan Mortgage Pass Through Trust,
2.87%, 4/25/35	(h)957	719
2.90%, 3/25/35	(h)114	99
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.75%, 2/25/47	(h)883	612
5.16%, 2/25/47	(h)285	157
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)162	159
Downey Savings & Loan Association Mortgage Loan Trust,
2.70%, 4/19/38	(h)723	545
Federal National Mortgage Association,
2.66%, 12/25/36	(h)485	466
5.00%, 6/25/35	1,126	1,127
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	(h)971	737
2.80%, 3/25/47	(h)736	559
2.92%, 3/25/36	(h)1,369	851
3.01%, 9/25/46	(h)300	140
GS Mortgage Securities Corp.,
6.25%, 1/25/37	(e)48	48
GSR Mortgage Loan Trust,
2.86%, 8/25/46	(h)709	457
Harborview Mortgage Loan Trust,
2.65%, 1/19/38	(h)165	155
2.69%, 3/19/37	(h)971	736
2.71%, 3/19/38	(h)697	529
2.74%, 11/19/36	(h)821	626
2.75%, 1/19/38	(h)893	680
2.80%, 3/19/36	(h)1,156	872
2.85%, 7/19/45	(h)312	222
2.94%, 11/19/35	(h)598	408
Harborview NIM Corp.,
6.41%, 3/19/37	(e)50	50
Indymac Index Mortgage Loan Trust,
2.70%, 2/25/37	(h)635	548

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont’d)
2.81%, 11/25/36	$ (h)625	$475
2.82%, 4/25/46	(h)630	478
3.10%, 1/25/35	(h)289	205
Luminent Mortgage Trust,
2.84%, 4/25/36 - 10/25/46	(h)1,714	1,215
Mastr Adjustable Rate Mortgages Trust,
2.71%, 5/25/47	(h)271	266
3.00%, 1/25/47	(h)400	88
Residential Accredit Loans, Inc.,
2.76%, 1/25/37 - 3/25/47	(h)2,155	1,701
2.79%, 12/25/36	(h)754	571
2.80%, 5/25/47	(h)376	284
2.86%, 2/25/46 - 5/25/47	(h)1,686	978
2.87%, 2/25/46	(h)488	340
2.90%, 6/25/37	(h)353	178
Structured Adjustable Rate Mortgage Loan Trust,
2.94%, 8/25/35	(h)567	445
Structured Asset Mortgage Investments, Inc.,
2.78%, 9/25/47	(h)1,084	792
2.80%, 10/25/36	(h)827	629
2.83%, 7/25/36	(h)1,151	713
Washington Mutual, Inc.,
2.85%, 11/25/45 - 12/25/45	(h)557	529
2.86%, 10/25/45	(h)120	118
2.87%, 4/25/45	(h)649	443
2.89%, 8/25/45	(h)49	48
2.95%, 6/25/46	(h)175	104
		32,447
Sovereign (0.4%)
Province of Quebec Canada,
6.13%, 1/22/11	550	598
U.S. Treasury Securities (3.9%)
U.S. Treasury Bond,
4.50%, 2/15/36	1,100	1,137
U.S. Treasury Note,
3.88%, 2/15/13	4,325	4,616
		5,753
Utilities (1.7%)
Appalachian Power Co.,
3.60%, 5/15/08	355	355
Arizona Public Service Co.,
5.80%, 6/30/14	330	324
Carolina Power & Light Co.,
5.13%, 9/15/13	245	257
CenterPoint Energy Resources Corp.,
7.88%, 4/1/13	100	111
Columbus Southern Power Co.,
4.40%, 12/1/10	100	101
Consolidated Natural Gas Co.,
6.25%, 11/1/11	160	169
Detroit Edison Co. (The),
6.13%, 10/1/10	155	164
Entergy Gulf States, Inc.,
3.48%, 12/1/09	(h)215	210
Equitable Resources, Inc.,`
6.50%, 4/1/18	80	81
NiSource Finance Corp.,
3.66%, 11/23/09	(h)165	160
Ohio Edison Co.,
6.40%, 7/15/16	110	114
Ohio Power Co.,
6.00%, 6/1/16	190	191
Peco Energy Co.,
5.35%, 3/1/18	140	142
Public Service Electric & Gas Co.,
5.00%, 1/1/13145	149	149
		2,528
Total Fixed Income Securities (Cost $122,316)		109,679

	Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.,
3.33% (Cost $89)	(e)650	100
Short-Term Investments (24.8%)
Investment Company (9.9%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)14,403,005	14,403

	Face
	Amount
	(000)
U.S. Treasury Securities (14.9%)
U.S. Treasury Bills
0.73%, 4/10/08	$ (j)(r)850	850
1.12%, 4/24/08	800	800
1.14%, 4/17/08	5,500	5,497
1.18%, 4/15/08	7,500	7,496
1.42%, 8/21/08	7,200	7,160
		21,803
Total Short-Term Investments (Cost $36,206)		36,206
Total Investments (100.0%) (Cost $158,611)		145,985
Liabilities in Excess of Other Assets (0.0%)		(33)
Net Assets (100%)		$145,952

(e)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The Interest rate shown is the rate in effect at March 31, 2008.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:

U.S. Treasury
2 yr. Note	158	$33,916	Jun-08	$206
U.S. Treasury
5 yr. Note	291	33,242	Jun-08	446
10 yr. Swap	14	1,612	Jun-08	7
Short:

EuroDollar
CME	11	2,688	Jun-08	(58)
EuroDollar
CME	11	2,692	Sep-08	(61)
EuroDollar
CME	12	2,935	Dec-08	(65)
EuroDollar
CME	11	2,690	Mar-09	(60)
EuroDollar
CME	11	2,685	Jun-09	(58)
EuroDollar
CME	11	2,679	Sep-09	(55)
EuroDollar
CME	6	1,457	Dec-09	(27)
EuroDollar
CME	5	1,212	Mar-10	(21)
EuroDollar
CME	1	242	Jun-10	(4)
EuroDollar
CME	1	241	Sep-10	(4)
U.S. Treasury
10 yr. Note	147	17,486	Jun-08	(439)
U.S. Treasury
Long Bond	77	9,147	Jun-08	(202)
				$(395)

CME Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$165	1.57%	3/20/18	$(2)
Carnival Corp., 6.65%, 1/15/28
Bank of America	Buy	240	0.70	3/20/13	(2)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	170	0.82	3/20/18	(3)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	225	1.03	3/20/18	5
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	90	1.08	3/20/18	3
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	130	1.12	3/20/18	4
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	180	0.80	3/20/18	11
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	190	1.18	3/20/13	(1)
Yum! Brands, Inc., 8.88%, 4/15/11
Citigroup	Buy	165	0.82	3/20/18	1
Eaton Corp., 7.65%, 11/15/29

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup	Buy	$260	0.62%	3/20/13	$2
Textron Financial Corp., 7.65%, 11/5/29
Citigroup	Buy	210	0.72	3/20/13	1
Textron Financial Corp., 7.65%, 11/5/29
Citigroup	Buy	200	0.43	3/20/12	4
Tyco International Ltd., Zero Coupon, 11/17/20
Credit Suisse	Buy	360	1.00	3/20/15	2
Arrow Electronics, Inc., 6.88%, 6/1/18
Goldman Sachs	Buy	275	3.05	3/20/13	(3)
AvalonBay Communities, Inc., 6.13%, 11/1/12
Goldman Sachs	Buy	570	0.59	3/20/13	(1)
Coca-Cola Enterprise, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	350	0.22	3/20/12	6
Dell Inc., 7.10%, 4/15/28
Goldman Sachs	Sell	270	0.60	12/20/12	(2)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	505	0.80	12/20/17	(3)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Buy	160	0.97	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	115	0.33	3/20/13	1
Eli Lilly Co., 6.57%, 1/1/16
Goldman Sachs	Buy	150	0.47	3/20/18	2
Goodrich Corp., 7.63%, 12/15/12
Goldman Sachs	Buy	250	0.15	12/20/11	23
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	500	0.16	12/20/11	46
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	160	3.33	3/20/13	1
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	205	1.08	3/20/18	7
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	100	1.24	3/20/18	2
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	320	1.05	3/20/13	7
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	730	0.10	3/20/12	13
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	750	0.12	12/20/11	33
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
JPMorgan Chase	Buy	95	0.60	3/20/13	1
Eaton Corp., 7.65%, 11/15/29
JPMorgan Chase	Sell	1,265	0.60	12/20/12	(4)
Dow Jones CDX North America Investment Grade Index, Series 9
JPMorgan Chase	Buy	185	1.07	3/20/18	4
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	185	1.15	3/20/18	3
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	150	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	195	0.63	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	1,100	0.65	03/20/11	(5)
Tyco International Ltd., 2.75%, 1/15/18

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Lehman Brothers	Buy	$210	0.45%	3/20/18	$3
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	75	0.46	3/20/18	1
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Sell	600	0.60	12/20/12	(11)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Sell	330	0.60	12/20/12	(5)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Buy	375	0.20	12/20/11	4
Union Pacific Corp., 6.13%, 1/15/12
Merrill Lynch	Buy	100	1.50	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	140	1.57	3/20/18	(2)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	135	1.60	3/20/18	(2)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	200	0.92	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29
UBS	Buy	460	0.30	3/20/13	3
Eli Lilly Co., 6.57%, 1/1/16
UBS	Buy	130	1.78	3/20/13	2
Martin Marietta Materials, Inc.,6.88%, 4/1/11
UBS	Buy	130	1.73	3/20/18	3
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	310	1.06	3/20/13	(1)
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	100	1.00	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	155	1.01	3/20/13	4
Textron Financial Corp., 5.13%, 2/3/11
					$153

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$10,090	$132
	3 Month LIBOR	Pay	5.59	2/19/18	5,005	107
	3 Month LIBOR	Receive	5.82	2/12/23	12,965	(130)
	3 Month LIBOR	Receive	6.03	2/19/23	6,460	(105)
Citigroup	3 Month LIBOR	Pay	5.45	8/9/17	10,000	1,166
	3 Month LIBOR	Pay	5.24	9/27/17	12,200	1,189
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	14,250	1,772
	3 Month LIBOR	Pay	5.43	5/29/17	2,250	287
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	5,075	102
	3 Month LIBOR	Pay	5.63	2/28/18	10,030	226
	3 Month LIBOR	Receive	6.04	2/25/23	12,870	(210)
	3 Month LIBOR	Receive	5.96	2/27/23	6,515	(92)
JPMorgan Chase	3 Month LIBOR	Pay	5.45	5/29/17	2,250	290
	3 Month LIBOR	Pay	5.09	9/11/17	5,150	442
						$5,176

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Intermediate Duration Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

* Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are in the category labeled “Other.”

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

International Fixed Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (92.8%)
Argentina (0.2%)
Government of Argentina,
8.28%, 12/31/33	$	(d)819	$567
Australia (0.6%)
Queensland Treasury Corp.,
6.00%, 10/14/15	AUD	1,000	879
Telstra Corp. Ltd.,
6.38%, 6/29/11	EUR	300	490
			1,369
Austria (5.6%)
Republic of Austria,
4.30%, 7/15/14	6,900		11,169
Oesterreichische Kontrollbank AG,
1.80%, 3/22/10	JPY	180,000	1,843
			13,012
Belgium (4.7%)
Government of Belgium,
3.00%, 3/28/10	EUR	7,000	10,905
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.,
Zero Coupon, 8/26/13	CHF	345	353
Brazil (1.4%)
Republic of Brazil,
10.00%, 1/1/14	BRL	6,300	3,215
Canada (4.6%)
Bombardier, Inc.,
7.25%, 11/15/16	EUR	250	376
Government of Canada,
4.00%, 9/1/10 - 6/1/16	CAD	8,500	8,598
Quebec Province,
1.60%, 5/9/13	JPY	180,000	1,862
			10,836
Cayman Islands (0.3%)
MBNA America European Structured Offerings,
5.13%, 4/19/08	EUR	511	807
Denmark (1.2%)
Kingdom of Denmark,
4.00%, 11/15/15	DKK	13,000	2,746
France (7.5%)
Compagnie de Financement Foncier,
1.25%, 12/1/11	JPY	400,000	4,054
Compagnie Generale des Etablissements Michelin,
6.38%, 12/3/33	EUR	(h)300	453
Crown European Holdings S.A.,
6.25%, 9/1/11	295		446
Dexia Municipal Agency,
3.50%, 9/21/09	1,500		2,344
Europcar Groupe S.A.,
7.84%, 5/15/13	(h)350		399
France Telecom S.A.,
8.13%, 1/28/33	120		233
Government of France O.A.T.,
3.25%, 4/25/16		1,450	$2,172
5.50%, 4/25/29	4,250		7,486
			17,587
Germany (11.0%)
Bundesrepublik Deutschland,
4.25%, 7/4/14	2,350		3,819
4.25%, 7/4/17	1,500		2,435
5.50%, 1/4/31	1,800		3,211
6.25%, 1/4/24	5,500		10,502
Kreditanstalt fuer Wiederaufbau,
1.75%, 3/23/10	JPY	130,000	1,331
2.05%, 9/21/09	440,000		4,495
			25,793
Greece (2.1%)
Government of Greece,
5.25%, 5/18/12	EUR	3,000	4,940
Ireland (0.2%)
Smurfit Kappa Funding plc,
7.75%, 4/1/15	360		526
Italy (3.2%)
Italy Buoni Poliennali Del Tesoro,
4.00%, 4/15/12	3,500		5,539
Republic of Italy,
0.65%, 3/20/09	JPY	190,000	1,903
			7,442
Japan (21.0%)
Development Bank of Japan,
1.60%, 6/20/14	600,000		6,261
1.75%, 3/17/17	250,000		2,574
Government of Japan,
0.60%, 3/20/10	250,000		2,509
1.00%, 12/20/12	300,000		3,047
1.20%, 6/20/11	570,000		5,816
1.70%, 6/20/33	440,000		3,876
1.90%, 6/20/16	1,140,000		12,228
2.40%, 3/20/34	430,000		4,371
2.50%, 9/20/36	230,000		2,366
Japan Finance Corp. for Municipal Enterprises,
1.55%, 2/21/12	530,000		5,491
Sharp Corp.,
Zero Coupon, 9/30/13	60,000		603
			49,142
Luxembourg (0.9%)
Fiat Finance & Trade Ltd.,
6.63%, 2/15/13	EUR	300	461
Gaz Capital S.A.,
4.56%, 12/9/12	170		243
Hellas Telecommunications Luxembourg II,
10.58%, 1/15/15	(h)150		171
Lighthouse International Co., S.A.,
8.00%, 4/30/14	160		198

The accompanying notes are an integral part of the financial statements.

75

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Face Amount (000)		Value (000)
Luxembourg (cont’d)
Telecom Italia Finance S.A.,
7.75%, 1/24/33	EUR	315	$495
Wind Acquisition Finance S.A.,
9.75%, 12/1/15	300		471
			2,039
Mexico (0.9%)
Mexican Bonos,
9.50%, 12/18/14	MXN	21,000	2,194
Multi-Country (3.6%)
European Investment Bank,
1.25%, 9/20/12	JPY	250,000	2,554
2.15%, 1/18/27	40,000		419
Inter-American Development Bank,
1.90%, 7/8/09	545,000		5,544
			8,517
Netherlands (6.4%)
ABN Amro Bank N.V.,
1.88%, 10/27/10	EUR	250	388
Fresenius Finance B.V.,
5.00%, 1/31/13	165		251
Government of Netherlands,
4.00%, 1/15/37	6,900		9,784
5.00%, 7/15/12	1,750		2,900
Impress Holdings B.V.,
7.70%, 9/15/13	(h)155		226
Linde Finance B.V.,
4.75%, 4/24/17	300		443
OI European Group B.V.,
6.88%, 3/31/17	350		522
Telefonica Europe B.V.,
5.88%, 2/14/33	320		486
			15,000
Norway (0.8%)
Kingdom of Norway,
5.50%, 5/15/09	NOK	9,400	1,854
Poland (0.5%)
Poland Government Bond,
5.25%, 10/25/17	PLN	3,000	1,281
Spain (4.3%)
Government of Spain,
5.15%, 7/30/09	EUR	5,200	8,351
5.40%, 7/30/11	1,000		1,653
			10,004
Sweden (0.7%)
Government of Sweden,
4.50%, 8/12/15	SEK	5,700	996
Stena AB,
6.13%, 2/1/17	EUR	150	194

Telefonaktiebolaget LM Ericsson,
6.75%, 11/28/10	230		365
			1,555
United Kingdom (8.5%)
Allied Domecq Financial Services plc,
6.63%, 4/18/11	GBP	190	370
BAA plc,
4.50%, 2/15/18	EUR	500	632
British Telecommunications plc,
7.38%, 2/15/11	220		363
EUR Capital S.P.V. Ltd.,
6.28%, 12/31/49	(h)315		398
FCE Bank plc,
7.13%, 1/15/13	550		687
Imperial Tobacco Finance plc,
4.38%, 11/22/13	500		714
Ineos Group Holdings plc,
7.88%, 2/15/16	200		231
Rexam plc,
6.75%, 6/29/67	(h)600		699
United Kingdom Treasury Bond,
4.00%, 9/7/16	GBP	6,500	12,727
4.25%, 6/7/32	800		1,536
4.75%, 6/7/10	800		1,616
			19,973
United States (2.4%)
Chesapeake Energy Corp.,
6.25%, 1/15/17	EUR	165	236
Countrywide Financial Corp.,
4.77%, 11/23/10	(h)400		461
General Motors Acceptance Corp.,
5.38%, 6/6/11	370		405
Lucent Technologies, Inc.,
2.88%, 6/15/23	$658		586
Omnicom Group, Inc.,
Zero Coupon, 7/31/32	400		403
Washington Mutual Preferred Funding LLC,
9.75%	(e)(h)(o)900		690
WDAC Subsidiary Corp.,
8.50%, 12/1/14	EUR	170	196
WM Covered Bond Program,
3.88%, 9/27/11	1,500		2,275
Wyeth,
3.58%, 1/15/24	$	(h)390	393
			5,645
Total Fixed Income Securities (Cost $193,317)			217,302

The accompanying notes are an integral part of the financial statements.

76

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

	Shares	Value (000)
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $8,950)	(p)8,949,943	$8,950
Total Investments (96.6%) (Cost $202,267)		226,252
Other Assets In Excess of Liabilities (3.4%)		8,068
Net Assets (100%)		$234,320

(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $567,000 of fair valued securities, representing less than 0.24% of net assets.
(e)	144A security — Certain Conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
ARS	2,810	$885	4/22/08	USD	876	$876	$(9)
AUD	500	457	4/10/08	USD	445	445	(12)
AUD	2,600	2,376	4/10/08	USD	2,436	2,436	60
BRL	2,800	1,595	4/22/08	USD	1,649	1,649	54
CAD	2,225	2,167	4/10/08	USD	2,221	2,221	54
CAD	3,205	3,122	4/10/08	USD	3,202	3,202	80
CAD	600	585	4/10/08	USD	595	595	10
CAD	1,125	1,096	4/10/08	USD	1,105	1,105	9
CAD	510	497	4/10/08	USD	498	498	1
CAD	6,315	6,141	7/10/08	USD	6,349	6,349	208
CHF	375	378	4/11/08	USD	339	339	(39)
CHF	1,225	1,234	4/11/08	USD	1,119	1,119	(115)
CHF	2,690	2,709	4/11/08	USD	2,664	2,664	(45)
DKK	10,650	2,254	4/11/08	USD	2,099	2,099	(155)
DKK	2,400	506	7/11/08	USD	494	494	(12)
EUR	2,618	4,131	4/16/08	USD	3,895	3,895	(236)
EUR	210	331	4/16/08	USD	308	308	(23)
EUR	2,580	4,071	4/16/08	USD	3,775	3,775	(296)
EUR	680	1,073	4/16/08	USD	986	986	(87)
EUR	300	473	4/16/08	USD	446	446	(27)
EUR	460	726	4/16/08	USD	673	673	(53)
EUR	1,575	2,485	4/16/08	USD	2,297	2,297	(188)
EUR	425	671	4/16/08	USD	617	617	(54)
EUR	200	316	4/16/08	USD	290	290	(26)
EUR	750	1,184	4/16/08	USD	1,099	1,099	(85)
EUR	1,500	2,367	4/16/08	USD	2,319	2,319	(48)
EUR	300	474	4/16/08	USD	459	459	(15)
GBP	4,100	8,128	4/18/08	USD	7,991	7,991	(137)
GBP	701	1,389	4/18/08	USD	1,366	1,366	(23)
GBP	490	971	4/18/08	USD	956	956	(15)
GBP	350	689	7/18/08	USD	687	687	(2)
HUF	287,000	1,735	4/16/08	USD	1,674	1,674	(61)
HUF	3,000	18	4/16/08	USD	17	17	(1)
JPY	327,349	3,287	4/15/08	USD	3,009	3,009	(278)
JPY	155,000	1,556	4/15/08	USD	1,454	1,454	(102)
JPY	170,000	1,707	4/15/08	USD	1,602	1,602	(105)
JPY	1,607,651	16,142	4/15/08	USD	16,171	16,171	29
MXN	27,450	2,576	4/10/08	USD	2,506	2,506	(70)
MXN	10,325	958	7/10/08	USD	946	946	(12)
NOK	6,280	1,232	4/11/08	USD	1,127	1,127	(105)
NOK	11,930	2,341	4/11/08	USD	2,262	2,262	(79)
NZD	2,900	2,277	4/10/08	USD	2,211	2,211	(66)
PLN	9,975	4,478	4/16/08	USD	4,137	4,137	(341)
SEK	4,350	732	4/11/08	USD	677	677	(55)
SEK	3,535	595	4/11/08	USD	579	579	(16)
SGD	4,350	3,162	4/15/08	USD	3,154	3,154	(8)
TWD	9,375	310	4/22/08	USD	293	293	(17)
USD	224	224	4/22/08	ARS	710	224	@—
USD	150	150	4/22/08	ARS	475	150	@—
USD	157	157	4/22/08	ARS	500	157	@—
USD	1,661	1,661	4/10/08	AUD	1,900	1,735	74
USD	1,050	1,050	4/10/08	AUD	1,200	1,096	46
USD	2,405	2,405	7/10/08	AUD	2,600	2,344	(61)
USD	1,340	1,340	4/10/08	CAD	1,350	1,315	(25)
USD	6,361	6,361	4/10/08	CAD	6,315	6,152	(209)
USD	1,617	1,617	4/11/08	CHF	1,790	1,802	185

The accompanying notes are an integral part of the financial statements.

77

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

International Fixed Income Portfolio

Foreign Currency Exchange Contract Information (cont’d):

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	2,285	$2,285	4/11/08	CHF	2,500	$2,517	$232
USD	2,663	2,663	7/11/08	CHF	2,690	2,708	45
USD	1,169	1,169	4/16/08	CZK	20,300	1,270	101
USD	233	233	4/11/08	DKK	1,200	254	21
USD	1,390	1,390	4/11/08	DKK	7,050	1,492	102
USD	497	497	4/11/08	DKK	2,400	508	11
USD	13,168	13,168	4/16/08	EUR	8,855	13,973	805
USD	3,792	3,792	4/16/08	EUR	2,550	4,024	232
USD	2,098	2,098	4/16/08	EUR	1,420	2,241	143
USD	1,134	1,134	4/16/08	EUR	780	1,230	96
USD	408	408	4/16/08	EUR	275	434	26
USD	948	948	4/16/08	EUR	650	1,025	77
USD	1,262	1,262	4/16/08	EUR	850	1,342	80
USD	3,070	3,070	4/16/08	EUR	2,025	3,195	125
USD	1,159	1,159	4/16/08	EUR	745	1,176	17
USD	1,603	1,603	4/18/08	GBP	825	1,636	33
USD	5,686	5,686	4/18/08	GBP	2,875	5,700	14
USD	403	403	4/18/08	GBP	200	397	(6)
USD	1,106	1,106	4/16/08	HUF	190,000	1,148	42
USD	567	567	4/16/08	HUF	100,000	604	37
USD	11,989	11,989	4/15/08	JPY	1,305,000	13,103	1,114
USD	459	459	4/15/08	JPY	50,000	502	43
USD	1,064	1,064	4/15/08	JPY	115,000	1,155	91
USD	1,121	1,121	4/15/08	JPY	120,000	1,205	84
USD	2,169	2,169	4/15/08	JPY	230,000	2,309	140
USD	472	472	4/15/08	JPY	50,000	502	30
USD	3,407	3,407	4/15/08	JPY	350,000	3,511	104
USD	386	386	4/15/08	JPY	40,000	401	15
USD	16,246	16,246	7/15/08	JPY	1,607,651	16,218	(28)
USD	1,564	1,564	4/10/08	MXN	17,125	1,607	43
USD	960	960	4/10/08	MXN	10,325	970	10
USD	1,064	1,064	4/22/08	MYR	3,450	1,078	14
USD	2,149	2,149	4/22/08	MYR	7,025	2,196	47
USD	1,190	1,190	4/11/08	NOK	6,400	1,256	66
USD	2,227	2,227	4/11/08	NOK	11,810	2,317	90
USD	2,243	2,243	7/11/08	NOK	11,930	2,321	78
USD	2,212	2,212	4/10/08	NZD	2,900	2,277	65
USD	7,693	7,693	4/16/08	PLN	18,550	8,327	634
USD	1,248	1,248	4/11/08	SEK	7,885	1,326	78
USD	576	576	7/11/08	SEK	3,535	592	16
USD	3,057	3,057	4/15/08	SGD	4,350	3,162	105
USD	3,163	3,163	7/15/08	SGD	4,350	3,172	9
USD	294	294	4/22/08	TWD	9,375	310	16
USD	1,157	1,157	4/22/08	TWD	35,100	1,161	4
		$226,303				$228,901	$2,598

ARS	— Argentine Peso
CZK	— Czech Republic Koruny
HUF	— Hungarian Forint
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar
@	Value is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
British Pound Long Gilt	23	$5,081	Jun-08	$92
Euro-Schatz	30	4,950	Jun-08	(30)
Euro-Bobl	7	1,220	Jun-08	(11)
Euro-Bund	15	2,747	Jun-08	(20)
Japanese Yen 10 yr. Bond	3	4,229	Jun-08	56
				$87

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by country and/or investment type, as a percentage of total investments.

*Countries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

78

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Investment Grade Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (126.1%)
Agency Adjustable Rate Mortgages (4.3%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
4.76%, 7/1/35	$2,120	$2,128
5.61%, 4/1/37	2,231	2,268
5.70%, 1/1/37	3,154	3,221
5.83%, 10/1/36	2,363	2,416
5.97%, 1/1/37	1,247	1,272
Federal National Mortgage Association,
6.74%, 5/1/36	2,313	2,386
6.80%, 7/1/36	2,359	2,421
6.81%, 8/1/36	1,747	1,790
Government National Mortgage Association,
5.13%, 11/20/25 - 12/20/27	370	369
5.63%, 7/20/25	29	30
6.38%, 2/20/25 - 2/20/28	1,612	1,651
		19,952
Agency Fixed Rate Mortgages (50.5%)
Federal Home Loan Bank Discount Note,
Zero Coupon, 4/18/08	11,000	10,991
Federal Home Loan Bank System,
5.00%, 11/17/17	(c)2,100	2,260
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 9/1/17 - 11/1/20	28	31
10.25%, 7/1/09	1	1
11.00%, 1/1/16	10	10
13.00%, 9/1/10	@—	@—
Gold Pools:
5.50%, 5/1/37 - 10/1/37	25,778	26,059
6.00%, 2/1/32 - 9/1/37	11,963	12,281
6.50%, 7/1/25 - 3/1/32	378	397
7.00%, 2/1/26	22	23
7.50%, 5/1/16 - 6/1/32	2,976	3,222
8.00%, 11/1/29 - 10/1/31	458	497
8.50%, 12/1/30	112	124
10.00%, 10/1/19 - 1/1/21	50	58
10.50%, 3/1/16	23	24
April TBA
5.00%, 4/15/38	(i)18,350	18,169
5.50%, 4/15/37	(i)25,200	25,448
6.00%, 4/1/35	(i)25,000	25,637
6.50%, 4/15/32	(i)4,100	4,253
Federal National Mortgage Association,
Conventional Pools:
5.00%, 1/1/37 - 10/1/37	6,668	6,606
6.00%, 10/1/31 - 12/1/31	123	127
6.50%, 6/1/26 - 9/1/32	1,259	1,314
7.00%, 11/1/25 - 12/1/34	18,493	19,594
7.50%, 5/1/23 - 9/1/35	5,083	5,488
8.00%, 2/1/12 - 4/1/32	2,292	2,483
8.50%, 4/1/30 - 5/1/32	1,981	2,185
9.00%, 2/1/17	71	79
9.50%, 8/1/22	91	100
10.00%, 5/1/22	91	105
10.50%, 12/1/17 - 10/1/18	29	35
11.00%, 4/1/21	25	28
11.25%, 8/1/13	12	13
11.50%, 1/1/17 - 11/1/19	22	25
April TBA
4.50%, 4/25/20	(i)9,800	9,748
5.00%, 4/1/20 - 4/25/36	(i)16,225	16,245
5.50%, 4/1/34	(i)26,150	26,399
6.50%, 4/1/34	(i)7,100	7,354
7.00%, 4/25/37	(i)3,000	3,149
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17	156	171
9.50%, 12/15/17 - 9/15/22	585	650
10.00%, 11/15/09 - 2/15/25	926	1,103
10.50%, 3/15/19	4	5
11.00%, 3/15/10 - 2/15/16	115	137
11.50%, 1/20/18	2	2
		232,630
Asset Backed Corporates (19.1%)
American Express Credit Account Master Trust,
2.82%, 10/15/12	(h)2,375	2,333
Argent Securities, Inc.,
2.65%, 10/25/36	(h)1,835	1,794
Banc of America Securities Auto Trust,
3.99%, 8/18/09	295	295
Bear Stearns Asset Backed Securities Trust,
2.70%, 1/25/37	(h)1,338	1,196
2.80%, 9/25/34	(h)49	49
2.82%, 3/25/35	(h)144	143
Capital Auto Receivables Asset Trust,
2.83%, 11/15/11	(h)2,500	2,466
2.88%, 7/15/10	(h)3,550	3,505
4.05%, 7/15/09	203	203
4.98%, 5/15/11	3,825	3,869
5.31%, 10/20/09	(e)4,600	4,628
Capital One Auto Finance Trust,
5.07%, 7/15/11	1,650	1,622
Carrington Mortgage Loan Trust,
2.72%, 2/25/37	(h)1,931	1,820
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	2,243	2,268
Citibank Credit Card Issuance Trust,
2.59%, 3/22/12	(h)2,900	2,850
CNH Equipment Trust,
4.27%, 1/15/10	1,050	1,052
5.20%, 6/15/10	1,395	1,407
Countrywide Asset Backed Certificates,
2.75%, 5/25/36	(h)469	462
DaimlerChrysler Auto Trust,
4.04%, 9/8/09	241	242
First Franklin Mortgage Loan Asset Backed Certificates,
2.65%, 7/25/36	(h)1,119	1,083

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
2.67%, 2/25/36	$ (h)356	$353
2.72%, 10/25/35	(h)122	122
Ford Credit Auto Owner Trust,
2.83%, 4/15/10	(h)4,886	4,870
5.05%, 3/15/10	917	924
5.26%, 10/15/10	4,000	4,044
Fremont Home Loan Owner Trust,
2.65%, 10/25/36	(h)2,256	2,176
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)653	656
4.88%, 10/22/09	(e)1,276	1,277
GS Auto Loan Trust,
5.37%, 12/15/10	3,066	3,100
GSAMP Trust,
2.67%, 1/25/37	(h)1,339	1,252
2.72%, 3/25/47	(h)2,278	2,119
Harley-Davidson Motorcycle Trust,
3.76%, 12/17/12	2,778	2,783
4.07%, 2/15/12	1,978	1,987
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)1,825	1,804
Honda Auto Receivables Owner Trust,
3.87%, 4/20/09	333	334
4.85%, 10/19/09	1,110	1,115
Hyundai Auto Receivables Trust,
3.98%, 11/16/09	565	566
Indymac Residential Asset Backed Trust,
2.73%, 4/25/37	(h)1,618	1,559
Long Beach Mortgage Loan Trust,
2.69%, 1/25/46	(h)45	45
MBNA Master Credit Card Trust,
5.90%, 8/15/11	940	964
7.80%, 10/15/12	2,715	2,930
Merrill Auto Trust Securitization,
4.10%, 8/25/09	305	306
National City Auto Receivables Trust,
2.88%, 5/15/11	856	856
Nationstar Home Equity Loan Trust,
2.67%, 9/25/36	(h)626	613
Nissan Auto Receivables Owner Trust,
3.99%, 7/15/09	624	626
RAAC Series,
2.70%, 9/25/45	(h)76	76
Residential Asset Mortgage Products, Inc.,
2.67%, 8/25/36	(h)1,531	1,490
2.69%, 10/25/36	(h)1,270	1,211
Residential Asset Securities Corp.,
2.71%, 4/25/37	(h)1,795	1,682
Securitized Asset Backed Receivables LLC Trust,
2.71%, 2/25/37	(h)2,416	2,140
2.73%, 5/25/37	(h)2,159	2,024
SLM Student Loan Trust,
3.32%, 10/27/14	(h)1,776	1,768
Soundview Home Equity Loan Trust,
2.71%, 2/25/37	(h)2,092	1,952
Structured Asset Securities Corp.,
2.69%, 6/25/37	(h)2,301	2,094
Terwin Mortgage Trust,
2.71%, 4/25/37	(e)(h)781	771
3.07%, 12/25/34	(h)410	399
TXU Electric Delivery Transition Bond Co., LLC,
4.81%, 11/17/14	700	717
USAA Auto Owner Trust,
3.90%, 7/15/09	29	29
Volkswagen Auto Loan Enhanced Trust,
4.80%, 7/20/09	621	624
Wachovia Auto Owner Trust,
4.06%, 9/21/09	237	238
		87,883
Collateralized Mortgage Obligations — Agency Collateral Series (0.6%)
Federal Home Loan Mortgage Corp.,
Inv Fl IO
3.13%, 3/15/24	2,201	190
5.18%, 3/15/32	432	49
IO
6.00%, 5/1/31	900	177
6.50%, 4/1/28 - 5/15/33	1,678	355
8.00%, 1/1/28 - 6/1/31	167	45
IO PAC
6.00%, 4/15/32	1,172	84
PAC
10.00%, 6/15/20	12	13
Federal National Mortgage Association,
Inv Fl IO
5.59%, 10/25/28	285	16
5.72%, 5/18/27	629	89
5.94%, 10/25/30	176	19
IO
6.00%, 8/25/32 - 11/25/32	1,266	88
6.50%, 2/25/33 - 6/25/33	4,359	859
7.00%, 4/25/33	636	105
7.50%, 11/1/29	870	242
8.00%, 4/1/24 - 12/1/31	693	178
9.00%, 11/1/26	75	20
Government National Mortgage Association,
Inv Fl IO
5.78%, 8/16/29	439	56
		2,585
Collateralized Mortgage Obligations — Non Agency Collateral Series (7.3%)
Banc of America Commercial Mortgage, Inc.,
5.66%, 6/10/49	(h)2,350	2,325
5.69%, 4/10/49	(h)1,475	1,468
5.75%, 2/10/51	(h)2,650	2,641
Bear Stearns Commercial Mortgage Securities,
5.71%, 6/11/40	(c)(h)2,700	2,688
Citigroup Commercial Mortgage Trust,
5.70%, 12/10/49	(h)1,950	1,939

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Collateralized Mortgage Obligations — Non Agency Collateral Series (cont’d)
Commercial Mortgage Pass Through Certificates,
5.82%, 12/10/49	$ (h)1,850	$1,853
Countrywide Alternative Loan Trust,
IO
2.17%, 3/20/46	10,153	446
2.40%, 12/20/46	24,328	1,183
2.56%, 2/25/37	11,322	488
2.83%, 2/20/47	14,502	705
2.86%, 3/20/47	20,353	1,054
3.68%, 12/20/35	(e)(h)10,825	370
3.91%, 12/20/35	(e)(h)14,569	571
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	13,997	482
GS Mortgage Securities Corp.,
IO
4.01%, 8/25/35	(e)(h)4,920	131
GS Mortgage Securities Corp. II,
5.80%, 8/10/45	(h)2,900	2,902
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)7,638	221
3.60%, 5/19/35	(h)10,462	295
3.93%, 3/19/37	(h)9,760	385
4.06%, 7/19/47	17,005	687
PO
3/19/37 - 7/19/47	9	6
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)7,110	233
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 6/12/47	1,200	1,168
5.75%, 2/12/49	(h)1,050	1,045
5.82%, 6/15/49	(h)3,025	3,028
Lehman Brothers Commercial Conduit Mortgage Trust,
5.94%, 7/15/44	(h)2,050	2,072
Lehman Brothers-UBS Commercial Mortgage Trust,
5.43%, 2/15/40	800	778
5.86%, 7/17/40	(h)850	849
Wachovia Bank Commercial Mortgage Trust,
5.34%, 12/15/43	1,475	1,425
		33,438
Finance (8.0%)
AIG SunAmerica Global Financing VI,
6.30%, 5/10/11	(e)1,910	2,009
American General Finance Corp.,
4.63%, 9/1/10	915	912
AXA Financial, Inc.,
6.50%, 4/1/08	760	760
Bank of America Corp.,
5.75%, 12/1/17	895	928
Bank of New York Mellon Corp. (The),
4.50%, 4/1/13	365	368
Bank One Corp.,
6.00%, 2/17/09	1,350	1,371
Bear Stearns Cos., Inc. (The),
6.40%, 10/2/17	730	722
7.25%, 2/1/18	560	580
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)715	453
6.30%, 5/10/17	(e)295	177
Catlin Insurance Co., Ltd.,
7.25%	(e)(h)(o)925	773
CIT Group, Inc.,
4.75%, 8/15/08	490	451
Citicorp,
6.38%, 11/15/08	(c)705	719
Citigroup, Inc.,
5.88%, 5/29/37	560	488
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	(c)660	647
Credit Suisse First Boston, New York,
6.00%, 2/15/18	1,270	1,269
Farmers Exchange Capital,
7.05%, 7/15/28	(e)675	621
Farmers Insurance Exchange,
8.63%, 5/1/24	(e)725	767
General Electric Capital Corp.,
4.25%, 12/1/10	(c)445	456
Goldman Sachs Group, Inc. (The),
6.15%, 4/1/18	905	905
6.75%, 10/1/37	965	901
HSBC Finance Corp.,
4.13%, 12/15/08	450	450
5.88%, 2/1/09	345	348
6.38%, 10/15/11	688	708
6.40%, 6/17/08	465	467
6.75%, 5/15/11	365	379
Huntington National Bank,
4.38%, 1/15/10	520	514
iStar Financial, Inc.,
3.34%, 3/9/10	(h)1,175	930
JPMorgan Chase & Co.,
6.00%, 2/15/09	640	650
Lehman Brothers Holdings, Inc.,
5.75%, 1/3/17	525	475
6.50%, 7/19/17	720	685
6.88%, 7/17/37	1,210	1,052
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)1,100	1,108
MBNA Corp.,
3.53%, 5/5/08	(h)995	996
Nationwide Building Society,
4.25%, 2/1/10	(e)1,065	1,090

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Finance (cont’d)
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	$550	$553
Popular North America, Inc.,
5.65%, 4/15/09	455	453
Prudential Finance, Inc.,
6.63%, 12/1/37	365	362
Sovereign Bancorp, Inc.,
2.83%, 3/23/10	(h)1,540	1,475
Two-Rock Pass Through Trust,
4.04%	(e)(h)(o)645	258
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(e)(h)1,665	1,664
Wachovia Capital Trust Ill,
5.80%	(h)(o)1,790	1,276
Washington Mutual Bank/Henderson N.V.,
5.50%, 1/15/13	170	135
Washington Mutual Preferred Funding LLC,
6.67%	(e)(h)(o)300	162
Washington Mutual, Inc.,
8.25%, 4/1/10	(c)920	801
Wells Fargo & Co.,
5.63%, 12/11/17	1,040	1,066
World Financial Properties,
6.91%, 9/1/13	(e)1,595	1,525
Xlliac Global Funding,
4.80%, 8/10/10	(e)1,110	1,112
		36,971
Industrials (6.8%)
America West Airlines, Inc.,
7.10%, 4/2/21	1,084	1,078
Amgen,
5.85%, 6/1/17	210	210
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	460	463
AT&T Corp.,
8.00%, 11/15/31	250	293
AT&T, Inc.,
6.15%, 9/15/34	545	525
6.30%, 1/15/38	1,035	1,004
Biogen Idec, Inc.,
6.88%, 3/1/18	570	577
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	340	307
7.13%, 6/15/12	865	864
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	540	551
Comcast Cable Communications LLC,
6.75%, 1/30/11	440	458
7.13%, 6/15/13	145	154
Comcast Corp.,
6.50%, 1/15/15	150	154
ConAgra Foods, Inc.,
7.00%, 10/1/28	280	284
8.25%, 9/15/30	365	421
Consumers Energy Co.,
4.80%, 2/17/09	625	629
Cooper Industries, Inc.,
5.25%, 11/15/12	660	685
CVS Caremark Corp.,
5.75%, 8/15/11 - 6/1/17	460	475
CVS Pass-Through Trust,
6.04%, 12/10/28	(e)923	882
Daimler Finance North America LLC,
8.50%, 1/18/31	430	493
FBG Finance Ltd.,
5.13%, 6/15/15	(e)795	789
France Telecom S.A.,
8.50%, 3/1/31	790	981
General Electric Co.,
5.25%, 12/6/17	2,415	2,416
Hewlett Packard Co.,
5.50%, 3/1/18	225	231
Home Depot, Inc.,
2.93%, 12/16/09	(h)1,155	1,102
5.40%, 3/1/16	555	522
Honeywell International, Inc.,
5.30%, 3/1/18	290	298
ICI Wilmington, Inc.,
4.38%, 12/1/08	505	508
Koninklijke Philips Electronics N.V.,
5.75%, 3/11/18	705	720
Kroger Co. (The),
5.00%, 4/15/13	(c)230	232
LG Electronics, Inc.,
5.00%, 6/17/10	(e)520	515
Macy’s Retail Holdings, Inc.,
6.30%, 4/1/09	370	370
Marathon Oil Co.,
5.90%, 3/15/18	295	297
6.00%, 10/1/17	405	412
Medco Health Solutions, Inc.,
7.13%, 3/15/18	420	431
Miller Brewing Co.,
4.25%, 8/15/08	(e)800	803
Sprint Capital Corp.,
8.75%, 3/15/32	530	449
Systems 2001 Asset Trust LLC,
6.66%, 9/15/13	(e)1,061	1,061
Telecom Italia Capital S.A.,
4.00%, 1/15/10	1,100	1,080
Telefonica Europe B.V.,
8.25%, 9/15/30	885	1,036
Textron Financial Corp.,
5.13%, 2/3/11	750	781

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
Time Warner, Inc.,
3.30%, 11/13/09	$ (h)1,580	$1,514
UnitedHealth Group, Inc.,
6.00%, 2/15/18	530	520
Valero Energy Corp.,
3.50%, 4/1/09	575	572
Verizon Communications, Inc.,
5.50%, 2/15/18	685	668
Verizon New England, Inc.,
6.50%, 9/15/11	610	638
Viacom, Inc.,
6.88%, 4/30/36	755	729
Weatherford International Ltd.,
6.00%, 3/15/18	(c)300	302
Wyeth,
5.45%, 4/1/17	300	306
5.50%, 2/15/16	115	117
Yum! Brands, Inc.,
8.88%, 4/15/11	610	673
		31,580
Mortgages - Other (24.3%)
Alliance Bancorp,
2.84%, 7/25/37	(h)2,802	2,135
American Home Mortgage Assets,
2.72%, 3/25/47	(h)3,043	2,320
2.79%, 10/25/46 - 6/25/47	(h)7,297	5,551
2.83%, 9/25/46	(h)2,365	1,449
2.90%, 6/25/47	(h)1,509	741
2.92%, 10/25/46	(h)1,553	776
American Home Mortgage Investment Trust,
2.79%, 3/25/46	(h)3,726	2,325
Banc of America Funding Corp.,
2.89%, 9/20/35	(h)715	478
Bear Stearns Mortgage Funding Trust,
2.74%, 3/25/37	(h)3,019	2,289
2.76%, 12/25/46	(h)2,377	1,810
2.80%, 9/25/36	(h)2,336	1,776
2.85%, 7/25/36	(h)2,499	1,472
California Federal Savings & Loan Association,
8.80%, 1/25/14	(d)(k)1	1
Countrywide Alternative Loan Trust,
2.79%, 10/25/46 - 11/25/46	(h)4,598	3,490
2.80%, 11/20/35	(h)594	550
2.82%, 3/20/47	(h)1,056	507
2.84%, 12/20/46	(h)1,615	781
2.85%, 3/20/46	(h)1,469	996
2.87%, 7/25/46	(h)1,428	916
2.89%, 6/25/47	(h)2,207	1,672
2.90%, 5/25/47	(h)867	418
2.92%, 11/20/35	(h)1,427	998
2.93%, 12/20/35	(h)2,163	1,448
5.78%, 2/25/36	(h)1,698	1,104
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
2.75%, 2/25/47	(h)3,277	2,273
5.16%, 2/25/47	(h)1,251	688
Deutsche ALT-A Securities, Inc., NIM Trust,
6.75%, 2/25/47	(e)586	574
Downey Savings & Loan Association Mortgage Loan Trust,
2.70%, 4/19/38	(h)2,486	1,874
2.76%, 11/19/37	(h)2,687	2,044
5.27%, 4/19/46	(h)2,219	1,664
Federal National Mortgage Association,
2.66%, 12/25/36	(h)1,707	1,638
7.00%, 9/25/32	546	579
Greenpoint Mortgage Funding Trust,
2.77%, 4/25/47	(h)3,690	2,802
2.78%, 1/25/37	(h)3,299	2,929
2.80%, 3/25/47	(h)3,483	2,648
2.92%, 3/25/36	(h)1,775	1,103
3.01%, 9/25/46	(h)900	421
GS Mortgage Securities Corp. II,
6.25%, 1/25/37	(e)179	177
GSR Mortgage Loan Trust,
2.79%, 8/25/46	(h)2,482	1,892
Harborview Mortgage Loan Trust,
2.65%, 1/19/38	(h)572	539
2.69%, 4/19/38	(h)1,906	1,445
2.71%, 3/19/38	(h)2,248	1,707
2.74%, 11/19/36	(h)2,916	2,223
2.75%, 1/19/38	(h)3,135	2,387
2.76%, 10/19/37 - 3/19/38	(h)3,040	2,141
2.79%, 7/19/46	(h)1,916	1,201
2.81%, 10/19/37	(h)1,949	1,201
2.84%, 11/19/36	(h)2,766	1,880
2.85%, 8/21/36 - 7/19/45	(h)3,044	2,001
2.94%, 11/19/35	(h)1,078	736
3.26%, 1/19/36	(h)689	282
Harborview NIM Corp.,
6.41%, 3/19/37 - 3/19/38	(e)214	212
Indymac Index Mortgage Loan Trust,
2.70%, 2/25/37	(h)2,623	2,265
2.72%, 7/25/46	(h)2,663	2,549
2.81%, 11/25/36	(h)1,810	1,376
2.98%, 10/25/36	(h)1,324	907
3.10%, 2/25/35	(h)36	26
Lehman XS Trust,
3.00%, 11/25/46	(h)800	343
3.01%, 8/25/46	(h)1,302	561
Luminent Mortgage Trust,
2.84%, 4/25/36	(h)1,394	1,058
2.96%, 7/25/36	(h)622	269
Mastr Adjustable Rate Mortgages Trust,
2.71%, 5/25/47	(h)970	951
2.85%, 4/25/46	(h)1,414	883
3.00%, 1/25/47	(h)1,225	271
3.45%, 5/25/47	(h)660	112
3.70%, 5/25/47	(h)1,500	298

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Mortgages - Other (cont’d)
Residential Accredit Loans, Inc.,
2.76%, 3/25/47	$ (h)4,467	$3,665
2.79%, 12/25/36	(h)2,398	1,816
2.80%, 5/25/47	(h)1,364	1,028
2.83%, 5/25/46	(h)1,510	917
2.86%, 2/25/46 - 5/25/47	(h)2,679	1,713
2.87%, 2/25/46	(h)659	460
2.90%, 5/25/47	(h)1,270	641
Ryland Acceptance Corp. IV,
6.65%, 7/1/11	20	20
Structured Asset Mortgage Investments, Inc.,
2.79%, 2/25/36	(h)536	400
2.80%, 10/25/36	(h)2,150	1,636
2.83%, 8/25/36 - 7/25/46	(h)4,525	2,808
2.87%, 4/25/36	(h)2,241	1,435
2.88%, 7/25/46	(h)1,784	898
Washington Mutual, Inc.,
2.85%, 11/25/45 - 12/25/45	(h)829	787
2.86%, 10/25/45	(h)197	195
2.89%, 8/25/45	(h)90	89
2.95%, 6/25/46	(h)525	312
5.27%, 4/25/46	(h)1,882	1,374
5.29%, 8/25/46	(h)2,088	1,524
Zuni Mortgage Loan Trust,
2.73%, 8/25/36	(h)1,173	1,112
		111,963
U.S. Treasury Securities (3.5%)
U.S. Treasury Bonds,
4.50%, 2/15/36	(c)8,250	8,525
5.38%, 2/15/31	(c)6,650	7,693
		16,218
Utilities (1.7%)
Appalachian Power Co.,
5.65%, 8/15/12	255	262
Arizona Public Service Co.,
5.80%, 6/30/14	745	731
Carolina Power & Light Co.,
5.13%, 9/15/13	760	798
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	225	211
7.88%, 4/1/13	135	150
Consolidated Natural Gas Co.,
6.25%, 11/1/11	355	375
Detroit Edison Co.,
6.13%, 10/1/10	480	509
Entergy Gulf States, Inc.,
3.48%, 12/1/09	(h)455	446
3.60%, 6/1/08	345	344
Equitable Resources, Inc.,
6.50%, 4/1/18	135	136
NiSource Finance Corp.,
3.66%, 11/23/09	(h)535	520
Ohio Edison Co.,
6.40%, 7/15/16	465	480
Ohio Power Co.,
6.00%, 6/1/16	740	744
Peco Energy Co.,
5.35%, 3/1/18	355	361
Plains All American Pipeline, LP,
6.70%, 5/15/36	750	726
Public Service Electric & Gas Co.,
5.00%, 1/1/13	580	596
Texas Eastern Transmission LP,
7.00%, 7/15/32	425	454
		7,843
Total Fixed Income Securities (Cost $625,397)		581,063

	Shares
Preferred Stock (0.2%)
Mortgages — Other (0.2%)
Home Ownership Funding Corp.,
13.33% (Cost $1,110)	(e)7,150	1,096
Short-Term Investments (7.2%)
Securities held as Collateral on Loaned Securities (2.5%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)3,199,659	3,200

	Face
	Amount
	(000)
Short-Term Debt (1.8%)
Alliance & Leicester plc,
3.08%, 9/2/08	$ (h)284	284
Bancaja,
4.04%, 11/12/08	(h)142	142
Bank of New York Co., Inc.,
3.07%, 8/8/08	(h)142	142
BASF AG,
3.89%, 8/19/08	(h)142	142
CAM US Finance S.A. Unipersonal,
4.71%, 7/25/08	(h)568	568
Canadian Imperial Bank of Commerce, New York,
2.42%, 7/28/08	(h)284	284
CIT Group Holdings,
3.97%, 5/19/08	(h)512	512
Citigroup Global Markets Holdings, Inc.,
3.01%, 4/1/08	1,975	1,975
First Tennessee Bank,
2.84%, 8/15/08	(h)142	142
2.85%, 8/15/08	(h)568	568
Goldman Sachs Group, Inc.,
2.89%, 9/12/08	(h)142	142
HSBC Finance Corp.,
3.10%, 8/5/08	(h)142	142
IBM Corp.,
3.09%, 9/8/08	(h)568	568

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

	Face
	Amount	Value
	(000)	(000)
Short-Term Debt (cont’d)
Macquarie Bank Ltd.,
2.62%, 8/20/08	$ (h)284	$284
Metropolitan Life Global Funding,
2.59%, 8/21/08	(h)426	426
National Bank of Canada,
3.11%, 4/2/08	(h)568	568
National Rural Utilities Cooperative Finance Corp.,
3.13%, 9/2/08	(h)569	569
Nationwide Building Society,
2.75%, 7/28/08	(h)330	330
Unicredito Italiano Bank (Ireland) plc,
2.84%, 8/14/08	(h)313	313
3.09%, 8/8/08	(h)199	199
		8,300
		11,500

Shares
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)19,824,723	19,825

	Face
	Amount
	(000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (c)(j)(r)1,800	1,799
Total Short-Term Investments (Cost $33,124)		33,124
Total Investments (133.5%) (Cost $659,631) — Including $22,071 of Securities Loaned		615,283
Liabilities in Excess of Other Assets (-33.5%)		(154,288)
Net Assets (100%)		$460,995

(c)	All or a portion of security on loan at March 31, 2008.
(d)	Security was valued at fair value — At March 31, 2008, the Portfolio held $1,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid at March 31, 2008.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury 2 yr. Note	68	$14,597	Jun-08	$61
U.S. Treasury 5 yr. Note	500	57,117	Jun-08	798
Short:
EuroDollar CME	16	3,909	Jun-08	(85)
EuroDollar CME	16	3,916	Sep-08	(88)
EuroDollar CME	15	3,669	Dec-08	(81)
EuroDollar CME	11	2,690	Mar-09	(60)
EuroDollar CME	8	1,953	Jun-09	(42)
EuroDollar CME	29	7,063	Sep-09	(146)
EuroDollar CME	22	5,343	Dec-09	(101)
EuroDollar CME	18	4,363	Mar-10	(76)
EuroDollar CME	7	1,693	Jun-10	(27)
EuroDollar CME	3	724	Sep-10	(11)
EuroDollar CME	2	482	Dec-10	(6)
U.S. Treasury 10 yr. Note	715	85,051	Jun-08	(2,462)
U.S. Treasury Long Bond	53	6,296	Jun-08	(125)
10 yr. Swap	20	2,303	Jun-08	(61)
				$(2,512)

CME	—	Chicago Mercantile Exchange

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$330	1.57%	3/20/18	$(5)
Carnival Corp., 6.65%, 1/15/28
Bank of America	Buy	440	0.70	3/20/13	(4)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	280	0.82	3/20/18	(5)
Goodrich Corp., 7.63%, 12/15/12
Bank of America	Buy	500	1.03	3/20/18	12
Nordstrom, Inc., 6.95%, 3/15/28
Bank of America	Buy	150	1.08	3/20/18	5
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	430	1.12	3/20/18	14
Sealed Air Corp., 5.63%, 7/15/13
Bank of America	Buy	355	0.80	3/20/18	21
Textron Financial Corp., 5.13%, 2/3/11
Bank of America	Buy	610	1.18	3/20/13	(4)
Yum! Brands, Inc., 8.88%, 4/15/11
Citigroup	Buy	310	0.82	3/20/18	3
Eaton Corp., 7.65%, 11/15/29
Citigroup	Buy	545	0.62	3/20/13	4
Textron Financial Corp., 7.65%, 11/15/29
Citigroup	Buy	440	0.72	3/20/13	1
Textron Financial Corp., 7.65%, 11/15/29
Citigroup	Buy	1,600	0.43	3/20/12	32
Tyco International Ltd., Zero Coupon, 11/17/20
Credit Suisse	Buy	715	1.00	3/20/15	4
Arrow Electronics, Inc., 6.88%, 6/1/18
Goldman Sachs	Buy	560	3.05	3/20/13	(6)
AvalonBay Communities, Inc., 6.13%, 11/1/12
Goldman Sachs	Buy	1,175	0.59	3/20/13	(3)
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	1,300	0.22	3/20/12	23
Dell, Inc., 7.10% 4/15/28
Goldman Sachs	Sell	625	0.60	12/20/12	(6)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Sell	1,220	0.80	12/20/17	(5)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Buy	305	0.97	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	245	0.33	3/20/13	1
Eli Lilly, Co., 6.57%, 1/1/16
Goldman Sachs	Buy	385	0.47	3/20/18	4
Goodrich Corp., 7.63%, 12/15/12
Goldman Sachs	Buy	850	0.15	12/20/11	79
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	1,750	0.16	12/20/11	162
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	330	3.33	3/20/13	2
ProLogis, 5.50%, 3/1/13
Goldman Sachs	Buy	420	1.08	3/20/18	15
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	205	1.24	3/20/18	5
Sealed Air Corp., 5.63%, 7/15/13
Goldman Sachs	Buy	700	1.05	3/20/13	16
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	2,600	0.10	3/20/12	47
The Chubb Corp., 6.00%, 11/15/11

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	Buy	$2,600	0.12%	12/20/11	$114
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	1,500	0.80	3/20/11	(13)
Tyco International Ltd., 6.38%, 10/15/11
JPMorgan Chase	Sell	2,555	0.60	12/20/12	(8)
Dow Jones CDX North America Investment Grade Index, Series 9
JPMorgan Chase	Buy	195	0.60	3/20/13	2
Eaton Corp., 7.65%, 11/15/29
JPMorgan Chase	Buy	350	1.07	3/20/18	7
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	350	1.15	3/20/18	5
Nordstrom, Inc., 6.95%, 3/15/28
JPMorgan Chase	Buy	300	0.58	3/20/13	(1)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	410	0.63	3/20/13	(2)
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	1,500	0.65	3/20/11	(7)
Tyco International Ltd., 2.75%, 1/15/18
Lehman Brothers	Sell	1,230	0.60	12/20/12	(22)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Sell	600	0.60	12/20/12	(9)
Dow Jones CDX North America Investment Grade Index, Series 9
Lehman Brothers	Buy	390	0.45	3/20/18	5
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	280	0.46	3/20/18	3
Goodrich Corp., 7.63%, 12/15/12
Lehman Brothers	Buy	1,300	0.20	12/20/11	15
Union Pacific Corp., 6.30%, 1/15/12
Merrill Lynch	Buy	330	1.50	3/20/18	(3)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	275	1.57	3/20/18	(4)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	225	1.60	3/20/18	(3)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	440	0.92	3/20/18	(@—)
Eaton Corp., 7.65%, 11/15/29
UBS	Buy	965	0.30	3/20/13	6
Eli Lilly, Co., 6.57%, 1/1/16
UBS	Buy	270	1.73	3/20/18	5
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	270	1.78	3/20/13	3
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	310	1.00	3/20/13	8
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	270	1.01	3/20/13	7
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	615	1.06	3/20/13	(2)
Textron Financial Corp., 5.13%, 2/3/11
					$517

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$34,895	$458
	3 Month LIBOR	Pay	5.59	2/19/18	17,175	366
	3 Month LIBOR	Receive	5.82	2/12/23	44,825	(450)
	3 Month LIBOR	Receive	6.03	2/19/23	22,170	(359)
Citigroup	3 Month LIBOR	Pay	5.33	5/22/17	12,800	1,537
	3 Month LIBOR	Pay	5.37	5/23/17	12,800	1,572
	3 Month LIBOR	Pay	5.34	5/24/17	11,000	1,323
	3 Month LIBOR	Pay	5.24	9/27/17	8,000	780
	3 Month LIBOR	Receive	5.29	9/28/17	9,000	(912)
	3 Month LIBOR	Receive	5.00	11/13/17	3,000	(276)
	3 Month LIBOR	Receive	4.73	12/27/17	6,725	(450)
	3 Month LIBOR	Pay	4.47	1/10/18	6,000	198
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	28,700	3,570
	3 Month LIBOR	Pay	5.43	5/29/17	19,625	2,500
Goldman Sachs	3 Month LIBOR	Pay	5.57	2/27/18	17,355	349
	3 Month LIBOR	Pay	5.63	2/28/18	34,080	767
	3 Month LIBOR	Receive	6.04	2/25/23	43,725	(714)
	3 Month LIBOR	Receive	5.96	2/27/23	22,275	(316)
JPMorgan Chase	3 Month LIBOR	Pay	5.37	5/23/17	12,800	1,575
	3 Month LIBOR	Pay	5.34	5/24/17	2,650	321
	3 Month LIBOR	Pay	5.45	5/29/17	19,625	2,531
	3 Month LIBOR	Pay	5.44	8/20/17	3,700	427
	3 Month LIBOR	Pay	5.09	9/11/17	17,500	1,501
	3 Month LIBOR	Receive	5.23	9/27/17	8,300	(805)
	3 Month LIBOR	Receive	5.30	9/28/17	9,000	(921)
	3 Month LIBOR	Pay	5.25	10/11/17	8,500	956
	3 Month LIBOR	Receive	5.01	11/13/17	5,000	(467)
	3 Month LIBOR	Pay	4.24	1/22/18	5,350	(72)
	3 Month LIBOR	Receive	4.52	2/19/18	5,500	(203)
	3 Month LIBOR	Receive	4.62	2/22/18	6,700	(310)
						$14,476

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Investment Grade Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

* Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Limited Duration Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (90.4%)
Agency Adjustable Rate Mortgages (4.2%)
Federal Home Loan Mortgage Corp.,
4.34%, 10/1/33	$4,624	$4,735
4.38%, 7/1/35	5,773	5,807
5.45%, 7/1/34	827	842
Federal National Mortgage Association,
4.58%, 5/1/35	5,326	5,395
4.72%, 9/1/35	4,352	4,407
5.33%, 5/1/35	3,010	3,059
5.51%, 7/1/34	671	676
5.55%, 4/1/35	1,216	1,220
5.69%, 6/1/34	360	365
5.96%, 2/1/35	688	697
6.37%, 3/1/36	4,876	4,989
6.81%, 8/1/36	4,954	5,075
Government National Mortgage Association,
5.13%, 12/20/25 - 12/20/27	109	109
5.63%, 7/20/27 - 9/20/27	112	113
6.38%, 1/20/25 - 1/20/28	461	472
		37,961
Agency Fixed Rate Mortgages (1.7%)
Federal Home Loan Mortgage Corp.,
Conventional Pools:
10.00%, 3/1/11 - 10/1/20	87	101
11.00%, 5/1/20	5	6
11.50%, 1/1/18	11	12
Gold Pools:
6.50%, 9/1/19 - 11/1/29	193	203
7.00%, 3/1/32	3	3
7.50%, 11/1/19 - 11/1/32	2,329	2,519
8.50%, 8/1/28	44	49
10.00%, 10/1/21	7	8
10.50%, 1/1/19 - 10/1/20	16	19
11.50%, 8/1/10	5	6
12.00%, 6/1/15	18	21
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18 - 10/1/32	2,802	2,929
7.00%, 5/1/26 - 12/1/34	3,627	3,851
7.50%, 9/1/29 - 7/1/32	3,412	3,677
8.00%, 12/1/29 - 8/1/31	195	212
9.50%, 11/1/20	24	27
10.00%, 8/1/16 - 9/1/16	24	28
10.50%, 12/1/16	11	12
11.00%, 7/1/20	6	7
11.50%, 11/1/19	21	24
12.50%, 2/1/15	16	19
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16 - 1/15/17	89	98
9.50%, 12/15/17 - 12/15/21	184	206
10.00%, 11/15/09 - 7/15/22	450	537
10.50%, 8/15/21	25	30
11.00%, 1/15/10 - 1/15/21	184	216
11.50%, 2/15/13 - 11/15/19	113	132
		14,952
Asset Backed Corporates (21.0%)
ACE Securities Corp.,
5.30%, 9/25/33	(h)472	288
Aegis Asset Backed Securities Trust,
4.60%, 6/25/34	(h)1,225	390
Ameriquest Mortgage Securities, Inc.,
3.75%, 8/25/34	(h)3,074	2,010
Amortizing Residential Collateral Trust,
6.35%, 1/25/33	(h)122	6
BA Credit Card Trust,
3.04%, 4/16/12	(h)12,325	12,192
Capital Auto Receivables Asset Trust,
2.88%, 7/15/10	(h)3,000	2,962
4.05%, 7/15/09	396	396
4.98%, 5/15/11	9,700	9,812
5.02%, 9/15/11	5,250	5,352
5.31%, 10/20/09	(e)10,400	10,463
5.38%, 7/15/10	9,100	9,268
Capital One Auto Finance Trust,
5.07%, 7/15/11	3,729	3,665
Caterpillar Financial Asset Trust,
5.57%, 5/25/10	6,134	6,201
Chase Issuance Trust,
4.96%, 9/17/12	10,225	10,543
CIT Equipment Collateral,
5.07%, 2/20/10	4,675	4,715
CNH Equipment Trust,
5.20%, 6/15/10	3,282	3,310
5.40%, 10/17/11	3,000	3,055
Countrywide Asset Backed Certificates,
4.37%, 10/25/35	(h)1,533	1,525
Credit Based Asset Servicing and Securitization LLC,
2.64%, 7/25/36	(h)2,087	2,050
DaimlerChrysler Auto Trust,
5.00%, 2/8/12	8,825	9,039
Ford Credit Auto Owner Trust,
2.85%, 8/15/11	(h)5,700	5,593
5.05%, 3/15/10	2,463	2,481
5.26%, 10/15/10	6,300	6,370
5.40%, 8/15/11	8,950	9,202
GE Equipment Small Ticket LLC,
4.38%, 7/22/09	(e)1,306	1,312
4.88%, 10/22/09	(e)3,310	3,312
Harley-Davidson Motorcycle Trust,
2.76%, 5/15/11	1,544	1,537
3.56%, 2/15/12	2,598	2,600
3.76%, 12/17/12	6,926	6,940
4.07%, 2/15/12	4,816	4,838
4.41%, 6/15/12	5,242	5,283
Hertz Vehicle Financing LLC,
4.93%, 2/25/10	(e)4,550	4,497

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount	Value
	(000)	(000)
Asset Backed Corporates (cont’d)
Home Equity Asset Trust,
4.70%, 8/25/34	$ (h)341	$161
Honda Auto Receivables Owner Trust,
4.85%, 10/19/09	3,116	3,132
Hyundai Auto Receivables Trust,
5.04%, 1/17/12	8,400	8,511
Long Beach Mortgage Loan Trust,
2.69%, 1/25/46	(h)135	135
MBNA Credit Card Master Note Trust,
4.30%, 2/15/11	295	296
National City Auto Receivables Trust,
2.88%, 5/15/11	2,193	2,192
Nationstar Home Equity Loan Trust,
2.66%, 6/25/37	(h)4,080	3,850
New Century Home Equity Loan Trust,
4.46%, 8/25/35	(g)762	755
Nissan Auto Receivables Owner Trust,
5.03%, 5/16/11	7,125	7,281
Park Place Securities, Inc.,
4.45%, 10/25/34	(h)3,125	2,179
Soundview Home Equity Loan Trust,
2.66%, 6/25/36	(h)50	50
USAA Auto Owner Trust,
4.90%, 2/15/12	8,900	9,051
Whole Auto Loan Trust,
2.58%, 3/15/10	338	338
		189,138
Collateralized Mortgage Obligations — Agency Collateral Series (0.9%)
Federal Home Loan Mortgage Corp.,
7.50%, 9/15/29	3,470	3,678
PAC
3.50%, 5/15/22	762	762
Federal National Mortgage Association,
PAC
5.50%, 1/25/24	1,384	1,390
6.50%, 6/25/35	2,087	2,199
		8,029
Collateralized Mortgage Obligation — Non Agency Collateral Series (2.1%)
Citigroup Commercial Mortgage Trust,
5.62%, 12/10/49	(h)2,554	2,535
Countrywide Alternative Loan Trust,
IO
2.18%, 3/20/46	24,340	1,070
2.56%, 2/25/37	19,172	827
Greenpoint Mortgage Funding Trust,
IO
1.30%, 8/25/45 - 10/25/45	31,615	1,094
GS Mortgage Securities Corp.,
IO
4.01%, 8/25/35	(e)(h)13,591	361
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)18,039	521
3.60%, 5/19/35	(h)20,561	580
3.83%, 1/19/36	(h)26,802	880
3.93%, 3/19/37	(h)23,478	925
3.98%, 1/19/36	(h)11,549	430
4.06%, 7/19/47	(h)41,378	1,671
PO
3/19/37	20	16
7/19/47	@—	@—
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)16,840	553
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.65%, 6/15/49	5,230	5,230
Washington Mutual, Inc.,
IO
0.51%, 6/25/44	7,854	170
0.55%, 7/25/44	14,078	300
0.57%, 10/25/44	19,969	420
0.91%, 3/25/47	110,979	1,645
		19,228
Finance (12.4%)
Allstate Life Global Funding Trusts,
4.50%, 5/29/09	690	698
American General Finance Corp.,
4.63%, 5/15/09 - 9/1/10	1,485	1,476
AXA Financial, Inc.,
6.50%, 4/1/08	870	870
Bank of America Corp.,
3.38%, 2/17/09	3,095	3,097
Bank of Scotland plc,
5.63%, 7/20/09	(e)5,400	5,543
Bank One Corp.,
6.00%, 2/17/09	664	675
Capital One Financial Corp.,
3.27%, 9/10/09	(h)3,240	2,936
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(e)2,065	1,309
CIT Group, Inc.,
4.75%, 8/15/08	2,270	2,090
Citicorp,
6.38%, 11/15/08	1,055	1,076
Citigroup, Inc.,
3.63%, 2/9/09	2,655	2,649
4.63%, 8/3/10	1,120	1,120
Countrywide Home Loans, Inc.,
3.25%, 5/21/08	2,515	2,467
Credit Suisse USA, Inc.,
6.13%, 11/15/11	1,040	1,100
Goldman Sachs Group, Inc. (The),
6.88%, 1/15/11	2,550	2,724
Hartford Financial Services Group, Inc.,
5.55%, 8/16/08	3,700	3,723

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount	Value
	(000)	(000)
Finance (cont’d)
HSBC Finance Corp.,
4.13%, 12/15/08	$760	$759
5.88%, 2/1/09	1,580	1,592
6.38%, 10/15/11	285	293
6.40%, 6/17/08	1,470	1,477
6.75%, 5/15/11	630	654
International Lease Finance Corp.,
4.63%, 6/2/08	4,015	4,015
iStar Financial, Inc.,
3.34%, 3/9/10	(h)2,380	1,883
John Hancock Financial Services, Inc.,
5.63%, 12/1/08	3,365	3,428
John Hancock Global Funding II,
7.90%, 7/2/10	(e)625	696
JPMorgan Chase & Co.,
6.00%, 2/15/09	805	818
6.75%, 2/1/11	2,600	2,763
7.00%, 11/15/09	315	329
Lehman Brothers Holdings, Inc.,
2.65%, 12/23/08	(h)2,130	2,071
2.81%, 12/23/10	(h)1,155	986
Mantis Reef Ltd.,
4.69%, 11/14/08	(e)2,350	2,368
MBNA Corp.,
3.53%, 5/5/08	(h)1,605	1,606
Mellon Funding Corp.,
6.40%, 5/14/11	2,465	2,620
Metropolitan Life Global Funding I,
4.63%, 8/19/10	(e)4,310	4,440
Monumental Global Funding II,
4.38%, 7/30/09	(e)2,335	2,350
Popular North America, Inc.,
5.65%, 4/15/09	2,245	2,234
Pricoa Global Funding I,
3.90%, 12/15/08	(e)2,930	2,941
Prudential Funding LLC,
6.60%, 5/15/08	(e)1,970	1,976
Santander Central Hispano Issuance Ltd.,
7.63%, 11/3/09	3,900	4,173
SLM Corp.,
4.00%, 1/15/10	3,375	2,838
Sovereign Bancorp, Inc.,
2.83%, 3/23/10	(h)3,160	3,027
Suntrust Bank,
4.55%, 5/25/09	4,238	4,275
Unicredit Luxembourg Finance S.A.,
3.77%, 10/24/08	(e)(h)4,310	4,306
Wachovia Capital Trust Ill,
5.80%	(h)(o)3,170	2,260
Wachovia Corp.,
3.63%, 2/17/09	1,030	1,027
Washington Mutual, Inc.,
4.00%, 1/15/09	1,130	1,017
8.25%, 4/1/10	2,233	1,944
Wells Fargo & Co.,
3.12%, 8/15/08	2,638	2,628
Wells Fargo Bank N.A.,
6.45%, 2/1/11	2,380	2,533
World Financial Properties,
6.91%, 9/1/13	(e)2,232	2,134
6.95%, 9/1/13	(e)688	666
Xlliac Global Funding,
4.80%, 8/10/10	(e)2,485	2,490
		111,170
Industrials (9.0%)
American Honda Finance Corp.,
3.85%, 11/6/08	(e)2,650	2,655
AT&T, Inc.,
3.20%, 2/5/10	(h)3,145	3,117
5.30%, 11/15/10	600	623
BAE Systems Holdings, Inc.,
4.75%, 8/15/10	(e)2,200	2,281
British Telecommunications plc,
8.63%, 12/15/10	1,400	1,541
Brookfield Asset Management, Inc.,
8.13%, 12/15/08	2,555	2,624
Burlington Northern Santa Fe Corp.,
6.13%, 3/15/09	3,165	3,227
Comcast Cable Communications, Inc.,
6.88%, 6/15/09	1,110	1,147
Comcast Corp.,
5.85%, 1/15/10	900	925
ConocoPhillips,
8.75%, 5/25/10	2,900	3,238
Consumers Energy Co.,
4.80%, 2/17/09	2,345	2,361
COX Communications, Inc.,
4.63%, 1/15/10	1,600	1,601
CVS/Caremark Corp.,
4.00%, 9/15/09	2,710	2,712
Daimler Finance North America LLC,
3.30%, 3/13/09	(h)2,425	2,394
4.05%, 6/4/08	1,140	1,140
8.00%, 6/15/10	85	91
Deutsche Telekom International Finance B.V.,
8.00%, 6/15/10	2,245	2,403
Federated Department Stores, Inc.,
6.30%, 4/1/09	790	790
6.63%, 9/1/08	1,790	1,799
FedEx Corp.,
5.50%, 8/15/09	2,100	2,151
Home Depot, Inc.,
2.93%, 12/16/09	(h)2,425	2,313
Hospira, Inc.,
3.18%, 3/30/10	(h)2,130	2,073

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
ICI Wilmington, Inc.,
4.38%, 12/1/08	$1,070	$1,076
J.C. Penney Corp., Inc.,
7.38%, 8/15/08	2,610	2,632
Kraft Foods, Inc.,
4.00%, 10/1/08	910	909
4.13%, 11/12/09	2,560	2,566
Miller Brewing Co.,
4.25%, 8/15/08	(e)3,095	3,108
Oracle Corp.,
5.00%, 1/15/11	1,540	1,581
Safeway, Inc.,
7.50%, 9/15/09	1,585	1,665
Sara Lee Corp.,
2.75%, 6/15/08	2,770	2,766
Sealed Air Corp.,
6.95%, 5/15/09	(e)440	454
Sprint Nextel Corp.,
3.07%, 6/28/10	(h)2,515	2,146
Telecom Italia Capital S.A.,
4.00%, 1/15/10	385	378
4.88%, 10/1/10	2,400	2,365
Time Warner, Inc.,
3.30%, 11/13/09	(h)3,310	3,171
UnitedHealth Group, Inc.,
3.16%, 3/2/09	(h)1,090	1,078
4.13%, 8/15/09	1,065	1,056
Valero Energy Corp.,
3.50%, 4/1/09	3,280	3,260
Verizon Global Funding Corp.,
7.25%, 12/1/10	1,140	1,225
Viacom, Inc.,
3.15%, 6/16/09	(h)1,270	1,245
5.75%, 4/30/11	2,145	2,169
Yum! Brands, Inc.,
7.65%, 5/15/08	3,110	3,127
		81,183
Mortgages — Other (34.0%)
American Home Mortgage Assets,
2.83%, 5/25/46	(h)4,962	3,191
2.84%, 6/25/47	(h)8,038	5,292
2.86%, 10/25/46	(h)7,349	4,598
2.90%, 6/25/47	(h)3,135	1,540
2.92%, 10/25/46	(h)3,149	1,573
American Home Mortgage Investment Trust,
2.79%, 5/25/47	(h)8,031	6,118
3.02%, 3/25/46	(h)2,693	1,142
4.34%, 2/25/44	(h)637	639
Banc of America Funding Corp.,
6.21%, 9/20/46	(h)6,297	6,106
Banc of America Mortgage Securities, Inc.,
4.37%, 1/25/35	(h)4,357	4,203
5.64%, 7/25/34	(h)754	732
Bear Stearns Mortgage Funding Trust,
2.78%, 10/25/36	(h)5,955	4,516
2.81%, 12/25/46	(h)6,633	4,162
Citigroup Mortgage Loan Trust, Inc.,
5.74%, 9/25/34	(h)2,034	2,021
5.95%, 8/25/34	(h)1,065	1,023
Countrywide Alternative Loan Trust,
2.79%, 11/25/46	(h)4,108	3,141
2.81%, 5/20/46 - 2/25/47	(h)8,840	5,656
2.83%, 11/20/35 - 8/25/46	(h)9,645	6,516
2.85%, 9/25/47	(h)5,143	3,908
2.92%, 11/20/35	(h)6,249	4,371
3.00%, 2/25/35 - 4/25/35	(h)8,026	6,234
3.10%, 5/25/35	(h)6,286	5,281
5.78%, 2/25/36	(h)2,734	1,777
5.83%, 11/25/35	(h)4,699	3,571
Countrywide Home Loan Mortgage Pass Through Trust,
2.87%, 4/25/46	(h)3,454	2,164
4.55%, 11/20/34	(h)2,463	2,174
Downey Savings & Loan Association Mortgage Loan Trust,
2.70%, 4/19/38	(h)5,174	3,902
2.76%, 11/19/37	(h)5,743	4,368
2.81%, 3/19/45	(h)2,948	2,265
2.86%, 8/19/45	(h)5,453	3,726
2.93%, 10/19/45	(h)5,453	3,459
5.27%, 4/19/47	(h)5,294	3,970
First Horizon Alternative Mortgage Securities,
3.10%, 4/25/35	(h)6,567	6,397
6.00%, 2/25/37	7,324	6,591
First Horizon Asset Securities, Inc.,
5.11%, 10/25/34	(h)1,245	1,182
5.67%, 6/25/34	(h)457	441
Greenpoint Mortgage Funding Trust,
2.83%, 1/25/37	(h)6,370	4,607
6.33%, 3/25/36	(h)3,800	2,756
GS Mortgage Securities Corp.,
6.25%, 1/25/37 - 8/25/46	(e)616	609
GSR Mortgage Loan Trust,
2.86%, 8/25/46	(h)5,389	3,475
Harborview Mortgage Loan Trust,
2.76%, 10/19/37 - 3/19/38	(h)9,146	6,282
2.79%, 7/19/46	(h)4,651	2,916
2.80%, 11/19/36	(h)7,351	4,418
2.81%, 1/19/38	(h)7,797	4,953
2.92%, 2/19/36	(h)4,259	3,013
2.94%, 11/19/35	(h)2,215	1,511
3.14%, 6/20/35	(h)1,615	849
6.33%, 10/19/35 - 1/19/36	(h)13,683	10,946
Harborview NIM Corp.,
6.41%, 12/19/36 - 3/19/38	(e)823	819
Indymac Index Mortgage Loan Trust,
2.85%, 6/25/47	(h)6,559	4,128
3.35%, 7/25/34	(h)1,232	636
Lehman XS Net Interest Margin Notes,
6.50%, 4/28/46	(e)158	156

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

	Face Amount	Value
	(000)	(000)
Mortgages - Other (cont’d)
Lehman XS Trust,
2.90%, 2/25/46	$ (h)3,929	$2,484
Luminent Mortgage Trust,
2.80%, 10/25/46	(h)5,230	3,983
2.83%, 7/25/36 - 5/25/46	(h)7,780	5,045
2.85%, 5/25/36	(h)3,501	2,197
Mastr Adjustable Rate Mortgages Trust,
3.70%, 5/25/47	(h)2,750	546
Merrill Lynch Mortgage Investors, Inc.,
5.75%, 7/25/34	(h)593	575
Novastar Mortgage Backed Notes,
2.84%, 9/25/46	(h)4,136	2,617
Residential Accredit Loans, Inc.,
2.76%, 1/25/37	(h)5,781	4,336
2.77%, 3/25/37	(h)6,236	3,845
2.79%, 12/25/36 - 2/25/37	(h)14,167	9,490
2.80%, 1/25/37	(h)7,283	4,610
2.83%, 5/25/46 - 6/25/46	(h)14,311	8,835
2.86%, 2/25/46 - 5/25/47	(h)10,966	6,198
2.87%, 2/25/46	(h)7,308	4,659
2.90%, 5/25/47	(h)2,563	1,293
3.00%, 10/25/45	(h)4,525	3,041
Sharp SP I , LLC Net Interest Margin Trust,
7.00%, 10/25/46	(e)137	136
Structured Asset Mortgage Investments, Inc.,
2.79%, 2/25/36 - 2/25/37	(h)6,806	4,411
2.80%, 10/25/36	(h)6,409	4,876
2.81%, 1/25/37	(h)6,200	3,875
2.87%, 4/25/36	(h)5,312	3,402
2.91%, 2/25/36	(h)2,654	1,661
Washington Mutual, Inc.,
2.80%, 12/25/46 - 2/25/47	(h)11,305	6,854
2.89%, 8/25/45	(h)181	179
2.96%, 7/25/45 - 10/25/45	(h)5,743	3,976
5.27%, 4/25/46 - 5/25/46	(h)12,105	7,837
5.29%, 8/25/46	(h)5,010	3,658
5.31%, 7/25/46	(h)5,932	3,678
5.33%, 8/25/46	(h)8,184	5,074
Wells Fargo Mortgage Backed Securities Trust,
3.46%, 9/25/34	(h)982	982
4.11%, 6/25/35	(h)7,181	6,641
4.57%, 12/25/34	(h)5,317	4,915
7.03%, 7/25/34	(h)160	156
		306,089
U.S. Treasury Security (1.4%)
U.S. Treasury Note,
5.13%, 6/30/11	11,000	12,123
Utilities (3.7%)
Columbus Southern Power Co.,
4.40%, 12/1/10	1,750	1,763
Detroit Edison Co. (The),
6.13%, 10/1/10	2,100	2,226
Dominion Resources, Inc.,
5.69%, 5/15/08	(g)2,340	2,345
Enbridge Energy Partners LP,
4.00%, 1/15/09	3,520	3,544
Entergy Gulf States, Inc.,
3.48%, 12/1/09	(h)1,225	1,199
3.60%, 6/1/08	585	584
3.74%, 12/8/08	(e)(h)1,170	1,173
Enterprise Products Operating LP,
7.50%, 2/1/11	1,455	1,564
Keyspan Corp.,
4.90%, 5/16/08	1,300	1,302
NiSource Finance Corp.,
3.66%, 11/23/09	(h)1,145	1,112
Ohio Power Co.,
4.83%, 4/5/10	(h)2,025	1,975
Pacific Gas & Electric Co.,
3.60%, 3/1/09	2,110	2,105
Peco Energy Co.,
3.50%, 5/1/08	2,940	2,940
Public Service Co. of Colorado,
6.88%, 7/15/09	870	901
Sempra Energy,
4.75%, 5/15/09	3,025	3,053
Southwestern Public Service Co.,
6.20%, 3/1/09	2,260	2,308
Texas-New Mexico Power Co.,
6.25%, 1/15/09	2,700	2,753
		32,847
Total Fixed Income Securities (Cost $947,977)		812,720

	Shares
Preferred Stock (0.0%)
Mortgages — Other (0.0%)
Home Ownership Funding Corp., 13.33% (Cost $246)	(e)1,800	276
Short-Term Investments (9.2%)
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)81,359,000	81,359

	Face
	Amount
	(000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill,
0.73%, 4/10/08	$ (j)(r)1,429	1,430
Total Short-Term Investments (Cost $82,788)		82,789
Total Investments (99.6%) (Cost $1,031,011)		895,785
Other Assets in Excess of Liabilities (0.4%)		3,534
Net Assets (100%)		$899,319

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.
@	Face Amount/Value is less than $500.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury	649	$139,312	Jun-08	$873
2 yr. Note
U.S. Treasury	250	28,559	Jun-08	119
5 yr. Note
Short:
U.S. Treasury
10 yr. Note	86	10,230	Jun-08	(301)
U.S. Treasury
Long Bond	134	15,919	Jun-08	(270)
				$421

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Citigroup
Tyco International Ltd., Zero Coupon, 11/17/20	Buy	$4,170	0.43%	3/20/12	$84
Goldman Sachs
Dow Jones CDX North America Investment Grade Index, Series 8	Sell	8,000	0.35	6/20/12	(275)
					$(191)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.56%	2/19/18	$22,335	$448
	3 Month LIBOR	Receive	6.00	2/19/23	28,925	(439)
Citigroup	3 Month LIBOR	Pay	2.90	2/28/10	20,500	167
Deutsche Bank	3 Month LIBOR	Pay	4.55	10/23/09	21,200	956
	3 Month LIBOR	Pay	4.43	11/8/09	21,000	937
Goldman Sachs	3 Month LIBOR	Pay	5.07	10/5/08	11,000	281
	3 Month LIBOR	Pay	4.64	9/11/09	21,200	690
	3 Month LIBOR	Receive	0.60	12/20/12	7,900	(32)
	3 Month LIBOR	Pay	5.63	2/28/18	22,335	503
	3 Month LIBOR	Receive	6.04	2/25/23	28,925	(472)
JPMorgan Chase	3 Month LIBOR	Pay	5.23	9/22/08	11,000	142
	3 Month LIBOR	Pay	5.20	10/13/08	13,500	374

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Limited Duration Portfolio

Interest Rate Swap Contracts (cont’d)

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase (cont’d)	3 Month LIBOR	Pay	4.96%	3/12/09	$21,500	$523
	3 Month LIBOR	Pay	5.39	6/6/09	21,200	1,047
	3 Month LIBOR	Pay	5.49	6/14/09	21,300	1,091
	3 Month LIBOR	Pay	5.36	6/28/09	21,300	1,066
	3 Month LIBOR	Pay	5.33	6/30/09	10,700	284
	3 Month LIBOR	Pay	5.36	7/13/09	21,350	830
	3 Month LIBOR	Pay	5.08	8/1/09	22,000	835
	3 Month LIBOR	Pay	4.79	9/20/09	21,100	758
	3 Month LIBOR	Pay	4.78	10/18/09	21,000	1,039
	3 Month LIBOR	Pay	4.35	10/29/09	21,300	920
	3 Month LIBOR	Pay	4.14	12/12/09	21,000	831
	3 Month LIBOR	Pay	3.99	12/14/09	22,000	806
	3 Month LIBOR	Pay	2.79	2/4/10	20,500	116
						$13,701

LIBOR — London Inter Bank Offer Rate

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

*Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Long Duration Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Fixed Income Securities (72.1%)
Agency Fixed Rate Mortgages (7.2%)
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	$815	$1,026
Federal National Mortgage Association,
Conventional Pools:
5.00%, 6/25/35	295	296
7.25%, 5/15/30	645	853
		2,175
Finance (10.4%)
Abbey National plc,
7.95%, 10/26/29	50	54
Allstate Corp., (The),
5.95%, 4/1/36	40	36
Bank of America N.A.,
6.00%, 10/15/36	365	350
Bank One Corp.,
8.00%, 4/29/27	250	283
BB&T Corp.,
5.25%, 11/1/19	90	82
Bear Stearns Cos., Inc. (The),
7.25%, 2/1/18	150	155
Capmark Financial Group, Inc.,
6.30%, 5/10/17	15	9
Catlin Insurance Co., Ltd.,
7.25%	(h)(o)100	84
Citigroup, Inc.,
5.85%, 12/11/34	325	283
Credit Suisse/New York,
6.00%, 2/15/18	130	130
Farmers Exchange Capital,
7.05%, 7/15/28	100	92
General Electric Capital Corp.,
6.75%, 3/15/32	230	246
Goldman Sachs Group, Inc. (The),
6.13%, 2/15/33	50	46
6.75%, 10/1/37	165	154
HSBC Holdings plc,
6.50%, 5/2/36	235	228
iStar Financial, Inc.,
6.07%, 3/9/10	(h)95	75
John Deere Capital Corp.,
5.41%, 4/15/08	(h)130	130
Lehman Brothers Holdings, Inc.,
6.875%, 7/17/37	225	196
Merrill Lynch & Co., Inc.,
6.11%, 1/29/37	100	79
MetLife, Inc.,
5.70%, 6/15/35	25	22
Nationwide Building Society,
4.25%, 2/1/10	105	108
Platinum Underwriters Finance, Inc.,
7.50%, 6/1/17	15	15
Popular North America, Inc.,
5.65%, 4/15/09	50	50
Prudential Financial, Inc.,
5.90%, 3/17/36	30	27
6.63%, 12/1/37	5	5
Sovereign Bancorp, Inc.,
5.44%, 3/23/10	(h)105	101
Travelers Cos., Inc. (The),
6.75%, 6/20/36	25	25
Washington Mutual Preferred Funding II,
6.67%	(h)(o)100	54
WellPoint, Inc.,
6.38%, 6/15/37	25	22
		3,141
Industrials (16.1%)
Alcan, Inc.,
6.13%, 12/15/33	25	24
America West Airlines, Inc.,
7.10%, 4/2/21	79	78
Anadarko Petroleum Corp.,
6.45%, 9/15/36	40	41
Apache Corp.,
6.00%, 1/15/37	25	25
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	5	5
6.45%, 1/15/38	15	15
6.63%, 5/1/29	35	36
AT&T Corp.,
8.00%, 11/15/31	395	463
BellSouth Corp.,
6.55%, 6/15/34	80	79
Biogen Idec, Inc.,
6.88%, 3/1/18	70	71
Boeing Co.,
6.13%, 2/15/33	50	53
Bristol-Myers Squibb Co.,
5.88%, 11/15/36	40	39
Burlington Northern Santa Fe Corp.,
6.15%, 5/1/37	40	39
Canadian Natural Resources Ltd.,
6.25%, 3/15/38	15	14
6.45%, 6/30/33	40	40
Caterpillar, Inc.,
6.05%, 8/15/36	35	36
Coca-Cola Enterprises, Inc.,
6.95%, 11/15/26	70	79
Comcast Corp.,
6.45%, 3/15/37	155	147
6.95%, 8/15/37	60	60
ConAgra Foods, Inc.,
8.25%, 9/15/30	80	92

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
Industrials (cont’d)
ConocoPhillips Holding Co.,
6.95%, 4/15/29	$105	$120
CVS Caremark Corp.,
5.75%, 8/15/11	25	26
CVS Lease Pass Through,
6.04%, 12/10/28	126	121
Daimler Finance North America LLC,
8.50%, 1/18/31	135	155
Devon Financing Corp.,
7.88%, 9/30/31	45	56
Diageo Capital plc,
5.88%, 9/30/36	30	29
Eli Lilly & Co.,
5.55%, 3/15/37	45	43
EnCana Corp.,
6.50%, 2/1/38	40	40
6.63%, 8/15/37	30	31
France Telecom S.A.,
8.50%, 3/1/31	110	137
Hess Corp.,
7.13%, 3/15/33	45	50
Hewlett Packard Co.,
5.50%, 3/1/18	30	31
HJ Heinz Finance Co.,
6.75%, 3/15/32	30	30
Home Depot, Inc.,
5.82%, 12/16/09	(h)40	38
5.88%, 12/16/36	70	57
Honeywell International, Inc.,
5.30%, 3/1/18	40	41
IBM Corp.,
5.88%, 11/29/32	50	49
JC Penney Corp., Inc.,
7.40%, 4/1/37	35	32
Kellogg Co.,
7.45%, 4/1/31	35	41
Koninklijke Philips Electronics NV,
6.88%, 3/11/38	75	80
Kroger Co. (The),
6.90%, 4/15/38	25	26
Lockheed Martin Corp.,
6.15%, 9/1/36	60	62
Lowe’s Cos, Inc.,
6.65%, 9/15/37	25	25
Macy’s Retail Holdings, Inc.,
6.38%, 3/15/37	40	32
Medco Health Solutions, Inc.,
7.13%, 3/15/18	55	56
Merck & Co., Inc.,
5.75%, 11/15/36	35	35
News America, Inc.,
6.40%, 12/15/35	115	112
Nexen, Inc.,
6.40%, 5/15/37	50	48
Norfolk Southern Corp.,
7.05%, 5/1/37	45	49
Northrop Grumman Systems Corp.,
7.75%, 2/15/31	55	68
Petro-Canada,
5.95%, 5/15/35	55	50
Proctor & Gamble Co.,
5.55%, 3/5/37	65	65
Raytheon Co.,
7.00%, 11/1/28	25	28
Schering-Plough Corp.,
6.55%, 9/15/37	80	77
Sprint Capital Corp.,
6.13%, 11/15/08	80	79
8.75%, 3/15/32	90	76
Suncor Energy, Inc.,
6.50%, 6/15/38	25	25
Telecom Italia Capital S.A.,
7.20%, 7/18/36	125	118
Telefonica Europe B.V.,
8.25%, 9/15/30	130	152
Time Warner Cable, Inc.,
6.55%, 5/1/37	40	38
6.55%, 5/1/37	5	5
Time Warner, Inc.,
7.70%, 5/1/32	210	222
United Technologies Corp.,
6.05%, 6/1/36	50	52
UnitedHealth Group, Inc.,
6.875%, 2/15/38	50	48
Valero Energy Corp.,
3.50%, 4/1/09	50	50
6.63%, 6/15/37	45	43
Verizon Communications, Inc.,
5.85%, 9/15/35	135	123
Viacom, Inc.,
6.88%, 4/30/36	120	116
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	150	133
6.50%, 8/15/37	10	11
Weatherford International Ltd.,
6.50%, 8/1/36	55	53
7.00%, 3/15/38	25	25
Wyeth,
5.95%, 4/1/37	40	39
6.50%, 2/1/34	40	42
XTO Energy, Inc.,
6.75%, 8/1/37	25	27
		4,853
U.S. Treasury Securities (33.5%)
U.S. Treasury Bonds,
4.50%, 2/15/36	925	956

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

	Face Amount	Value
	(000)	(000)
U.S. Treasury Securities (cont’d)
5.38%, 2/15/31	$1,200	$1,388
6.13%, 11/15/27	500	621
6.38%, 8/15/27	2,000	2,546
6.63%, 2/15/27	3,500	4,555
		10,066
Utilities (4.9%)
Arizona Public Service Co.,
5.50%, 9/1/35	85	67
Carolina Power & Light Co.,
6.13%, 9/15/33	40	41
CenterPoint Energy Resources Corp.,
6.25%, 2/1/37	25	23
Consolidated Edison Co. of New York, Inc.,
5.85%, 3/15/36	40	38
Consumer’s Energy Co.,
4.40%, 8/15/09	55	55
5.65%, 4/15/20	40	40
Detroit Edison Co.,
6.35%, 10/15/32	70	71
Duke Energy Ohio, Inc.,
5.40%, 6/15/33	45	38
Enterprise Products Operating LP,
6.65%, 10/15/34	40	39
6.88%, 3/1/33	70	70
Equitable Resources, Inc.,
6.50%, 4/1/18	50	50
Florida Power & Light Co.,
5.63%, 4/1/34	40	39
5.85%, 2/1/33	10	10
Keyspan Corp.,
5.80%, 4/1/35	50	45
Kinder Morgan Energy Partners LP,
6.50%, 2/1/37	65	61
Northern States Power Co.,
6.25%, 6/1/36	35	36
Ohio Edison Co.,
6.88%, 7/15/36	70	69
Ohio Power Co.,
6.60%, 2/15/33	110	108
Pacific Gas & Electric Co.,
6.05%, 3/1/34	40	39
Pacificorp,
5.75%, 4/1/37	40	38
6.25%, 10/15/37	45	46
Plains All American Pipeline, LP/PAA Finance Corp.,
6.70%, 5/15/36	85	82
Public Service Co. of Colorado,
6.25%, 9/1/37	75	78
Public Service Electricity & Gas Co.,
5.80%, 5/1/37	65	63
Southern California Edison Co.,
5.55%, 1/15/37	40	38
Texas Eastern Transmission LP,
7.00%, 7/15/32	45	48
TransCanada Pipelines Ltd.,
6.20%, 10/15/37	75	73
Virginia Electric & Power Co.,
6.00%, 1/15/36	65	64
		1,469
Total Fixed Income Securities (Cost $21,186)		21,704

Shares
Short-Term Investments (28.2%)
Investment Company (9.3%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class	(p)2,786,481	2,786

	Face Amount
	(000)
U.S. Treasury Securities (18.9)%
U.S. Treasury Bills,
0.73%, 4/10/08	$ (j)(r)110	110
1.12%, 4/24/08	500	500
1.14%, 4/17/08	2,900	2,899
1.23%, 5/22/08	2,200	2,196
		5,705
Total Short-Term Investments (Cost $8,488)		8,491
Total Investments (100.3%) (Cost $29,674)		30,195
Liabilities in Excess of Other Assets (-0.3%)		(96)
Net Assets (100.0%)		$30,099

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(j)	All or a portion of the securities was pledged to cover margin requirements for futures contracts.
(o)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest rate shown is the rate in effect at March 31, 2008.

(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.
(r)	Rate shown is the yield to maturity at March 31, 2008.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
2 yr. Note	2	$429	Jun-08	$2
U.S. Treasury
5 yr. Note	8	914	Jun-08	14
U.S. Treasury
Long Bond	15	1,782	Jun-08	44
Short:
10 yr. Swap	2	230	Jun-08	(6)
U.S. Treasury
10 yr. Note	55	6,542	Jun-08	(198)
				$(144)

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Bank of America	Buy	$45	1.57%	3/20/18	$(1)
Carnival Corp., 6.65%, 1/15/28
Bank of America	Buy	145	0.82	3/20/18	(3)
Goodrich Corp., 7.63%, 12/15/12
Citigroup	Buy	40	0.82	3/20/18	@—
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	145	0.59	3/20/13	@—
Coca-Cola Enterprises, Inc., 6.13%, 8/15/11
Goldman Sachs	Buy	65	0.22	3/20/12	1
Dell, Inc., 7.10%, 4/15/28
Goldman Sachs	Sell	145	0.80	12/20/17	(1)
Dow Jones CDX North America Investment Grade Index, Series 9
Goldman Sachs	Buy	180	0.97	3/20/18	(1)
Eaton Corp., 7.65%, 11/15/29
Goldman Sachs	Buy	125	0.39	3/20/12	11
Motorola, Inc., 6.50%, 9/1/25
Goldman Sachs	Buy	80	1.05	3/20/13	2
Textron Financial Corp., 5.13%, 2/3/11
Goldman Sachs	Buy	125	0.11	3/20/12	2
The Chubb Corp., 6.00%, 11/15/11
Goldman Sachs	Buy	125	0.11	3/20/12	6
The Hartford Financial Services Group, Inc., 4.75%, 3/1/14
Goldman Sachs	Buy	230	0.44	3/20/12	4
Tyco International Ltd., 6.38%, 10/15/11
Goldman Sachs	Buy	65	0.26	3/20/12	1
Union Pacific Corp., 6.13%, 1/15/12
JPMorgan Chase	Buy	40	0.58	3/20/13	@—
Pepsi Bottling Group, Inc., 7.00%, 3/1/29
JPMorgan Chase	Buy	50	0.63	3/20/13	@—
Pepsi Bottling Group, Inc., 7.00%, 3/1/29

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Credit Default Swap Contracts (cont’d)

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Merrill Lynch	Buy	$40	1.50%	3/20/18	$ @—
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	20	1.60	3/20/18	@—
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	40	1.57	3/20/18	(1)
Carnival Corp., 6.65%, 1/15/28
Merrill Lynch	Buy	60	0.92	3/20/18	@—
Eaton Corp., 7.65%, 11/15/29
Merrill Lynch	Buy	135	1.25	3/20/13	(1)
Eaton Corp., 7.38%, 11/15/31
UBS	Buy	35	1.73	3/20/18	1
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	35	1.78	3/20/13	@—
Martin Marietta Materials, Inc., 6.88%, 4/1/11
UBS	Buy	50	1.00	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	25	1.01	3/20/13	1
Textron Financial Corp., 5.13%, 2/3/11
UBS	Buy	100	1.06	3/20/13	@—
Textron Financial Corp., 5.13%, 2/3/11
					$22

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$1,980	$26
	3 Month LIBOR	Receive	5.82	2/12/23	2,545	(25)
Citigroup	3 Month LIBOR	Pay	5.44	5/29/17	1,875	241
	3 Month LIBOR	Pay	5.46	8/07/17	1,000	117
Deutsche Bank	3 Month LIBOR	Pay	5.39	5/25/17	2,925	364
	3 Month LIBOR	Pay	5.45	8/09/17	1,300	152
Goldman Sachs	3 Month LIBOR	Pay	5.63	2/28/18	1,945	44
	3 Month LIBOR	Receive	6.04	2/25/23	2,495	(41)
JPMorgan Chase	3 Month LIBOR	Pay	5.45	5/29/17	1,850	239
	3 Month LIBOR	Pay	5.09	9/11/17	1,450	124
	3 Month LIBOR	Pay	5.42	9/21/37	1,000	127
						$1,368

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Long Duration Fixed Income Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

* Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (92.1%)
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corp.,
IO
6.50%, 3/15/33	$493	$93
IO PAC
6.00%, 4/15/32	1,163	83
Federal National Mortgage Association,
Inv Fl IO
6.39%, 3/25/23	468	61
IO
3.34%, 3/25/36	11,269	365
6.00%, 5/25/33	1,193	225
6.00%, 6/25/33 - 8/25/35	2,710	878
6.50%, 5/25/33 - 6/1/31	1,316	273
7.00%, 4/1/32 - 4/25/33	561	103
Government National Mortgage Association,
Inv Fl IO
5.13%, 12/16/25	289	38
5.18%, 5/16/32	195	21
5.73%, 4/16/19 - 12/16/29	690	96
		2,236
Collateralized Mortgage Obligations — Non-Agency Collateral Series (3.0%)
Bear Stearns Structured Products, Inc.,
IO
2.11%, 6/26/36	(e)74,252	928
2.20%, 1/27/37	43,113	517
2.29%, 1/27/37	(e)50,805	559
2.43%, 1/27/37	73,901	924
3.18%, 5/25/37	(e)79,888	1,997
Countrywide Alternative Loan Trust,
2.09%, 5/25/47	(e)16,997	457
2.82%, 3/20/47	(h)2,034	976
2.84%, 12/20/46	(h)2,931	1,418
2.88%, 5/20/46	(h)2,562	1,592
3.10%, 6/25/47	(h)3,193	1,533
3.78%, 2/25/47	(e)35,787	752
IO
2.17%, 3/20/46	11,422	502
2.40%, 12/20/46	30,149	1,466
2.56%, 2/25/37	12,228	527
2.86%, 3/20/47	28,535	1,478
3.68%, 12/20/35	(e)(h)11,407	390
3.91%, 12/20/35	(e)(h)15,340	602
4.15%, 8/25/46	(h)9,611	426
Countrywide Home Loan Mortgage Pass Through Trust,
2.97%, 4/25/46	(h)1,726	1,223
IO
0.51%, 10/25/34	(h)6,766	119
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
5.16%, 2/25/47	(h)2,261	1,243
Greenpoint Mortgage Funding Trust,
IO
1.13%, 6/25/45	8,662	284
1.30%, 8/25/45	7,735	251
Harborview Mortgage Loan Trust,
IO
3.34%, 6/19/35	(h)8,199	237
3.60%, 5/19/35	(h)10,911	308
3.93%, 3/19/37	(h)10,579	417
4.06%, 7/19/46	(h)18,717	756
PO
3/19/37 - 7/19/47	9	7
Harborview NIM Corp.,
3.15%, 10/20/45	(e)(h)1,974	640
Indymac Index Mortgage Loan Trust,
IO
3.32%, 7/25/35	(h)10,993	361
Residential Accredit Loans Inc.,
Zero Coupon, 3/25/47 - 8/25/47	(e)220,477	3,458
WaMu Mortgage Pass Through Certificates,
2.85%, 1/25/47	(h)2,281	1,493
IO
0.40%, 4/25/45	70,243	1,436
Washington Mutual Alternative Mortgage Pass-Through Certificates,
2.88%, 6/25/46	(h)2,803	1,362
2.90%, 10/25/46	(h)2,805	1,368
		32,007
Industrials (0.1%)
Echostar DBS Corp.,
6.38%, 10/1/11	580	558
6.63%, 10/1/14	20	18
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	730	706
		1,282
Municipal Bonds (88.8%)
Alameda, CA Unified School District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/33	9,915	2,435
Alamo Community College District, TX, General Obligation Bonds (FSA),
5.00%, 2/15/13 - 2/15/14	4,880	5,313
Alaska Railroad Corp., Revenue Bonds,
5.00%, 8/1/15	2,680	2,874
Aldine Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/13	3,040	3,300
Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center,
5.00%, 9/1/18	3,000	3,103
Allegheny County, PA Industrial Development Authority, Revenue Bonds,
4.75%, 12/1/32	525	533
Amarillo, TX, General Obligation Bonds (MBIA),
5.00%, 5/15/13	1,020	1,109
Austin, TX, Convention Enterprises, Inc., Revenue Bonds,
6.70%, 1/1/28	400	442

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Badger Tobacco Asset Securitization Corp., WI, Revenue Bonds,
6.13%, 6/1/27	$1,070	$1,073
Berks County, PA, General Obligation Bonds (FGIC),
Zero Coupon, 5/19/19 - 11/15/20	2,250	1,286
Brandon School District, MI, General Obligation Bonds (FSA),
5.00%, 5/1/16 - 5/1/19	4,230	4,591
Brunswick County, NC, General Obligation Bonds (FGIC),
5.00%, 5/1/17	1,700	1,816
Buckeye Tobacco Settlement Financing Authority,
5.38%, 6/1/24	10,950	10,498
Butler & Sedgwick Counties, KS, Unified School District General Obligation Bonds (FSA),
5.85%, 9/1/17	1,375	1,486
California State Department of Water Resources, Power Supply, Revenue Bonds,
5.00%, 5/1/22	4,800	4,949
California State Department of Water Resources Power Supply, Revenue Bonds (MBIA),
5.25%, 5/1/12	2,200	2,367
California State, General Obligation Bonds,
5.25%, 2/1/14	1,375	1,481
California State Public Works Board, Revenue Bonds,
5.25%, 6/1/13	1,150	1,241
5.50%, 6/1/15	1,275	1,410
Camden, AL, Industrial Development Board, Revenue Bonds,
6.13%, 12/1/24	625	626
Carbon County, PA, Industrial Development Authority, Revenue Bonds,
6.65%, 5/1/10	190	193
Carrollton, TX, General Obligation Bonds (FSA),
5.13%, 8/15/16	1,470	1,563
Center Township, PA, Sewer Authority, Revenue Bonds (MBIA),
Zero Coupon, 4/15/17	615	426
Chandler, AZ, Industrial Development Authority, Revenue Bonds,
4.38%, 12/1/35	(h)1,400	1,449
Chelsea, MA Lease Revenue Bonds, Series B, SAVRS (FSA),
3.67%, 6/13/23	(h)4,950	4,950
Cherokee County, GA, School Systems, General Obligation Bonds (MBIA),
5.00%, 8/1/13	1,000	1,096
Chicago, IL, Board of Education, General Obligation Bonds (FSA),
5.00%, 12/1/17	1,010	1,107
Chicago, IL, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/19	4,000	2,350
Children’s Trust Fund, Revenue Bonds,
5.38%, 5/15/33	1,820	1,730
5.75%, 7/1/20	600	628
Citizens Property Insurance Corp., FL, Revenue Bonds (MBIA),
5.00%, 3/1/12	3,000	3,197
City of Cleveland, OH, Revenue Bonds,
5.00%, 1/1/17	3,250	3,533
City of Houston, TX, (MBIA),
5.00%, 3/1/16	1,000	1,093
City of Seattle, WA, Revenue Bonds,
5.00%, 2/1/18 - 2/1/19	4,890	5,197
City of Tallahassee, FL, Revenue Bonds (MBIA),
5.00%, 10/1/11	2,470	2,653
Clark County, NV, School District, General Obligation Bonds (AMBAC),
4.50%, 6/15/11	14,000	14,774
Clark County, WA, School District No. 117, Camas, General Obligation Bonds (FSA),
5.00%, 12/1/13	1,500	1,645
Clark County, WA School District No. 114, Evergreen General Obligation Bonds (FSA),
5.00%, 6/1/13	2,500	2,724
Clear Creek, TX, Independent School District (PSFG),
5.65%, 2/15/19	1,000	1,060
Coachella Valley, Unified School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/30	1,000	274
Colorado E470 Public Highway Authority, Revenue Bonds (MBIA),
Zero Coupon, 9/1/29	18,900	5,284
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (MBIA),
4.38%, 3/1/14	1,400	1,452
4.50%, 3/1/15	1,600	1,658
4.60%, 3/1/16	1,000	1,034
Colorado Health Facilities Authority, Revenue Bonds,
Zero Coupon, 7/15/20	1,000	564
Commerce, CA, Energy Authority Revenue Bonds (MBIA),
5.25%, 7/1/09	1,355	1,397
Commonwealth of Pennsylvania, General Obligation Bonds,
5.00%, 8/1/18	17,720	19,242
Cook County, IL, School District, General Obligation Bonds (MBIA),
Zero Coupon, 12/1/22	4,125	1,891
Council Rock, PA, School District, General Obligation Bonds (MBIA),
5.00%, 11/15/19	1,285	1,389
County of Bexar, TX, General Obligation Bonds (FSA),
5.00%, 6/15/12 - 6/15/14	2,640	2,873
County of Craven, NC, COP (MBIA),
5.00%, 6/1/11	1,730	1,831
County of King, WA, General Obligation Bonds,
5.00%, 1/1/18	2,500	2,708
County of Miami-Dade, FL, Revenue Bonds (FGIC),
5.00%, 8/1/11 - 8/1/13	15,480	16,434
County of Monroe, FL, Infrastructure Sales Surtax, Revenue Bonds (MBIA),
5.00%, 4/1/18	2,445	2,606
County of Osceola, FL, Revenue Bonds (AMBAC),
5.00%, 10/1/12 - 10/1/13	5,070	5,447
County of Riverside, CA, COP (AMBAC),
5.00%, 11/1/14	3,500	3,858

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
County of St. Lucie, FL, Transportation Revenue Bonds (AMBAC),
5.00%, 8/1/13	$1,000	$1,078
Cowlitz County, WA, Public Utility District No. 1 (FGIC),
5.00%, 9/1/11	2,445	2,581
Cranberry Township, PA, General Obligation Bonds (FGIC),
4.80%, 12/1/18	1,310	1,348
Crandall, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/19 - 8/15/21	4,315	2,345
Crisp County Development Authority, Revenue Bonds,
5.55%, 2/1/15	200	207
Crowley, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/1/10 - 8/1/11	3,350	3,563
Crown Point, IN, Multi-School Building Corp., Revenue Bonds (MBIA),
Zero Coupon, 1/15/24	5,200	2,256
Cypress-Fairbanks, Texas, Independent School District, General Obligation Bonds (PSFG),
4.80%, 2/15/19	1,650	1,723
Dallas, TX, Area Rapid Transit Revenue Bonds (AMBAC),
5.00%, 12/1/11	1,915	2,067
Dallas, TX, Water & Sewer Systems (AMBAC),
5.00%, 10/1/13	10,000	10,917
Dallas, TX, Waterworks & Sewer Systems, Revenue Bonds (AMBAC),
5.00%, 10/1/12	5,000	5,421
Delta County, MI, Economic Development Corp., Revenue Bonds,
6.30%, 4/15/27	450	506
Denton, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/12	1,905	2,066
Denton, TX, Utility System Revenue Bonds (AMBAC),
5.00%, 12/1/16	1,865	1,992
Director of the State of Nevada Department of Business & Industry, Revenue Bonds,
5.63%, 12/1/26	(h)1,100	1,042
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC),
Zero Coupon, 1/1/21 - 1/1/23	3,845	1,532
District of Columbia, General Obligation Bonds (FSA),
5.00%, 6/1/16 - 6/1/18	11,480	12,379
Dover, PA, Area School District, General Obligation Bonds (FGIC),
5.00%, 4/1/16	1,000	1,049
Duncanville, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/22	4,000	1,976
Eagle, IN, Union Middle School Building, Revenue Bonds (AMBAC),
4.90%, 7/5/16	1,000	1,048
5.00%, 7/5/17	1,500	1,579
Eanes, TX, Independent School District, General Obligation Bonds (PSFG),
4.80%, 8/1/19	1,365	1,405
East Porter County, IN, School Building Corp., Revenue Bonds (MBIA),
4.70%, 7/15/12	1,025	1,044
Edgewood, TX, Independent School District (PSFG),
4.75%, 8/15/16	1,310	1,399
4.85%, 8/15/17	880	925
Elizabeth Forward, PA, School District (MBIA),
Zero Coupon, 9/1/11	1,250	1,123
Erie County, NY, Industrial Development Agency, Revenue Bonds (FSA),
5.00%, 5/1/14 - 5/1/15	5,925	6,444
Essex County, NJ, Utility Authority, Revenue Bonds (FSA),
4.80%, 4/1/14	1,005	1,020
Eureka, CA, Union School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/30	5,090	1,498
Everett, WA, Water & Sewer Revenue Bonds (MBIA),
5.00%, 7/1/13	1,630	1,778
Florida Municipal Loan Council, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/13	3,850	4,126
Florida State, Board of Education, General Obligation Bonds,
5.00%, 6/1/26 - 6/1/27	5,370	5,437
Fontana, CA, Unified School District, General Obligation Bonds (FSA),
zero coupon, 8/1/30 - 8/1/32	20,050	5,372
Fort Wayne Hospital Authority, IN, Revenue Bonds (MBIA),
4.70%, 11/15/11	1,100	1,138
Frisco, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 8/15/20 - 8/15/22	6,260	3,224
Geneva, IL, Industrial Development, Revenue Bonds (FSA),
4.80%, 5/1/19	1,705	1,754
Georgetown County, SC, Pollution Control Facility, Revenue Bonds,
5.13%, 2/1/12	725	735
Gilliam County, OR, Solid Waste Disposal, Revenue Bonds,
4.88%, 7/1/38	1,400	1,405
Girard Area, PA, School District, General Obligation Bonds (FGIC),
Zero Coupon, 10/1/18 - 10/1/19	950	622
Grand Prairie, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/14	2,240	1,779
Grapevine, TX, Certificates of Obligation, General Obligation Bonds (FGIC),
5.75%, 8/15/17	1,000	1,077
Greenville, MI, Public School, General Obligation Bonds (FSA/Q-SBLF),
5.00%, 5/1/16 - 5/1/18	2,645	2,885
Greenwood Fifty School Facilities Inc., SC, Installment Purchase Revenue Bonds (AGC),
5.00%, 12/1/11	1,000	1,078

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Gulf Coast Waste Disposal Authority, TX, Revenue Bonds,
4.55%, 4/1/12	$830	$820
Hampton Roads, VA, Sanitation District, Wastewater Revenue Bonds,
5.00%, 4/1/27 - 4/1/28	5,910	6,002
Harris County, TX, Health Facilities Development Corp., Thermal Utilities, Revenue Bonds (AGC),
5.25%, 11/15/24 - 11/15/25	7,480	7,751
Harris County, TX, Hospital District, Revenue Bonds (MBIA),
5.00%, 2/15/11	345	362
Harvey County, KS, Unified School District No. 373 Newton Refunding and Improvement (MBIA),
5.00%, 9/1/19	2,630	2,750
Hawaii State, COP, General Obligation Bonds (AMBAC),
4.80%, 5/1/12	1,275	1,298
5.00%, 4/1/13	8,290	9,014
Houston, TX, Community College Revenue Bonds,
4.00%, 4/15/11 - 4/15/12	2,865	2,974
Houston, TX, General Obligation Bonds (MBIA),
5.00%, 3/1/12	3,400	3,662
Houston, TX, Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/13 - 2/15/28	13,745	14,329
Houston, TX, Revenue Bonds (MBIA),
5.25%, 5/15/11	2,000	2,131
Houston, TX, Utility System, Revenue Bonds (FGIC),
5.00%, 11/15/13	1,000	1,069
Houston, TX, Water & Sewer System, Revenue Bonds (FSA),
Zero Coupon, 12/1/25	12,350	4,953
Humble, TX, Independent School District, General Obligation Bonds (AGC),
5.00%, 2/15/27 - 2/15/28	5,355	5,404
Idaho Housing & Finance Association, Grant - Revenue Anticipation - Federal Highway Trust, Revenue Bonds (AGC),
5.25%, 7/15/25 - 7/15/26	8,450	8,752
Illinois Development Finance Authority, Gas Supply, Revenue Bonds,
3.75%, 2/1/33	(h)5,150	5,066
Illinois Development Finance Authority, Revenue Bonds (FGIC),
Zero Coupon, 12/1/09	2,000	1,912
Illinois Health Facilities Authority Revenue Bonds (MBIA),
5.00%, 11/15/12	1,000	1,012
Illinois Health Facilities Authority Revenue Bonds SAVRS (AMBAC),
4.00%, 9/16/24	(h)12,200	12,200
Illinois Municipal Electric Agency, Revenue Bonds (FGIC),
5.00%, 2/1/13 - 2/1/15	2,065	2,197
Indiana Port Commission, Revenue Bonds,
4.10%, 5/1/12	3,450	3,485
Indiana State Development Finance Authority, Revenue Bonds,
4.70%, 10/1/31	(h)100	97
Indiana State University, Revenue Bonds (FGIC),
5.20%, 10/1/12	1,640	1,656
Indiana Transportation Finance Authority, Highway Revenue Bonds (AMBAC),
Zero Coupon, 12/1/16	1,695	1,157
Intermountain Power Agency, UT, Power Supply Revenue Bonds,
Zero Coupon, 7/1/17	1,750	1,184
Iowa Finance Authority, Private University, Revenue Bonds (CIFG),
5.00%, 4/1/13	1,210	1,277
Iredell County, NC, COP, Irdell County School Project,
5.13%, 6/1/27	1,650	1,671
Irving, TX, Independent School District General Obligation Bonds (PSFG),
Zero Coupon, 2/15/13	1,945	1,628
Judson, Texas, Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/1/13	1,000	1,085
Kane & De Kalb Counties, IL, Community Unit School District General Obligation Bonds (AMBAC),
Zero Coupon, 12/1/09	725	694
Kentucky Asset Liability Commission, KY, Revenue Bonds (MBIA),
5.00%, 9/1/11 - 9/1/14	17,810	19,181
King County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/19	1,075	1,109
King County, WA, School District No. 414 Lake Washington (FSA),
5.00%, 12/1/16 - 12/1/19	15,680	17,083
Lake County, IL, Community Consolidated School District, General Obligation Bonds (FGIC),
Zero Coupon, 12/1/19 - 12/1/21	12,775	6,695
Lakeview, MI, Public School District, General Obligation Bonds (Q-SBLF),
5.00%, 5/1/16	1,060	1,135
Lamar, TX, Consolidated Independent School District, General Obligation Bonds (PSFG),
5.00%, 2/15/12	1,000	1,076
Lancaster, TX, Independent School District, General Obligation Bonds (FSA),
Zero Coupon, 2/15/09	1,795	1,761
Las Vegas, NV, Water District, General Obligation Bonds,
5.00%, 6/1/18	4,695	5,125
Lewisville, TX, Independent School School District, General Obligation Bonds (FGIC),
4.00%, 8/15/10	4,905	5,070
Lexington County, SC, Revenue Bonds,
5.00%, 11/1/16	165	171
Long Beach, CA, Community College District, General Obligation Bonds (FGIC),
Zero Coupon, 5/1/14	2,465	1,941
Long Island, NY, Power Authority Electric System, Revenue Bonds (FSA),
Zero Coupon, 6/1/16	3,700	2,641
Louisiana Correctional Facilities Corp., LA, Revenue Bonds (AMBAC),
5.00%, 9/1/12	1,230	1,317

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Louisiana Local Government Environmental Facilities, Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects (AMBAC),
5.00%, 11/1/13	$1,320	$1,426
5.00%, 11/1/15	(e)1,200	1,300
Louisiana Offshore Terminal Authority, LA, Revenue Bonds,
4.30%, 10/1/37	(h)2,600	2,660
Lubbock, TX, General Obligation Bonds (FSA),
5.00%, 2/15/11 - 2/15/14	3,160	3,400
Madera, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/26 - 8/1/28	7,000	2,348
Madison & Jersey Counties, IL, Unit School District, General Obligation Bonds (FSA),
Zero Coupon, 12/1/20	2,900	1,567
Maricopa County, AZ, Pollution Control,
2.90%, 6/1/35	(h)1,600	1,613
4.00%, 1/1/38	(h)350	358
Maryland State Department of Transportation, Construction Transportation, Revenue Bonds,
5.00%, 2/15/18	5,100	5,571
Maryland State Economic Development Corp., Revenue Bonds,
7.50%, 12/1/14	350	383
Massachusetts State Development Finance Agency, Resource Recovery, Waste Management Inc. Project, Revenue Bonds,
6.90%, 12/1/29	(h)250	261
Massachusetts State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
4.80%, 7/1/12	1,665	1,697
Maury County, TN, Industrial Development Board, Solid Waste Disposal Revenue Bonds,
6.30%, 8/1/18	1,075	1,155
Memphis-Shelby County Sports Authority Inc., Revenue Bonds, Memphis Arena Project (MBIA),
5.00%, 11/1/13	1,410	1,521
Memphis-Shelby County, TN, Airport Authority Special Facilities, Revenue Bonds, Federal Express Corp.,
5.00%, 9/1/09	850	870
Merced City, CA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/28 - 8/1/29	4,665	1,392
Merrillville, IN, Multi School Building Corp., Revenue Bonds (State Aid Withholding),
5.00%, 1/15/17 - 7/15/17	2,545	2,667
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA),
Zero Coupon, 6/15/20 12/15/23	5,175	2,685
Miami-Dade County, FL, School Board, COP, General Obligation Bonds (FGIC),
5.00%, 5/1/11 - 5/1/13	15,005	15,871
Michigan City, IN, Area-Wide School Building Corp., Revenue Bonds (FGIC),
Zero Coupon, 1/15/17 - 1/15/20	6,750	4,148
Michigan State Building Authority, Revenue Bonds (MBIA),
5.25%, 10/1/10 - 10/1/11	3,000	3,191
Michigan State Strategic Fund, Michigan House of Representatives Facilities Project, Revenue Bonds,
5.25%, 10/15/23	1,485	1,559
Michigan State Strategic Fund, Solid Waste Management Project, Revenue Bonds (GTY AGMT),
4.63%, 12/1/12	275	275
Midland, TX Independent School District, General Obligation Bonds (FGIC),
5.95%, 3/1/18	1,225	1,308
Milwaukee, WI, Sewer Revenue Bonds (AMBAC),
4.88%, 6/1/19	2,070	2,128
Monmouth County, NJ, Improvement Authority, Revenue Bonds (AMBAC),
5.00%, 12/1/16 - 12/1/17	3,010	3,286
Montour, PA, School District, General Obligation Bonds (MBIA),
Zero Coupon, 1/1/13	300	252
Morton Grove, IL, General Obligation Bonds (FGIC),
4.50%, 12/1/13	1,480	1,489
Mount San Antonio, CA, Community College District, General Obligation Bonds (MBIA),
Zero Coupon, 8/1/16 - 8/1/17	27,555	18,536
Nassau County, NY, Improvement Bonds, General Obligation Bonds (FSA),
6.00%, 3/1/17	1,275	1,360
Nebraska Public Power District, Revenue Bonds (FSA),
5.00%, 1/1/11 - 1/1/13	9,360	10,015
New Jersey Economic Development Authority, Revenue Bonds,
Zero Coupon, 4/1/12	625	552
New Jersey State Educational Facilities Authority, Rowan University, Revenue Bonds (AGC),
5.00%, 7/1/27	2,405	2,432
New Mexico Finance Authority, Revenue Bonds,
5.00%, 6/1/25 - 6/1/27	5,115	5,206
New Mexico Finance Authority Revenue Bonds (MBIA),
5.00%, 6/15/12 - 6/15/15	7,115	7,757
New Orleans, LA, Audubon Commission, General Obligation Bonds (FSA),
5.00%, 10/1/13	1,695	1,838
New York City, NY, Industrial Development Agency, Revenue Bonds (FSA),
6.00%, 11/1/15	1,360	1,380
New York Power Authority (MBIA),
5.00%, 11/15/14 - 11/15/15	11,360	12,523
New York State Dormitory Authority, Revenue Bonds (FSA),
5.10%, 2/15/11	1,250	1,271
Noblesville, IN, High School Building Corp., Revenue Bonds (AMBAC),
Zero Coupon, 2/15/19	1,850	1,087
5.00%, 1/10/12 - 7/10/13	4,880	5,292
North Carolina Infrastructure Finance Corp., Certificate of Participation General Obligation Bonds (FSA),
5.00%, 5/1/13 - 5/1/14	8,440	9,201
North Carolina Infrastructure Finance Corp., COP, General Obligation Bonds (AMBAC),
5.00%, 6/1/15	3,750	4,098

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
North Carolina Infrastructure Finance Corp., COP, General Obligation Bonds (FSA),
5.00%, 5/1/12	$5,675	$6,128
North Carolina Municipal Power Agency, Electric Revenue Bonds,
6.63%, 1/1/10	850	896
North Side, IN, High School Building Corp., Revenue Bonds (FSA),
5.25%, 7/15/13	2,910	3,232
North Slope Borough, AK, General Obligation Bonds (MBIA),
Zero Coupon, 6/30/12	2,900	2,492
North Texas Tollway Authority, Revenue Bonds (AGC),
Zero Coupon, 1/1/34 - 1/1/36	41,900	9,201
Northwest Allen County, Middle School Building Corp. (FSA),
5.00%, 7/15/16 - 7/15/19	4,595	4,953
Norwalk-La Mirada, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25	8,900	3,365
Ohio State, Solid Waste Revenue Bonds,
4.25%, 4/1/33	(h)700	646
Okemos, MI, Public School District, General Obligation Bonds (MBIA),
Zero Coupon, 5/1/15	900	672
Ouachita Parish, LA, West Ouachita Parish School District, Revenue Bonds (MBIA),
4.70%, 9/1/14	1,020	1,045
Pajaro Valley, CA, Unified School District, Certificates Partnership, General Obligation Bonds (FSA),
Zero Coupon, 8/1/27	2,220	776
Palm Beach County School Board, FL COP, General Obligation Bonds (FGIC),
5.00%, 8/1/11 - 8/1/12	7,770	8,255
Palm Beach County School Board, FL Certificate of Participation General Obligation Bonds (MBIA),
5.00%, 8/1/12 - 8/1/13	7,280	7,804
Palomar Pomerado Health (MBIA),
Zero Coupon, 8/1/16 - 8/1/19	11,170	6,977
Pearland, TX, Independent School District, General Obligation Bonds (PSFG),
4.88%, 2/15/19	1,425	1,529
Penn Hills Municipality, PA, General Obligation Bonds,
Zero Coupon, 6/1/12 - 12/1/13	2,115	1,758
Pennsylvania Convention Center Authority, Revenue Bonds (FGIC),
6.70%, 9/1/16	500	574
Pennsylvania State Financing Authority, Aliquippa School District, Revenue Bonds (State Aid Withholding),
Zero Coupon, 6/1/12	685	598
Pennsylvania State Public School Building Authority, Marple Newtown School District Project, Revenue Bonds (MBIA),
4.60%, 3/1/15	1,065	1,130
4.70%, 3/1/16	715	761
Pennsylvania State Higher Education, Facilities Authority Revenue, SAVRS, St. Joseph’s University (XLCA),
Zero Coupon, 7/15/36	(h)13,425	13,425
Philadelphia Authority for Industrial Development (FGIC),
5.00%, 10/1/11 - 2/15/15	20,190	21,474
Philadelphia, PA, Water & Wastewater, Revenue Bonds (AMBAC),
5.00%, 8/1/11 - 8/1/13	8,005	8,565
Piedmont, SC, Municipal Power Agency, Revenue Bonds (AMBAC),
Zero Coupon, 1/1/31 - 1/1/32	22,300	5,646
Pittsburgh, PA, Stadium Authority Lease Revenue Bonds,
6.50%, 4/1/11	105	111
Pittsburgh, PA, Urban Redevelopment Authority (FGIC),
Zero Coupon, 9/1/26	10,000	3,540
Pittsburgh, PA, Water & Sewer Authority, Water & Sewer System, Revenue Bonds (FGIC),
5.00%, 9/1/13	1,000	1,094
Regional Transportation District, CO, Certificate Participation (AMBAC),
5.00%, 12/1/12 - 12/1/13	14,085	15,155
Rescue Union School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27	2,000	677
Richardson, TX, Hotel Occupancy, Certificates of Obligation, General Obligation Bonds (FGIC),
5.75%, 2/15/17	1,405	1,493
Richland County, SC, Revenue Bonds,
6.10%, 4/1/23	725	713
Rincon Valley, CA, Union School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/32 - 8/1/35	9,675	2,182
Riverside, CA, Electric Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/12	3,380	3,618
Robinson Township, PA, Municipal Authority, Revenue Bonds,
6.90%, 5/15/18	45	52
Saginaw, MI, Hospital Financing Authority, Revenue Bonds (MBIA),
5.38%, 7/1/19	1,265	1,300
Sam Rayburn, TX, Municipal Power Agency, Revenue Bonds,
6.00%, 10/1/21	650	661
San Antonio County, TX, Parking System, Revenue Bonds (AMBAC),
5.50%, 8/15/17	700	729
Sanger, TX, Independent School District, General Obligation Bonds (PSFG),
Zero Coupon, 2/15/19 - 2/15/22	4,265	2,296
Santa Ana, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/19 - 8/1/20	5,475	3,037
Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds,
6.63%, 7/1/09	35	36
Seminole County, FL, School Board, COP (AMBAC),
5.00%, 7/1/11 - 7/1/12	6,750	7,185
Spokane County, WA, General Obligation Bonds (MBIA),
5.00%, 12/1/11	1,000	1,079

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Spooner, WI, Area School District, (AGC),
4.75%, 10/1/24	$1,000	$1,004
Spring, TX Independent School District, General Obligation Bonds (PSFG),
5.00%, 8/15/19	1,760	1,815
State of Mississippi, General Obligation Bonds,
5.00%, 12/1/15 - 12/1/17	19,705	21,676
State of Nevada, General Obligation Bonds (FGIC),
5.00%, 12/1/11 - 12/1/13	13,360	14,473
State of North Carolina, Revenue Bonds (MBIA),
5.00%, 3/1/13	5,120	5,571
State of Texas, Transportation Communications - Mobility Fund, General Obligation Bonds,
5.00%, 4/1/18	4,000	4,361
Steel Valley, PA, Allegheny County School District, General Obligation Bonds,
Zero Coupon, 11/1/11 - 11/1/17	1,820	1,486
Tallahassee Blueprint 2000 Intergovernmental Agency, Revenue Bonds (MBIA),
5.00%, 10/1/11 - 10/1/14	7,505	8,024
Texas State Turnpike Authority, Revenue Bonds (AMBAC),
Zero Coupon, 8/15/18	5,700	3,450
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1,
4.75%, 6/1/23	5,960	5,544
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds,
6.50%, 6/1/26	895	908
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds,
5.50%, 5/15/30	1,350	1,276
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds,
4.38%, 6/1/19	325	326
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds,
6.00%, 6/1/23	1,575	1,539
Toledo-Lucas County, OH, Port Authority, Revenue Bonds,
6.45%, 12/15/21	900	957
Traverse City, MI, Public Schools (FSA),
5.00%, 5/1/16 - 5/1/19	7,840	8,522
Triborough Bridge & Tunnel Authority, NY, Revenue Bonds (Go of Auth),
4.75%, 11/15/29	2,770	2,708
Union Elementary School District, CA, General Obligation Bonds (MBIA),
Zero Coupon, 9/1/27 - 9/1/28	8,000	2,692
University of Arkansas, Revenue Bonds (FSA),
4.90%, 12/1/19	2,315	2,497
University of Cincinnati, OH, General Obligation Bonds (MBIA),
5.00%, 6/1/19	3,475	3,714
University of Massachusetts Building Authority, Revenue Bonds (AMBAC),
5.25%, 11/1/11	2,100	2,256
University of Southern Indiana, IN, Revenue Bonds (AMBAC),
5.00%, 10/1/09	1,095	1,139
University of Utah, COP, General Obligation Bonds (AMBAC),
5.00%, 12/1/11 - 12/1/13	4,040	4,384
Upper Darby Township, PA, General Obligation Bonds (AMBAC),
Zero Coupon, 7/15/11	525	472
Utah County, UT Environmental Improvement, Revenue Bonds,
5.05%, 11/1/17	170	175
Vancouver, WA, Water & Sewer Revenue Bonds (MBIA),
4.60%, 6/1/13	1,000	1,002
Victor Elementary School District, CA, General Obligation Bonds (FGIC),
Zero Coupon, 2/1/30	2,100	584
Virginia State Peninsula Regional Jail Authority, Revenue Bonds (MBIA),
5.00%, 10/1/12 - 10/1/13	2,705	2,911
Warren, MI, Consolidated School District, General Obligation Bonds (Q-SBLF),
4.15%, 5/1/14	1,000	1,039
Washington State Health Care Facilities, (Children Hospital), Revenue Bonds (FSA),
4.70%, 10/1/11	1,075	1,097
Washington State Health Care Facilities, (Providence Health), Revenue Bonds,
5.25%, 10/1/33	3,000	3,019
Washington State Health Care Facilities Authority, Revenue Bonds (AMBAC),
5.13%, 11/15/11	1,000	1,021
Washington State Motor Vehicle Fuel Facilities, General Obligation Bonds (AMBAC),
Zero Coupon, 6/1/14 - 6/1/16	8,160	6,116
Washington State Recreational Facilities, General Obligation Bonds (FGIC),
Zero Coupon, 1/1/17	6,900	4,683
Washoe County, NV, General Obligation Bonds (FSA),
Zero Coupon, 7/1/18	4,235	2,665
Washoe County, NV, School District, School Improvement, General Obligation Bonds,
4.75%, 6/1/26	1,405	1,395
5.00%, 6/1/28	2,250	2,277
Wayne State University, MI, Revenue Bonds (FGIC),
5.00%, 11/15/30	6,130	6,145
West Contra Costa, CA, Unified School District, General Obligation Bonds (FGIC),
Zero Coupon, 8/1/25 - 8/1/27	23,200	8,115
West Ottawa Public School District, MI ,General Obligation Bonds (Q-SBLF),
5.00%, 5/1/21	850	926
West Virginia School Building Authority (FGIC),
5.00%, 7/1/11 - 7/1/12	8,135	8,628
West Virginia University Revenue Bonds (AMBAC),
Zero Coupon, 4/1/22 - 4/1/24	2,000	907
Westfield High School Building Corp., IN, Revenue Bonds (FSA),
5.00%, 1/10/13	1,285	1,392

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

	Face
	Amount	Value
	(000)	(000)
Municipal Bonds (cont’d)
Will County, IL, Community High School District No. 210, Lincoln Way School Building, General Obligation Bonds (FGIC),
5.00%, 1/1/11	$1,155	$1,214
William S Hart Union High School District, CA, General Obligation Bonds (FSA),
Zero Coupon, 9/1/21 - 9/1/28	18,290	8,493
Winnebago County, IL, School District, General Obligation Bonds (FSA),
Zero Coupon, 1/1/14	3,600	2,866
Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (AMBAC),
5.63%, 2/15/12	1,000	1,090
Yosemite, CA, Community College District, General Obligation Bonds (FSA),
Zero Coupon, 8/1/22 - 8/1/25	11,455	4,947
Ypsilanti, MI, School District, General Obligation Bonds (FGIC),
4.70%, 5/1/12	1,115	1,135
		931,508
Total Fixed Income Securities (Cost $973,332)		967,033

	Shares
Preferred Stocks (3.1%)
Finance (3.1%)
ABN AMRO North America Capital Funding Trust I	(e)5,875	5,895
Citigroup Inc.,	121,000	2,909
Freddie Mac	108,800	2,964
Goldman Sachs Group, Inc.,	121,000	2,153
International Lease Finance Corp.,	31	3,095
Lehman Brothers Holdings, Inc.,	103,500	2,130
Pitney Bowes International Holdings, Inc.,	34	3,304
US Bancorp,	275,400	5,639
WachoviaCorp.,	2,565,000	2,528
Washington Mutual Preferred Funding II LLC,	(e)1,800,000	1,379
Total Preferred Stocks (Cost $34,189)		31,996

Short-Term Investments (7.4%)
Investment Companies (7.4%)
Dreyfus Tax Exempt Cash Management Fund	11,742,790	11,743
Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class	(p)66,227,050	66,227
Total Short-Term Investments (Cost $77,970)		77,970
Total Investments (102.6%) (Cost $1,085,491)		1,076,999
Liabilities in Excess of Other Assets (-2.6%)		(27,481)
Net Assets (100%)		$1,049,518

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2008.
(p)	See Note F within the Notes to Financial Statements regarding investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class.
AGC	Assured Guaranty Corp.
AMBAC	Ambac Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GTY AGMT	Guaranty Agreement
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2008.
IO	Interest Only
MBIA	MBIA Insurance Corp.
PAC	Planned Amortization Class
PO	Principal Only
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
Q-SBLF	Qualified State Bond Loan Fund
XLCA	XL Capital Assurance

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	68	$7,768	Jun-08	$10
5 yr. Swap	1,580	176,861	Jun-08	892
10 yr. Swap	933	107,426	Jun-08	2,489
Short:
EuroDollar
CME	142	34,694	Jun-08	(760)
EuroDollar
CME	131	32,064	Sep-08	(732)
EuroDollar
CME	128	31,309	Dec-08	(696)
EuroDollar
CME	110	26,899	Mar-09	(608)
EuroDollar
CME	80	19,526	Jun-09	(428)
EuroDollar
CME	75	18,267	Sep-09	(377)
EuroDollar
CME	65	15,786	Dec-09	(297)
EuroDollar
CME	75	18,177	Mar-10	(318)
EuroDollar
CME	58	14,025	Jun-10	(224)
EuroDollar
CME	50	12,064	Sep-10	(175)

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
EuroDollar CME	42	$10,112	Dec-10	$(133)
U.S. Treasury 2 yr. Note	233	50,015	Jun-08	20
U.S. Treasury 10 yr. Note	1,381	164,274	Jun-08	(2,488)
10 yr. swap	180	20,725	Jun-08	(156)
U.S. Treasury Long Bond	481	57,141	Jun-08	10
				$(3,971)

CME Chicago Mercantile Exchange

Credit Default Swap Contracts

The Portfolio had the following credit default swap agreement(s) open at period end:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs
Eli Lilly Co., 6.57%, 1/1/16	Buy	$470	0.33%	3/20/13	$2
JPMorgan Chase
General Motors Acceptance Corp., 6.88%, 8/28/12	Sell	1,000	4.15	12/20/10	(193)
UBS
Eli Lilly Co., 6.57%, 1/1/16	Buy	2,040	0.30	3/20/13	12
					$(179)

Interest Rate Swap Contracts

The Portfolio had the following interest rate swap agreement(s) open at period end:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America	3 Month LIBOR	Pay	5.37%	2/12/18	$68,410	$899
	3 Month LIBOR	Receive	5.82	2/12/23	87,875	(881)
Goldman Sachs	3 Month LIBOR	Pay	5.62	2/19/18	34,405	768
	3 Month LIBOR	Pay	5.63	2/28/18	69,280	1,559
	3 Month LIBOR	Pay	6.06	2/19/23	44,515	(753)
	3 Month LIBOR	Receive	6.04	2/25/23	88,885	(1,451)
JPMorgan Chase	3 Month LIBOR	Receive	5.62	5/11/27	84,000	(2,040)
Lehman Brothers	3 Month LIBOR	Receive	5.10	2/2/15	65,000	4,248
						$2,349

LIBOR — London Inter Bank Offer Rate

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Portfolio of Investments (cont’d)

Municipal Portfolio

Graphic Presentation of Portfolio Holdings

The following graph depicts the Portfolio’s holdings by industry and/or investment type, as a percentage of total investments.

* Industries and/or investment types which do not appear in the above graph, as well as those which represent less than 5% of total    investments, if applicable, are included in the category labeled “Other”.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities

		Equities	Mid Cap	U.S. Mid
	Balanced	Plus	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$260,892	$22,674	$3,131,645	$160,792
Investment in Securities of Affiliated Issuer(s), at Cost:	90,640	2,348	21,290	4,970
Total Investments in Securities, at Cost:	351,532	25,022	3,152,935	165,762
Foreign Currency, at Cost:	3,544	—	@—	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	268,688	17,137	3,241,996	150,725
Investment in Securities of Affiliated Issuer(s), at Value:	87,747	2,348	21,290	4,970
Total Investments in Securities, at Value:	356,435	19,485	3,263,286	155,695
Foreign Currency, at Value:	3,545	—	@—	—
Cash	—	—	1	—
Due from Broker	2,279	—	—	—
Receivable for Portfolio Shares Sold	116	—	5,287	82
Receivable for Investments Sold	2,008	—	3,204	386
Unrealized Appreciation on Swap Agreements	3,041	706	—	—
Unrealized Appreciation on Foreign Currency Exchange Contracts	997	—	@—	—
Receivable from Affiliate	49	1	23	1
Dividends Receivable	198	2	729	155
Interest Receivable	701	168	412	15
Foreign Withholding Tax Reclaim Receivable	@—	—	—	—
Due from Adviser	—	7	—	—
Other Assets	5	@—	38	2
Total Assets	369,374	20,369	3,272,980	156,336
Liabilities:
Collateral on Securities Loaned, at Value:	4,408	102	—	—
Payable for Delayed Delivery Commitments	19,861	—	—	—
Payable for Investments Purchased	286	—	1,108	811
Due to Broker	—	205	—	—
Unrealized Depreciation on Foreign Currency Exchange Contracts	66	—	@—	—
Unrealized Depreciation on Swap Agreements	918	86	—	—
Payable for Portfolio Shares Redeemed	3,586	—	2,392	16
Payable for Investment Advisory Fees	397	—	4,131	287
Payable for Administration Fees	23	1	222	11
Payable for Custodian Fees	10	2	29	3
Payable for Trustees’ Fees and Expenses	7	—	22	21
Bank Overdraft	6	27	—	—
Payable for Shareholder Servicing Fees — Investment Class	1	—	—	@—
Payable for Shareholder Servicing Fees — Class P	7	@—	304	5
Other Liabilities	73	31	388	42
Total Liabilities	29,649	454	8,596	1,196
Net Assets	$339,725	$19,915	$3,264,384	$155,140
Net Assets Consist Of:
Paid-in Capital	$331,950	$29,818	$3,551,842	$301,735
Undistributed (Distributions in Excess of) Net Investment Income	3,984	414	(27)	309
Accumulated Net Realized Gain (Loss)	(5,064)	(5,388)	(397,780)	(136,837)
Unrealized Appreciation (Depreciation) on:
Investments	4,903	(5,537)	110,351	(10,067)
Foreign Currency Exchange Contracts and Translations	931	—	(2)	—
Futures Contracts	898	(12)	—	—
Swap Agreements	2,123	620	—	—
Net Assets	$339,725	$19,915	$3,264,384	$155,140

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities (cont’d)

		Equities	Mid Cap	U.S. Mid
	Balanced	Plus	Growth	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$300,169	$19,548	$1,844,804	$128,138
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	21,880,544	2,992,136	63,038,814	4,051,586
Net Asset Value, Offering and Redemption Price Per Share	$13.72	$6.53	$29.26	$31.63
INVESTMENT CLASS:
Net Assets	$4,941	$—	$—	$2,207
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	360,698	—	—	70,171
Net Asset Value, Offering and Redemption Price Per Share	$13.70	$—	$—	$31.45
CLASS P:
Net Assets	$34,615	$367	$1,419,580	$24,795
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	2,528,323	56,130	49,797,804	788,054
Net Asset Value, Offering and Redemption Price Per Share	$13.69	$6.53	$28.51	$31.46
(1) Including:
Securities on Loan, at Value:	$5,253	$101	$—	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities

	U.S. Small		Core Fixed	Core Plus Fixed
	Cap Value	Value	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$726,921	$280,500	$391,597	$3,350,574
Investments in Securities of Affiliated Issuer(s), at Cost:	37,955	4,660	24,631	174,644
Total Investments in Securities, at Cost:	764,876	285,160	416,228	3,525,218
Foreign Currency, at Cost:	—	—	—	@—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	751,333	275,008	362,499	3,081,980
Investments in Securities of Affiliated Issuer(s), at Value:	37,955	4,660	24,631	174,644
Total Investments in Securities, at Value:	789,288	279,668	387,130	3,256,624
Foreign Currency, at Value:	—	—	—	@—
Cash	@—	109	328	1,107
Receivable for Portfolio Shares Sold	245	362	81	1,320
Interest Receivable	131	28	1,647	16,626
Unrealized Appreciation on Swap Agreements	—	—	13,577	104,636
Receivable for Investments Sold	1,730	1,071	4,946	3,684
Receivable from Affiliate	12	2	8	41
Dividends Receivable	868	577	—	—
Other Assets	12	9	6	58
Total Assets	792,286	281,826	407,723	3,384,096
Liabilities:
Collateral on Securities Loaned, at Value:	—	5,535	10,625	82,139
Payable for Delayed Delivery Commitments	—	—	79,336	697,466
Payable for Investments Purchased	4,259	109	6,216	12,208
Unrealized Depreciation on Foreign Currency Exchange Contracts	—	—	—	2,363
Unrealized Depreciation on Swap Agreements	—	—	4,021	34,179
Due to Broker	—	—	9,243	64,627
Payable for Portfolio Shares Redeemed	623	2,404	409	2,156
Payable for Investment Advisory Fees	1,268	433	283	2,137
Payable for Administration Fees	53	21	21	171
Payable for Custodian Fees	6	@—	3	25
Payable for Trustees’ Fees and Expenses	17	24	4	81
Payable for Shareholder Servicing Fees — Investment Class	—	5	—	18
Payable for Shareholder Servicing Fees — Class P	12	29	3	28
Other Liabilities	195	101	73	267
Total Liabilities	6,433	8,661	110,237	897,865
Net Assets	$785,853	$273,165	$297,486	$2,486,231
Net Assets Consist Of:
Paid-in Capital	$759,513	$280,992	$313,376	$2,725,669
Undistributed (Distributions in Excess of) Net Investment Income	861	1,718	3,770	36,193
Accumulated Net Realized Gain (Loss)	1,067	(4,053)	639	(70,980)
Unrealized Appreciation (Depreciation) on:
Investments	24,412	(5,492)	(29,098)	(268,594)
Foreign Currency Exchange Contracts and Translations	—	—	—	(2,349)
Futures Contracts	—	—	(757)	(4,165)
Swap Agreements	—	—	9,556	70,457
Net Assets	$785,853	$273,165	$297,486	$2,486,231

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities (cont’d)

	U.S. Small		Core Fixed	Core Plus Fixed
	Cap Value	Value	Income	Income
	Portfolio	Portfolio	Portfolio	Portfolio
	(000)	(000)	(000)	(000)
CLASS I:
Net Assets	$724,824	$139,395	$284,186	$2,211,583
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	33,090,317	9,629,250	27,709,136	204,757,700
Net Asset Value, Offering and Redemption Price Per Share	$21.90	$14.48	$10.26	$10.80
INVESTMENT CLASS:
Net Assets	$—	$—	$—	$142,525
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	—	—	13,198,771
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$10.80
CLASS P:
Net Assets	$61,029	$133,770	$13,300	$132,123
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	2,800,541	9,254,486	1,304,386	12,249,678
Net Asset Value, Offering and Redemption Price Per Share	$21.79	$14.45	$10.20	$10.79
(1) Including:
Securities on Loan, at Value:	$—	$5,490	$22,297	$106,380

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities

	High Yield Portfolio (000)	Intermediate Duration Portfolio (000)	International Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$208,490	$144,208	$193,317	$636,606
Investments in Securities of Affiliated Issuer(s), at Cost:	9,484	14,403	8,950	23,025
Total Investments in Securities, at Cost:	217,974	158,611	202,267	659,631
Foreign Currency, at Cost:	@—	—	367	—
Investments in Securities of Unaffiliated Issuers, at Value:(1)	161,181	131,582	217,302	592,258
Investments in Securities of Affiliated Issuer(s), at Value:	9,484	14,403	8,950	23,025
Total Investments in Securities, at Value:	170,665	145,985	226,252	615,283
Foreign Currency, at Value:	@—	—	366	—
Cash	—	300	—	4
Due from Broker	—	—	2,132	—
Interest Receivable	3,283	765	3,141	2,826
Unrealized Appreciation on Foreign Currency Exchange Contracts	—	—	5,945	—
Unrealized Appreciation on Swap Agreements	4,324	5,917	—	21,361
Receivable from Affiliate	1	7	2	9
Receivable for Investments Sold	2,572	385	—	13,964
Receivable for Portfolio Shares Sold	43	—	322	208
Other Assets	3	3	3	11
Total Assets	180,891	153,362	238,163	653,666
Liabilities:
Collateral on Securities Loaned, at Value:	28,354	—	—	11,500
Payable for Delayed Delivery Commitments	1,010	—	—	133,645
Payable for Investments Purchased	—	1,583	—	14,519
Due to Broker	3,754	5,036	—	14,223
Unrealized Depreciation on Foreign Currency Exchange Contracts	220	—	3,347	—
Unrealized Depreciation on Swap Agreements	1,233	588	—	6,368
Payable for Portfolio Shares Redeemed	3,096	—	180	11,815
Payable for Investment Advisory Fees	157	140	212	478
Payable for Administration Fees	10	10	16	33
Payable for Custodian Fees	3	2	7	4
Payable for Trustees’ Fees and Expenses	20	1	1	13
Bank Overdraft	3	—	—	—
Payable for Shareholder Servicing Fees — Investment Class	—	18	—	—
Payable for Shareholder Servicing Fees — Class P	1	@—	@—	@—
Payable for Shareholder Servicing Fees — Class H	—	—	@—	@—
Other Liabilities	108	32	80	73
Total Liabilities	37,969	7,410	3,843	192,671
Net Assets	$142,922	$145,952	$234,320	$460,995
Net Assets Consist Of:
Paid-in Capital	$706,185	$158,261	$204,218	$486,600
Undistributed (Distributions in Excess of) Net Investment Income	2,668	584	(6,034)	6,429
Accumulated Net Realized Gain (Loss)	(520,153)	(5,201)	9,303	(167)
Unrealized Appreciation (Depreciation) on:
Investments	(47,309)	(12,626)	23,985	(44,348)
Foreign Currency Exchange Contracts and Translations	(213)	—	2,761	—
Futures Contracts	(1,347)	(395)	87	(2,512)
Swap Agreements	3,091	5,329	—	14,993
Net Assets	$142,922	$145,952	$234,320	$460,995

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities (cont’d)

	High Yield Portfolio (000)	Intermediate Duration Portfolio (000)	International Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)
CLASS I:
Net Assets	$137,718	$3,739	$232,847	$459,919
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	14,107,490	379,640	19,832,764	43,258,196
Net Asset Value, Offering and Redemption Price Per Share	$9.76	$9.85	$11.74	$10.63
INVESTMENT CLASS:
Net Assets	$—	$142,196	$—	$—
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	14,489,361	—	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$9.81	$—	$—
CLASS P:
Net Assets	$5,204	$17	$1,364	$981
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	530,807	1,733	115,169	92,371
Net Asset Value, Offering and Redemption Price Per Share	$9.80	$9.85	$11.84	$10.62
CLASS H:
Net Assets	$—	$—	$109	$95
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	—	9,183	8,969
Net Asset Value and Redemption Price Per Share	$—	$—	$11.84	$10.62
Maximum Sales Charge (3.50% of Offering Price)	$—	$—	$0.43	$0.39
Maximum Offering Price Per Share	$—	$—	$12.27	$11.01
(1) Including:
Securities on Loan, at Value:	$27,639	$—	$—	$22,071

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities

	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)	Municipal Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost:	$949,652	$26,888	$1,019,264
Investments in Securities of Affiliated Issuer(s), at Cost:	81,359	2,786	66,227
Total Investments in Securities, at Cost:	1,031,011	29,674	1,085,491
Investments in Securities of Unaffiliated Issuers, at Value:	814,426	27,409	1,010,772
Investments in Securities of Affiliated Issuer(s), at Value:	81,359	2,786	66,227
Total Investments in Securities, at Value:	895,785	30,195	1,076,999
Cash	—	@—	—
Interest Receivable	5,243	254	10,483
Unrealized Appreciation on Swap Agreements	14,728	1,464	7,488
Receivable for Investments Sold	472	—	16,244
Receivable for Portfolio Shares Sold	276	—	1,412
Receivable from Affiliate	17	2	14
Dividends Receivable	10	—	204
Other Assets	17	1	14
Total Assets	916,548	31,916	1,112,858
Liabilities:
Payable for Delayed Delivery Commitments	—	—	51,430
Payable for Investments Purchased	114	317	45
Due to Broker	13,255	1,384	3,435
Unrealized Depreciation on Swap Agreements	1,218	74	5,318
Payable for Portfolio Shares Redeemed	1,500	—	1,820
Payable for Investment Advisory Fees	746	7	941
Payable for Administration Fees	64	2	71
Payable for Custodian Fees	5	1	6
Payable for Trustees’ Fees and Expenses	2	—	—
Bank Overdraft	114	—	178
Payable for Shareholder Servicing Fees — Class P	@—	@—	7
Payable for Shareholder Servicing Fees — Class H	—	—	@—
Other Liabilities	211	32	89
Total Liabilities	17,229	1,817	63,340
Net Assets	$899,319	$30,099	$1,049,518
Net Assets Consist Of:
Paid-in Capital	$1,033,718	$28,163	$1,050,155
Undistributed (Distributions in Excess of) Net Investment Income	5,677	318	5,461
Accumulated Net Realized Gain (Loss)	(18,781)	(149)	4,195
Unrealized Appreciation (Depreciation) on:
Investments	(135,226)	521	(8,492)
Futures Contracts	421	(144)	(3,971)
Swap Agreements	13,510	1,390	2,170
Net Assets	$899,319	$30,099	$1,049,518

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Assets and Liabilities (cont’d)

	Limited Duration Portfolio (000)	Long Duration Fixed Income Portfolio (000)	Municipal Portfolio (000)
CLASS I:
Net Assets	$898,833	$29,563	$1,010,489
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	97,544,036	2,756,278	80,993,386
Net Asset Value, Offering and Redemption Price Per Share	$9.21	$10.73	$12.48
CLASS P:
Net Assets	$486	$536	$36,897
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	52,756	50,000	2,956,712
Net Asset Value, Offering and Redemption Price Per Share	$9.21	$10.72	$12.48
CLASS H:
Net Assets	$—	$—	$2,132
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000)	—	—	170,859
Net Asset Value and Redemption Price Per Share	$—	$—	$12.48
Maximum Sales Charge (3.50% of Offering Price)	$—	$—	$0.45
Maximum Offering Price Per Share	$—	$—	$12.93

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2008

	Balanced Portfolio (000)	Equities Plus Portfolio (000)	Mid Cap Growth Portfolio (000)	U.S. Mid Cap Value Portfolio (000)	U.S. Small Cap Value Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers†	$1,349	$39	$14,395	$1,244	$3,613
Dividends from Securities of Affiliated Issuer(s)	3,952	53	2,335	126	1,156
Interest from Securities of Unaffiliated Issuers	2,547	967	32	@—	4
Total Investment Income	7,848	1,059	16,762	1,370	4,773
Expenses:
Investment Advisory Fees (Note B)	823	47	8,319	599	2,679
Administration Fees (Note C)	146	10	1,329	67	325
Custodian Fees (Note E)	30	2	122	7	15
Shareholder Reporting Fees	49	5	436	12	179
Professional Fees	20	23	24	17	19
Shareholder Servicing Fees — Investment Class Shares (Note D)	4	—	—	2	—
Shareholder Servicing Fees — Class P Shares (Note D)	41	@—	1,914	29	72
Transfer Agency Fees	6	3	31	7	8
Trustees’ Fees and Expenses	3	@—	25	2	7
Registration Fees	30	25	88	25	46
Other Expenses	6	2	34	4	12
Total Expenses	1,158	117	12,322	771	3,362
Waiver of Investment Advisory Fees (Note B)	—	(42)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(73)	(1)	(56)	(3)	(28)
Expense Offset (Note E)	(2)	@—	(13)	@—	(1)
Net Expenses	1,083	74	12,253	768	3,333
Net Investment Income (Loss)	6,765	985	4,509	602	1,440
Realized Gain (Loss):
Investments Sold	23,156	29	71,130	2,348	15,845
Foreign Currency Transactions	851	—	(7)	—	—
Futures Contracts	(4,900)	(4,067)	—	—	—
Swap Agreements	(120)	(66)	—	—	—
Net Realized Gain (Loss)	18,987	(4,104)	71,123	2,348	15,845
Change in Unrealized Appreciation (Depreciation):
Investments	(49,290)	(4,905)	(546,826)	(25,524)	(117,892)
Foreign Currency Exchange Contracts and Translations	863	—	(4)	—	—
Futures Contracts	387	(1,041)	—	—	—
Securities Sold Short	—	(26)	—	—	—
Swap Agreements	1,631	521	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(46,409)	(5,451)	(546,830)	(25,524)	(117,892)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(27,422)	(9,555)	(475,707)	(23,176)	(102,047)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,657)	$(8,570)	$(471,198)	$(22,574)	$(100,607)

†     Net of $65 and $327 Foreign Withholding Tax for the Balanced and Mid Cap Growth Portfolios, respectively.

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2008

	Value Portfolio (000)	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	High Yield Portfolio (000)	Intermediate Duration Portfolio (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$5,557	$15	$323	$—	$3
Dividends from Securities of Affiliated Issuers	176	543	3,312	159	640
Interest from Securities of Unaffiliated Issuers	48	8,504	83,220	7,830	3,359
Total Investment Income	5,781	9,062	86,855	7,989	4,002
Expenses:
Investment Advisory Fees (Note B)	1,098	605	4,327	366	284
Administration Fees (Note C)	176	129	1,055	70	60
Custodian Fees (Note E)	2	10	119	12	6
Shareholder Reporting Fees	74	57	282	110	3
Professional Fees	26	16	37	21	15
Shareholder Servicing Fees — Investment Class Shares (Note D)	48	—	113	—	110
Shareholder Servicing Fees — Class P Shares (Note D)	205	16	172	7	@—
Transfer Agency Fees	9	4	16	7	4
Trustees’ Fees and Expenses	5	4	20	2	1
Registration Fees	26	24	43	21	20
Other Expenses	6	8	47	5	2
Total Expenses	1,675	873	6,231	621	505
Waiver of Investment Advisory Fees (Note B)	—	(49)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(5)	(13)	(82)	(4)	(15)
Expense Offset (Note E)	—	(3)	(27)	(6)	(2)
Net Expenses	1,670	808	6,122	611	488
Net Investment Income (Loss)	4,111	8,254	80,733	7,378	3,514
Realized Gain (Loss):
Investments Sold	(595)	3,029	17,902	(2,856)	465
Foreign Currency Transactions	—	—	2,753	(221)	—
Futures Contracts	—	319	(3,815)	(793)	2,659
Swap Agreements	—	(205)	(4,122)	988	(216)
Net Realized Gain (Loss)	(595)	3,143	12,718	(2,882)	2,908
Change in Unrealized Appreciation (Depreciation):
Investments	(73,508)	(24,746)	(217,350)	(10,239)	(10,951)
Foreign Currency Exchange Contracts and Translations	—	—	(1,252)	(92)	—
Futures Contracts	—	(1,671)	(14,542)	(1,524)	(817)
Swap Agreements	—	7,505	53,799	2,515	4,613
Net Change in Unrealized Appreciation (Depreciation)	(73,508)	(18,912)	(179,345)	(9,340)	(7,155)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(74,103)	(15,769)	(166,627)	(12,222)	(4,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(69,992)	$(7,515)	$(85,894)	$(4,844)	$(733)

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Operations

For the Six Months Ended March 31, 2008

	International Fixed Income Portfolio	Investment Grade Fixed Income Portfolio	Limited Duration Portfolio	Long Duration Fixed Income Portfolio	Municipal Portfolio
	(000)	(000)	(000)	(000)	(000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$—	$36	$227	$—	$1,767
Dividends from Securities of Affiliated Issuer	144	620	1,205	93	507
Interest from Securities of Unaffiliated Issuers	3,753	14,200	27,172	606	23,610
Total Investment Income	3,897	14,856	28,604	699	25,884
Expenses:
Investment Advisory Fees (Note B)	418	974	1,542	52	1,865
Administration Fees (Note C)	89	208	412	11	398
Custodian Fees (Note E)	17	14	28	2	47
Shareholder Reporting Fees	77	41	184	@—	70
Professional Fees	26	28	17	19	40
Shareholder Servicing Fees — Class P Shares (Note D)	2	2	1	1	19
Shareholder Servicing Fees — Class H Shares (Note D)	—	@—	—	—	1
Transfer Agency Fees	6	8	5	3	10
Trustees’ Fees and Expenses	2	4	8	@—	7
Registration Fees	44	39	—	13	80
Other Expenses	6	9	16	@—	20
Total Expenses	687	1,327	2,213	101	2,557
Waiver of Investment Advisory Fees (Note B)	—	—	—	(31)	(18)
Waiver of Shareholder Servicing Fees - Class P Shares (Note D)	—	(1)	—	—	—
Rebate from Morgan Stanley Affiliated Cash Sweep (Note F)	(4)	(15)	(30)	(2)	(19)
Expense Offset (Note E)	(1)	(7)	(6)	@—	(33)
Net Expenses	682	1,304	2,177	68	2,487
Net Investment Income (Loss)	3,215	13,552	26,427	631	23,397
Realized Gain (Loss):
Investments Sold	680	4,916	387	569	(109)
Foreign Currency Transactions	8,610	—	—	—	—
Futures Contracts	113	835	9,216	(541)	2,267
Swap Agreements	—	185	(2,936)	(83)	(1,691)
Net Realized Gain (Loss)	9,403	5,936	6,667	(55)	467
Change in Unrealized Appreciation (Depreciation):
Investments	15,115	(39,112)	(118,438)	141	(25,779)
Foreign Currency Exchange Contracts and Translations	1,603	—	—	—	—
Futures Contracts	111	(3,768)	(886)	(164)	(79)
Swap Agreements	—	11,628	10,786	1,161	(1,771)
Net Change in Unrealized Appreciation (Depreciation)	16,829	(31,252)	(108,538)	1,138	(27,629)
Total Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	26,232	(25,316)	(101,871)	1,083	(27,162)
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,447	$(11,764)	$(75,444)	$1,714	$(3,765)

@   Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statement of Changes in Net Assets

	Balanced		Equities Plus		Mid Cap Growth
	Portfolio		Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2008	September 30,	March 31, 2008	September 30,	March 31, 2008	September 30,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income (Loss)	$6,765	$7,323	$985	$1,720	$4,509	$11,060
Net Realized Gain (Loss)	18,987	21,721	(4,104)	2,287	71,123	321,805
Net Change in Unrealized Appreciation (Depreciation)	(46,409)	24,512	(5,451)	(32)	(546,830)	402,601
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,657)	53,556	(8,570)	3,975	(471,198)	735,466
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(4,673)	(5,256)	(1,054)	(1,664)	(8,685)	(4,826)
Net Realized Gain	—	—	(2,246)	(919)	—	—
Investment Class:
Net Investment Income	(68)	(79)	—	—	—	—
Class P:
Net Investment Income	(405)	(570)	(20)	(31)	(4,529)	(2,109)
Net Realized Gain	—	—	(43)	(18)	—	—
Total Distributions	(5,146)	(5,905)	(3,363)	(2,632)	(13,214)	(6,935)
Capital Share Transactions:(1)
Class I:
Subscribed	59,830	77,419	761	1,548	614,625	481,835
Distributions Reinvested	4,668	5,249	2,835	119	8,283	4,628
Redeemed	(52,009)	(70,685)	(47)	(1,369)	(160,146)	(215,062)
Investment Class:
Subscribed	117	227	—	—	—	—
Distributions Reinvested	68	79	—	—	—	—
Redeemed	—	—	—	—	—	—
Class P:
Subscribed	6,841	3,482	—	@—	435,343	530,183
Distributions Reinvested	405	570	54	—	4,487	2,084
Redeemed	(1,565)	(14,546)	—	@—	(321,292)	(386,812)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,355	1,795	3,603	298	581,300	416,856
Redemption Fees	1	@—	—	—	74	29
Total Increase (Decrease) in Net Assets	(7,447)	49,446	(8,330)	1,641	96,962	1,145,416
Net Assets:
Beginning of Period	347,172	297,726	28,245	26,604	3,167,422	2,022,006
End of Period	$339,725	$347,172	$19,915	$28,245	$3,264,384	$3,167,422
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$3,984	$2,365	$414	$503	$(27)	$8,678

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets (cont’d)

		Balanced		Equities Plus		Mid Cap Growth
		Portfolio		Portfolio		Portfolio
		Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
		March 31, 2008	September 30,	March 31, 2008	September 30,	March 31, 2008	September 30,
		(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	4,079	5,641	94	147	19,003	16,515
	Shares Issued on Distributions Reinvested	320	396	321	12	250	170
	Shares Redeemed	(3,674)	(5,202)	(5)	(129)	(5,124)	(7,503)
	Net Increase (Decrease) in Class I Shares Outstanding	725	835	410	30	14,129	9,182
	Investment Class:
	Shares Subscribed	8	17	—	—	—	—
	Shares Issued on Distributions Reinvested	5	6	—	—	—	—
	Shares Redeemed	—	—	—	—	—	—
	Net Increase (Decrease) in Investment Class Shares Outstanding	13	23	—	—	—	—
	Class P:
	Shares Subscribed	484	257	—	@—	13,896	18,457
	Shares Issued on Distributions Reinvested	28	43	6	—	139	79
	Shares Redeemed	(110)	(1,098)	—	@—	(10,603)	(13,766)
	Net Increase (Decrease) in Class P Shares Outstanding	402	(798)	6	—	3,432	4,770

@	Amount is less than $500 and/or shares are less than 500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets

	U.S. Mid Cap Value		U.S. Small Cap Value		Value
	Portfolio		Portfolio		Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	March 31, 2008	September 30,	March 31, 2008	September 30,	March 31, 2008	September 30,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income (Loss)	$602	$1,234	$1,440	$1,814	$4,111	$10,653
Net Realized Gain (Loss)	2,348	33,277	15,845	97,626	(595)	30,107
Net Change in Unrealized Appreciation (Depreciation)	(25,524)	762	(117,892)	46,261	(73,508)	20,120
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,574)	35,273	(100,607)	145,701	(69,992)	60,880
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(1,056)	(909)	(1,818)	(2,134)	(3,049)	(6,009)
Net Realized Gain	—	—	(92,501)	(78,066)	(15,671)	(28,754)
Investment Class:
Net Investment Income	(23)	(15)	—	—	(766)	(1,395)
Net Realized Gain	—	—	—	—	(4,055)	(7,060)
Class P:
Net Investment Income	(146)	(68)	(2)	(17)	(1,876)	(3,507)
Net Realized Gain	—	—	(6,696)	(2,990)	(10,869)	(18,579)
Total Distributions	(1,225)	(992)	(101,017)	(83,207)	(36,286)	(65,304)
Capital Share Transactions:(1)
Class I:
Subscribed	13,510	31,116	99,122	96,672	10,958	52,456
Distributions Reinvested	1,041	871	94,108	79,964	18,515	29,227
Redeemed	(17,980)	(28,642)	(90,737)	(142,380)	(123,565)	(101,463)
Investment Class:
Subscribed	281	781	—	—	1,552	21,832
Distributed Reinvested	23	14	—	—	4,820	8,455
Redeemed	(1,282)	(420)	—	—	(74,700)	(12,859)
Class P:
Subscribed	14,391	6,308	21,539	35,582	9,679	28,458
Distributions Reinvested	145	67	6,698	3,006	12,738	21,997
Redeemed	(4,112)	(5,194)	(12,975)	(8,277)	(48,797)	(36,838)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,017	4,901	117,755	64,567	(188,800)	11,265
Redemption Fees	2	1	9	16	15	4
Total Increase (Decrease) in Net Assets	(17,780)	39,183	(83,860)	127,077	(295,063)	6,845
Net Assets:
Beginning of Period	172,920	133,737	869,713	742,636	568,228	561,383
End of Period	$155,140	$172,920	$785,853	$869,713	$273,165	$568,228
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$309	$932	$861	$1,241	$1,718	$3,298

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets (cont’d)

		U.S. Mid Cap Value		U.S. Small Cap Value		Value
		Portfolio		Portfolio		Portfolio
		Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
		March 31, 2008	September 30,	March 31, 2008	September 30,	March 31, 2008	September 30,
		(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
		(000)	(000)	(000)	(000)	(000)	(000)
(1)	Capital Share Transactions:
	Class I:
	Shares Subscribed	393	917	4,160	3,507	676	2,850
	Shares Issued on Distributions Reinvested	30	27	4,049	3,048	1,145	1,636
	Shares Redeemed	(529)	(842)	(3,863)	(5,128)	(7,659)	(5,481)
	Net Increase (Decrease) in Class I Shares Outstanding	(106)	102	4,346	1,427	(5,838)	(995)
	Investment Class:
	Shares Subscribed	8	23	—	—	93	1,167
	Shares Issued on Distributions Reinvested	1	1	—	—	297	472
	Shares Redeemed	(40)	(12)	—	—	(4,876)	(701)
	Net Increase (Decrease) in Investment Class Shares Outstanding	(31)	12	—	—	(4,486)	938
	Class P:
	Shares Subscribed	420	186	916	1,294	606	1,535
	Shares Issued on Distributions Reinvested	4	2	290	115	788	1,232
	Shares Redeemed	(123)	(155)	(529)	(298)	(2,977)	(1,998)
	Net Increase (Decrease) in Class P Shares Outstanding	301	33	677	1,111	(1,583)	769

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets

	Core Fixed Income Portfolio		Core Plus Fixed Income Portfolio		High Yield Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended March	Year Ended
	March 31, 2008	September 30,	March 31, 2008	September 30,	31, 2008	September 30,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income (Loss)	$8,254	$15,105	$80,733	$134,127	$7,378	$16,021
Net Realized Gain (Loss)	3,143	1,740	12,718	26,876	(2,882)	3,429
Net Change in Unrealized Appreciation (Depreciation)	(18,912)	(2,198)	(179,345)	(39,195)	(9,340)	(3,562)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,515)	14,647	(85,894)	121,808	(4,844)	15,888
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(7,613)	(14,770)	(47,011)	(133,961)	(8,970)	(16,292)
Net Realized Gain	—	—	—	—	—	—
Investment Class:
Net Investment Income	—	—	(2,905)	(7,932)	—	—
Class P:
Net Investment Income	(283)	(485)	(2,552)	(6,885)	(239)	(336)
Net Realized Gain	—	—	—	—	—	—
Total Distributions	(7,896)	(15,255)	(52,468)	(148,778)	(9,209)	(16,628)
Capital Share Transactions:(1)
Class I:
Subscribed	21,631	41,762	187,534	438,720	6,434	20,986
Distributions Reinvested	7,604	14,751	44,348	122,810	8,936	15,674
Redeemed	(38,417)	(47,805)	(264,247)	(484,513)	(57,938)	(68,050)
Investment Class:
Subscribed	—	—	—	11,086	—	—
Distributions Reinvested	—	—	2,901	7,922	—	—
Redeemed	—	—	(3,199)	(9,737)	—	(897)
Class P:
Subscribed	4,548	4,246	17,782	28,336	3,802	9,539
Distributions Reinvested	283	485	2,542	6,837	224	289
Redeemed	(2,668)	(2,725)	(18,533)	(22,769)	(7,440)	(5,294)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,019)	10,714	(30,872)	98,692	(45,982)	(27,753)
Redemption Fees	@—	1	18	@—	@—	1
Total Increase (Decrease) in Net Assets	(22,430)	10,107	(169,216)	71,722	(60,035)	(28,492)
Net Assets:
Beginning of Period	319,916	309,809	2,655,447	2,583,725	202,957	231,449
End of Period	$297,486	$319,916	$2,486,231	$2,655,447	$142,922	$202,957
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$3,770	$3,412	$36,193	$7,928	$2,668	$4,499

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets (cont’d)

	Core Fixed Income Portfolio		Core Plus Fixed Income Portfolio		High Yield Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended March	Year Ended
	March 31, 2008	September 30,	March 31, 2008	September 30,	31, 2008	September 30,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)	(000)
(1) Capital Share Transactions†:
Class I:
Shares Subscribed	2,020	3,916	16,517	38,659	635	1,969
Shares Issued on Distributions Reinvested	712	1,388	3,928	10,875	879	1,496
Shares Redeemed	(3,633)	(4,477)	(23,407)	(42,714)	(5,769)	(6,427)
Net Increase (Decrease) in Class I Shares Outstanding	(901)	827	(2,962)	6,820	(4,255)	(2,962)
Investment Class**:
Shares Subscribed	—	—	—	965	—	—
Shares Issued on Distributions Reinvested	—	—	257	701	—	—
Shares Redeemed	—	—	(284)	(858)	—	(83)
Net Increase (Decrease) in Investment Class Shares Outstanding	—	—	(27)	808	—	(83)
Class P:
Shares Subscribed	427	400	1,564	2,496	375	906
Shares Issued on Distributions Reinvested	27	46	225	606	22	28
Shares Redeemed	(252)	(257)	(1,642)	(2,011)	(717)	(495)
Net Increase (Decrease) in Class P Shares Outstanding	202	189	147	1,091	(320)	439

* *	On October 3, 2006, the Investment Class for the High Yield Portfolio was fully liquidated, however, this Class is still active.
†	Capital share transactions prior to November 13, 2006 for the High Yield Portfolio have been restated to reflect the effect of a reverse stock split as described in the Notes to Financial Statements.
@	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets

	Intermediate Duration Portfolio		International Fixed Income Portfolio		Investment Grade Fixed Income Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended March	Year Ended
	March 31, 2008	September 30,	March 31, 2008	September 30,	31, 2008	September 30,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)	(000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income (Loss)	$3,514	$6,711	$3,215	$5,442	$13,552	$24,583
Net Realized Gain (Loss)	2,908	261	9,403	3,296	5,936	2,731
Net Change in Unrealized Appreciation (Depreciation)	(7,155)	(19)	16,829	8,895	(31,252)	(2,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	(733)	6,953	29,447	17,633	(11,764)	24,694
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(112)	(404)	(13,054)	(4,284)	(11,978)	(27,708)
Net Realized Gain	—	—	(292)	(929)	—	—
Investment Class:
Net Investment Income	(3,748)	(6,675)	—	—	—	—
Class P#:
Net Investment Income	(1)	—	(73)	—	(26)	(36)
Net Realized Gain	—	—	(2)	—	—	—
Class H##:
Net Investment Income	—	—	—	—	—	—
Net Realized Gain	—	—	—	—	—	—
Total Distributions	(3,861)	(7,079)	(13,421)	(5,213)	(12,004)	(27,744)
Capital Share Transactions:(1)
Class I:
Subscribed	—	32	26,045	49,671	45,453	107,207
Distributions Reinvested	109	344	13,059	4,988	11,675	26,867
Redeemed	(3,252)	(2,166)	(35,573)	(49,334)	(93,000)	(137,208)
Investment Class:
Subscribed	—	10,912	—	—	—	—
Distributions Reinvested	3,747	6,675	—	—	—	—
Redeemed	(2,829)	(7,938)	—	—	—	—
Class P#:
Subscribed	1	118	42	1,224	56	560
Distributions Reinvested	1	—	75	—	26	34
Redeemed	(103)	—	(82)	—	(228)	(190)
Class H##:
Subscribed	—	—	100	—	100	—
Distributions Reinvested	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,326)	7,977	3,666	6,549	(35,918)	(2,730)
Redemption Fees	—	—	@—	—	@—	3
Total Increase (Decrease) in Net Assets	(6,920)	7,851	19,692	18,969	(59,686)	(5,777)
Net Assets:
Beginning of Period	152,872	145,021	214,628	195,659	520,681	526,458
End of Period	$145,952	$152,872	$234,320	$214,628	$460,995	$520,681
Undistributed (Distributions in Excess of) Net Investment Income (Loss) Included in End of Period Net Assets	$584	$931	$(6,034)	$3,878	$6,429	$4,881

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets (cont’d)

	Intermediate Duration Portfolio		International Fixed Income Portfolio		Investment Grade Fixed Income Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended March	Year Ended
	March 31, 2008	September 30,	March 31, 2008	September 30,	31, 2008	September 30,
	(unaudited)	2007	(unaudited)	2007	(unaudited)	2007
	(000)	(000)	(000)	(000)	(000)	(000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	3	2,349	4,809	4,091	9,721
Shares Issued on Distributions Reinvested	11	34	1,251	483	1,055	2,443
Shares Redeemed	(322)	(214)	(3,218)	(4,752)	(8,497)	(12,398)
Net Increase (Decrease) in Class I Shares Outstanding	(311)	(177)	382	540	(3,351)	(234)
Investment Class:
Shares Subscribed	—	1,086	—	—	—	—
Shares Issued on Distributions Reinvested	368	664	—	—	—	—
Shares Redeemed	(281)	(791)	—	—	—	—
Net Increase (Decrease) in Investment Class Shares Outstanding	87	959	—	—	—	—
Class P#:
Shares Subscribed	@—	12	3	112	5	50
Shares Issued on Distributions Reinvested	@—	—	7	—	2	3
Shares Redeemed	(10)	—	(7)	—	(20)	(17)
Net Increase (Decrease) in Class P Shares Outstanding	(10)	12	3	112	(13)	36
Class H##:
Shares Subscribed	—	—	9	—	9	—
Shares Issued on Distributions Reinvested	—	—	—	—	—	—
Shares Redeemed	—	—	—	—	—	—
Net Increase (Decrease) in Class H Shares Outstanding	—	—	9	—	9	—

#	The Intermediate Duration and International Fixed Income Portfolios’ Class P commenced operations on September 28, 2007.

##	The International Fixed Income and Investment Grade Fixed Income Portfolios’ Class H commenced operations on January 2, 2008.
@	Amount is less than $500 and/or shares are less than 500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets

	Limited Duration Portfolio		Long Duration Fixed Income Portfolio		Municipal Portfolio
	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)
Increase (Decrease) in Net Assets Operations:
Net Investment Income (Loss)	$26,427	$52,817	$631	$1,215	$23,397	$29,606
Net Realized Gain (Loss)	6,667	(2,961)	(55)	(104)	467	14,019
Net Change in Unrealized Appreciation (Depreciation)	(108,538)	(5,270)	1,138	(349)	(27,629)	(13,378)
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,444)	44,586	1,714	762	(3,765)	30,247
Distributions from and/or in Excess of:
Class I:
Net Investment Income	(26,648)	(54,837)	(667)	(1,050)	(21,096)	(31,533)
Net Realized Gain	—	—	—	(79)	(3,409)	—
Class P#:
Net Investment Income	(18)	—	—	(20)	(280)	@—
Net Realized Gain	—	—	—	(1)	(35)	—
Class H##:
Net Investment Income	—	—	(13)	—	(8)	—
Net Realized Gain	—	—	—	—	—	—
Total Distributions	(26,666)	(54,837)	(680)	(1,150)	(24,828)	(31,533)
Capital Share Transactions:(1)
Class I:
Subscribed	52,119	133,490	3,252	@—	237,885	387,749
Distributions Reinvested	26,647	54,830	—	—	23,954	30,637
Redeemed	(136,032)	(197,885)	—	@—	(160,240)	(142,622)
Class P#:
Subscribed	151	1,020	—	—	29,055	9,935
Distributions Reinvested	18	—	—	@—	315	@—
Redeemed	(645)	@—	—	@—	(1,608)	@—
Class H##:
Subscribed	—	—	—	—	2,165	—
Distributions Reinvested	—	—	—	—	7	—
Redeemed	—	—	—	—	(1)	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(57,742)	(8,545)	3,252	—	131,532	285,699
Redemption Fees	—	@—	—	—	1	3
Total Increase (Decrease) in Net Assets	(159,852)	(18,796)	4,286	(388)	102,940	284,416
Net Assets:
Beginning of Period	1,059,171	1,077,967	25,813	26,201	946,578	662,162
End of Period	$899,319	$1,059,171	$30,099	$25,813	$1,049,518	$946,578
Undistributed (Distributions in Excess of) Net Investment Income Included in End of Period Net Assets	$5,677	$5,916	$318	$367	$5,461	$3,448

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Statements of Changes in Net Assets (cont’d)

	Limited Duration Portfolio		Long Duration Fixed Income Portfolio		Municipal Portfolio
	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)	Six Months Ended March 31, 2008 (unaudited) (000)	Year Ended September 30, 2007 (000)
(1)Capital Share Transactions:
Class I:
Shares Subscribed	5,164	12,988	306	@—	18,644	30,350
Shares Issued on Distributions Reinvested	2,628	5,344	—	—	1,885	2,397
Shares Redeemed	(13,591)	(19,255)	—	@—	(12,618)	(11,154)
Net Increase (Decrease) in Class I Shares Outstanding	(5,799)	(923)	306	@—	7,911	21,593
Class P#:
Shares Subscribed	15	100	—	—	2,283	776
Shares Issued on Distributions Reinvested	2	—	—	—	25	@—
Shares Redeemed	(64)	—	—	—	(127)	@—
Net Increase (Decrease) in Class P Shares Outstanding	(47)	100	—	—	2,181	776
Class H##:
Shares Subscribed	—	—	—	—	170	—
Shares Issued on Distributions Reinvested	—	—	—	—	1	—
Shares Redeemed	—	—	—	—	(@—)	—
Net Increase (Decrease) in Class H Shares Outstanding	—	—	—	—	171	—

#	The Limited Duration and Municipal Portfolios’ Class P commenced operations on September 28, 2007 and June 20, 2007, respectively.
##	The Municipal Portfolio’s Class H commenced operations on January 2, 2008.
@	Amount is less than $500 and/or shares are less than 500.

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Statements of Cash Flows

For the Six Months Ended March 31, 2008

	Core Fixed Income Portfolio (000)	Core Plus Fixed Income Portfolio (000)	Investment Grade Fixed Income Portfolio (000)
Cash Flows From Operating Activities:
Proceeds from Sales and Maturities of Investments	$220,529	$1,762,396	$366,844
Purchases of Investments	(237,445)	(2,050,134)	(387,898)
Proceeds from Sales of Delayed Delivery Commitments	305,704	2,870,248	518,237
Purchases of Delayed Delivery Commitments	(279,248)	(2,651,805)	(475,949)
Net (Increase) Decrease in Short-Term Investments	(2,876)	74,114	816
Net Realized Gain (Loss) on Foreign Currency Transactions	—	2,753	—
Net Realized Gain (Loss) on Futures Contracts	319	(3,815)	835
Net Realized Gain (Loss) on Swap Agreements	(205)	(4,122)	185
Net Investment Income	8,254	80,733	13,552
Adjustments to Reconcile Net Investment Income to Net Cash Provided by Operating Activities:
Net (Increase) Decrease in Receivables Related to Operations	(11)	(146)	(142)
Net Increase (Decrease) in Payables Related to Operations	(6)	(103)	(33)
Accretion/Amortization of Discounts and Premiums	(8)	2,774	248
Net Cash Provided (Used) in Operating Activities	15,007	82,893	36,695
Cash Flows from Financing Activities:
Proceeds from Portfolio Shares Sold	26,418	210,431	46,288
Payment on Portfolio Shares Redeemed	(41,094)	(290,016)	(82,687)
Cash Dividends and Distributions Paid	(9)	(2,677)	(303)
Net Cash Provided (Used) by Financing Activities	(14,685)	(82,262)	(36,702)
Net Increase (Decrease) in Cash	322	631	(7)
Cash at Beginning of Period	6	476	11
Cash at End of Period	$328	$1,107	$4

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Balanced Portfolio

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.69		$12.63		$11.95	$10.90	$10.15	$8.78
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.27		0.32		0.25	0.24	0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.04)		2.00		0.72	1.09	0.78	1.47
Total from Investment Operations	(0.77)		2.32		0.97	1.33	0.96	1.68
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.26)		(0.29)	(0.28)	(0.21)	(0.31)
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$13.72		$14.69		$12.63	$11.95	$10.90	$10.15
Total Return+	(5.30	)%‡	18.57%		8.21%	12.33%	9.49%	19.48%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$300,169		$310,886		$256,754	$236,730	$203,889	$262,960
Ratio of Expenses to Average Net Assets	0.57	%*++	0.61	%++	0.60%	0.62%	0.62%	0.60%
Ratio of Net Investment Income (Loss) Net Assetsto Average	3.73	%*++	2.35	%++	2.02%	2.11%	1.67%	2.17%
Portfolio Turnover Rate#	82	%‡	60%		71%	111%	208%	84%

	Investment Class
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.67		$12.61		$11.93	$10.89	$10.13	$8.76
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.25		0.30		0.23	0.22	0.17	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		2.00		0.72	1.08	0.78	1.48
Total from Investment Operations	(0.78)		2.30		0.95	1.30	0.95	1.66
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.24)		(0.27)	(0.26)	(0.19)	(0.29)
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$13.70		$14.67		$12.61	$11.93	$10.89	$10.13
Total Return+	(5.37	)%‡	18.43%		8.07%	12.09%	9.43%	19.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,941		$5,103		$4,102	$3,706	$3,117	$8,209
Ratio of Expenses to Average Net Assets	0.72	%*++	0.76	%++	0.75%	0.77%	0.77%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.55	%*++	2.21	%++	1.87%	1.95%	1.59%	2.02%
Portfolio Turnover Rate#	82	%‡	60%		71%	111%	208%	84%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.04% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Balanced Portfolio

	Class P
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$14.66		$12.61	$11.93	$10.88	$10.13	$8.77
Income (Loss) from Investment Operations	0.24		0.29	0.22	0.22	0.15	0.18
Net Investment Income (Loss)†
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		1.98	0.72	1.08	0.78	1.46
Total from Investment Operations	(0.78)		2.27	0.94	1.30	0.93	1.64
Distributions from and/or in Excess of:
Net Investment Income	(0.19)		(0.22)	(0.26)	(0.25)	(0.18)	(0.28)
Redemption Fees	0.00	††	0.00††	0.00††	—	—	—
Net Asset Value, End of Period	$13.69		$14.66	$12.61	$11.93	$10.88	$10.13
Total Return+	(5.42	)%‡	18.23%	7.96%	12.05%	9.27%	19.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,615		$31,183	$36,870	$37,863	$57,322	$59,254
Ratio of Expenses to Average Net Assets	0.82	%*++	0.87%++	0.85%	0.87%	0.87%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.41	%*++	2.11%++	1.77%	1.90%	1.42%	1.92%
Portfolio Turnover Rate#	82	%‡	60%	71%	111%	208%	84%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.04% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Equities Plus Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30, 2007	Period from April 26, 2006^ to September 30, 2006
Net Asset Value, Beginning of Period	$10.73		$10.22	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.35		0.65	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(3.27)		0.87	0.07
Total from Investment Operations	(2.92)		1.52	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.41)		(0.65)	(0.06)
Net Realized Gain	(0.87)		(0.36)	—
Total from Investment Operations	(1.28)		(1.01)	(0.06)
Net Asset Value, End of Period	$6.53		$10.73	$10.22
Total Return+	(30.48	)%‡	15.54%	2.93	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,548		$27,709	$26,093
Ratio of Expenses to Average Net Assets (1)	0.59	%*++	0.60%++	0.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	7.88	%*++	6.23%++	4.97	%*
Portfolio Turnover Rate	4	%‡	47%	9	%‡

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.93	%*++	0.86	%++	1.06	%*
Net Investment Income (loss) to Average Net Assets	7.54	%* ++	5.96	%++	4.53	%*

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30, 2007	Period from April 26, 2006^ to September 30, 2006
Net Asset Value, Beginning of Period	$10.72		$10.22	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.34		0.63	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(3.26)		0.85	0.08
Total from Investment Operations	(2.92)		1.48	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.40)		(0.62)	(0.06)
Net Realized Gain	(0.87)		(0.36)	—
Total from Investment Operations	(1.27)		(0.98)	(0.06)
Net Asset Value, End of Period	$6.53		$10.72	$10.22
Total Return+	(30.51	)%‡	15.26%	2.79	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$367		$536	$511
Ratio of Expenses to Average Net Assets (2)	0.84	%*++	0.85%++	0.85	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	7.62	%*++	5.97%++	4.71	%*
Portfolio Turnover Rate	4	%‡	47%	9	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	1.18	%*++	1.11	%++	1.31	%*
Net Investment Income (loss) to Average Net Assets	7.28	%*++	5.70	%++	4.26	%*

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Mid Cap Growth Portfolio

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$33.68		$25.21		$23.54	$18.52	$15.42	$11.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.06		0.17		0.09	(0.03)	(0.04)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(4.32)		8.42		1.58	5.05	3.14	3.82
Total from Investment Operations	(4.26)		8.59		1.67	5.02	3.10	3.77
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.12)		—	—	—	—
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$29.26		$33.68		$25.21	$23.54	$18.52	$15.42
Total Return+	(12.70	)%‡	34.24%		7.05%^^	27.11%	20.10%	32.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,844,804		$1,647,326		$1,001,395	$755,313	$589,479	$559,760
Ratio of Expenses to Average Net Assets	0.62	%*++	0.63	%++	0.63%	0.62%	0.63%	0.64%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.38	%*++	0.57	%++	0.37%	(0.12)%	(0.23)%	(0.37)%
Portfolio Turnover Rate	23	%‡	64%		65%	115%	147%	180%

	Class P
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.78		$24.54		$22.97	$18.12	$15.13	$11.45
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.02		0.09		0.03	(0.08)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(4.20)		8.20		1.54	4.93	3.07	3.76
Total from Investment Operations	(4.18)		8.29		1.57	4.85	2.99	3.68
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.05)		—	—	—	—
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$28.51		$32.78		$24.54	$22.97	$18.12	$15.13
Total Return+	(12.77	)%‡	33.89%		6.79%^^	26.77%	19.76%	32.14%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,419,580		$1,520,096		$1,020,611	$936,566	$728,058	$531,571
Ratio of Expenses to Average Net Assets	0.87	%*++	0.88	%++	0.88%	0.87%	0.88%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.14	%*++	0.31	%++	0.10%	(0.37)%	(0.48)%	(0.62)%
Portfolio Turnover Rate	23	%‡	64%		65%	115%	147%	180%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

^^

The Adviser fully reimbursed the Portfolio for losses incurred resulting from the disposal of investments in violation of restrictions. The impact of this reimbursement is not reflected in the total return shown above. With this reimbursement, the total returns for Class I and Class P would have been 7.09% and 6.84%, respectively.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.46		$29.09		$25.65	$21.13	$18.07	$13.50
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.13		0.27		0.20	0.11	0.12	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(4.71)		7.32		3.44	4.50	2.99	4.55
Total from Investment Operations	(4.58)		7.59		3.64	4.61	3.11	4.57
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.22)		(0.20)	(0.09)	(0.05)	—
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$31.63		$36.46		$29.09	$25.65	$21.13	$18.07
Total Return+	(12.61	)%‡	26.19%		14.27%	21.86%	17.23%	33.85%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$128,138		$151,610		$118,005	$128,084	$246,694	$441,775
Ratio of Expenses to Average Net Assets	0.89	%*++	0.89	%++	0.90%	0.87%	0.90%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.76	%*++	0.80	%++	0.74%	0.49%	0.57%	0.13%
Portfolio Turnover Rate	26	%‡	87%		66%	72%	146%	138%

	Investment Class
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.27		$28.94		$25.51	$21.00	$17.95	$13.43
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.10		0.22		0.13	0.08	0.08	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(4.68)		7.27		3.46	4.47	2.99	4.53
Total from Investment Operations	(4.58)		7.49		3.59	4.55	3.07	4.52
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.16)		(0.16)	(0.04)	(0.02)	—
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$31.45		$36.27		$28.94	$25.51	$21.00	$17.95
Total Return+	(12.68	)%‡	26.01%		14.10%	21.67%	17.09%	33.66%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,207		$3,649		$2,588	$5,611	$8,886	$13,004
Ratio of Expenses to Average Net Assets	1.04	%*++	1.04	%++	1.05%	1.02%	1.05%	1.03%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.60	%*++	0.66	%++	0.50%	0.33%	0.42%	(0.02)%
Portfolio Turnover Rate	26	%‡	87%		66%	72%	146%	138%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

U.S. Mid Cap Value Portfolio

	Class P
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$36.26		$28.94		$25.48	$20.99	$17.95	$13.44
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.09		0.19		0.13	0.04	0.07	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(4.69)		7.28		3.43	4.47	2.97	4.53
Total from Investment Operations	(4.60)		7.47		3.56	4.51	3.04	4.51
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.15)		(0.10)	(0.02)	(0.00)††	—
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$31.46		$36.26		$28.94	$25.48	$20.99	$17.95
Total Return+	(12.74	)%‡	25.87%		14.02%	21.52%	16.95%	33.56%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,795		$17,661		$13,144	$25,943	$55,340	$84,733
Ratio of Expenses to Average Net Assets	1.14	%*++	1.14	%++	1.15%	1.12%	1.15%	1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.53	%*++	0.56	%++	0.48%	0.18%	0.32%	(0.12)%
Portfolio Turnover Rate	26	%‡	87%		66%	72%	146%	138%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

U.S. Small Cap Value Portfolio

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$28.19		$26.22	$24.41	$22.26	$18.19	$14.04
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.05		0.06	0.09	0.30	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(3.10)		4.89	3.04	3.93	4.06	4.18
Total from Investment Operations	(3.05)		4.95	3.13	4.23	4.10	4.21
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.08)	(0.17)	(0.01)	(0.03)	(0.06)
Net Realized Gain	(3.18)		(2.90)	(1.15)	(2.07)	—	—
Total Distributions	(3.24)		(2.98)	(1.32)	(2.08)	(0.03)	(0.06)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$21.90		$28.19	$26.22	$24.41	$22.26	$18.19
Total Return+	(11.47	)%‡	19.74%	13.42%	19.83%	22.57%	30.09%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$724,824		$810,194	$716,208	$355,671	$382,898	$536,620
Ratio of Expenses to Average Net Assets	0.80	%*++	0.84%++	0.81%	0.82%	0.90%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37	%*++	0.23%++	0.35%	1.29%	0.18%	0.21%
Portfolio Turnover Rate	25	%‡	46%	51%	61%	104%	159%

	Class P
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$28.03		$26.09	$24.29	$22.20	$18.16	$14.01
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.02		0.00 ††	0.02	0.24	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(3.08)		4.86	3.04	3.92	4.06	4.18
Total from Investment Operations	(3.06)		4.86	3.06	4.16	4.04	4.17
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)††	(0.02)	(0.11)	—	—	(0.02)
Net Realized Gain	(3.18)		(2.90)	(1.15)	(2.07)	—	—
Total Distributions	(3.18)		(2.92)	(1.26)	(2.07)	—	(0.02)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$21.79		$28.03	$26.09	$24.29	$22.20	$18.16
Total Return+	(11.57	)%‡	19.45%	13.13%	19.49%	22.30%	29.76%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$61,029		$59,519	$26,428	$25,860	$22,530	$64,391
Ratio of Expenses to Average Net Assets	1.05	%*++	1.09%++	1.06%	1.07%	1.15%	1.14%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12	%*++	(0.01) %++	0.08%	1.06%	(0.07)%	(0.04)%
Portfolio Turnover Rate	25	%‡	46%	51%	61%	104%	159%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Value Portfolio

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.46		$18.67	$17.89	$16.44	$13.64	$10.65
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.16		0.35	0.37	0.33	0.27	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(2.88)		1.60	2.11	1.40	2.79	2.99
Total from Investment Operations	(2.72)		1.95	2.48	1.73	3.06	3.18
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.37)	(0.38)	(0.28)	(0.26)	(0.19)
Net Realized Gain	(1.06)		(1.79)	(1.32)	—	—	—
Total Distributions	(1.26)		(2.16)	(1.70)	(0.28)	(0.26)	(0.19)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$14.48		$18.46	$18.67	$17.89	$16.44	$13.64
Total Return+	(15.40	)%‡	10.95%	14.68%	10.55%	22.56%	30.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,395		$285,533	$307,331	$293,426	$275,494	$363,636
Ratio of Expenses to Average Net Assets	0.64	%*++	0.63%++	0.65%	0.60%	0.63%	0.63%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.97	%*++	1.90%++	2.07%	1.88%	1.75%	1.57%
Portfolio Turnover Rate	6	%‡	28%	26%	38%	95%	65%

	Class P
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.43		$18.64	$17.86	$16.42	$13.62	$10.63
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.14		0.31	0.33	0.29	0.23	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(2.88)		1.60	2.10	1.38	2.79	2.99
Total from Investment Operations	(2.74)		1.91	2.43	1.67	3.02	3.15
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.33)	(0.33)	(0.23)	(0.22)	(0.16)
Net Realized Gain	(1.06)		(1.79)	(1.32)	—	—	—
Total Distributions	(1.24)		(2.12)	(1.65)	(0.23)	(0.22)	(0.16)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$14.45		$18.43	$18.64	$17.86	$16.42	$13.62
Total Return+	(15.54	)%‡	10.69%	14.38%	10.24%	22.28%	29.87%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$133,770		$199,754	$187,718	$1,113,274	$943,182	$622,230
Ratio of Expenses to Average Net Assets	0.89	%*++	0.88%++	0.87%	0.85%	0.88%	0.88%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.74	%*++	1.65%++	1.84%	1.63%	1.50%	1.32%
Portfolio Turnover Rate	6	%‡	28%	26%	38%	95%	65%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Core Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.77		$10.80		$11.09	$11.26	$11.26	$11.46
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.27		0.52		0.40	0.40	0.33	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.02)		0.00 ††	0.07	0.14	0.19
Total from Investment Operations	(0.24)		0.50		0.40	0.47	0.47	0.51
Distributions from and/or in excess of:
Net Investment Income	(0.27)		(0.53)		(0.57)	(0.45)	(0.47)	(0.51)
Net Realized Gain	—		—		(0.12)	(0.19)	—	(0.20)
Total Distributions	(0.27)		(0.53)		(0.69)	(0.64)	(0.47)	(0.71)
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.26		$10.77		$10.80	$11.09	$11.26	$11.26
Total Return+	(2.35	)%‡	4.76%		3.79%	4.35%	4.33%	4.61%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$284,186		$308,111		$299,997	$220,350	$226,555	$320,036
Ratio of Expenses to Average Net Assets (2)	0.49	%*++	0.49	%++	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	5.14	%*++	4.83	%++	3.71%	3.62%	2.94%	2.82%
Portfolio Turnover Rate#	140	%‡	107%		139%	236%	371%	109%

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.52	%*++	0.54	%++	0.56%	0.53%	0.52%	0.51%
Net Investment Income (Loss) to Average Net Assets	5.10	%*++	4.78	%++	3.65%	3.59%	2.92%	2.81%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by 0.01%.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Core Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.71		$10.74	$11.03	$11.21	$11.22	$11.42
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.26		0.49	0.37	0.37	0.30	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.02)	0.01	0.06	0.14	0.19
Total from Investment Operations	(0.26)		0.47	0.38	0.43	0.44	0.48
Distributions from and/or in excess of:
Net Investment Income	(0.25)		(0.50)	(0.55)	(0.42)	(0.45)	(0.48)
Net Realized Gain	—		—	(0.12)	(0.19)	0.00	(0.20)
Total Distributions	(0.25)		(0.50)	(0.67)	(0.61)	(0.45)	(0.68)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.20		$10.71	$10.74	$11.03	$11.21	$11.22
Total Return+	(2.48	)%‡	4.53%	3.55%	4.01%	4.12%	4.28%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,300		$11,805	$9,812	$9,954	$9,564	$10,585
Ratio of Expenses to Average Net Assets (1)	0.74	%*++	0.74%++	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.88	%*++	4.58%++	3.43%	3.37%	2.69%	2.57%
Portfolio Turnover Rate#	140	%‡	107%	139%	236%	371%	109%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.77	%*++	0.79	%++	0.81%	0.78%	0.77%	0.76%
Net Investment Income (Loss) to Average Net Assets	4.85	%*++	4.54	%++	3.37%	3.34%	2.67%	2.56%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01%.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.40		$11.52	$11.69	$11.69	$11.71	$11.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.35		0.58	0.48	0.47	0.38	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.72)		(0.05)	(0.02)	0.08	0.17	0.31
Total from Investment Operations	(0.37)		0.53	0.46	0.55	0.55	0.71
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.65)	(0.63)	(0.55)	(0.57)	(0.67)
Net Realized Gain	—		—	—	—	—	(0.15)
Total Distributions	(0.23)		(0.65)	(0.63)	(0.55)	(0.57)	(0.82)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.80		$11.40	$11.52	$11.69	$11.69	$11.71
Total Return+	(3.35	)%‡	4.77%	4.13%	4.84%	4.80%	6.24%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,211,583		$2,367,043	$2,314,052	$2,102,609	$2,120,149	$2,600,453
Ratio of Expenses to Average Net Assets	0.44	%*++	0.44%++	0.44%	0.45%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	6.15	%*++	5.10%++	4.24%	4.04%	3.29%	3.39%
Portfolio Turnover Rate#	143	%‡	139%	142%	180%	334%	92%

	Investment Class
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.39		$11.52	$11.68	$11.69	$11.71	$11.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.34		0.56	0.45	0.45	0.36	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)		(0.06)	(0.00)††	0.07	0.17	0.33
Total from Investment Operations	(0.37)		0.50	0.45	0.52	0.53	0.70
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.63)	(0.61)	(0.53)	(0.55)	(0.65)
Net Realized Gain	—		—	—	—	—	(0.15)
Total Distributions	(0.22)		(0.63)	(0.61)	(0.53)	(0.55)	(0.80)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.80		$11.39	$11.52	$11.68	$11.69	$11.71
Total Return+	(3.43	)%‡	4.52%	4.04%	4.61%	4.73%	6.07%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$142,525		$150,671	$142,990	$310,592	$146,146	$114,509
Ratio of Expenses to Average Net Assets	0.59	%*++	0.59%++	0.59%	0.60%	0.65%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	6.00	%*++	4.97%++	3.96%	3.89%	3.14%	3.24%
Portfolio Turnover Rate#	143	%‡	139%	142%	180%	334%	92%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Core Plus Fixed Income Portfolio

	Class P
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.38		$11.50	$11.67	$11.68	$11.70	$11.81
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.33		0.55	0.46	0.44	0.35	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)		(0.05)	(0.03)	0.07	0.17	0.32
Total from Investment Operations	(0.38)		0.50	0.43	0.51	0.52	0.68
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.62)	(0.60)	(0.52)	(0.54)	(0.64)
Net Realized Gain	—		—	—	—	—	(0.15)
Total Distributions	(0.21)		(0.62)	(0.60)	(0.52)	(0.54)	(0.79)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.79		$11.38	$11.50	$11.67	$11.68	$11.70
Total Return+	(3.48	)%‡	4.42%	3.97%	4.49%	4.57%	5.99%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$132,123		$137,733	$126,683	$112,716	$114,841	$211,260
Ratio of Expenses to Average Net Assets	0.69	%*++	0.69%++	0.69%	0.70%	0.75%	0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.90	%*++	4.84%++	4.00%	3.79%	3.04%	3.14%
Portfolio Turnover Rate#	143	%‡	139%	142%	180%	334%	92%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

High Yield Portfolio

	Class I^^
	Six Months Ended
	March 31, 2008 (unaudited)		Year Ended September 30,
Selected Per Share Data and Ratios			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.56		$10.60	$10.80	$11.18	$10.60	$8.82
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.43		0.79	0.76	0.80	0.84	0.86
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)		(0.11)	(0.16)	(0.30)	0.40	1.54
Total from Investment Operations	(0.31)		0.68	0.60	0.50	1.24	2.40
Distributions from and/or in Excess of:
Net Investment Income	(0.49)		(0.72)	(0.80)	(0.88)	(0.66)	(0.62)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$9.76		$10.56	$10.60	$10.80	$11.18	$10.60
Total Return+	(2.97	)%‡	7.38%	6.03%	4.63%	12.11%	28.68%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,718		$193,934	$226,162	$195,880	$314,440	$330,990
Ratio of Expenses to Average Net Assets	0.70	%*++	0.68%++	0.61%	0.62%	0.61%	0.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	8.48	%*++	7.51%++	7.23%	7.37%	7.70%	9.05%
Portfolio Turnover Rate	14	%‡	40%	58%	55%	89%	97%

	Class P^^
	Six Months Ended March 31, 2008 (unaudited)
			Year Ended September 30,
Selected Per Share Data and Ratios			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.60		$10.64	$10.84	$11.20	$10.62	$8.80
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.42		0.78	0.74	0.78	0.80	0.84
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)		(0.12)	(0.18)	(0.28)	0.42	1.56
Total from Investment Operations	(0.33)		0.66	0.56	0.50	1.22	2.40
Distributions from and/or in Excess of:
Net Investment Income	(0.47)		(0.70)	(0.76)	(0.86)	(0.64)	(0.58)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$9.80		$10.60	$10.64	$10.84	$11.20	$10.62
Total Return+	(3.12	)%‡	7.26%	5.51%	4.52%	11.86%	28.54%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,204		$9,023	$4,391	$6,349	$17,923	$13,936
Ratio of Expenses to Average Net Assets	0.95	%*++	0.93%++	0.86%	0.87%	0.86%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	8.16	%*++	7.31%++	7.00%	7.11%	7.45%	8.80%
Portfolio Turnover Rate	14	%‡	40%	58%	55%	89%	97%

^^

On November 13, 2006, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Intermediate Duration Portfolio

	Class I
	Six Months Ended March 31, 2008 (unaudited)
			Year Ended September 30,
Selected Per Share Data and Ratios			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.16		$10.17	$10.22	$10.40	$10.49	$10.71
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.24		0.48	0.42	0.37	0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.28)		0.01	(0.08)	(0.16)	(0.01)	0.14
Total from Investment Operations	(0.04)		0.49	0.34	0.21	0.31	0.42
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.50)	(0.39)	(0.36)	(0.40)	(0.36)
Net Realized Gain	—		—	—	(0.03)	—	(0.28)
Total Distributions	(0.27)		(0.50)	(0.39)	(0.39)	(0.40)	(0.64)
Net Asset Value, End of Period	$9.85		$10.16	$10.17	$10.22	$10.40	$10.49
Total Return+	(0.40	)%‡	4.87%	3.33%	2.22%	3.06%	4.12%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,739		$7,015	$8,823	$9,393	$18,828	$23,991
Ratio of Expenses to Average Net Assets	0.50	%*++	0.54%++	0.50%	0.50%	0.53%	0.54%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.79	%*++	4.71%++	4.20%	3.59%	3.07%	2.63%
Portfolio Turnover Rate#	28	%‡	89%	70%	146%	211%	89%

	Investment Class
	Six Months Ended March 31, 2008 (unaudited)
			Year Ended September 30,
Selected Per Share Data and Ratios			2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.12		$10.13	$10.19	$10.37	$10.46	$10.68
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.24		0.46	0.39	0.33	0.30	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		0.02	(0.07)	(0.13)	(0.01)	0.15
Total from Investment Operations	(0.05)		0.48	0.32	0.20	0.29	0.41
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.49)	(0.38)	(0.35)	(0.38)	(0.35)
Net Realized Gain	—		—	—	(0.03)	—	(0.28)
Total Distributions	(0.26)		(0.49)	(0.38)	(0.38)	(0.38)	(0.63)
Net Asset Value, End of Period	$9.81		$10.12	$10.13	$10.19	$10.37	$10.46
Total Return+	(0.57	)%‡	4.84%	3.19%	1.99%	2.86%	3.97%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$142,196		$145,739	$136,198	$304,844	$138,813	$99,441
Ratio of Expenses to Average Net Assets	0.65	%*++	0.69%++	0.65%	0.65%	0.68%	0.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.65	%*++	4.58%++	3.87%	3.22%	2.92%	2.48%
Portfolio Turnover Rate#	28	%‡	89%	70%	146%	211%	89%

†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, for the six months ended March 31, 2008, the expenses as a percentage of its net assets were effected by approximately 0.02%. For the year ended September 30, 2007, the expenses as a percentage of its net assets were affected by less than 0.005% and approximately 0.01% for Class I and Investment Class, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Intermediate Duration Portfolio

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Period from September 28, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$10.16		$10.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.23		0.00	††
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		0.01
Total from Investment Operations	(0.06)		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		—
Net Realized Gain	—		—
Total Distributions	(0.25)		—
Net Asset Value, End of Period	$9.85		$10.16
Total Return+	(0.52	)%‡	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$17		$118
Ratio of Expenses to Average Net Assets	0.75	%*++	1.17	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	4.55	*++	4.49	%*++
Portfolio Turnover Rate	28	%‡	89%

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

 Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.02% and 0.21% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

International Fixed Income Portfolio

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.97		$10.35	$10.81	$11.24	$11.92	$9.88
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.16		0.28	0.21	0.25	0.28	0.38
Net Realized and Unrealized Gain (Loss) on Investments	1.30		0.61	(0.11)	0.01	0.63	1.66
Total from Investment Operations	1.46		0.89	0.10	0.26	0.91	2.04
Distributions from and/or in Excess of:
Net Investment Income	(0.67)		(0.22)	(0.51)	(0.69)	(1.59)	—
Net Realized Gain	(0.02)		(0.05)	(0.05)	—	—	—
Total Distributions	(0.69)		(0.27)	(0.56)	(0.69)	(1.59)	—
Redemption Fee	0.00	††	—	—	—	—	—
Net Asset Value, End of Period	$11.74		$10.97	$10.35	$10.81	$11.24	$11.92
Total Return+	14.07	%‡	8.76%	1.12%	1.81%	7.95%	20.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$232,847		$213,392	$195,659	$157,911	$154,111	$114,932
Ratio of Expenses to Average Net Assets	0.61	%*++	0.60%++	0.60%	0.55%	0.56%	0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.89	%*++	2.66%++	2.02%	2.17%	2.52%	3.51%
Portfolio Turnover Rate	52	%‡	82%	69%	38%	15%	41%

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Period from September 28, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$11.08		$10.97
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.15		0.00	††
Net Realized and Unrealized Gain (Loss) on Investments	1.30		0.11
Total from Investment Operations	1.45		0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.67)		—
Net Realized Gain	(0.02)		—
Total Distributions	(0.69)		—
Redemption Fee	0.00	††	—
Net Asset Value, End of Period	$11.84		$11.08
Total Return+	14.90	%‡	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,364		$1,236
Ratio of Expenses to Average Net Assets	0.86	%*++	1.45%	*++
Ratio of Net Investment Income (Loss) to Average Net Assets	2.60	%*++	1.39%	*++
Portfolio Turnover Rate	52	%‡	82%

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, for the six months ended March 31, 2008, the expenses as a percentage of its net assets were affected by less than 0.005%. For the year and/or period ended September 30, 2007, the expenses as a percentage of its net assets were effected by less than 0.005% and approximately 0.03% for Class I and Class P, respectively.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

International Fixed Income Portfolio

	Class H
Selected Per Share Data and Ratios	Period from January 2, 2008^ to March 31, 2008 (unaudited)
Net Asset Value, Beginning of Period	$10.89
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.88
Total from Investment Operations	0.95
Distributions from and/or in Excess of:
Net Investment Income	—
Net Realized Gain	—
Total Distributions	—
Redemption Fee	0.00	††
Net Asset Value, End of Period	$11.84
Total Return+	8.72	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$109
Ratio of Expenses to Average Net Assets	0.94	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	2.52	%*++
Portfolio Turnover Rate	52	%‡

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by less than 0.005%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.15		$11.22	$11.42	$11.57	$11.54	$11.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.29		0.52	0.41	0.42	0.34	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		0.01	(0.00)††	0.06	0.14	0.23
Total from Investment Operations	(0.26)		0.53	0.41	0.48	0.48	0.57
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.60)	(0.56)	(0.49)	(0.45)	(0.55)
Net Realized Gain	—		—	(0.05)	(0.14)	—	(0.05)
Total Distributions	(0.26)		(0.60)	(0.61)	(0.63)	(0.45)	(0.60)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.63		$11.15	$11.22	$11.42	$11.57	$11.54
Total Return+	(2.35	)%‡	4.82%	3.65%	4.39%	4.36%	4.36%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$459,919		$519,504	$525,680	$499,534	$527,837	$569,593
Ratio of Expenses to Average Net Assets	0.50	%*++	0.50%++	0.50%	0.50%	0.50%	0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.22	%*++	4.74%++	3.66%	3.67%	2.94%	2.96%
Portfolio Turnover Rate#	157	%‡	124%	154%	240%	332%	81%

	Class P
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.14		$11.21		$11.42	$11.56	$11.53	$11.57
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.28		0.51		0.39	0.41	0.32	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		0.00	††	(0.01)	0.06	0.14	0.22
Total from Investment Operations	(0.27)		0.51		0.38	0.47	0.46	0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.58)		(0.54)	(0.47)	(0.43)	(0.53)
Net Realized Gain	—		—		(0.05)	(0.14)	—	(0.05)
Total Distributions	(0.25)		(0.58)		(0.59)	(0.61)	(0.43)	(0.58)
Redemption Fees	0.00	††	0.00	††	0.00 ††	—	—	—
Net Asset Value, End of Period	$10.62		$11.14		$11.21	$11.42	$11.56	$11.53
Total Return+	(2.41	)%‡	4.56%		3.59%	4.23%	4.10%	4.87%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$981		$1,177		$778	$1,190	$1,400	$1,581
Ratio of Expenses to Average Net Assets (1)	0.65	%*++	0.65	%++	0.65%	0.65%	0.65%	0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	5.07	%*++	4.59	%++	3.46%	3.55%	2.79%	2.81%
Portfolio Turnover Rate#	157	%‡	124%		154%	240%	332%	81%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.75	%*++	0.75	%++	0.75%	0.75%	0.75%	0.76%
Net Investment Income (Loss) to Average Net Assets	4.97	%*++	4.49	%++	3.36%	3.45%	2.69%	2.71%

†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by 0.01% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Investment Grade Fixed Income Portfolio

	Class H
	Period from
	January 2,
	2008^
	to March 31,
Selected Per Share Data and Ratios	2008
Net Asset Value, Beginning of Period	$11.15
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.66)
Total from Investment Operations	(0.53)
Redemption Fees	0.00	††
Net Asset Value, End of Period	$10.62
Total Return+	8.72	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$95
Ratio of Expenses to Average Net Assets	0.83	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	4.67	%*++
Portfolio Turnover Rate#	157	%‡

^	Commencement of operations.
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by 0.01%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Limited Duration Portfolio

	Class I
	Six Months Ended
	March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.24		$10.34	$10.34	$10.50	$10.65	$10.69
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.26		0.51	0.41	0.30	0.25	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		(0.08)	(0.02)	(0.15)	(0.10)	0.05
Total from Investment Operations	(0.77)		0.43	0.39	0.15	0.15	0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.53)	(0.39)	(0.31)	(0.28)	(0.27)
Net Realized Gain	—		—	—	—	(0.02)	(0.05)
Total Distributions	(0.26)		(0.53)	(0.39)	(0.31)	(0.30)	(0.32)
Redemption Fees	—		0.00 ††	—	—	—	—
Net Asset Value, End of Period	$9.21		$10.24	$10.34	$10.34	$10.50	$10.65
Total Return+	(7.72	)%‡	4.26%	3.88%	1.44%	1.47%	2.65%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$898,833		$1,058,151	$1,077,967	$1,069,956	$957,367	$622,801
Ratio of Expenses to Average Net Assets	0.43	%*++	0.45%++	0.42%	0.42%	0.42%	0.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	5.15++	%*++	4.94%++	3.96%	2.92%	2.36%	2.17%
Portfolio Turnover Rate#	7	%‡	56%	64%	66%	135%	68%

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Period from September 28, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$10.24		$10.24
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.24		0.00	††
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.00	)††
Total from Investment Operations	(0.78)		0.00	††
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		—
Redemption Fees	—		0.00	††
Net Asset Value, End of Period	$9.21		$10.24
Total Return+	(7.82	)%‡	—
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$486		$1,020
Ratio of Expenses to Average Net Assets	0.68	%*++	0.59	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	4.87	%*++	5.38	%*++
Portfolio Turnover Rate	7	%‡	56%

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, for the six months ended March 31, 2008, the expenses as a percentage of its net assets were approximately 0.01%. For the year and/or period ended September 30, 2007 the expenses as a percentage of its net assets were effected by less than 0.005% for Class I and by approximately 0.06% for Class P, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the year ended September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Long Duration Fixed Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30, 2007	Period from July 21, 2006^ to September 30, 2006
Net Asset Value, Beginning of Period	$10.33		$10.48	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.24		0.49	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.43		(0.18)	0.39
Total from Investment Operations	0.67		0.31	0.48
Distributions from and/or in excess of:
Net Investment Income	(0.27)		(0.43)	—
Net Realized Gain	—		(0.03)	—
Total Distributions	(0.27)		(0.46)	—
Net Asset Value, End of Period	$10.73		$10.33	$10.48
Total Return+	6.61	%‡	3.06%	4.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,563		$25,297	$25,677
Ratio of Expenses to Average Net Assets (1)	0.48	%*++	0.50%++	0.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.53	%* ++	4.73%++	4.66	%*
Portfolio Turnover Rate	36	%‡	49%	7	%‡

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.70	%*++	0.94	%++	1.52	%*
Net Investment Income (Loss) to Average Net Assets	4.31	%*++	4.29	%++	3.64	%*

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Year Ended September 30, 2007	Period from July 21, 2006^ to September 30, 2006
Net Asset Value, Beginning of Period	$10.32		$10.48	$10.00
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.23		0.46	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.43		(0.19)	0.39
Total from Investment Operations	0.66		0.27	0.48
Distributions from and/or in excess of:
Net Investment Income	(0.26)		(0.40)	—
Net Realized Gain	—		(0.03)	—
Total Distributions	(0.26)		(0.43)	—
Net Asset Value, End of Period	$10.72		$10.32	$10.48
Total Return+	6.48	%‡	2.72%	4.80	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$536		$516	$524
Ratio of Expenses to Average Net Assets (2)	0.73	%*++	0.75%++	0.75	%*
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	4.29	%*++	4.48%++	4.40	%*
Portfolio Turnover Rate	36	%‡	49%	7	%‡

(2) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.95	%*++	1.19	%++	1.77	%*
Net Investment Income (Loss) to Average Net Assets	4.07	%*++	4.04	%++	3.39	%*

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were affected by approximately 0.02% and less than 0.005% for the six months ended March 31, 2008 and for the year ended September 30, 2007, respectively.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Municipal Portfolio

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$12.82		$12.86	$12.66	$12.66	$12.53	$12.49
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.30		0.49	0.39	0.40	0.38	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		(0.01)	0.29	0.02	0.14	(0.01)
Total from Investment Operations	(0.01)		0.48	0.68	0.42	0.52	0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.52)	(0.48)	(0.42)	(0.39)	(0.45)
Net Realized Gain	(0.05)		—	—	—	—	—
Total Distributions	(0.33)		(0.52)	(0.48)	(0.42)	(0.39)	(0.45)
Redemption Fees	0.00	††	0.00 ††	0.00 ††	—	—	—
Net Asset Value, End of Period	$12.48		$12.82	$12.86	$12.66	$12.66	$12.53
Total Return+	(0.07	)%‡	3.76%	5.53%	3.38%	4.02%	4.19%
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,010,489		$936,633	$662,162	$509,039	$368,686	$313,999
Ratio of Expenses to Average Net Assets (1)	0.50	%*++	0.50%++	0.49%	0.50%	0.50%	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	4.71	%*++	3.80%++	3.09%	3.12%	3.01%	4.01%
Portfolio Turnover Rate#	34	%‡	29%	43%	34%	105%	47%

(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	N/A	N/A	N/A	N/A	0.51%	0.51%
Net Investment Income (Loss) to Average Net Assets	N/A	N/A	N/A	N/A	3.00%	4.00%

	Class P
Selected Per Share Data and Ratios	Six Months Ended March 31, 2008 (unaudited)		Period from June 20, 2007^ to September 30, 2007
Net Asset Value, Beginning of Period	$12.82		$12.69
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.30		0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)		0.02
Total from Investment Operations	(0.02)		0.26
Distributions from and/or in Excess of:
Net Investment Income	(0.27)		(0.13)
Net Realized Gain	(0.05)		—
Total Distributions	(0.32)		(0.13)
Redemption Fees	0.00	††	0.00	††
Net Asset Value, End of Period	$12.48		$12.82
Total Return+	(0.17	)%‡	2.02	%‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$36,897		$9,945
Ratio of Expenses to Average Net Assets (2)	0.74	%*++	0.73	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets (2)	4.67	%*++	6.66	%*++
Portfolio Turnover Rate	34	%‡	29%

(2)Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	0.76	%*++	0.99	%*++
Net Investment Income (Loss) to Average Net Assets	4.65	%*++	6.41	%*++

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax Exempt Portfolio — Institutional Class during the period. As a result of such rebate, for the six months ended March 31, 2008, the expenses as a percentage of its net assets were effected by less than 0.005%. For the year and/or period ended September 30, 2007, the expenses as a percentage of its net assets were effected by less than 0.005% for Class I and by approximately 0.02% for Class P, respectively.

#

The Portfolio’s turnover rate is calculated by dividing the lesser of purchases and sales of securities for a fiscal year by the average monthly value of portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which was not the case prior to the September 30, 2004. The inclusion of such securities caused the reported turnover rate to be higher during the period than in previous fiscal years.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008

Financial Highlights

Municipal Portfolio

	Class H
Selected Per Share Data and Ratios	Period from January 2, 2008^ to March 31, 2008
Net Asset Value, Beginning of Period	$12.70
Income (Loss) from Investment Operations
Net Investment Income (Loss)†	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)
Total from Investment Operations	(0.13)
Distributions from and/or in Excess of:
Net Investment Income	(0.09)
Net Realized Gain	—
Total Distributions	(0.09)
Redemption Fees	(0.00	)††
Net Asset Value, End of Period	$12.48
Total Return+	(1.06	)‡
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,132
Ratio of Expenses to Average Net Assets	0.83	%*++
Ratio of Net Investment Income (Loss) to Average Net Assets	4.64	%*++
Portfolio Turnover Rate	34	%‡

^	Commencement of operations
†	Per share amount is based on average shares outstanding.
††	Amount is less than $0.005 per share.
+	Calculated based on the net asset value as of the last business day of the period.
++

Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax Exempt Portfolio — Institutional Class during the period. As a result of such rebate, the expenses as a percentage of its net assets were effected by approximately 0.01%.

‡	Not Annualized
*	Annualized

The accompanying notes are an integral part of the financial statements.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust (“MSIFT” or the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is comprised of nineteen active portfolios. The accompanying financial statements and financial highlights are those of the Balanced, Equities Plus, Mid Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios, all of which except the International Fixed Income Portfolio are considered diversified for purposes of the 1940 Act (each referred to as a “Portfolio”). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to four different classes of shares for certain Portfolios — Class I shares, Investment Class shares, Class P shares and Class H shares. Effective January 2, 2008, Institutional Class shares and Adviser Class shares of the Portfolios were renamed Class I shares and Class P shares, respectively. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different shareholder service fees as described in Note D. Effective January 2, 2008, the Class H shares commenced operations for the International Fixed Income, Investment Grade Fixed Income and Municipal Portfolios.

A.  Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of the financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.    Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted and listed equity securities not traded on the valuation date, for which market quotations are readily available, are valued at the mean between the current bid and asked prices obtained from reputable brokers.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the “Trustees”), although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Trustees.

2.    Futures: Financial futures contracts (secured by cash and securities deposited with brokers as “initial margin”) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as “variation margin”) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statements of Operations. “Due from (to) Broker” includes initial margin and variation margin, as stated in the Statements of Assets and Liabilities.

Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Futures contracts involve market risk that may exceed the amounts recognized in the Statements of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

3.    Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

4.    Swap Agreements: Each Portfolio (other than the Mid Cap Growth Portfolio) may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counter-party to the agreement, and is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. The following summarizes swaps entered into by the Portfolios:

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Portfolio accrues for interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded within realized gain (loss) on swaps on the Statements of Operations. In a zero-coupon interest rate swap, payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. The Portfolio amortizes its interest payment obligation over the life of the swap. The amortized portion of this payment is recorded within realized gain (loss) on the Statements of Operations. The unamortized portion of this payment is included in “Due from (to) Broker” on the Statements of Assets and Liabilities. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statements of Operations.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Realized gains or losses on maturity or termination of swaps are presented in the Statements of Operations. Because there is no organized market for these swap agreements, the unrealized gain (loss) reported in the Statements of Assets and Liabilities may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown in the Statements of Assets and Liabilities.

5.    Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

6.    Delayed Delivery Commitments: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations. Such transactions may give rise to a form of leverage. This can cause a Portfolio to be more volatile than if it had not been leveraged, as leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.

7.    Foreign Currency Translation and Foreign Currency Exchange Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Core Fixed Income and Long Duration Fixed Income Portfolios) may enter into foreign currency exchange contracts to protect securities and related receivables and payables against future changes in foreign exchange rates and, in certain situations, to gain exposure to foreign currencies. Certain Portfolios may also enter into cross currency hedges which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statements of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Certain Portfolios’ net assets include foreign denominated securities and currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

8.    Purchased and Written Options: Certain Portfolios may write covered call and put options on portfolio securities and other financial instruments. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, a Portfolio, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

Certain Portfolios may purchase call and put options on their portfolio securities or other financial instruments. Each Portfolio may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. Each Portfolio may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

9.    Redemption Fees: Shares of the Balanced, Equities Plus, Mid Cap Growth, U.S. Mid Cap Value, Value, Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income, Limited Duration, Long Duration Fixed Income and Municipal Portfolios redeemed within seven days (30 days with respect to the U.S. Small Cap Value, High Yield and International Fixed Income Portfolios) of purchase may be subject to a 2% redemption fee, payable to the Portfolio. The redemption fee is designed to protect each Portfolio and its shareholders from the effects of short-term trading. These fees, if any, are included on the Statements of Changes in Net Assets.

10.  New Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of March 31, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

11.  Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

Discounts and premiums on securities purchased are accreted/amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B.    Investment Advisory Fees. Morgan Stanley Investment Management Inc. (the “Adviser” or “MS Investment Management”), a wholly-owned subsidiary of Morgan Stanley, performs investment advisory services at a fee calculated by applying a quarterly rate based on the annual percentage rate

Notes to Financial Statements (cont’d)

2008 Semi-Annual Report

March 31, 2008 (unaudited)

listed below, to each Portfolio’s average daily net assets for the quarter.

Portfolio	Advisory Fee
Balanced	0.450%
Equities Plus	0.375%
Mid Cap Growth	0.500%
U.S. Mid Cap Value	0.720% first $1 billion
0.650% over $1 billion
U.S. Small Cap Value	0.670% first $500 million
0.645% next $500 million
0.620% over $1 billion
Value	0.500% first $1 billion
0.450% next $1 billion
0.400% next $1 billion
0.350% over $3 billion
Core Fixed Income	0.375%
Core Plus Fixed Income	0.375% first $1 billion
0.300% over $1 billion
High Yield	0.420% first $500 million
0.345% next $250 million
0.295% next $250 million
0.270% next $1 billion
0.245% next $1 billion
0.220% over $3 billion
Intermediate Duration	0.375%
International Fixed Income	0.375%
Investment Grade Fixed Income	0.375%
Limited Duration	0.300%
Long Duration Fixed Income	0.375%
Municipal	0.375%

With respect to certain portfolios, the Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses, after giving effect to custody fee offsets, so that annual operating expenses will not exceed voluntary expense limitations established for each class of shares as presented in the table below.

	Voluntary Expense Limitations
	Investment
Portfolio	Class I	Class	Class P	Class H

Equities Plus	0.600%	—%	0.850%	—%
Core Fixed Income	0.500	0.500	0.750	—
Long Duration Fixed Income	0.500	—	0.750	—
Municipal	0.500	—	0.750	0.750	*

* Excluding transfer agency fees.

Fee waivers and/or expense reimbursements are voluntary and may be commenced or terminated at any time. For the six months ended March 31, 2008, the Portfolios had advisory fees waived and/or certain expenses reimbursed as follows:

Advisory Fees Waived
and/or Reimbursed
Portfolio	(000)
Equities Plus	$42
Core Fixed Income	49
Long Duration Fixed Income	31
Municipal	18

Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as Sub-Adviser to the International Fixed Income Portfolio. MSIM Limited is a wholly-owned subsidiary of Morgan Stanley. Under an Investment Sub-Advisory Agreement with the Adviser, MSIM Limited, subject to the control and supervision of the Fund, its Officers, Trustees and the Adviser, and in accordance with the investment objectives, policies and restrictions of the Portfolio, makes certain day-to-day investment decisions for the Portfolio and places certain of the Portfolio’s purchase and sales orders. The Adviser pays MSIM Limited on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

C.    Administration Fees. MS Investment Management (the “Administrator”) also provides the Fund with administration services pursuant to an administration agreement for an annual fee, accrued daily and paid monthly, of 0.08% of each Portfolio’s average daily net assets.

Under an agreement between the Administrator and JPMorgan Investor Services Co. (“JPMIS”), a corporate affiliate of JPMorgan Chase Bank, N.A., JPMIS provides certain administrative services to the Fund. For such services, the Administrator pays JPMIS a portion of the fee the Administrator receives from the Fund.

D.   Shareholder Servicing Fees. Morgan Stanley Distribution, Inc. (“MSDI” or the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor for the Fund.

Pursuant to a Shareholder Service Plan, each Portfolio pays the Distributor a shareholder servicing fee, accrued daily and paid monthly, at an annual rate of up to 0.15% of the Portfolio’s average daily net assets attributable to Investment Class shares. Pursuant to separate Shareholder Service Plans, each Portfolio may pay to the Distributor and other affiliated and unaffiliated broker-dealers, financial institutions and/or inter-mediaries a service fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the Portfolio’s average daily net assets attributable to Class P and Class H shares, respectively. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% shareholder servicing fee it is entitled to receive from the Class P shares’ average daily net assets for the Investment Grade Fixed Income Portfolio.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

E. Custodian Fees.  JPMorgan Chase Bank, N.A. (the “Custodian”) serves as Custodian for the Fund in accordance with a custodian agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act.

The Fund has entered into an arrangement with its Custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio’s expenses. These custodian credits are shown as “Expense Offset” on the Statements of Operations.

F.  Portfolio Investment Activity

1. Security Transactions: For the six months ended March 31, 2008, purchases and sales of investment securities other than long-term U.S. government securities and short-term investments were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$230,423	$238,830
Equities Plus	870	2,372
Mid Cap Growth	1,436,859	749,841
U.S. Mid Cap Value	46,577	42,066
U.S. Small Cap Value	228,333	197,046
Value	24,336	229,105
Core Fixed Income	497,195	456,664
Core Plus Fixed Income	4,546,601	4,053,360
High Yield	20,171	56,170
Intermediate Duration	14,316	22,826
International Fixed Income	108,301	116,512
Investment Grade Fixed Income	838,945	778,106
Limited Duration	67,149	140,574
Long Duration Fixed Income	3,729	1,981
Municipal	396,529	331,411

For the six months ended March 31, 2008, purchases and sales of long-term U.S. government securities were:

	Purchases	Sales
Portfolio	(000)	(000)
Balanced	$4,430	$17,710
Core Fixed Income	25,037	40,839
Core Plus Fixed Income	141,287	298,240
High Yield	2,228	2,258
Intermediate Duration	18,221	18,622
International Fixed Income	1,485	1,499
Investment Grade Fixed Income	34,506	67,109
Long Duration Fixed Income	4,235	9,233

2. Transactions with Affiliates: The Portfolios invest in the Institutional Class of portfolios within the Morgan Stanley Institutional Liquidity Funds (the ‘‘Liquidity Funds’’), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities.  A summary of the Portfolio’s transactions in the shares of the Liquidity Funds during the six months ended March 31, 2008 is set forth below:

	Market Value	Purchases	Sales	Dividend	Market Value
	September 30, 2007	at Cost	Proceeds	Income	March 31, 2008
Portfolio	(000)	(000)	(000)	(000)	(000)
Balanced	$48,557	$145,194	$114,620	$2,127	$79,131
Equities Plus	3,938	21,479	23,069	53	2,348
Mid Cap Growth	166,488	689,607	834,805	2,335	21,290
U.S. Mid Cap Value	4,405	42,771	42,206	126	4,970
U.S. Small Cap Value	47,310	127,366	136,721	1,156	37,955
Value	10,961	115,380	121,681	176	4,660
Core Fixed Income	32,976	109,600	117,945	543	24,631
Core Plus Fixed Income	230,945	773,780	830,081	3,312	174,644
High Yield	10,943	81,545	83,004	159	9,484
Intermediate Duration	27,993	34,588	48,178	640	14,403
International Fixed Income	5,845	54,454	51,349	144	8,950
Investment Grade Fixed Income	31,654	131,970	140,599	620	23,025
Limited Duration	65,597	146,863	131,101	1,205	81,359
Long Duration Fixed Income	1,103	15,440	13,757	93	2,786
Municipal	12,492	395,306	341,571	507	66,227

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Investment advisory fees paid by the Portfolios are reduced by an amount equal to their pro-rata share of the advisory and administration fees paid by the Liquidity Funds (“Rebate”). For the six months ended March 31, 2008, advisory fees paid were reduced as follows:

Portfolio	Rebate (000)
Balanced	$73
Equities Plus	1
Mid Cap Growth	56
U.S. Mid Cap Value	3
U.S. Small Cap Value	28
Value	5
Core Fixed Income	13
Core Plus Fixed Income	82
High Yield	4
Intermediate Duration	15
International Fixed Income	4
Investment Grade Fixed Income	15
Limited Duration	30
Long Duration Fixed Income	2
Municipal	19

The Balanced Portfolio invests in Morgan Stanley Institutional Fund, Inc. Emerging Markets Portfolio — Class I, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Institutional Fund, Inc. Emerging Market Portfolio — Class I was acquired at a cost of $11,170,000. During the six months ended March 31, 2008, the Portfolio had purchased 57,369 shares of the investment for a realized loss of $80,767.

A summary of the Balanced Portfolio’s transactions in shares of the affiliated issuer during the six months ended March 31, 2008 is as follows:

Market Value September 30, 2007 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value March 31, 2008 (000)
$—	$13,365	$1,775	$1,825	$8,616

During the six months ended March 31, 2008, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

Broker Commissions
Portfolio	(000)
Balanced	$2
Mid Cap Growth	131
U.S. Mid Cap Value	3
U.S. Small Cap Value	2
Value	@—

@ Amount is less than $500.

G. Securities Lending. Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. Portfolios that lend securities receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked to market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is included in the Portfolios’ Statements of Operations in interest income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The value of loaned securities and related collateral outstanding at March 31, 2008 are as follows:

Portfolio	Value of Loaned Securities (000)	Value of Collateral (000)
Balanced	$5,253	$5,339
Equities Plus	101	102
Value	5,490	5,535
Core Fixed Income	22,297	22,737
Core Plus Fixed Income	106,380	108,208
High Yield	27,639	28,354
Investment Grade Fixed Income	22,071	22,509

The following Portfolios had income from securities lending (after rebates to borrowers and allocation to the securities lending agent):

Net Interest Earned
by Portfolio
Portfolio	(000)
Balanced	$23
Equities Plus	@—
Value	42
Core Fixed Income	56
Core Plus Fixed Income	306
High Yield	112
Investment Grade Fixed Income	54

@ Amount is less than $500.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

H. Federal Income Taxes. It is each Portfolio’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Each Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly and those of the Mid Cap Growth, U.S. Mid Cap Value and U.S. Small Cap Value Portfolios which are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The Portfolios adopted the provisions of the FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes “the Interpretation”), on March 31, 2008. The Interpretation is to be applied to all open tax years as of the date of effectiveness. As of March 31, 2008, this did not result in an impact to the Portfolios’ financial statements.

The tax character of the Municipal Portfolio’s ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal 2007 and 2006 were as follows:

	2007 Distributions Paid From:			2006 Distributions Paid From:
			Long-			Long-
		Tax-	term		Tax-	term
	Ordinary	Exempt	Capital	Ordinary	Exempt	Capital
	Income	Income	Gain	Income	Income	Gain
Portfolio	(000)	(000)	(000)	(000)	(000)	(000)

Balanced	$5,905	$—	$—	$6,745	$—	$—
Equities Plus	2,025	—	607	150	—	—
Mid Cap Growth	6,935	—	—	—	—	—
U.S. Mid Cap Value	992	—	—	1,077	—	—
U.S. Small Cap Value	19,628	—	63,579	9,470	—	29,317
Value	16,197	—	49,107	21,148	—	105,355
Core Fixed Income	15,255	—	—	13,189	—	1,081
Core Plus Fixed Income	148,778	—	—	137,775	—	—
High Yield	16,628	—	—	17,160	—	—
Intermediate Duration	7,079	—	—	10,476	—	—
International Fixed Income	5,213	—	—	7,333	—	161
Investment Grade Fixed Income	27,744	—	—	26,432	—	287
Limited Duration	54,837	—	—	44,031	—	—
Long Duration Fixed Income	1,102	—	48	—	—	—
Municipal	25,018	6,515	—	2,236	19,656	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, options, swaps, forwards and futures, including Post October losses.

Permanent differences are generally due to REIT adjustments, foreign currency transactions, foreign futures transactions, swap transactions, distribution reclass, paydown adjustments, non-deductible organization costs and expiration of capital loss carryforward. These resulted in the following reclassifications among the Portfolios’components of net assets at September 30, 2007:

	Accumulated Undistributed (Distributions in Excess of) Net Investment	Accumulated
	Income	Net Realized	Paid-in
	(Loss)	Gain (Loss)	Capital
Portfolio	(000)	(000)	(000)
Balanced	$825	$(585)	$(240)
Equities Plus	53	(6)	(47)
Mid Cap Growth	(87)	87	—
U.S. Mid Cap Value	(@—)	@—	—
U.S. Small Cap Value	(358)	396	(38)
Value	(@—)	@—	—
Core Fixed Income	1,709	(615)	(1,094)
Core Plus Fixed Income	20,712	(12,508)	(8,204)
High Yield	360	7,307	(7,667)
Intermediate Duration	177	71	(248)

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

Portfolio	Accumulated Undistributed (Distributions in Excess of) Net Investment Income (Loss) (000)	Accumulated Net Realized Gain (Loss) (000)	Paid-in Capital (000)
International Fixed Income	$2,911	$(2,911)	$—
Investment Grade Fixed Income	4,957	(2,936)	(2,021)
Limited Duration	(907)	2,201	(1,294)
Long Duration Fixed Income	(3)	92	(89)
Municipal	3,457	(3,261)	(196)

@ Amount is less than $500.

At September 30, 2007, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income (000)	Tax-Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
Balanced	$2,497	$—	$—
Equities Plus	1,396	—	1,126
Mid Cap Growth	8,804	—	—
U.S. Mid Cap Value	953	—	—
U.S. Small Cap Value	30,913	—	55,446
Value	6,334	—	24,662
Core Fixed Income	3,688	—	—
Core Plus Fixed Income	10,349	—	—
High Yield	5,234	—	—
Intermediate Duration	935	—	—
International Fixed Income	9,885	—	—
Investment Grade Fixed Income	4,903	—	—
Limited Duration	5,938	—	—
Long Duration Fixed Income	406	—	—
Municipal	1,997	2,751	1,358

At March 31, 2008, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

				Net Unrealized
				Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Portfolio	(000)	(000)	(000)	(000)
Balanced	$351,532	$27,797	$(22,894)	$4,903
Equities Plus	25,022	324	(5,861)	(5,537)
Mid Cap Growth	3,152,935	476,608	(366,257)	110,351
U.S. Mid Cap Value	165,762	8,914	(18,981)	(10,067)
U.S. Small Cap Value	764,876	91,151	(66,739)	24,412
Value	285,160	28,881	(34,373)	(5,492)
Core Fixed Income	416,228	4,684	(33,782)	(29,098)
Core Plus Fixed Income	3,525,218	46,007	(314,601)	(268,594)
High Yield	217,974	1,803	(49,112)	(47,309)
Intermediate Duration	158,611	1,114	(13,740)	(12,626)
International Fixed Income	202,267	24,812	(827)	23,985
Investment Grade Fixed Income	659,631	7,719	(52,067)	(44,348)
Limited Duration	1,031,011	6,652	(141,878)	(135,226)
Long Duration Fixed Income	29,674	1,004	(483)	521
Municipal	1,085,491	24,465	(32,957)	(8,492)

At September 30, 2007, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

	Expiration Date September 30,
	(000)
Portfolio	2008	2009	2010	2011

Balanced	$—	$—	$—	$21,499
Mid Cap Growth	—	—	165,460	303,325
U.S. Mid Cap Value	—	—	—	139,180
Core Fixed Income	—	—	—	—
Core Plus Fixed Income	—	—	—	36,930
High Yield	12,236	26,962	20,212	183,778
Intermediate Duration	—	—	—	—
Investment Grade Fixed Income	—	—	—	—
Limited Duration	—	—	—	—

	Expiration Date September 30,
	(000)
Portfolio	2012	2013	2014	2015	Total

Balanced	$—	$—	$—	$—	$21,499
Mid Cap Growth	—	—	—	—	468,785
U.S. Mid Cap Value	—	—	—	—	139,180
Core Fixed Income	—	—	489	—	489
Core Plus Fixed Income	—	—	7,135	15,680	59,745
High Yield	205,458	11,840	874	737	462,097
Intermediate Duration	—	673	1,559	5,324	7,556
Investment Grade Fixed Income	—	—	607	12	619
Limited Duration	—	8,253	8,229	7,068	23,550

In addition to the $462,097,000 in unused capital losses attributed to the High Yield Portfolio in the table above, approximately $54,190,000 has been brought forward as a result of the Portfolio’s merger with the MSIF Inc. High Yield II Portfolio. The utilization of the capital loss carryforward in subsequent years may be limited pursuant to sections 382 and 383 of the Internal Revenue Code. This acquired capital loss carryforward is expected to expire between 2007-2014.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Notes to Financial Statements (cont’d)

During the year ended September 30, 2007, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately:

Portfolio	Capital Loss Carryforward Utilized (000)
Balanced	$20,215
Mid Cap Growth	321,771
U.S. Mid Cap Value	33,211
Core Fixed Income	96
Municipal	943

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2007, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2006 and September 30, 2007 up to the following amounts:

	Post-October
Portfolio	Capital Losses (000)	Currency Losses (000)
Mid Cap Growth	$—	$86
Core Fixed Income	606	—
Core Plus Fixed Income	745	1,820
High Yield	—	635
Investment Grade Fixed Income	2,778	—
Long Duration Fixed Income	27	—

I. Contractual Obligations. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

J. Other. The High Yield Portfolio’s net assets are substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect an issuer’s ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2008, approximately 73% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio’s net assets:

% of
Portfolio’s
Insurers	Net Assets
MBIA	16.5%
FGIC	15.7
FSA	15.5
AMBAC	14.7

At March 31, 2008, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

	Percentage of Ownership
Portfolio	Class I	Investment Class	Class P
Balanced	84.1%	98.6%	85.9%
Mid Cap Growth	29.5	—	64.2
U.S. Mid Cap Value	61.9	85.7	75.8
U.S. Small Cap Value	15.0	—	67.1
Value	63.3	—	93.4
Core Fixed Income	—	—	96.3
Core Plus Fixed Income	25.1	96.5	88.3
High Yield	—	—	77.3
Intermediate Duration	89.4	100.0	—
International Fixed Income	11.7	—	—
Investment Grade Fixed Income	23.0	—	—
Long Duration Fixed Income	11.1	—	—
Municipal	33.6	—	27.0

K. Reverse Stock Split. After the close of business on November 10, 2006, High Yield Portfolio effected a 1 for 2 reverse stock split for the shares of the Portfolio. All transactions in capital stock and per share data prior to November 13, 2006 have been restated to give effect to the reverse stock split. The reverse stock split had no impact on the overall value of a shareholder’s investment in the Portfolio.

L. Subsequent Event. The Trustees of the Fund approved adding Class L shares to International Fixed Income, Investment Grade Fixed Income and Municipal Portfolios.

2008 Semi-Annual Report

March 31, 2008

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

POLICY CONCERNING CUSTOMER INFORMATION

Morgan Stanley Institutional Fund Trust (the “Fund”) is required by federal law to provide you with a copy of their Privacy Policy (the “Policy”) annually. The following Policy applies to current and former individual clients of the Fund. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that this Policy may be amended at any time, and that you will be informed of any changes to this Policy as required by law.

THE FUND RESPECTS YOUR PRIVACY

The Fund appreciates that you have provided your personal financial information and strive to maintain the privacy of such information. This Policy describes, and is designed to help you understand, what non-public personal information the Fund may collect about you, why the Fund collects it, and when the Fund may share it with others. Throughout this Policy, the non-public information that personally identifies you or your accounts is referred to as “personal information.”

1.               WHAT PERSONAL INFORMATION DOES THE FUND COLLECT ABOUT YOU?

To serve you better and manage your investment, it is important that the Fund collects and maintains accurate information about you. The Fund obtains this information from applications and other forms you submit, from your dealings with the Fund, and from third parties and other sources.

For example:

•        The Fund collects information such as your name, address, e-mail address, and telephone/fax numbers through applications and other forms you may submit.

•        The Fund may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive through your dealings and transactions with the Fund and other sources.

•        The Fund may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.               WHEN DOES THE FUND DISCLOSE PERSONAL INFORMATION COLLECTED ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage your investment, the Fund may disclose personal information collected about you to affiliated companies and to non-affiliated third parties as required or permitted by law.

a.               Information the Fund discloses to affiliated companies:

The Fund does not disclose personal information collected about you to affiliated companies except to enable them to provide services on their behalf or as otherwise required or permitted by law.

b.               Information the Fund discloses to third parties:

The Fund does not disclose personal information collected about you to non-affiliated third parties except to enable them to provide services on the Fund’s behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where the Fund may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control or to respond to judicial process. When the Fund shares personal information with these third parties, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

2008 Semi-Annual Report

March 31, 2008

An Important Notice Concerning Our U.S. Privacy Policy (cont’d)

3. HOW DOES THE FUND PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION COLLECTED ABOUT YOU?

The Fund and/or its service providers maintain physical, electronic and procedural security measures to help safeguard the personal information collected about you. The Fund and its service providers have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on the Fund’s behalf may also receive personal information, and they are required to adhere to confidentiality standards with respect to such information.

If you have any questions regarding this Policy, please contact a Fund representative at (800) 548-7786.

© 2008 Morgan Stanley Institutional Fund Trust

2008 Semi-Annual Report

March 31, 2008 (unaudited)

Trustee and Officer Information

Trustees	Officers
Michael E. Nugent	Michael E. Nugent
Frank L. Bowman	Chairman of the Board and Trustee
Michael Bozic	Ronald E. Robison
Kathleen A. Dennis	President and Principal Executive Officer
James F. Higgins	Dennis F. Shea
Dr. Manuel H. Johnson	Vice President
Joseph J. Kearns	Amy R. Doberman
Michael F. Klein	Vice President
W. Allen Reed	Carsten Otto
Fergus Reid	Chief Compliance Officer
Investment Adviser and Administrator	Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.	Vice President
522 Fifth Avenue	Mary E. Mullin
New York, NY 10036	Secretary
Distributor	James W. Garrett
Morgan Stanley Distribution, Inc.	Treasurer and Chief Financial Officer
One Tower Bridge
100 Front Street, Suite 1100
West Conshohocken, PA 19428-2899
Custodian
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017
Legal Counsel
Clifford Chance US LLP 31
West 52nd Street
New York, NY 10019-6131
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Reporting to Shareholders

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund’s second and fourth fiscal quarters. The semi-annual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to Fund shareholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s website, http:/www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll-free 1(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC’s website at http://www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Institutional Fund Trust which describes in detail each Investment Portfolio’s investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call 1(800) 548-7786.

Printed in U.S.A.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
Investment Adviser: 1(610) 940-5000 • MSIF Trust 1(800) 548-7786

© 2008 Morgan Stanley

IFEQFISAN 3/08

IU08-02832P-Y03/08

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment company Act of 1940, the registrants has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley Institutional Fund Trust

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2008